(2_FIDELITY_LOGOS)

FIDELITY(REGISTERED TRADEMARK) ADVISOR
FOCUS FUNDS SM
CLASS A, CLASS T, CLASS B AND CLASS C
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Natural Resources
Technology
Utilities Growth

SEMIANNUAL REPORT

JANUARY 31, 2000

CONTENTS

PERFORMANCE OVERVIEW  4

CONSUMER INDUSTRIES   5                        PERFORMANCE
                      9                        FUND TALK: THE MANAGER'S OVERVIEW
                      10                       INVESTMENT SUMMARY
                      11                       INVESTMENTS
                      15                       FINANCIAL STATEMENTS
                      19                       NOTES TO THE
                                               FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES   23                       PERFORMANCE
                      27                       FUND TALK: THE MANAGER'S OVERVIEW
                      28                       INVESTMENT SUMMARY
                      29                       INVESTMENTS
                      31                       FINANCIAL STATEMENTS
                      35                       NOTES TO THE
                                               FINANCIAL STATEMENTS

FINANCIAL SERVICES    39                       PERFORMANCE
                      43                       FUND TALK: THE MANAGER'S OVERVIEW
                      44                       INVESTMENT SUMMARY
                      45                       INVESTMENTS
                      47                       FINANCIAL STATEMENTS
                      51                       NOTES TO THE
                                               FINANCIAL STATEMENTS

HEALTH CARE           55                       PERFORMANCE
                      59                       FUND TALK: THE MANAGER'S OVERVIEW
                      60                       INVESTMENT SUMMARY
                      61                       INVESTMENTS
                      63                       FINANCIAL STATEMENTS
                      67                       NOTES TO THE
                                               FINANCIAL STATEMENTS

NATURAL RESOURCES     71                       PERFORMANCE
                      75                       FUND TALK: THE MANAGER'S OVERVIEW
                      76                       INVESTMENT SUMMARY
                      77                       INVESTMENTS
                      79                       FINANCIAL STATEMENTS
                      83                       NOTES TO THE
                                               FINANCIAL STATEMENTS

TECHNOLOGY            87                       PERFORMANCE
                      91                       FUND TALK: THE MANAGER'S OVERVIEW
                      92                       INVESTMENT SUMMARY
                      93                       INVESTMENTS
                      96                       FINANCIAL STATEMENTS
                      100                      NOTES TO THE
                                               FINANCIAL STATEMENTS

UTILITIES GROWTH      104                      PERFORMANCE
                      108                      FUND TALK: THE MANAGER'S OVERVIEW
                      109                      INVESTMENT SUMMARY
                      110                      INVESTMENTS
                      112                      FINANCIAL STATEMENTS
                      116                      NOTES TO THE
                                               FINANCIAL STATEMENTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE OVERVIEW

Due to their volatile nature, technology stocks are capable of producing dramatic performance swings - up or down - in any given time period. Back in the fall of 1998, for instance, when several technology-intensive Southeast Asian markets imploded, tech investors the world over ran for safer ground. Funny how a year changes things.

Technology stocks dominated the U.S. equity market during the six months that ended January 31, 2000, and `dominated' may be an understatement: The NASDAQ Index, which serves as a general gauge of tech stock performance, was up 49.52%. While technology stocks were ruling the roost, however, the rest of the market had its hands full just trying to generate positive returns. The market itself was extremely narrow during the period, with a select group of stocks clogging the top of the performance charts. Accordingly, the bellwether U.S. stock indexes - the Standard & Poor's 500 SM Index and the Dow Jones Industrial Average - returned 5.59% and 3.46%, respectively, as such major sectors as finance and health turned in lackluster performances. For calendar year 1999, in fact, the 10 best-performing stocks accounted for close to 70% of the market's advance.

For the most part, investors continued to favor large-cap growth stocks during the period. But thanks to the haughty performance of the tech sector, many smaller stocks got in on the act as well. The Russell 2000(registered trademark) Index - a popular performance gauge for smaller stocks - outperformed the S&P 500(registered trademark) during the period by posting a 12.25% return. A considerable technology weighting certainly didn't hurt.

Of course, much of the fuel for the technology ride was supplied by Internet-related stocks. Investors continued to gravitate toward these stocks, bidding up their prices rapidly despite the fact that many companies were unprofitable and showed no signs of being profitable in the near future. This type of price momentum - which flew in the face of conventional wisdom that a company's share price follows its earnings - left many professional money managers scratching their heads.

The policymakers of the Federal Reserve Board also wondered what to do about the sector's dominance, specifically its influence on the resilient U.S. economy. The Fed's answer - per usual - came in the form of two successive interest-rate hikes, once in August and again in November. These widely anticipated gestures, however - which took back some of the rate cuts the Fed had made in 1998 - did very little to temper the momentum. Tech stocks sold off some in January, mostly triggered by anticipation that the Fed would raise rates again at its February meeting.

Turning to individual sector performance, what more can be said about TECHNOLOGY? Aside from the omnipresent Internet influence, tech stocks also were boosted by increased corporate and consumer demand for data storage, as well as the continued growth spurt within the wireless communications area. The Goldman Sachs Technology Index - an index of 185 stocks designed to measure the performance of companies in the tech sector - returned 41.54% during the six-month period.

Because of their narrow focus, sector funds tend to be more volatile than funds that diversify across many sectors and companies. The only other two Advisor Focus sectors that generated positive results - as measured by industry-specific Goldman Sachs indexes - were utilities and health care. The incredible demand for wireless and cellular communications lifted many stocks within the UTILITIES sector. Increased cost-cutting competition among long-distance telephone service carriers, as well as a wave of domestic and international consolidation, also marked the period. Bell Atlantic became the first local telephone company to enter the $90 billion U.S. long-distance business, while AT&T continued to transform itself from a standard telephone company into a wide-ranging telecommunications provider. For the period, the Goldman Sachs Utilities Index was up 12.17%.

HEALTH CARE stocks, on the other hand, received a much-needed boost from the biotechnology sector, which continued to generate excitement over the emerging field of genomics. Investors also kept watch on the ongoing takeover battle between drug giants American Home Products and Pfizer, both of which aggressively courted Warner-Lambert. Many health care firms also began to leverage the power of the Internet during the period.

The remaining four industry sectors couldn't reach positive territory during the period. The performance of stocks in the CONSUMER INDUSTRIES sector was influenced mostly by consumer confidence level swings. Consumer confidence was down through the early part of the period, implying that higher interest rates and falling stock prices could cause many folks to keep their wallets in their pockets. Confidence rebounded sharply as the year came to a close, however, as strong economic data translated into strong sales for retailers. In company-specific developments, Coca-Cola experienced a bit of management chaos, while many leading retailers - including Wal-Mart and Kmart - entered into online marketing alliances.

The anticipation and eventual reality of higher interest rates spelled trouble for most FINANCIAL SERVICES stocks during the period. A slowdown in banking mergers was attributed in large part to the rising rate environment and sluggish revenue growth. Higher rates resulted in lower loan volumes for many regional banks and, while the Fed left interest rates untouched in December, speculation was that another hike was in store in early 2000. The Goldman Sachs Financial Services Index was down almost 8% during the period.

Interest-rate pressures also had a negative impact on the CYCLICAL INDUSTRIES sector, predominately made up of economically sensitive stocks. This group performed well through much of the period, buoyed by increased manufacturing growth and strong consolidation rates among commodity-based companies. But rate pressures in January took the wind out of the sails, as concerns over an economic slowdown cast doubts over continued manufacturing growth.

NATURAL RESOURCES stocks had mixed performance results. Gold prices snapped back nicely in late September after a prolonged drought, and the ministers of OPEC agreed to restrain oil output, indicating a strong likelihood that oil prices would remain high during the winter season in the Northern Hemisphere. A proposed merger between BP Amoco and Atlantic Richfield was blocked due to antitrust laws, while another mega-merger - this one between foreign giants Total Fina and Elf Aquitane - was eventually finalized.

ADVISOR CONSUMER INDUSTRIES FUND - CLASS A
PERFORMANCE

PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL A  -0.48%         0.27%        95.36%

FIDELITY ADV CONSUMER - CL A  -6.20%         -5.49%       84.13%
(INCL. 5.75% SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Consumer Industries        -1.06%         -0.91%       82.75%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 304 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL A    0.27%        21.69%

FIDELITY ADV CONSUMER - CL A    -5.49%       19.60%
(INCL. 5.75% SALES CHARGE)

S&P 500                         10.35%       26.77%

GS Consumer Industries          -0.91%       19.33%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Consumer Ind -CL A       S&P 500                     GS Consumer Industries
             00185                       SP001                       GS002
  1996/09/03       9425.00                    10000.00                    10000.00
  1996/09/30       9943.38                    10516.69                    10513.26
  1996/10/31      10056.48                    10806.74                    10515.20
  1996/11/30      10395.78                    11623.62                    11025.10
  1996/12/31      10216.82                    11393.36                    10884.77
  1997/01/31      10710.11                    12105.21                    11305.36
  1997/02/28      10842.92                    12200.12                    11695.56
  1997/03/31      10529.87                    11698.81                    11296.69
  1997/04/30      10700.63                    12397.23                    11790.13
  1997/05/31      11525.94                    13151.98                    12465.57
  1997/06/30      12114.10                    13741.19                    12976.04
  1997/07/31      12787.63                    14834.57                    13662.47
  1997/08/31      12332.28                    14003.54                    12875.85
  1997/09/30      13156.20                    14770.51                    13567.42
  1997/10/31      12917.00                    14277.18                    13296.15
  1997/11/30      13551.41                    14938.07                    14130.89
  1997/12/31      13988.48                    15194.56                    14591.98
  1998/01/31      13923.62                    15362.61                    14472.66
  1998/02/28      14928.97                    16470.56                    15602.11
  1998/03/31      15782.98                    17314.02                    16489.31
  1998/04/30      15685.69                    17488.19                    16327.46
  1998/05/31      15761.36                    17187.57                    16451.19
  1998/06/30      16550.51                    17885.73                    17157.68
  1998/07/31      16301.88                    17695.25                    16593.20
  1998/08/31      14010.10                    15136.87                    14250.87
  1998/09/30      14167.78                    16106.54                    14330.43
  1998/10/31      15878.08                    17416.64                    16100.92
  1998/11/30      16802.57                    18472.27                    17178.98
  1998/12/31      18004.40                    19536.64                    18227.30
  1999/01/31      18362.64                    20353.66                    18442.58
  1999/02/28      18177.75                    19721.07                    18139.22
  1999/03/31      18478.20                    20510.11                    18457.02
  1999/04/30      18709.33                    21304.46                    18831.12
  1999/05/31      18374.20                    20801.47                    18406.85
  1999/06/30      19102.23                    21955.95                    19134.43
  1999/07/31      18501.32                    21270.48                    18470.42
  1999/08/31      17773.28                    21165.19                    17776.69
  1999/09/30      17390.66                    20585.06                    17266.59
  1999/10/31      18295.44                    21887.68                    18350.63
  1999/11/30      18577.46                    22332.66                    18648.14
  1999/12/31      19834.75                    23648.05                    19743.97
  2000/01/31      18412.95                    22459.97                    18274.61
IMATRL PRASUN   SHR__CHT 20000131 20000216 142903 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $18,413 - an 84.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,275 - an 82.75% increase.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

ADVISOR CONSUMER INDUSTRIES FUND - CLASS T
PERFORMANCE

PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL T  -0.61%         -0.04%       93.15%

FIDELITY ADV CONSUMER - CL T  -4.09%         -3.54%       86.39%
(INCL. 3.50% SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Consumer Industries        -1.06%         -0.91%       82.75%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 304 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL T    -0.04%       21.29%

FIDELITY ADV CONSUMER - CL T    -3.54%       20.03%
(INCL. 3.50% SALES CHARGE)

S&P 500                         10.35%       26.77%

GS Consumer Industries          -0.91%       19.33%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Consumer Ind -CL T       S&P 500                     GS Consumer Industries
             00195                       SP001                       GS002
  1996/09/03       9650.00                    10000.00                    10000.00
  1996/09/30      10180.75                    10516.69                    10513.26
  1996/10/31      10296.55                    10806.74                    10515.20
  1996/11/30      10643.95                    11623.62                    11025.10
  1996/12/31      10451.06                    11393.36                    10884.77
  1997/01/31      10955.66                    12105.21                    11305.36
  1997/02/28      11091.51                    12200.12                    11695.56
  1997/03/31      10761.58                    11698.81                    11296.69
  1997/04/30      10936.25                    12397.23                    11790.13
  1997/05/31      11770.78                    13151.98                    12465.57
  1997/06/30      12362.72                    13741.19                    12976.04
  1997/07/31      13051.69                    14834.57                    13662.47
  1997/08/31      12585.91                    14003.54                    12875.85
  1997/09/30      13396.56                    14770.51                    13567.42
  1997/10/31      13152.02                    14277.18                    13296.15
  1997/11/30      13800.59                    14938.07                    14130.89
  1997/12/31      14236.18                    15194.56                    14591.98
  1998/01/31      14169.91                    15362.61                    14472.66
  1998/02/28      15185.99                    16470.56                    15602.11
  1998/03/31      16058.50                    17314.02                    16489.31
  1998/04/30      15948.06                    17488.19                    16327.46
  1998/05/31      16025.37                    17187.57                    16451.19
  1998/06/30      16820.56                    17885.73                    17157.68
  1998/07/31      16566.54                    17695.25                    16593.20
  1998/08/31      14236.18                    15136.87                    14250.87
  1998/09/30      14397.48                    16106.54                    14330.43
  1998/10/31      16128.00                    17416.64                    16100.92
  1998/11/30      17069.78                    18472.27                    17178.98
  1998/12/31      18282.32                    19536.64                    18227.30
  1999/01/31      18647.26                    20353.66                    18442.58
  1999/02/28      18458.91                    19721.07                    18139.22
  1999/03/31      18753.21                    20510.11                    18457.02
  1999/04/30      18976.89                    21304.46                    18831.12
  1999/05/31      18635.49                    20801.47                    18406.85
  1999/06/30      19377.14                    21955.95                    19134.43
  1999/07/31      18753.21                    21270.48                    18470.42
  1999/08/31      18011.56                    21165.19                    17776.69
  1999/09/30      17633.69                    20585.06                    17266.59
  1999/10/31      18543.50                    21887.68                    18350.63
  1999/11/30      18818.84                    22332.66                    18648.14
  1999/12/31      20087.80                    23648.05                    19743.97
  2000/01/31      18639.27                    22459.97                    18274.61
IMATRL PRASUN   SHR__CHT 20000131 20000216 143119 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $18,639 - an 86.39% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,275 - an 82.75% increase.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

ADVISOR CONSUMER INDUSTRIES FUND - CLASS B

PERFORMANCE

PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares' bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL B  -0.87%         -0.49%       90.43%

FIDELITY ADV CONSUMER - CL B  -5.74%         -5.38%       87.43%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Consumer Industries        -1.06%         -0.91%       82.75%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 304 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL B  -0.49%       20.78%

FIDELITY ADV CONSUMER - CL B  -5.38%       20.22%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       10.35%       26.77%

GS Consumer Industries        -0.91%       19.33%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Consumer Ind -CL B       S&P 500                     GS Consumer Industries
             00190                       SP001                       GS002
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10550.00                    10516.69                    10513.26
  1996/10/31      10670.00                    10806.74                    10515.20
  1996/11/30      11030.00                    11623.62                    11025.10
  1996/12/31      10830.11                    11393.36                    10884.77
  1997/01/31      11353.01                    12105.21                    11305.36
  1997/02/28      11493.80                    12200.12                    11695.56
  1997/03/31      11151.90                    11698.81                    11296.69
  1997/04/30      11322.85                    12397.23                    11790.13
  1997/05/31      12187.65                    13151.98                    12465.57
  1997/06/30      12791.00                    13741.19                    12976.04
  1997/07/31      13494.90                    14834.57                    13662.47
  1997/08/31      13012.22                    14003.54                    12875.85
  1997/09/30      13841.35                    14770.51                    13567.42
  1997/10/31      13576.87                    14277.18                    13296.15
  1997/11/30      14249.10                    14938.07                    14130.89
  1997/12/31      14689.16                    15194.56                    14591.98
  1998/01/31      14620.57                    15362.61                    14472.66
  1998/02/28      15649.39                    16470.56                    15602.11
  1998/03/31      16541.02                    17314.02                    16489.31
  1998/04/30      16426.71                    17488.19                    16327.46
  1998/05/31      16506.73                    17187.57                    16451.19
  1998/06/30      17318.35                    17885.73                    17157.68
  1998/07/31      17044.00                    17695.25                    16593.20
  1998/08/31      14643.44                    15136.87                    14250.87
  1998/09/30      14798.16                    16106.54                    14330.43
  1998/10/31      16577.85                    17416.64                    16100.92
  1998/11/30      17528.63                    18472.27                    17178.98
  1998/12/31      18771.97                    19536.64                    18227.30
  1999/01/31      19137.66                    20353.66                    18442.58
  1999/02/28      18942.63                    19721.07                    18139.22
  1999/03/31      19235.18                    20510.11                    18457.02
  1999/04/30      19454.59                    21304.46                    18831.12
  1999/05/31      19088.90                    20801.47                    18406.85
  1999/06/30      19844.66                    21955.95                    19134.43
  1999/07/31      19210.80                    21270.48                    18470.42
  1999/08/31      18430.66                    21165.19                    17776.69
  1999/09/30      18039.23                    20585.06                    17266.59
  1999/10/31      18956.69                    21887.68                    18350.63
  1999/11/30      19241.85                    22332.66                    18648.14
  1999/12/31      20531.25                    23648.05                    19743.97
  2000/01/31      18743.00                    22459.97                    18274.61
IMATRL PRASUN   SHR__CHT 20000131 20000216 142903 R00000000000044

$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $18,743 - an 87.43% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,275 - an 82.75% increase.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

ADVISOR CONSUMER INDUSTRIES FUND - CLASS C

PERFORMANCE

PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL C  -0.93%         -0.49%       90.36%

FIDELITY ADV CONSUMER - CL C  -1.91%         -1.47%       90.36%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Consumer Industries        -1.06%         -0.91%       82.75%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 304 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - CL C   -0.49%       20.77%

FIDELITY ADV CONSUMER - CL C   -1.47%       20.77%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        10.35%       26.77%

GS Consumer Industries         -0.91%       19.33%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Consumer Ind -CL C       S&P 500                     GS Consumer Industries
             00282                       SP001                       GS002
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10550.00                    10516.69                    10513.26
  1996/10/31      10670.00                    10806.74                    10515.20
  1996/11/30      11030.00                    11623.62                    11025.10
  1996/12/31      10830.11                    11393.36                    10884.77
  1997/01/31      11353.01                    12105.21                    11305.36
  1997/02/28      11493.80                    12200.12                    11695.56
  1997/03/31      11151.90                    11698.81                    11296.69
  1997/04/30      11322.85                    12397.23                    11790.13
  1997/05/31      12187.65                    13151.98                    12465.57
  1997/06/30      12791.00                    13741.19                    12976.04
  1997/07/31      13494.90                    14834.57                    13662.47
  1997/08/31      13012.22                    14003.54                    12875.85
  1997/09/30      13841.35                    14770.51                    13567.42
  1997/10/31      13576.87                    14277.18                    13296.15
  1997/11/30      14247.70                    14938.07                    14130.89
  1997/12/31      14686.44                    15194.56                    14591.98
  1998/01/31      14606.62                    15362.61                    14472.66
  1998/02/28      15655.65                    16470.56                    15602.11
  1998/03/31      16545.05                    17314.02                    16489.31
  1998/04/30      16431.02                    17488.19                    16327.46
  1998/05/31      16510.84                    17187.57                    16451.19
  1998/06/30      17320.42                    17885.73                    17157.68
  1998/07/31      17046.76                    17695.25                    16593.20
  1998/08/31      14652.23                    15136.87                    14250.87
  1998/09/30      14807.22                    16106.54                    14330.43
  1998/10/31      16585.06                    17416.64                    16100.92
  1998/11/30      17534.87                    18472.27                    17178.98
  1998/12/31      18776.92                    19536.64                    18227.30
  1999/01/31      19130.05                    20353.66                    18442.58
  1999/02/28      18947.40                    19721.07                    18139.22
  1999/03/31      19239.65                    20510.11                    18457.02
  1999/04/30      19458.83                    21304.46                    18831.12
  1999/05/31      19093.52                    20801.47                    18406.85
  1999/06/30      19848.49                    21955.95                    19134.43
  1999/07/31      19215.29                    21270.48                    18470.42
  1999/08/31      18435.96                    21165.19                    17776.69
  1999/09/30      18044.96                    20585.06                    17266.59
  1999/10/31      18961.45                    21887.68                    18350.63
  1999/11/30      19246.30                    22332.66                    18648.14
  1999/12/31      20534.34                    23648.05                    19743.97
  2000/01/31      19035.76                    22459.97                    18274.61
IMATRL PRASUN   SHR__CHT 20000131 20000216 142903 R00000000000044

$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $19,036 - a 90.36% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,275 - an 82.75% increase.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Porter)

An interview with
John Porter, Portfolio
Manager of Fidelity Advisor Consumer Industries Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six-month period that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares posted returns of -0.48%, -0.61%, -0.87% and -0.93%, respectively. For this same time frame, the Goldman Sachs Consumer Industries Index - an index of 304 stocks designed to measure the performance of companies in the consumer industries sector - retreated 1.06%. The Standard & Poor's 500 Index returned 5.59% during the six-month period. For the 12 months ending January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 0.27%, -0.04%, -0.49% and -0.49%, respectively. By comparison, the Goldman Sachs and S&P 500 indexes returned -0.91% and 10.35%, respectively.

Q. WHAT FACTORS HELPED THE FUND BEAT THE GOLDMAN SACHS INDEX DURING THE PAST SIX MONTHS?

A. Some good picks, coupled with strong industry positioning, gave us the upper hand during the period. We gained an advantage by maintaining an underweighting in soft drinks, most notably Coca-Cola, which continued to grapple with local market challenges and falling sales volumes. The fund benefited from its overexposure to Procter & Gamble, which rallied in response to recovering global economies and a company-wide reorganization. Having a smaller stake than the index in both retail department stores and foods, and a larger position in broadcasting stocks, also helped. However, the fund's overweighting in supermarkets and tobacco, both of which performed poorly, tempered its gains.

Q. HAVE YOU MADE ANY NOTABLE CHANGES SINCE TAKING OVER THE FUND ON SEPTEMBER 1, 1999?

A. As the period progressed, I became increasingly confident in the state of the U.S. economy. So, I was more comfortable ramping up my exposure on the domestic front, rotating away from defensive areas such as supermarkets, and into more offensive high-growth retail, advertising and media stocks. I did add modestly to the fund's stake in multinationals as a play on the developing recoveries overseas.

Q. WITH HISTORICALLY HIGH LEVELS OF CONSUMER SPENDING FUELING THE
ECONOMY, THE SECTOR STILL SEEMED TO STRUGGLE. WHY?

A. It's true that consumer spending has been very strong, and a lot of the companies are benefiting from it. But the growth, which is attractive on an absolute basis, is simply not all that exciting on a relative basis. We're living in an environment where investors are expecting the market to continue to deliver growth in the mid-teens or better, and there are really only one or two sectors that have done that lately - technology and telecommunications. Rising interest rates also proved troubling for consumer stocks, but to a much lesser degree than the relative attractiveness of the tech and telecom sectors.

Q. HOW DID THE FUND'S INVESTMENTS IN THE VARIOUS CONSUMER INDUSTRIES INFLUENCE PERFORMANCE?

A. Our exposure to high-growth retailers Wal-Mart, Home Depot and Costco, as well as our avoidance of weak department store benchmark issues Sears, Kmart and J.C. Penney, served us well. I cut back on the fund's exposure to supermarkets - a group in part felled by execution problems related to merger activity - but the stocks I held onto really hurt. In advertising and media, I stepped up the fund's weighting in radio stocks, many of which were big beneficiaries of Internet advertising, and this strategy helped. Our overweighting in a healthy household product segment gave us an additional lift. Finally, in terms of food stocks, not holding Heinz or Campbell Soup, and having less Pepsico than the benchmark, also contributed to returns.

Q. WHICH OTHER STOCKS WORKED OUT WELL FOR THE FUND? WHICH
DISAPPOINTED?

A. Disney, CBS, Corning and Time Warner were all strong contributors. On the downside, the fund's stake in Saks hurt, as the stock recoiled
- along with most department stores - in response to declining mall traffic. Supermarket stocks Kroger, Albertson's and Safeway also were big negatives, as was Philip Morris, which continued to struggle with concerns surrounding tobacco-related litigation.

Q. WHAT'S YOUR OUTLOOK?

A. I'll continue to position the fund to further benefit from the robustness of the U.S. economy, which I feel still has legs. Globally, I feel it's too early to measure the sustainability of the recoveries we're watching unfold today. If I happen to see signs of deterioration domestically, I would consider adding more of the leading multinationals, which could help performance in the event of a slowdown.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996
SIZE: as of January 31, 2000, more than
$35 million

MANAGER: John Porter, since September 1999;
joined Fidelity in 1995
(checkmark)

ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

Wal-Mart Stores, Inc.           7.4

Procter & Gamble Co.            6.5

Home Depot, Inc.                6.0

The Coca-Cola Co.               4.9

Walt Disney Co.                 3.4

Time Warner, Inc.               2.9

AT&T Corp. - Liberty Media      2.5
Group Class A

McDonald's Corp.                2.0

MediaOne Group, Inc.            1.9

Philip Morris Companies, Inc.   1.9

                                39.4

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Broadcasting                 15.6%

                        General Merchandise Stores   11.7%

                        Household Products           10.6%

                        Retail & Wholesale,          9.1%
                        Miscellaneous

                        Beverages                    9.0%

                        All Others*                  44.0%


Row: 1, Col: 1, Value: 15.6
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 11.7
Row: 1, Col: 4, Value: 10.6
Row: 1, Col: 5, Value: 9.1
Row: 1, Col: 6, Value: 9.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 44.0
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 92.3%

                                 SHARES                          VALUE (NOTE 1)

ADVERTISING - 1.7%

Interpublic Group of              4,900                          $ 225,400
Companies, Inc.

Omnicom Group, Inc.               3,300                           309,169

Young & Rubicam, Inc.             1,100                           59,263

                                                                  593,832

APPAREL STORES - 2.7%

Abercrombie & Fitch Co. Class     3,290                           70,324
A (a)

American Eagle Outfitters,        1,100                           39,944
Inc. (a)

AnnTaylor Stores Corp. (a)        1,700                           37,400

Claire's Stores, Inc.             1,800                           33,750

Gap, Inc.                         12,268                          548,226

Payless ShoeSource, Inc. (a)      700                             28,525

Talbots, Inc.                     900                             31,894

The Limited, Inc.                 4,340                           133,184

TJX Companies, Inc.               2,300                           37,519

Too, Inc. (a)                     705                             11,677

Venator Group, Inc. (a)           2,600                           15,600

                                                                  988,043

AUTOS, TIRES, & ACCESSORIES -
0.1%

AutoNation, Inc. (a)              6,800                           51,425

BEVERAGES - 9.0%

Adolph Coors Co. Class B          1,400                           67,900

Anheuser-Busch Companies,         7,000                           472,500
Inc.

Canandaigua Brands, Inc.          1,800                           93,375
Class A (a)

Celestial Seasonings, Inc. (a)    8,000                           179,000

Coca-Cola Enterprises, Inc.       7,200                           181,800

Panamerican Beverages, Inc.       1,600                           29,900
Class A

Pepsi Bottling Group, Inc.        2,100                           43,444

PepsiCo, Inc.                     4,400                           150,150

Seagram Co. Ltd.                  4,200                           241,187

The Coca-Cola Co.                 30,800                          1,769,075

                                                                  3,228,331

BROADCASTING - 15.6%

Adelphia Communications Corp.     750                             49,641
 Class A (a)

American Tower Corp. Class A      500                             17,813
(a)

AMFM, Inc. (a)                    4,900                           382,200

AT&T Corp. - Liberty Media        17,400                          889,575
Group  Class A (a)

Cablevision Systems Corp.         1,450                           110,744
Class A (a)

CBS Corp. (a)                     11,249                          655,957

Clear Channel Communications,     3,350                           289,356
Inc. (a)

Comcast Corp.:

Class A                           1,200                           51,750

Class A (special)                 10,000                          460,000

Cox Communications, Inc.          7,300                           356,331
Class A (a)

E. W. Scripps Co. Class A         700                             32,944



                                 SHARES                          VALUE (NOTE 1)

EchoStar Communications Corp.     600                            $ 48,863
 Class A (a)

Hearst-Argyle Television,         700                             17,063
Inc. (a)

Hispanic Broadcasting Corp.       700                             72,756
(a)

Infinity Broadcasting Corp.       5,900                           191,750
Class A

MediaOne Group, Inc. (a)          8,400                           667,800

Time Warner, Inc.                 13,194                          1,054,695

UnitedGlobalCom, Inc. (a)         900                             61,538

USA Networks, Inc. (a)            3,700                           183,613

                                                                  5,594,389

BUILDING MATERIALS - 0.1%

Fortune Brands, Inc.              1,800                           52,200

CELLULAR - 0.3%

Rogers Communications, Inc.       3,300                           100,003
Class B (non-vtg.) (a)

COMPUTER SERVICES & SOFTWARE
- 0.8%

America Online, Inc. (a)          500                             28,469

Circle.com (a)                    600                             6,600

Galileo International, Inc.       1,700                           40,906

Microsoft Corp. (a)               1,800                           176,175

Sykes Enterprises, Inc. (a)       1,600                           44,300

                                                                  296,450

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Pitney Bowes, Inc.                900                             44,100

CONSUMER ELECTRONICS - 0.5%

Gemstar International Group       2,400                           159,300
Ltd. (a)

Whirlpool Corp.                   600                             34,950

                                                                  194,250

DRUG STORES - 1.5%

CVS Corp.                         4,030                           140,798

Walgreen Co.                      14,300                          395,038

                                                                  535,836

DRUGS & PHARMACEUTICALS - 0.3%

American Home Products Corp.      2,200                           103,538

ENTERTAINMENT - 6.8%

Carnival Corp.                    9,300                           419,081

Fox Entertainment Group, Inc.     1,500                           35,250
Class A (a)

Hollywood Entertainment Corp.     1,300                           15,519
(a)

International Speedway Corp.      300                             15,113
Class A

Royal Caribbean Cruises Ltd.      2,900                           143,369

SFX Entertainment, Inc. Class     2,150                           70,009
A (a)

Speedway Motorsports, Inc. (a)    700                             22,050

Viacom, Inc.:

Class A (a)                       1,600                           89,300

Class B (non-vtg.) (a)            7,200                           398,700

Walt Disney Co.                   34,000                          1,234,625

                                                                  2,443,016

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

FOODS - 3.9%

American Italian Pasta Co.        2,800                          $ 76,650
Class A (a)

Bestfoods                         3,950                           171,825

Corn Products International,      3,589                           82,547
Inc.

Dean Foods Co.                    800                             27,150

Earthgrains Co.                   2,400                           37,800

Flowers Industries, Inc.          2,200                           26,813

General Mills, Inc.               2,300                           71,731

Groupe Danone                     100                             21,349

Hormel Foods Corp.                900                             36,563

IBP, Inc.                         2,400                           36,000

Keebler Foods Co. (a)             3,600                           82,125

Kellogg Co.                       1,500                           36,375

Nabisco Group Holdings Corp.      8,100                           69,863

Nabisco Holdings Corp. Class A    4,000                           120,750

Quaker Oats Co.                   4,300                           255,313

Sara Lee Corp.                    5,300                           97,719

Sysco Corp.                       4,200                           149,363

                                                                  1,399,936

GENERAL MERCHANDISE STORES -
11.7%

Ames Department Stores, Inc.      3,100                           64,713
(a)

BJ's Wholesale Club, Inc. (a)     1,100                           38,500

Consolidated Stores Corp. (a)     6,140                           87,495

Costco Wholesale Corp. (a)        8,700                           425,756

Dollar General Corp.              3,625                           77,031

Dollar Tree Stores, Inc. (a)      850                             37,453

Federated Department Stores,      1,200                           49,950
Inc. (a)

Kohls Corp. (a)                   3,100                           217,388

Neiman Marcus Group, Inc.         346                             7,742
Class B (a)

Stein Mart, Inc. (a)              5,000                           24,063

Target Corp.                      7,900                           521,894

Wal-Mart Stores, Inc.             48,200                          2,638,932

                                                                  4,190,917

GROCERY STORES - 1.9%

Albertson's, Inc.                 2,521                           77,206

Fleming Companies, Inc.           5,220                           52,200

Kroger Co. (a)                    10,100                          175,488

Safeway, Inc. (a)                 7,550                           288,316

U.S. Foodservice (a)              4,000                           72,250

Winn-Dixie Stores, Inc.           600                             12,150

                                                                  677,610



                                 SHARES                          VALUE (NOTE 1)

HOME FURNISHINGS - 0.9%

Linens'n Things, Inc. (a)         2,500                          $ 49,063

Newell Rubbermaid, Inc.           8,900                           267,000

                                                                  316,063

HOUSEHOLD PRODUCTS - 10.6%

Avon Products, Inc.               11,950                          380,159

Clorox Co.                        4,798                           229,105

Colgate-Palmolive Co.             3,000                           177,750

Dial Corp.                        7,500                           120,469

Estee Lauder Companies, Inc.      4,300                           219,838

Gillette Co.                      4,600                           173,075

Procter & Gamble Co.              22,985                          2,318,612

Unilever NV                       6,900                           33,546

Unilever NV (NY Shares)           2,960                           136,900

Yankee Candle Co., Inc.           700                             11,681

                                                                  3,801,135

LEASING & RENTAL - 0.1%

Crown Castle International        600                             18,975
Corp. (a)

Hertz Corp. Class A               400                             17,700

                                                                  36,675

LEISURE DURABLES & TOYS - 0.4%

Callaway Golf Co.                 1,100                           14,025

Harley-Davidson, Inc.             2,100                           147,394

                                                                  161,419

LODGING & GAMING - 0.5%

Gtech Holdings Corp. (a)          900                             20,025

Marriott International, Inc.      1,200                           37,275
Class A

Mirage Resorts, Inc. (a)          3,100                           38,750

Prime Hospitality Corp. (a)       4,600                           36,225

Sun International Hotels Ltd.     400                             8,350
(a)

WMS Industries, Inc. (a)          2,400                           26,700

                                                                  167,325

PACKAGING & CONTAINERS - 0.5%

Corning, Inc.                     830                             128,028

Tupperware Corp.                  2,700                           44,044

                                                                  172,072

PAPER & FOREST PRODUCTS - 1.5%

Kimberly-Clark Corp.              8,900                           551,244

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                 2,000                           123,750

PRINTING - 0.1%

R. R. Donnelley & Sons Co.        2,400                           52,650

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

PUBLISHING - 2.9%

Gannet Co., Inc.                  2,800                          $ 194,600

Harcourt General, Inc.            1,150                           46,000

Harte Hanks Communications,       1,900                           45,244
Inc.

Knight-Ridder, Inc.               700                             37,319

McGraw-Hill Companies, Inc.       3,900                           218,644

Meredith Corp.                    2,400                           84,000

Playboy Enterprises, Inc.         2,700                           62,944
Class B (a)

Reader's Digest Association,      2,200                           83,050
Inc.  Class A (non-vtg.)

The New York Times Co. Class A    3,500                           159,906

Tribune Co.                       2,400                           101,250

                                                                  1,032,957

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Pinnacle Holdings, Inc.           500                             21,219

RESTAURANTS - 3.1%

Brinker International, Inc.       1,500                           37,875
(a)

CEC Entertainment, Inc. (a)       1,350                           34,003

Darden Restaurants, Inc.          1,900                           30,163

Jack in the Box, Inc. (a)         2,700                           55,519

McDonald's Corp.                  19,800                          736,313

Outback Steakhouse, Inc. (a)      4,550                           112,613

Papa John's International,        1,600                           39,800
Inc. (a)

Starbucks Corp. (a)               800                             25,600

Tricon Global Restaurants,        1,550                           44,369
Inc. (a)

                                                                  1,116,255

RETAIL & WHOLESALE,
MISCELLANEOUS - 9.1%

Alberto-Culver Co. Class A        2,800                           59,850

Bed Bath & Beyond, Inc. (a)       3,500                           95,156

Best Buy Co., Inc. (a)            1,700                           81,175

Chemdex Corp.                     400                             39,000

Circuit City Stores, Inc. -       4,200                           161,700
Circuit City Group

Drugstore.com, Inc.               800                             24,000

Home Depot, Inc.                  37,900                          2,146,088

Lowe's Companies, Inc.            7,600                           339,150

Office Depot, Inc. (a)            2,300                           23,144

Staples, Inc. (a)                 8,750                           208,359

Tiffany & Co., Inc.               400                             29,600

Webvan Group, Inc.                2,400                           36,150

Zale Corp. (a)                    400                             14,300

                                                                  3,257,672

SECURITIES INDUSTRY - 0.1%

Macrovision Corp. (a)             200                             18,738

SERVICES - 2.0%

ACNielsen Corp. (a)               5,300                           108,650

Cendant Corp. (a)                 5,500                           111,031

H&R Block, Inc.                   1,700                           73,313



                                 SHARES                          VALUE (NOTE 1)

Manpower, Inc.                    2,400                          $ 85,650

Modis Professional Services,      300                             5,213
Inc. (a)

NCO Group, Inc. (a)               1,900                           43,819

Profit Recovery Group             1,650                           44,756
International, Inc. (a)

True North Communications         3,300                           137,156

Viad Corp.                        4,000                           105,250

                                                                  714,838

TEXTILES & APPAREL - 1.1%

Jones Apparel Group, Inc. (a)     3,300                           72,600

Liz Claiborne, Inc.               2,600                           87,913

Mohawk Industries, Inc. (a)       800                             18,750

NIKE, Inc. Class B                3,100                           141,050

Pacific Sunwear of                500                             14,688
California, Inc. (a)

Shaw Industries, Inc.             1,300                           17,631

Tommy Hilfiger (a)                300                             3,619

WestPoint Stevens, Inc. Class     1,500                           24,656
A

                                                                  380,907

TOBACCO - 2.0%

Philip Morris Companies, Inc.     31,500                          659,531

RJ Reynolds Tobacco Holdings,     2,800                           48,125
Inc.

                                                                  707,656

TOTAL COMMON STOCKS                                 33,126,451
(Cost $27,395,059)

CASH EQUIVALENTS - 8.4%



Central Cash Collateral Fund,     243,380                         243,380
5.56% (b)

Taxable Central Cash Fund,        2,754,013                       2,754,013
5.45% (b)

                                 MATURITY AMOUNTS

Investments in repurchase        $ 28,004                         28,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.70%,
dated 1/31/00 due 2/1/00

TOTAL CASH EQUIVALENTS                              3,025,393
(Cost $3,025,393)

TOTAL INVESTMENT PORTFOLIO -                                      36,151,844
100.7%
(Cost $30,420,452)

NET OTHER ASSETS - (0.7)%                                         (242,518)

NET ASSETS - 100%                                  $ 35,909,326


LEGEND
(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $30,488,760. Net unrealized appreciation aggregated $5,663,084, of which $7,990,832 related to appreciated investment securities and $2,327,748 related to depreciated investment securities.

ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                          JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 36,151,844
value (including repurchase
agreements of $28,000) (cost
$30,420,452) - See
accompanying schedule

Cash                                       944

Receivable for investments                 119,619
sold

Receivable for fund shares                 92,012
sold

Dividends receivable                       11,306

Interest receivable                        11,607

Other receivables                          139

 TOTAL ASSETS                              36,387,471

LIABILITIES

Payable for investments         $ 70,756
purchased

Payable for fund shares          99,493
redeemed

Accrued management fee           17,505

Distribution fees payable        18,572

Other payables and accrued       28,439
expenses

Collateral on securities         243,380
loaned, at value

 TOTAL LIABILITIES                         478,145

NET ASSETS                                $ 35,909,326

Net Assets consist of:

Paid in capital                           $ 30,723,618

Accumulated net investment                 (122,548)
loss

Accumulated undistributed net              (423,092)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                5,731,348
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                $ 35,909,326

CALCULATION OF MAXIMUM                     $15.67
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($3,330,380 (divided
by)    212,588 shares)

 Maximum offering price per                $16.63
share   (100/94.25 of $15.67)

 CLASS T:  NET ASSET VALUE                 $15.57
and redemption    price per
share ($16,044,729 (divided
by)    1,030,430 shares)

 Maximum offering price per                $16.13
share   (100/96.50 of $15.57)

 CLASS B:  NET ASSET VALUE                 $15.36
and offering price    per
share ($9,788,926 (divided
by)    637,420 shares) A

 CLASS C:  NET ASSET VALUE                 $15.37
and offering    price per
share ($2,692,488 (divided
by)   175,161 shares) A

 INSTITUTIONAL CLASS:  NET                 $15.78
ASSET VALUE, offering price
  and redemption price per
share    ($4,052,803
(divided by) 256,765 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED JANUARY 31,
                                        2000 (UNAUDITED)

INVESTMENT INCOME                            $ 164,421
Dividends

Interest                                      60,609

Security lending                              305

 TOTAL INCOME                                 225,335

EXPENSES

Management fee                   $ 110,013

Transfer agent fees               58,932

Distribution fees                 109,746

Accounting and security           30,047
lending fees

Non-interested trustees'          55
compensation

Custodian fees and expenses       4,221

Registration fees                 52,128

Audit                             12,884

Legal                             258

Miscellaneous                     537

 Total expenses before            378,821
reductions

 Expense reductions               (30,938)    347,883

NET INVESTMENT INCOME (LOSS)                  (122,548)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (268,219)

 Foreign currency transactions    (500)       (268,719)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (18,445)

 Assets and liabilities in        (48)        (18,493)
foreign currencies

NET GAIN (LOSS)                               (287,212)

NET INCREASE (DECREASE) IN                   $ (409,760)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (122,548)                   $ (162,801)
income (loss)

 Net realized gain (loss)       (268,719)                     807,597

 Change in net unrealized       (18,493)                      3,190,674
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (409,760)                     3,835,470
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders

 From net realized gain         (498,458)                     (1,579,052)

 In excess of net realized      (154,373)                     -
gain

 TOTAL DISTRIBUTIONS            (652,831)                     (1,579,052)

Share transactions - net        (6,806,883)                   13,658,707
increase (decrease)

Redemption fees                 16,543                        14,605

  TOTAL INCREASE (DECREASE)     (7,852,931)                   15,929,730
IN NET ASSETS

NET ASSETS

 Beginning of period            43,762,257                    27,832,527

 End of period (including      $ 35,909,326                  $ 43,762,257
accumulated net investment
loss of $122,548 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 16.01                       $ 15.08               $ 13.48   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                         (.03)                 (.06)     (.05)

Net realized and unrealized       (.07)                         1.80                  3.31      3.60
gain (loss)

Total from investment             (.09)                         1.77                  3.25      3.55
operations

Less Distributions

From net realized gain            (.20)                         (.85)                 (1.68)    (.07)

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.85)                 (1.68)    (.07)

Redemption fees added to paid     .01                           .01                   .03       -
in capital

Net asset value, end of period   $ 15.67                       $ 16.01               $ 15.08   $ 13.48

TOTAL RETURN B, C                 (0.48)%                       13.49%                27.48%    35.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,330                       $ 3,504               $ 2,220   $ 944
(000 omitted)

Ratio of expenses to average      1.50% A, F                    1.55% F               1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.49% A, G                    1.54% G               1.73% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           (.31)% A                      (.19)%                (.47)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.



FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 15.93                       $ 15.00               $ 13.45   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                         (.06)                 (.10)     (.09)

Net realized and unrealized       (.07)                         1.79                  3.28      3.60
gain (loss)

Total from investment             (.11)                         1.73                  3.18      3.51
operations

Less Distributions

From net realized gain            (.20)                         (.81)                 (1.66)    (.06)

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.81)                 (1.66)    (.06)

Redemption fees added to paid     .01                           .01                   .03       -
in capital

Net asset value, end of period   $ 15.57                       $ 15.93               $ 15.00   $ 13.45

TOTAL RETURN B, C                 (0.61)%                       13.20%                26.93%    35.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,045                      $ 21,714              $ 13,989  $ 7,314
(000 omitted)

Ratio of expenses to average      1.75% A, F                    1.79% F               2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.74% A, G                    1.77% G               1.98% G   1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.56)% A                      (.42)%                (.71)%    (.83)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 15.76                       $ 14.91               $ 13.42   $ 11.46
period

Income from Investment
Operations

Net investment income (loss) D    (.08)                         (.14)                 (.17)     (.08)

Net realized and unrealized       (.07)                         1.79                  3.26      2.04
gain (loss)

Total from investment             (.15)                         1.65                  3.09      1.96
operations

Less Distributions

From net realized gain            (.20)                         (.81)                 (1.64)    -

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.81)                 (1.64)    -

Redemption fees added to paid     .01                           .01                   .04       -
in capital

Net asset value, end of period   $ 15.36                       $ 15.76               $ 14.91   $ 13.42

TOTAL RETURN B, C                 (0.87)%                       12.71%                26.30%    17.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,789                       $ 9,832               $ 5,419   $ 596
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.31% F               2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.24%A, G                     2.30% G               2.48% G   2.46%A, G
net assets after expense
reductions

Ratio of net investment           (1.06)% A                     (.95)%                (1.23)%   (1.60)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 15.78                       $ 14.95               $ 12.66
period

Income from Investment
Operations

Net investment income (loss) D    (.08)                         (.15)                 (.13)

Net realized and unrealized       (.08)                         1.80                  2.87
gain (loss)

Total from investment             (.16)                         1.65                  2.74
operations

Less Distributions

From net realized gain            (.20)                         (.83)                 (.49)

In excess of net realized gain    (.06)                         -                     -

Total distributions               (.26)                         (.83)                 (.49)

Redemption fees added to paid     .01                           .01                   .04
in capital

Net asset value, end of period   $ 15.37                       $ 15.78               $ 14.95

TOTAL RETURN B, C                 (0.93)%                       12.72%                22.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,692                       $ 2,758               $ 1,461
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.32% F               2.50% A, F
net assets

Ratio of expenses to average      2.24% A, G                    2.30% G               2.48% A, G
net assets after expense
reductions

Ratio of net investment           (1.06)% A                     (.95)%                (1.27)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 16.11                       $ 15.12               $ 13.51   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                         .02                   (.03)     (.01)

Net realized and unrealized       (.07)                         1.81                  3.31      3.59
gain (loss)

Total from investment             (.08)                         1.83                  3.28      3.58
operations

Less Distributions

From net realized gain            (.20)                         (.85)                 (1.70)    (.07)

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.85)                 (1.70)    (.07)

Redemption fees added to paid     .01                           .01                   .03       -
in capital

Net asset value, end of period   $ 15.78                       $ 16.11               $ 15.12   $ 13.51

TOTAL RETURN B, C                 (0.41)%                       13.87%                27.70%    35.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,053                       $ 5,954               $ 4,745   $ 1,333
(000 omitted)

Ratio of expenses to average      1.25% A, F                    1.26% F               1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.24% A, G                    1.24% G               1.48% G   1.48% A, G
net assets after expense
reductions

Ratio of net investment           (.06)% A                      .11%                  (.20)%    (.13)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $12,429,772 and $19,792,611, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 4,179      $ 20

CLASS T    43,696       5

CLASS B    48,539       36,416

CLASS C    13,332       7,223

          $ 109,746    $ 43,664


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,987      $ 3,402

CLASS T    16,119       5,754

CLASS B    23,708       23,708*

CLASS C    910          910*

          $ 49,724     $ 33,774

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 5,486   .33*

CLASS T                 26,066   .30*

CLASS B                 16,719   .34*

CLASS C                 4,921    .37*

INSTITUTIONAL CLASS     5,740    .24*

                       $ 58,932

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,796 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $235,372. The fund received cash collateral of $243,380 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.50%                    $ 2,959

CLASS T               1.75%                     12,716

CLASS B               2.25%                     9,241

CLASS C               2.25%                     2,870

INSTITUTIONAL CLASS   1.25%                     2,102

                                               $ 29,888

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,050 under this arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED
                                                              JULY 31,

                                2000                          1999

FROM NET REALIZED GAIN

Class A                         $ 42,256                      $ 121,205

Class T                          225,116                       772,710

Class B                          124,776                       327,913

Class C                          33,822                        82,950

Institutional Class              72,488                        274,274

Total                           $ 498,458                     $ 1,579,052

IN EXCESS OF NET REALIZED GAIN

Class A                         $ 13,086                      $ -

Class T                          69,719                        -

Class B                          38,643                        -

Class C                          10,475                        -

Institutional Class              22,450                        -

Total                           $ 154,373                     $ -

                                $ 652,831                     $ 1,579,052

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            115,099             $ 911,182
                                 58,720

Reinvestment of distributions    3,047                         9,730                47,113

Shares redeemed                  (68,047)                      (53,179)             (1,067,352)

Net increase (decrease)          (6,280)                       71,650              $ (109,057)

CLASS T Shares sold              130,008                       836,168             $ 2,035,038

Reinvestment of distributions    17,994                        59,298               276,740

Shares redeemed                  (480,531)                     (465,170)            (7,519,478)

Net increase (decrease)          (332,529)                     430,296             $ (5,207,700)

CLASS B Shares sold              146,998                       400,266             $ 2,274,654

Reinvestment of distributions    9,759                         25,754               148,334

Shares redeemed                  (143,341)                     (165,340)            (2,194,935)

Net increase (decrease)          13,416                        260,680             $ 228,053

CLASS C Shares sold              47,031                        138,656             $ 733,013

Reinvestment of distributions    2,694                         6,196                40,997

Shares redeemed                  (49,385)                      (67,731)             (768,770)

Net increase (decrease)          340                           77,121              $ 5,240

INSTITUTIONAL CLASS Shares       10,002                        257,491             $ 155,502
sold

Reinvestment of distributions    4,958                         21,083               77,138

Shares redeemed                  (127,737)                     (222,900)            (1,956,059)

Net increase (decrease)          (112,777)                     55,674              $ (1,723,419)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 1,782,025


Reinvestment of distributions    119,873

Shares redeemed                  (794,506)

Net increase (decrease)         $ 1,107,392

CLASS T Shares sold             $ 12,781,566

Reinvestment of distributions    728,776

Shares redeemed                  (6,990,735)

Net increase (decrease)         $ 6,519,607

CLASS B Shares sold             $ 5,949,947

Reinvestment of distributions    314,459

Shares redeemed                  (2,389,462)

Net increase (decrease)         $ 3,874,944

CLASS C Shares sold             $ 2,101,382

Reinvestment of distributions    75,712

Shares redeemed                  (994,371)

Net increase (decrease)         $ 1,182,723

INSTITUTIONAL CLASS Shares      $ 3,899,578
sold

Reinvestment of distributions    260,589

Shares redeemed                  (3,186,126)

Net increase (decrease)         $ 974,041


ADVISOR CYCLICAL INDUSTRIES FUND - CLASS A
PERFORMANCE

PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996 2000

FIDELITY ADV CYCLICAL - CL A  -7.11%         4.00%        51.86%

FIDELITY ADV CYCLICAL - CL A  -12.45%        -1.98%       43.13%
(INCL. 5.75% SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Cyclical Industries        -10.93%        -3.26%       38.24%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 246 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  LIFE OF FUND
1996 2000

FIDELITY ADV CYCLICAL - CL A    4.00%        13.03%

FIDELITY ADV CYCLICAL - CL A    -1.98%       11.09%
(INCL. 5.75% SALES CHARGE)

S&P 500                         10.35%       26.77%

GS Cyclical Industries          -3.26%       9.96%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)


$10,000 OVER LIFE OF FUND
             FA Cyclical Ind -CL A       S&P 500                     GS Cyclical Industries
             00184                       SP001                       GS003
  1996/09/03       9425.00                    10000.00                    10000.00
  1996/09/30       9783.15                    10516.69                    10449.51
  1996/10/31      10065.90                    10806.74                    10623.81
  1996/11/30      10669.10                    11623.62                    11299.86
  1996/12/31      10612.70                    11393.36                    11101.84
  1997/01/31      10888.23                    12105.21                    11459.45
  1997/02/28      10916.74                    12200.12                    11487.29
  1997/03/31      10584.20                    11698.81                    11120.08
  1997/04/30      10745.72                    12397.23                    11654.84
  1997/05/31      11638.82                    13151.98                    12461.54
  1997/06/30      12246.89                    13741.19                    12959.26
  1997/07/31      13111.49                    14834.57                    13980.32
  1997/08/31      12826.45                    14003.54                    13471.60
  1997/09/30      13135.80                    14770.51                    13938.94
  1997/10/31      12290.57                    14277.18                    13095.58
  1997/11/30      12499.40                    14938.07                    13453.87
  1997/12/31      12592.62                    15194.56                    13598.24
  1998/01/31      12859.24                    15362.61                    13598.41
  1998/02/28      13874.44                    16470.56                    14714.19
  1998/03/31      14561.50                    17314.02                    15518.24
  1998/04/30      14756.33                    17488.19                    15588.62
  1998/05/31      14530.73                    17187.57                    15359.18
  1998/06/30      14592.26                    17885.73                    15161.59
  1998/07/31      13905.20                    17695.25                    14328.86
  1998/08/31      11792.76                    15136.87                    12063.57
  1998/09/30      11875.60                    16106.54                    12434.95
  1998/10/31      12998.82                    17416.64                    13538.58
  1998/11/30      13413.21                    18472.27                    14155.28
  1998/12/31      13991.18                    19536.64                    14242.33
  1999/01/31      13762.18                    20353.66                    14290.54
  1999/02/28      13424.12                    19721.07                    14008.83
  1999/03/31      13565.89                    20510.11                    14191.98
  1999/04/30      15408.84                    21304.46                    16333.87
  1999/05/31      15158.02                    20801.47                    15712.77
  1999/06/30      15735.99                    21955.95                    16252.48
  1999/07/31      15408.84                    21270.48                    15520.45
  1999/08/31      15125.31                    21165.19                    15169.89
  1999/09/30      14708.36                    20585.06                    14547.14
  1999/10/31      15069.51                    21887.68                    14604.43
  1999/11/30      14620.81                    22332.66                    14151.81
  1999/12/31      15781.09                    23648.05                    15031.88
  2000/01/31      14313.08                    22459.97                    13824.02
IMATRL PRASUN   SHR__CHT 20000131 20000216 143116 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $14,313 - a 43.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,824 - a 38.24% increase.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS T
PERFORMANCE

PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996 2000

FIDELITY ADV CYCLICAL - CL T  -7.28%         3.70%        50.73%

FIDELITY ADV CYCLICAL - CL T  -10.52%        0.07%        45.45%
(INCL. 3.50% SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Cyclical Industries        -10.93%        -3.26%       38.24%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 246 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  LIFE OF FUND
1996 2000

FIDELITY ADV CYCLICAL - CL T    3.70%        12.78%

FIDELITY ADV CYCLICAL - CL T    0.07%        11.61%
(INCL. 3.50% SALES CHARGE)

S&P 500                         10.35%       26.77%

GS Cyclical Industries          -3.26%       9.96%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Cyclical Ind -CL T       S&P 500                     GS Cyclical Industries
             00194                       SP001                       GS003
  1996/09/03       9650.00                    10000.00                    10000.00
  1996/09/30      10016.70                    10516.69                    10449.51
  1996/10/31      10306.20                    10806.74                    10623.81
  1996/11/30      10923.80                    11623.62                    11299.86
  1996/12/31      10846.68                    11393.36                    11101.84
  1997/01/31      11138.52                    12105.21                    11459.45
  1997/02/28      11167.70                    12200.12                    11487.29
  1997/03/31      10817.49                    11698.81                    11120.08
  1997/04/30      10982.87                    12397.23                    11654.84
  1997/05/31      11897.30                    13151.98                    12461.54
  1997/06/30      12519.89                    13741.19                    12959.26
  1997/07/31      13395.40                    14834.57                    13980.32
  1997/08/31      13103.57                    14003.54                    13471.60
  1997/09/30      13410.13                    14770.51                    13938.94
  1997/10/31      12554.81                    14277.18                    13095.58
  1997/11/30      12768.64                    14938.07                    13453.87
  1997/12/31      12864.11                    15194.56                    13598.24
  1998/01/31      13137.15                    15362.61                    13598.41
  1998/02/28      14166.28                    16470.56                    14714.19
  1998/03/31      14859.36                    17314.02                    15518.24
  1998/04/30      15058.89                    17488.19                    15588.62
  1998/05/31      14827.86                    17187.57                    15359.18
  1998/06/30      14890.87                    17885.73                    15161.59
  1998/07/31      14187.28                    17695.25                    14328.86
  1998/08/31      12024.01                    15136.87                    12063.57
  1998/09/30      12107.88                    16106.54                    12434.95
  1998/10/31      13267.38                    17416.64                    13538.58
  1998/11/30      13691.05                    18472.27                    14155.28
  1998/12/31      14270.80                    19536.64                    14242.33
  1999/01/31      14025.52                    20353.66                    14290.54
  1999/02/28      13691.05                    19721.07                    14008.83
  1999/03/31      13824.84                    20510.11                    14191.98
  1999/04/30      15697.88                    21304.46                    16333.87
  1999/05/31      15441.45                    20801.47                    15712.77
  1999/06/30      16032.35                    21955.95                    16252.48
  1999/07/31      15686.73                    21270.48                    15520.45
  1999/08/31      15396.85                    21165.19                    15169.89
  1999/09/30      14970.57                    20585.06                    14547.14
  1999/10/31      15328.61                    21887.68                    14604.43
  1999/11/30      14881.06                    22332.66                    14151.81
  1999/12/31      16055.12                    23648.05                    15031.88
  2000/01/31      14544.99                    22459.97                    13824.02
IMATRL PRASUN   SHR__CHT 20000131 20000224 093928 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $14,545 - a 45.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,824 - a 38.24% increase.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CYCLICAL - CL B  -7.44%         3.18%        48.51%

FIDELITY ADV CYCLICAL - CL B  -11.99%        -1.82%       45.51%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       5.59%          10.35%       124.60%

GS Cyclical Industries        -10.93%        -3.26%       38.24%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 246 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CYCLICAL - CL B  3.18%        12.29%

FIDELITY ADV CYCLICAL - CL B  -1.82%       11.62%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       10.35%       26.77%

GS Cyclical Industries        -3.26%       9.96%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Cyclical Ind -CL B       S&P 500                     GS Cyclical Industries
             00234                       SP001                       GS003
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10380.00                    10516.69                    10449.51
  1996/10/31      10680.00                    10806.74                    10623.81
  1996/11/30      11320.00                    11623.62                    11299.86
  1996/12/31      11240.08                    11393.36                    11101.84
  1997/01/31      11542.50                    12105.21                    11459.45
  1997/02/28      11572.75                    12200.12                    11487.29
  1997/03/31      11209.84                    11698.81                    11120.08
  1997/04/30      11381.21                    12397.23                    11654.84
  1997/05/31      12318.73                    13151.98                    12461.54
  1997/06/30      12953.82                    13741.19                    12959.26
  1997/07/31      13861.09                    14834.57                    13980.32
  1997/08/31      13548.58                    14003.54                    13471.60
  1997/09/30      13866.28                    14770.51                    13938.94
  1997/10/31      12958.74                    14277.18                    13095.58
  1997/11/30      13169.80                    14938.07                    13453.87
  1997/12/31      13268.76                    15194.56                    13598.24
  1998/01/31      13540.88                    15362.61                    13598.41
  1998/02/28      14596.72                    16470.56                    14714.19
  1998/03/31      15304.25                    17314.02                    15518.24
  1998/04/30      15511.06                    17488.19                    15588.62
  1998/05/31      15260.71                    17187.57                    15359.18
  1998/06/30      15315.13                    17885.73                    15161.59
  1998/07/31      14585.84                    17695.25                    14328.86
  1998/08/31      12354.42                    15136.87                    12063.57
  1998/09/30      12441.29                    16106.54                    12434.95
  1998/10/31      13619.57                    17416.64                    13538.58
  1998/11/30      14035.44                    18472.27                    14155.28
  1998/12/31      14636.13                    19536.64                    14242.33
  1999/01/31      14393.54                    20353.66                    14290.54
  1999/02/28      14035.44                    19721.07                    14008.83
  1999/03/31      14174.06                    20510.11                    14191.98
  1999/04/30      16080.10                    21304.46                    16333.87
  1999/05/31      15814.41                    20801.47                    15712.77
  1999/06/30      16403.55                    21955.95                    16252.48
  1999/07/31      16045.45                    21270.48                    15520.45
  1999/08/31      15745.10                    21165.19                    15169.89
  1999/09/30      15303.38                    20585.06                    14547.14
  1999/10/31      15674.37                    21887.68                    14604.43
  1999/11/30      15199.04                    22332.66                    14151.81
  1999/12/31      16391.66                    23648.05                    15031.88
  2000/01/31      14551.00                    22459.97                    13824.02
IMATRL PRASUN   SHR__CHT 20000131 20000216 143330 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,551 - a 45.51% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,824 - a 38.24% increase.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL C     -7.50%         3.10%        48.28%

FIDELITY ADV CYCLICAL - CL C     -8.41%         2.10%        48.28%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          5.59%          10.35%       124.60%

GS Cyclical Industries           -10.93%        -3.26%       38.24%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 246 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,        PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CYCLICAL - CL C      3.10%        12.24%

FIDELITY ADV CYCLICAL - CL C      2.10%        12.24%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           10.35%       26.77%

GS Cyclical Industries            -3.26%       9.96%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Cyclical Ind -CL C       S&P 500                     GS Cyclical Industries
             00283                       SP001                       GS003
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10380.00                    10516.69                    10449.51
  1996/10/31      10680.00                    10806.74                    10623.81
  1996/11/30      11320.00                    11623.62                    11299.86
  1996/12/31      11240.08                    11393.36                    11101.84
  1997/01/31      11542.50                    12105.21                    11459.45
  1997/02/28      11572.75                    12200.12                    11487.29
  1997/03/31      11209.84                    11698.81                    11120.08
  1997/04/30      11381.21                    12397.23                    11654.84
  1997/05/31      12318.73                    13151.98                    12461.54
  1997/06/30      12953.82                    13741.19                    12959.26
  1997/07/31      13861.09                    14834.57                    13980.32
  1997/08/31      13548.58                    14003.54                    13471.60
  1997/09/30      13866.28                    14770.51                    13938.94
  1997/10/31      12958.74                    14277.18                    13095.58
  1997/11/30      13169.84                    14938.07                    13453.87
  1997/12/31      13257.55                    15194.56                    13598.24
  1998/01/31      13528.55                    15362.61                    13598.41
  1998/02/28      14590.89                    16470.56                    14714.19
  1998/03/31      15295.51                    17314.02                    15518.24
  1998/04/30      15501.47                    17488.19                    15588.62
  1998/05/31      15252.14                    17187.57                    15359.18
  1998/06/30      15306.35                    17885.73                    15161.59
  1998/07/31      14580.05                    17695.25                    14328.86
  1998/08/31      12357.81                    15136.87                    12063.57
  1998/09/30      12433.79                    16106.54                    12434.95
  1998/10/31      13609.18                    17416.64                    13538.58
  1998/11/30      14035.55                    18472.27                    14155.28
  1998/12/31      14623.24                    19536.64                    14242.33
  1999/01/31      14381.25                    20353.66                    14290.54
  1999/02/28      14024.02                    19721.07                    14008.83
  1999/03/31      14162.30                    20510.11                    14191.98
  1999/04/30      16063.67                    21304.46                    16333.87
  1999/05/31      15798.63                    20801.47                    15712.77
  1999/06/30      16386.33                    21955.95                    16252.48
  1999/07/31      16029.10                    21270.48                    15520.45
  1999/08/31      15729.49                    21165.19                    15169.89
  1999/09/30      15288.86                    20585.06                    14547.14
  1999/10/31      15647.37                    21887.68                    14604.43
  1999/11/30      15173.21                    22332.66                    14151.81
  1999/12/31      16373.52                    23648.05                    15031.88
  2000/01/31      14827.53                    22459.97                    13824.02
IMATRL PRASUN   SHR__CHT 20000131 20000216 143329 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $14,828 - a 48.28% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,824 - a 38.24% increase.

ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photographs of Albert Ruback and Brian Hogan)

NOTE TO SHAREHOLDERS: The following is an interview with Albert Ruback
(left), who managed Fidelity Advisor Cyclical Industries Fund during the period covered by this report, with additional comments from Brian Hogan, who became manager of the fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, ALBERT?

A. For the six months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -7.11%, -7.28%, -7.44% and -7.50%, respectively. For the same six-month period, the Goldman Sachs Cyclical Industries Index - an index of 246 stocks designed to measure the performance of companies in the cyclical industries sector
- returned -10.93%, while the Standard & Poor's 500 Index returned 5.59%. For the 12 months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 4.00%, 3.70%, 3.18% and 3.10%, respectively, while the Goldman Sachs Cyclical Industries Index returned -3.26%. The S&P 500 returned 10.35% over the same twelve months.

Q. WHAT FACTORS DROVE CYCLICAL INDUSTRY STOCK PERFORMANCE DURING THE
PERIOD?

A.R. Overall, cyclical stocks were out of favor during the past six months. Investors favored stocks with high revenue growth expectations
- such as technology and communication stocks - at the expense of stocks providing solid earnings growth with less spectacular revenue gains. These conditions created obstacles for investors in many of the well-managed industrial companies comprising the cyclical industries group. Rising interest rates further complicated the investment environment because cyclical stock price performance is closely linked with investors' expectations about the economy's strength, and rising interest rates typically suggest that economic growth may slow down.

Q. WHAT STRATEGY DID YOU USE TO OUTPERFORM THE GOLDMAN SACHS INDEX IN THIS CHALLENGING ENVIRONMENT?

A.R. Although market sentiment was relatively unfavorable for the cyclical sector, the fund substantially outperformed the Goldman Sachs index by virtue of strong stock selection across a variety of cyclical subsectors. I emphasized well-managed companies with dominant market positions that adapted their business models to participate in the evolving e-commerce environment. For example, companies such as General Electric made sizable, early investments in Internet technology and now are well-positioned to increase market share, revenue growth and earnings potential. In addition, the fund benefited from not owning certain stocks for much of the period, including those of automobile manufacturers. Rising interest rates forced automakers to offer significant incentives to maintain sales volume, and this had a negative effect on earnings growth and stock prices.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

A.R. I already mentioned General Electric, which is the fund's largest holding. GE should benefit from its early investment in web site development, as much of the site's content can lead to new marketing opportunities and enhanced revenue growth. For example, within the Power Division, utility managers can access GE's web site and evaluate the relative performance of their GE turbines vis-a-vis those of their competitors. Furthermore, the site alerts managers to products and services that have the potential to increase operating efficiency, an important feature in the deregulating utility sector. Boeing also did well late in the period. Performance was driven by substantial progress in inventory reduction and a bottoming order cycle that combined with improving global economic conditions - particularly in Asia - to suggest that order rates and fundamental operations should begin to improve.

Q. WHICH STOCKS WERE DISAPPOINTING?

A.R. Six months ago, Honeywell, Textron and SPX Corp. were among the fund's top performers, benefiting from a cyclical stock rally that enhanced their earnings potential. However, these stocks fell short of my expectations during the past six months as market sentiment shifted toward stocks offering higher revenue growth. Despite strong management teams, positive operating fundamentals and appealing long-term earnings prospects, these companies operate in mature, slow-growth industrial markets such as avionics and automotive components.

Q. TURNING TO YOU, BRIAN, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

B.H. Industrial activity levels - domestically and abroad - suggest a positive business environment for many cyclical companies. I anticipate focusing on companies where earnings are driven by accelerating revenue growth rather than by cost cutting. More specifically, I intend to highlight companies that have taken advantage of the "new economy" by expanding their markets and business opportunities. I also expect to de-emphasize interest-rate sensitive consumer-oriented stocks - such as auto manufacturers and building material companies - that tend to perform poorly in rising interest-rate environments.



FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$8 million

MANAGER: Brian Hogan, since February 2000;
joined Fidelity in 1994
(checkmark)

ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

General Electric Co.            9.4

General Motors Corp.            6.1

Boeing Co.                      5.7

Honeywell International, Inc.   5.1

Tyco International Ltd.         4.3

E. I. du Pont de Nemours and    3.7
Co.

General Dynamics Corp.          3.0

Union Carbide Corp.             2.9

United Technologies Corp.       2.9

Minnesota Mining &              2.7
Manufacturing Co.

                                45.8

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Aerospace & Defense           18.2%

                        Autos, Tires, & Accessories   12.7%

                        Chemicals & Plastics          12.1%

                        Electrical Equipment          11.1%

                        Electronics                   4.3%

                        All Others*                   41.6%


Row: 1, Col: 1, Value: 17.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.7
Row: 1, Col: 4, Value: 12.1
Row: 1, Col: 5, Value: 11.1
Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 42.0
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 94.5%

                                 SHARES                 VALUE (NOTE 1)

AEROSPACE & DEFENSE - 18.2%

Alliant Techsystems, Inc. (a)     200                   $ 12,975

BFGoodrich Co.                    700                    17,500

Boeing Co.                        11,000                 487,438

Bombardier, Inc. Class B          1,900                  38,517

Cordant Technologies, Inc.        1,000                  33,063

Honeywell International, Inc.     9,112                  437,376

Howmet International, Inc. (a)    1,000                  18,375

Lockheed Martin Corp.             1,614                  30,263

Rockwell International Corp.      1,200                  59,325

Textron, Inc.                     3,000                  179,063

United Technologies Corp.         4,611                  244,095

                                                         1,557,990

AIR TRANSPORTATION - 3.2%

America West Holding Corp.        1,200                  21,450
Class B (a)

AMR Corp. (a)                     4,100                  220,631

Atlantic Coast Airlines           100                    1,806
Holdings, Inc. (a)

Northwest Airlines Corp.          350                    7,066
Class A (a)

Southwest Airlines Co.            1,725                  27,492

                                                         278,445

AUTOS, TIRES, & ACCESSORIES -
12.7%

Danaher Corp.                     650                    28,031

Delphi Automotive Systems         2,500                  43,281
Corp.

Federal-Mogul Corp.               50                     756

Ford Motor Co.                    3,700                  184,075

General Motors Corp.              6,450                  518,822

Johnson Controls, Inc.            500                    27,625

Navistar International Corp.      1,500                  58,969
(a)

SPX Corp. (a)                     3,000                  222,000

                                                         1,083,559

BUILDING MATERIALS - 3.2%

American Standard Companies,      3,000                  112,500
Inc. (a)

Ferro Corp.                       900                    17,550

Fortune Brands, Inc.              800                    23,200

Lafarge Corp.                     1,100                  26,538

Masco Corp.                       2,900                  57,819

Omnova Solutions, Inc.            2,900                  21,750

Owens Corning                     700                    11,244

USG Corp.                         200                    7,525

                                                         278,126

CHEMICALS & PLASTICS - 12.0%

Air Products & Chemicals,         1,400                  41,475
Inc.

Avery Dennison Corp.              1,000                  67,750

CK Witco Corp.                    1,293                  15,435

E. I. du Pont de Nemours and      5,360                  316,240
Co.

Engelhard Corp.                   1,000                  15,938

Potash Corp. of Saskatchewan      400                    20,825



                                 SHARES                 VALUE (NOTE 1)

Praxair, Inc.                     3,700                 $ 150,081

Rohm & Haas Co.                   2,000                  84,500

Sealed Air Corp. (a)              760                    42,655

Solutia, Inc.                     460                    6,325

Spartech Corp.                    800                    20,500

Union Carbide Corp.               4,400                  246,400

                                                         1,028,124

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           100                    2,900

COMPUTER SERVICES & SOFTWARE
- 1.6%

Litton Industries, Inc. (a)       3,200                  135,800

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Pitney Bowes, Inc.                700                    34,300

CONSTRUCTION - 0.4%

Centex Corp.                      500                    11,000

Kaufman & Broad Home Corp.        600                    13,013

Lennar Corp.                      600                    9,563

Oakwood Homes Corp.               700                    1,925

                                                         35,501

CONSUMER DURABLES - 2.7%

Minnesota Mining &                2,500                  234,063
Manufacturing Co.

CONSUMER ELECTRONICS - 1.0%

Black & Decker Corp.              700                    28,044

General Motors Corp. Class H      500                    56,250
(a)

                                                         84,294

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   100                    1,400

ELECTRICAL EQUIPMENT - 11.1%

Emerson Electric Co.              2,500                  137,656

General Electric Co.              6,000                  800,241

Hubbell, Inc. Class B             500                    12,969

                                                         950,866

ELECTRONIC INSTRUMENTS - 0.0%

Sequenom, Inc.                    100                    2,600

ELECTRONICS - 4.3%

Quantum Effect Devices, Inc.      100                    1,600

Tyco International Ltd.           8,500                  363,375

                                                         364,975

ENGINEERING - 3.3%

Fluor Corp.                       2,200                  87,863

PerkinElmer, Inc.                 3,900                  195,244

                                                         283,107

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc.             1,300                  23,400

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.2%

Caterpillar, Inc.                 2,000                 $ 84,875

Deere & Co.                       100                    4,369

Illinois Tool Works, Inc.         2,200                  128,700

Ingersoll-Rand Co.                2,200                  103,538

Parker-Hannifin Corp.             800                    34,600

                                                         356,082

IRON & STEEL - 0.5%

Bethlehem Steel Corp. (a)         4,100                  27,931

USX - U.S. Steel Group            500                    12,438

                                                         40,369

LEASING & RENTAL - 0.1%

Ryder System, Inc.                250                    5,516

METALS & MINING - 1.9%

Alcoa, Inc.                       1,770                  123,347

Inco Ltd. (a)                     500                    9,444

Martin Marietta Materials,        774                    32,508
Inc.

                                                         165,299

PACKAGING & CONTAINERS - 1.2%

Ball Corp.                        700                    25,463

Bemis Co., Inc.                   1,000                  31,563

Owens-Illinois, Inc. (a)          2,200                  40,288

Silgan Holdings, Inc. (a)         700                    9,450

                                                         106,764

PAPER & FOREST PRODUCTS - 3.7%

Bowater, Inc.                     1,300                  67,194

Champion International Corp.      900                    52,650

Fort James Corp.                  800                    21,400

International Paper Co.           1,542                  73,438

Smurfit-Stone Container Corp.     5,056                  100,172
(a)

                                                         314,854

POLLUTION CONTROL - 0.4%

Ogden Corp.                       1,900                  21,494

Republic Services, Inc. Class     800                    9,400
A (a)

                                                         30,894

RAILROADS - 2.9%

Burlington Northern Santa Fe      3,700                  89,031
Corp.

Canadian Pacific Ltd.             4,000                  85,792

CSX Corp.                         950                    27,788

Union Pacific Corp.               1,100                  44,000

                                                         246,611



                                 SHARES                 VALUE (NOTE 1)

SERVICES - 0.8%

Ecolab, Inc.                      2,000                 $ 70,375

SHIP BUILDING & REPAIR - 3.0%

General Dynamics Corp.            5,400                  254,475

TEXTILES & APPAREL - 0.5%

Shaw Industries, Inc.             2,500                  33,906

Unifi, Inc. (a)                   500                    5,531

                                                         39,437

TRUCKING & FREIGHT - 0.9%

Expeditors International of       800                    33,725
Washington, Inc.

United Parcel Service, Inc.       600                    35,700
Class B

USFreightways Corp.               200                    7,275

                                                         76,700

TOTAL COMMON STOCKS                         8,086,826
(Cost $8,114,198)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



CHEMICALS & PLASTICS - 0.1%

Sealed Air Corp. Series A,        142                    7,562
$2.00 (Cost $6,266)

CASH EQUIVALENTS - 7.0%



Taxable Central Cash Fund,        600,013                600,013
5.45% (b) (Cost $600,013)

TOTAL INVESTMENT PORTFOLIO -                             8,694,401
101.6% (Cost $8,720,477)

NET OTHER ASSETS - (1.6)%                                (140,192)

NET ASSETS - 100%                          $ 8,554,209

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $8,746,843. Net unrealized depreciation aggregated $52,442, of which $839,419 related to appreciated investment securities and $891,861 related to depreciated investment securities.

ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                           JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 8,694,401
value  (cost $8,720,477) -
See accompanying schedule

Receivable for investments                  627,861
sold

Receivable for fund shares                  3,963
sold

Dividends receivable                        5,428

Interest receivable                         1,657

Other receivables                           711

Receivable from investment                  3,767
adviser for expense
reductions

 TOTAL ASSETS                               9,337,788

LIABILITIES

Payable for investments         $ 743,397
purchased

Payable for fund shares          14,289
redeemed

Distribution fees payable        3,831

Other payables and  accrued      22,062
expenses

 TOTAL LIABILITIES                          783,579

NET ASSETS                                 $ 8,554,209

Net Assets consist of:

Paid in capital                            $ 8,477,944

Accumulated net investment                  (20,213)
loss

Accumulated undistributed net               122,554
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 (26,076)
(depreciation) on investments

NET ASSETS                                 $ 8,554,209

CALCULATION OF MAXIMUM                      $12.87
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($917,663 (divided by)
    71,322 shares)

 Maximum offering price per                 $13.66
share    (100/94.25 of
$12.87)

 CLASS T:  NET ASSET VALUE                  $12.81
and redemption     price per
share ($2,752,031 (divided
by)     214,799 shares)

 Maximum offering price per                 $13.27
share    (100/96.50 of
$12.81)

 CLASS B:  NET ASSET VALUE                  $12.63
and offering price     per
share ($1,957,470 (divided
by)     155,009 shares) A

 CLASS C:  NET ASSET VALUE                  $12.66
and offering price     per
share ($792,354 (divided by)
62,577     shares) A

 INSTITUTIONAL CLASS:  NET                  $13.01
ASSET VALUE, offering price
  and redemption price per
share     ($2,134,691
(divided by) 164,138 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JANUARY 31,
                          2000 (UNAUDITED)

INVESTMENT INCOME                            $ 62,173
Dividends

Interest                                      10,094

Security lending                              25

 TOTAL INCOME                                 72,292

EXPENSES

Management fee                   $ 28,729

Transfer agent fees               16,070

Distribution fees                 24,123

Accounting and security           30,111
lending fees

Non-interested trustees'          19
compensation

Custodian fees and expenses       2,456

Registration fees                 51,624

Audit                             12,840

Legal                             63

Miscellaneous                     53

 Total expenses before            166,088
reductions

 Expense reductions               (79,650)    86,438

NET INVESTMENT INCOME (LOSS)                  (14,146)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            268,034

 Foreign currency transactions    170         268,204

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (980,908)

 Assets and liabilities in        2           (980,906)
foreign currencies

NET GAIN (LOSS)                               (712,702)

NET INCREASE (DECREASE) IN                   $ (726,848)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET    SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                        2000 (UNAUDITED)

Operations Net investment     $ (14,146)                    $ (11,063)
income (loss)

 Net realized gain (loss)      268,204                       28,779

 Change in net unrealized      (980,906)                     563,364
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    (726,848)                     581,080
NET ASSETS RESULTING FROM
OPERATIONS

 Distributions to              (6,067)                       -
shareholders In excess of
net investment income

 From net realized gain        (172,028)                     (287,985)

 TOTAL DISTRIBUTIONS           (178,095)                     (287,985)

Share transactions - net       (1,779,960)                   4,985,782
increase (decrease)

Redemption fees                852                           6,625

  TOTAL INCREASE (DECREASE)    (2,684,051)                   5,285,502
IN NET ASSETS

NET ASSETS

 Beginning of period           11,238,260                    5,952,758

 End of period (including     $ 8,554,209                   $ 11,238,260
accumulated net investment
loss of $20,213 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 14.13                       $ 13.56               $ 13.80   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)                         .01                   (.03)     (.01)

Net realized and unrealized       (.99)                         1.23                  .76       3.89
gain (loss)

Total from investment             (.99)                         1.24                  .73       3.88
operations

Less Distributions

From net investment income        -                             -                     -         (.01)

In excess of net investment       (.01)                         -                     -         -
income

From net realized gain            (.26)                         (.68)                 (.99)     (.08)

Total distributions               (.27)                         (.68)                 (.99)     (.09)

Redemption fees added to paid     .00                           .01                   .02       .01
in capital

Net asset value, end of period   $ 12.87                       $ 14.13               $ 13.56   $ 13.80

TOTAL RETURN B, C                 (7.11)%                       10.81%                6.05%     39.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 918                         $ 896                 $ 471     $ 365
(000 omitted)

Ratio of expenses to average      1.50% A, F                    1.56% F               1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.50% A                       1.54% G               1.75%     1.73% A, G
net assets after expense
reductions

Ratio of net investment           (.05)% A                      .05%                  (.22)%    (.09)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 14.07                       $ 13.51               $ 13.77   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                         (.03)                 (.06)     (.04)

Net realized and unrealized       (.99)                         1.24                  .77       3.89
gain (loss)

Total from investment             (1.01)                        1.21                  .71       3.85
operations

Less Distributions

From net investment income        -                             -                     -         (.01)

From net realized gain            (.25)                         (.66)                 (.99)     (.08)

 Total distributions              (.25)                         (.66)                 (.99)     (.09)

Redemption fees added to paid     .00                           .01                   .02       .01
in capital

Net asset value, end of period   $ 12.81                       $ 14.07               $ 13.51   $ 13.77

TOTAL RETURN B, C                 (7.28)%                       10.57%                5.91%     38.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,752                       $ 3,471               $ 2,973   $ 1,920
(000 omitted)

Ratio of expenses to average      1.75% A, F                    1.83% F               2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.75% A                       1.81% G               2.00%     1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.30)% A                      (.22)%                (.47)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 13.89                       $ 13.40               $ 13.75   $ 11.56
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.09)                 (.14)     (.06)

Net realized and unrealized       (.97)                         1.22                  .76       2.25
gain (loss)

Total from investment             (1.02)                        1.13                  .62       2.19
operations

Less Distributions

From net realized gain            (.24)                         (.65)                 (.99)     -

Redemption fees added to paid     .00                           .01                   .02       -
in capital

Net asset value, end of period   $ 12.63                       $ 13.89               $ 13.40   $ 13.75

TOTAL RETURN B, C                 (7.44)%                       10.01%                5.23%     18.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,957                       $ 2,043               $ 985     $ 252
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.31% F               2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.25% A                       2.29% G               2.50%     2.45% A, G
net assets after expense
reductions

Ratio of net investment           (.80)% A                      (.70)%                (1.03)%   (1.11)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 13.91                       $ 13.45               $ 12.54
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.09)                 (.11)

Net realized and unrealized       (.98)                         1.20                  1.39
gain (loss)

Total from investment             (1.03)                        1.11                  1.28
operations

Less Distributions

From net realized gain            (.22)                         (.67)                 (.38)

Redemption fees added to paid     .00                           .02                   .01
in capital

Net asset value, end of period   $ 12.66                       $ 13.91               $ 13.45

TOTAL RETURN B, C                 (7.50)%                       9.94%                 10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 792                         $ 1,451               $ 165
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.28% F               2.50% A, F
net assets

Ratio of expenses to average      2.25% A                       2.27% G               2.50% A
net assets after expense
reductions

Ratio of net investment           (.80)% A                      (.67)%                (1.06)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 F

Net asset value, beginning of    $ 14.28                       $ 13.68               $ 13.84   $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                           .04                   .01 E     .03

Net realized and unrealized       (.99)                         1.25                  .75       3.91
gain (loss)

Total from investment             (.98)                         1.29                  .76       3.94
operations

Less Distributions

From net investment income        -                             -                     -         (.02)

In excess of net investment       (.03)                         -                     -         -
income

From net realized gain            (.26)                         (.70)                 (.95)     (.08)

Total distributions               (.29)                         (.70)                 (.95)     (.10)

Redemption fees added to paid     .00                           .01                   .03       -
in capital

Net asset value, end of period   $ 13.01                       $ 14.28               $ 13.68   $ 13.84

TOTAL RETURN B, C                 (6.97)%                       11.15%                6.32%     39.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,135                       $ 3,377               $ 1,360   $ 1,756
(000 omitted)

Ratio of expenses to average      1.25% A, G                    1.31% G               1.50% G   1.50% A, G
net assets

Ratio of expenses to average      1.25% A                       1.29% H               1.50%     1.48% A, H
net assets after expense
reductions

Ratio of net investment           .20% A                        .31%                  .04%      .25% A
income to average net assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E DURING THE PERIOD, A
SIGNIFICANT SHAREHOLDER
REDEMPTION CAUSED AN
UNUSUALLY HIGH LEVEL OF
INVESTMENT INCOME PER SHARE.
F FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $3,180,488 and $4,768,115, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,203      $ 200

CLASS T    7,788        355

CLASS B    9,841        7,536

CLASS C    5,291        4,211

          $ 24,123     $ 12,302


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,925      $ 1,087

CLASS T    4,483        2,094

CLASS B    3,759        3,759 *

CLASS C    2,171        2,171 *

          $ 12,338     $ 9,111

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,789   .37 *

CLASS T                 5,617    .36 *

CLASS B                 3,623    .37 *

CLASS C                 1,867    .35 *

INSTITUTIONAL CLASS     3,174    .22 *

                       $ 16,070

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $187 for the period.
5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.50%                    $ 7,942

CLASS T               1.75%                     25,510

CLASS B               2.25%                     16,166

CLASS C               2.25%                     8,614

INSTITUTIONAL CLASS   1.25%                     21,256

                                               $ 79,488

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $162 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 18% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                             2000                          1999

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 805                         $ -

Institutional Class           5,262                         -

Total                        $ 6,067                       $ -

FROM NET REALIZED GAIN

Class A                      $ 20,078                      $ 23,684

Class T                       54,397                        144,300

Class B                       34,806                        41,003

Class C                       14,419                        9,726

Institutional Class           48,328                        69,272

Total                        $ 172,028                     $ 287,985

                             $ 178,095                     $ 287,985

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            37,470              $ 378,674
                                 28,028

Reinvestment of distributions    1,425                         2,196                19,437

Shares redeemed                  (21,517)                      (11,006)             (293,433)

Net increase (decrease)          7,936                         28,660              $ 104,678

CLASS T Shares sold              30,509                        149,470             $ 419,053

Reinvestment of distributions    3,842                         13,134               52,336

Shares redeemed                  (66,275)                      (135,949)            (911,212)

Net increase (decrease)          (31,924)                      26,655              $ (439,823)

CLASS B Shares sold              51,366                        121,052             $ 699,004

Reinvestment of distributions    1,960                         3,632                26,344

Shares redeemed                  (45,413)                      (51,075)             (617,694)

Net increase (decrease)          7,913                         73,609              $ 107,654

CLASS C Shares sold              18,871                        106,908             $ 258,091

Reinvestment of distributions    650                           915                  8,758

Shares redeemed                  (61,305)                      (15,704)             (824,943)

Net increase (decrease)          (41,784)                      92,119              $ (558,094)

INSTITUTIONAL CLASS Shares       12,901                        145,280             $ 178,799
sold

Reinvestment of distributions    2,497                         6,212                34,539

Shares redeemed                  (87,800)                      (14,316)             (1,207,713)

Net increase (decrease)          (72,402)                      137,176             $ (994,375)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 504,717


Reinvestment of distributions    23,537

Shares redeemed                  (149,922)

Net increase (decrease)         $ 378,332

CLASS T Shares sold             $ 2,008,694

Reinvestment of distributions    140,529

Shares redeemed                  (1,711,581)

Net increase (decrease)         $ 437,642

CLASS B Shares sold             $ 1,640,891

Reinvestment of distributions    38,541

Shares redeemed                  (651,249)

Net increase (decrease)         $ 1,028,183

CLASS C Shares sold             $ 1,480,405

Reinvestment of distributions    9,726

Shares redeemed                  (201,951)

Net increase (decrease)         $ 1,288,180

INSTITUTIONAL CLASS Shares      $ 1,976,046
sold

Reinvestment of distributions    67,155

Shares redeemed                  (189,756)

Net increase (decrease)         $ 1,853,445


ADVISOR FINANCIAL SERVICES FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL A  -7.00%         -4.04%       79.03%

FIDELITY ADV FINANCIAL - CL A  -12.35%        -9.56%       68.74%
(INCL. 5.75% SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Financial Services          -7.90%         -5.46%       87.19%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL A    -4.04%       18.62%

FIDELITY ADV FINANCIAL - CL A    -9.56%       16.58%
(INCL. 5.75% SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Financial Services            -5.46%       20.18%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Financial Serv -CL A     S&P 500                     GS Financial Services
             00183                       SP001                       GS004
  1996/09/03       9425.00                    10000.00                    10000.00
  1996/09/30      10009.35                    10516.69                    10584.56
  1996/10/31      10546.58                    10806.74                    11272.70
  1996/11/30      11385.40                    11623.62                    12278.35
  1996/12/31      11045.81                    11393.36                    12100.98
  1997/01/31      11631.15                    12105.21                    12935.63
  1997/02/28      11772.76                    12200.12                    13395.32
  1997/03/31      10932.52                    11698.81                    12504.96
  1997/04/30      11829.41                    12397.23                    13328.32
  1997/05/31      12282.57                    13151.98                    14040.84
  1997/06/30      12915.11                    13741.19                    14892.68
  1997/07/31      14265.15                    14834.57                    16504.52
  1997/08/31      13424.91                    14003.54                    15483.68
  1997/09/30      14285.27                    14770.51                    16744.42
  1997/10/31      14200.07                    14277.18                    16445.06
  1997/11/30      14673.41                    14938.07                    17053.65
  1997/12/31      15481.66                    15194.56                    17997.81
  1998/01/31      15279.73                    15362.61                    17523.74
  1998/02/28      16558.64                    16470.56                    19045.66
  1998/03/31      17501.01                    17314.02                    20165.67
  1998/04/30      17760.64                    17488.19                    20512.24
  1998/05/31      17376.00                    17187.57                    20061.46
  1998/06/30      18077.96                    17885.73                    20758.18
  1998/07/31      18020.27                    17695.25                    20510.80
  1998/08/31      14058.50                    15136.87                    16002.19
  1998/09/30      14534.20                    16106.54                    16320.87
  1998/10/31      15882.84                    17416.64                    18092.98
  1998/11/30      16816.51                    18472.27                    19193.75
  1998/12/31      17272.97                    19536.64                    19625.39
  1999/01/31      17584.20                    20353.66                    19800.64
  1999/02/28      17719.06                    19721.07                    19947.58
  1999/03/31      18300.02                    20510.11                    20595.27
  1999/04/30      19627.91                    21304.46                    22002.58
  1999/05/31      18476.38                    20801.47                    20987.62
  1999/06/30      19150.70                    21955.95                    21531.79
  1999/07/31      18144.40                    21270.48                    20324.07
  1999/08/31      17293.72                    21165.19                    19310.55
  1999/09/30      16633.77                    20585.06                    18183.14
  1999/10/31      18928.08                    21887.68                    20791.31
  1999/11/30      17999.93                    22332.66                    19832.83
  1999/12/31      17634.92                    23648.05                    19441.02
  2000/01/31      16873.63                    22459.97                    18719.07
IMATRL PRASUN   SHR__CHT 20000131 20000216 143519 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $16,874 - a 68.74% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $18,719 - an 87.19% increase.

ADVISOR FINANCIAL SERVICES FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL T  -7.13%         -4.28%       77.50%

FIDELITY ADV FINANCIAL - CL T  -10.38%        -7.63%       71.29%
(INCL. 3.50% SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Financial Services          -7.90%         -5.46%       87.19%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL T    -4.28%       18.32%

FIDELITY ADV FINANCIAL - CL T    -7.63%       17.09%
(INCL. 3.50% SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Financial Services            -5.46%       20.18%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Financial Serv -CL T     S&P 500                     GS Financial Services
             00193                       SP001                       GS004
  1996/09/03       9650.00                    10000.00                    10000.00
  1996/09/30      10238.65                    10516.69                    10584.56
  1996/10/31      10788.70                    10806.74                    11272.70
  1996/11/30      11647.55                    11623.62                    12278.35
  1996/12/31      11299.87                    11393.36                    12100.98
  1997/01/31      11889.52                    12105.21                    12935.63
  1997/02/28      12024.84                    12200.12                    13395.32
  1997/03/31      11164.55                    11698.81                    12504.96
  1997/04/30      12082.84                    12397.23                    13328.32
  1997/05/31      12546.82                    13151.98                    14040.84
  1997/06/30      13184.80                    13741.19                    14892.68
  1997/07/31      14567.07                    14834.57                    16504.52
  1997/08/31      13706.78                    14003.54                    15483.68
  1997/09/30      14587.38                    14770.51                    16744.42
  1997/10/31      14500.21                    14277.18                    16445.06
  1997/11/30      14974.83                    14938.07                    17053.65
  1997/12/31      15791.84                    15194.56                    17997.81
  1998/01/31      15585.35                    15362.61                    17523.74
  1998/02/28      16893.14                    16470.56                    19045.66
  1998/03/31      17846.95                    17314.02                    20165.67
  1998/04/30      18112.44                    17488.19                    20512.24
  1998/05/31      17719.12                    17187.57                    20061.46
  1998/06/30      18427.10                    17885.73                    20758.18
  1998/07/31      18348.43                    17695.25                    20510.80
  1998/08/31      14316.89                    15136.87                    16002.19
  1998/09/30      14813.03                    16106.54                    16320.87
  1998/10/31      16168.33                    17416.64                    18092.98
  1998/11/30      17110.69                    18472.27                    19193.75
  1998/12/31      17576.58                    19536.64                    19625.39
  1999/01/31      17894.23                    20353.66                    19800.64
  1999/02/28      18031.87                    19721.07                    19947.58
  1999/03/31      18603.64                    20510.11                    20595.27
  1999/04/30      19958.94                    21304.46                    22002.58
  1999/05/31      18783.64                    20801.47                    20987.62
  1999/06/30      19461.29                    21955.95                    21531.79
  1999/07/31      18444.82                    21270.48                    20324.07
  1999/08/31      17576.58                    21165.19                    19310.55
  1999/09/30      16905.89                    20585.06                    18183.14
  1999/10/31      19231.51                    21887.68                    20791.31
  1999/11/30      18286.39                    22332.66                    19832.83
  1999/12/31      17904.10                    23648.05                    19441.02
  2000/01/31      17128.89                    22459.97                    18719.07
IMATRL PRASUN   SHR__CHT 20000131 20000224 100140 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $17,129 - a 71.29% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $18,719 - an 87.19% increase.
ADVISOR FINANCIAL SERVICES FUND - CLASS B
PERFORMANCE


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.


CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL B  -7.38%         -4.78%       74.91%

FIDELITY ADV FINANCIAL - CL B  -12.01%        -9.54%       71.91%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Financial Services          -7.90%         -5.46%       87.19%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL B    -4.78%       17.81%

FIDELITY ADV FINANCIAL - CL B    -9.54%       17.22%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Financial Services            -5.46%       20.18%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

(checkmark)
$10,000 OVER LIFE OF FUND
             FA Financial Serv -CL B     S&P 500                     GS Financial Services
             00163                       SP001                       GS004
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10610.00                    10516.69                    10584.56
  1996/10/31      11180.00                    10806.74                    11272.70
  1996/11/30      12070.00                    11623.62                    12278.35
  1996/12/31      11709.71                    11393.36                    12100.98
  1997/01/31      12320.74                    12105.21                    12935.63
  1997/02/28      12460.98                    12200.12                    13395.32
  1997/03/31      11569.48                    11698.81                    12504.96
  1997/04/30      12511.06                    12397.23                    13328.32
  1997/05/31      12991.87                    13151.98                    14040.84
  1997/06/30      13642.97                    13741.19                    14892.68
  1997/07/31      15065.36                    14834.57                    16504.52
  1997/08/31      14173.86                    14003.54                    15483.68
  1997/09/30      15067.02                    14770.51                    16744.42
  1997/10/31      14976.56                    14277.18                    16445.06
  1997/11/30      15459.02                    14938.07                    17053.65
  1997/12/31      16306.56                    15194.56                    17997.81
  1998/01/31      16072.16                    15362.61                    17523.74
  1998/02/28      17417.45                    16470.56                    19045.66
  1998/03/31      18385.65                    17314.02                    20165.67
  1998/04/30      18650.63                    17488.19                    20512.24
  1998/05/31      18242.97                    17187.57                    20061.46
  1998/06/30      18956.38                    17885.73                    20758.18
  1998/07/31      18874.85                    17695.25                    20510.80
  1998/08/31      14716.67                    15136.87                    16002.19
  1998/09/30      15219.88                    16106.54                    16320.87
  1998/10/31      16624.45                    17416.64                    18092.98
  1998/11/30      17579.13                    18472.27                    19193.75
  1998/12/31      18050.98                    19536.64                    19625.39
  1999/01/31      18369.20                    20353.66                    19800.64
  1999/02/28      18500.88                    19721.07                    19947.58
  1999/03/31      19082.46                    20510.11                    20595.27
  1999/04/30      20454.11                    21304.46                    22002.58
  1999/05/31      19258.03                    20801.47                    20987.62
  1999/06/30      19938.37                    21955.95                    21531.79
  1999/07/31      18884.94                    21270.48                    20324.07
  1999/08/31      17985.14                    21165.19                    19310.55
  1999/09/30      17293.82                    20585.06                    18183.14
  1999/10/31      19664.04                    21887.68                    20791.31
  1999/11/30      18687.42                    22332.66                    19832.83
  1999/12/31      18292.39                    23648.05                    19441.02
  2000/01/31      17191.00                    22459.97                    18719.07
IMATRL PRASUN   SHR__CHT 20000131 20000216 143538 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $17,191 - a 71.91% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $18,719 - an 87.19% increase.

ADVISOR FINANCIAL SERVICES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL C  -7.37%         -4.72%       74.74%

FIDELITY ADV FINANCIAL - CL C  -8.30%         -5.67%       74.74%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Financial Services          -7.90%         -5.46%       87.19%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - CL C  -4.72%       17.78%

FIDELITY ADV FINANCIAL - CL C  -5.67%       17.78%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        10.35%       26.77%

GS Financial Services          -5.46%       20.18%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Financial Serv -CL C     S&P 500                     GS Financial Services
             00284                       SP001                       GS004
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10610.00                    10516.69                    10584.56
  1996/10/31      11180.00                    10806.74                    11272.70
  1996/11/30      12070.00                    11623.62                    12278.35
  1996/12/31      11709.71                    11393.36                    12100.98
  1997/01/31      12320.74                    12105.21                    12935.63
  1997/02/28      12460.98                    12200.12                    13395.32
  1997/03/31      11569.48                    11698.81                    12504.96
  1997/04/30      12511.06                    12397.23                    13328.32
  1997/05/31      12991.87                    13151.98                    14040.84
  1997/06/30      13642.97                    13741.19                    14892.68
  1997/07/31      15065.36                    14834.57                    16504.52
  1997/08/31      14173.86                    14003.54                    15483.68
  1997/09/30      15067.02                    14770.51                    16744.42
  1997/10/31      14976.56                    14277.18                    16445.06
  1997/11/30      15468.24                    14938.07                    17053.65
  1997/12/31      16292.56                    15194.56                    17997.81
  1998/01/31      16058.94                    15362.61                    17523.74
  1998/02/28      17399.72                    16470.56                    19045.66
  1998/03/31      18364.68                    17314.02                    20165.67
  1998/04/30      18628.78                    17488.19                    20512.24
  1998/05/31      18212.32                    17187.57                    20061.46
  1998/06/30      18933.50                    17885.73                    20758.18
  1998/07/31      18852.24                    17695.25                    20510.80
  1998/08/31      14697.84                    15136.87                    16002.19
  1998/09/30      15199.64                    16106.54                    16320.87
  1998/10/31      16600.33                    17416.64                    18092.98
  1998/11/30      17552.36                    18472.27                    19193.75
  1998/12/31      18022.90                    19536.64                    19625.39
  1999/01/31      18340.24                    20353.66                    19800.64
  1999/02/28      18471.56                    19721.07                    19947.58
  1999/03/31      19062.47                    20510.11                    20595.27
  1999/04/30      20430.33                    21304.46                    22002.58
  1999/05/31      19226.62                    20801.47                    20987.62
  1999/06/30      19916.02                    21955.95                    21531.79
  1999/07/31      18865.50                    21270.48                    20324.07
  1999/08/31      17957.24                    21165.19                    19310.55
  1999/09/30      17266.33                    20585.06                    18183.14
  1999/10/31      19643.74                    21887.68                    20791.31
  1999/11/30      18657.72                    22332.66                    19832.83
  1999/12/31      18274.26                    23648.05                    19441.02
  2000/01/31      17474.49                    22459.97                    18719.07
IMATRL PRASUN   SHR__CHT 20000131 20000216 143712 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $17,474 - a 74.74% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $18,719 - an 87.19% increase.

ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photographs of Robert Ewing and James Catudal)

NOTE TO SHAREHOLDERS: The following is an interview with Robert Ewing
(left), who managed the Fidelity Advisor Financial Services Fund during the period covered by this report, with additional comments from James Catudal, who became manager of the fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, BOB?

A. During the six months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of -7.00%, -7.13%, -7.38% and -7.37%, respectively. During the same period, the Goldman Sachs Financial Services Index, an index of 251 stocks designed to measure the performance of companies in the financial services sector, had a return of -7.90%, while the Standard & Poor's 500 Index returned 5.59%. For the 12-month period that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of -4.04%, -4.28%, -4.78% and -4.72%, respectively, while the Goldman Sachs index returned -5.46% and the S&P 500 index returned 10.35%.

Q. WHAT FACTORS AFFECTED PERFORMANCE DURING THE PERIOD?

R.E. It was a very challenging period for financial services stocks, principally because interest rates were rising, which traditionally undermines the value of these stocks. We consistently pursued three investment themes: an emphasis on consumer-related companies; a de-emphasis of regional banks; and an underweighting in property and casualty companies. The strategy to overweight consumer companies brought disappointing results, as higher interest rates hurt mortgage-related and consumer credit firms. The decisions to underweight regional banks and property and casualty insurers worked well. Regional banks tend to be good investments early in economic expansions, when their stocks are relatively inexpensive. This was not the case early in the period. Moreover, as the difference between short-term and long-term interest rates narrowed, banks lost some of their ability to profit from the "spread" between interest rates. In addition, competition facing regional banks intensified because of a variety of factors, including the rising use of the Internet. Property and casualty companies, especially those emphasizing consumer businesses such as homeowners and automobile insurance, continued to have difficulty because of intense price competition, including from online competitors.

Q. WHAT WERE SOME OF THE CONTRIBUTORS TO PERFORMANCE?

R.E. Brokerages were big contributors. Major holdings such as Morgan Stanley Dean Witter and Lehman Brothers were excellent performers, helped by very active capital markets. U.S. brokerages also gained business in Europe, where the capital markets were active. While most consumer stocks were disappointing, an exception was American Express, which benefited from heavy charge card usage and a rising number of consumer accounts. Money center banks such as Citigroup and Chase Manhattan performed better than most financial services stocks, primarily because they benefited from capital markets activity.

Q. WHAT INVESTMENTS DISAPPOINTED YOU?

R.E. Associates First Capital, a consumer finance company, was very disappointing. The company's earnings slipped as it spent money building Internet operations and as delinquencies increased in home equity loans and manufactured housing loans. Rising interest rates also hurt mortgage-related stocks such as Freddie Mac and Fannie Mae, even though their businesses remained fundamentally strong. Almost all bank stocks were poor performers during the period.

Q. TURNING TO YOU, JIM, HOW WOULD YOU DESCRIBE YOUR INVESTMENT STYLE?

J.C. I look for companies with solid strategies and strong managements who are able to execute those strategies. I prefer attractive stock valuations, but I don't just buy cheap stocks. While I am a bottom-up manager who looks for stocks of good companies, I recognize that it can be difficult to invest in a company where the macroeconomic trends are moving against it.

Q. WHAT IS YOUR OUTLOOK, JIM?

J.C. It is a tough and uncertain time for the financial services industry, with the Federal Reserve Board raising short-term interest rates and yields of 30-year Treasury bonds trading lower than 10-year bonds. At the same time, many financial services companies offer attractive stock valuations. Given the difficult interest-rate outlook, I am cautious, looking for the best companies with the most attractive valuations. Recently, the companies that have performed relatively well have tended to be more fee-based than interest-rate sensitive. Regardless of what happens with interest rates, I will invest in companies that can execute in a difficult environment and which offer the most attractive return potential.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996
SIZE: as of January 31, 2000, more than
$333 million

MANAGER: James Catudal, since February 2000;
joined Fidelity in 1997
(checkmark)

ADVISOR FINANCIAL SERVICES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

Citigroup, Inc.                 6.2

American International Group,   5.7
Inc.

American Express Co.            4.5

Freddie Mac                     4.4

Bank of America Corp.           3.8

Chase Manhattan Corp.           3.6

Morgan Stanley Dean Witter &    3.7
Co.

Fannie Mae                      3.6

Wells Fargo & Co.               3.1

Berkshire Hathaway, Inc.        2.5
Class A

                                41.1

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Banks                      26.9%

                        Insurance                  21.8%

                        Credit & Other Finance     15.7%

                        Securities Industry        9.2%

                        Federal Sponsored Credit   8.4%

                        All Others*                18.0%


Row: 1, Col: 1, Value: 26.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.8
Row: 1, Col: 4, Value: 15.7
Row: 1, Col: 5, Value: 9.199999999999999
Row: 1, Col: 6, Value: 8.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 18.0
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
ADVISOR FINANCIAL SERVICES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 89.0%

                                 SHARES                     VALUE (NOTE 1)

BANKS - 26.9%

Bank of America Corp.             261,004                   $ 12,642,381

Bank of New York Co., Inc.        163,760                    6,652,750

Bank One Corp.                    202,382                    6,033,513

Chase Manhattan Corp.             151,800                    12,210,413

Comerica, Inc.                    50,250                     2,220,422

First Union Corp.                 76,192                     2,557,194

Firstar Corp.                     204,550                    4,883,631

FleetBoston Financial Corp.       152,676                    4,799,752

M&T Bank Corp.                    2,400                      986,400

Marshall & Ilsley Corp.           47,000                     2,408,750

Mellon Financial Corp.            125,000                    4,289,063

Northern Trust Corp.              37,000                     2,233,875

Peoples Heritage Financial        15,000                     220,313
Group, Inc.

PNC Financial Corp.               32,700                     1,569,600

State Street Corp.                20,000                     1,603,750

SunTrust Banks, Inc.              28,400                     1,691,575

Synovus Finanical Corp.           30,000                     570,000

Toronto Dominion Bank             62,000                     1,554,987

U.S. Bancorp                      194,650                    4,318,797

UnionBanCal Corp.                 27,800                     988,638

Wachovia Corp.                    29,605                     1,896,570

Wells Fargo & Co.                 260,400                    10,416,000

Westamerica Bancorp.              50,000                     1,262,500

Zions Bancorp                     29,200                     1,726,450

                                                             89,737,324

COMPUTER SERVICES & SOFTWARE
- 0.2%

Intuit, Inc. (a)                  9,200                      554,875

Sanchez Computer Associates,      5,000                      169,063
Inc. (a)

                                                             723,938

CREDIT & OTHER FINANCE - 15.7%

American Express Co.              91,300                     15,047,381

Associates First Capital          384,000                    7,680,000
Corp. Class A

Citigroup, Inc.                   360,993                    20,734,527

Household International, Inc.     115,057                    4,055,759

MBNA Corp.                        63,250                     1,597,063

Metris Companies, Inc.            15,000                     549,375

Providian Financial Corp.         33,107                     2,793,403

                                                             52,457,508

FEDERAL SPONSORED CREDIT - 8.4%

Fannie Mae                        201,935                    12,103,479

Freddie Mac                       292,020                    14,655,754

SLM Holding Corp.                 32,000                     1,246,000

                                                             28,005,233

HOLDING COMPANIES - 0.4%

PartnerRe Ltd.                    46,600                     1,351,400



                                 SHARES                     VALUE (NOTE 1)

INSURANCE - 21.8%

ACE Ltd.                          65,000                    $ 1,149,688

AFLAC, Inc.                       72,200                     3,136,188

Allmerica Financial Corp.         12,400                     579,700

Ambac Financial Group, Inc.       97,100                     4,751,831

American General Corp.            45,500                     2,795,406

American International Group,     183,750                    19,132,969
Inc.

Arthur J. Gallagher & Co.         10,000                     537,500

Berkshire Hathaway, Inc.:

Class A (a)                       165                        8,448,000

Class B (a)                       24                         39,504

Blanch E.W. Holdings, Inc.        18,000                     870,750

CIGNA Corp.                       7,500                      538,125

Everest Reinsurance Holdings,     7,700                      193,944
Inc.

Financial Security Assurance      5,000                      275,938
Holdings Ltd.

Hartford Financial Services       47,700                     1,818,563
Group, Inc.

Hartford Life, Inc. Class A       49,500                     2,014,031

HCC Insurance Holdings, Inc.      23,400                     311,513

Jefferson-Pilot Corp.             15,000                     881,250

Loews Corp.                       14,600                     817,600

Marsh & McLennan Companies,       70,950                     6,669,300
Inc.

MBIA, Inc.                        81,700                     4,090,106

Mutual Risk Management Ltd.       55,000                     900,625

Nationwide Financial              21,300                     529,838
Services, Inc.  Class A

PMI Group, Inc.                   30,750                     1,268,438

Reliastar Financial Corp.         88,503                     2,627,433

RenaissanceRe Holdings Ltd.       21,500                     837,156

The Chubb Corp.                   57,500                     3,234,375

Torchmark Corp.                   20,000                     503,750

Travelers Property Casualty       17,500                     634,375
Corp.  Class A

UICI (a)                          70,200                     693,225

Xl Capital Ltd.                   55,000                     2,481,875

                                                             72,762,996

LODGING & GAMING - 0.4%

Starwood Hotels & Resorts         50,400                     1,209,600
Worldwide, Inc. unit

REAL ESTATE INVESTMENT TRUSTS
- 4.2%

AMB Property Corp.                30,900                     631,519

AMRESCO Capital Trust, Inc.       25,000                     229,688

Apartment Investment &            42,400                     1,605,900
Management Co. Class A

Arden Realty Group, Inc.          15,000                     316,875

BRE Properties, Inc. Class A      10,000                     220,000

Cousins Properties, Inc.          14,500                     519,281

Crescent Real Estate Equities     66,100                     1,189,800
Co.

Duke-Weeks Realty Corp.           67,500                     1,337,344

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Equity Office Properties Trust    63,900                    $ 1,633,444

Equity Residential Properties     30,300                     1,257,450
Trust (SBI)

First Industrial Realty           6,000                      161,250
Trust, Inc.

Indymac Mortgage Holdings,        155,000                    1,724,375
Inc.

Kimco Realty Corp.                9,100                      320,775

ProLogis Trust                    34,500                     657,656

Public Storage, Inc.              32,500                     737,344

Simon Property Group, Inc.        36,000                     888,750

Spieker Properties, Inc.          12,500                     485,938

                                                             13,917,389

SAVINGS & LOANS - 1.7%

Charter One Financial, Inc.       34,500                     670,594

Commercial Federal Corp.          10,000                     145,000

Golden West Financial Corp.       61,200                     1,801,575

TCF Financial Corp.               48,200                     1,105,588

Washington Mutual, Inc.           83,520                     2,119,320

                                                             5,842,077

SECURITIES INDUSTRY - 9.2%

AXA Financial, Inc.               35,900                     1,168,994

Charles Schwab Corp.              125,000                    4,507,813

Federated Investors, Inc.         15,000                     296,250
Class B

Franklin Resources, Inc.          30,000                     1,070,625

Goldman Sachs Group, Inc.         7,500                      687,188

Investors Group, Inc.             50,000                     581,174

Lehman Brothers Holdings,         14,400                     1,029,600
Inc.

Merrill Lynch & Co., Inc.         57,600                     4,996,800

Morgan Stanley Dean Witter &      184,000                    12,190,000
Co.

The Bear Stearns Companies,       23,625                     974,531
Inc.

Waddell & Reed Financial, Inc.:

Class A                           97,845                     2,825,274

Class B                           12,245                     342,095

                                                             30,670,344

SERVICES - 0.1%

CheckFree Holdings Corp. (a)      5,000                      295,000

TOTAL COMMON STOCKS                            296,972,809
(Cost $287,395,772)

CASH EQUIVALENTS - 11.2%

                                 SHARES                     VALUE (NOTE 1)

Central Cash Collateral Fund,     1,261,100                 $ 1,261,100
5.56% (b)

Taxable Central Cash Fund,        36,108,428                 36,108,428
5.45% (b)

TOTAL CASH EQUIVALENTS                         37,369,528
(Cost $37,369,528)

TOTAL INVESTMENT PORTFOLIO -       334,342,337
100.2%
(Cost $324,765,300)

NET OTHER ASSETS - (0.2)%          (775,640)

NET ASSETS - 100%                 $ 333,566,697

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $325,625,531. Net unrealized appreciation aggregated $8,716,806, of which $42,945,406 related to appreciated investment securities and $34,228,600 related to depreciated investment securities.
At July 31, 1999, the fund had a capital loss carryforward of approximately $4,198,000 all of which will expire on July 31, 2007. ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 334,342,337
value  (cost $324,765,300) -
 See accompanying schedule

Receivable for investments                    18,138,835
sold

Receivable for fund shares                    2,938,389
sold

Dividends receivable                          280,229

Interest receivable                           133,919

Redemption fees receivable                    306

Other receivables                             431

TOTAL ASSETS                                  355,834,446

LIABILITIES

Payable for investments        $ 19,207,983
purchased

Payable for fund shares         1,352,934
redeemed

Accrued management fee          153,781

Distribution fees payable       185,046

Other payables and  accrued     106,905
expenses

Collateral on securities        1,261,100
loaned,  at value

 TOTAL LIABILITIES                            22,267,749

NET ASSETS                                   $ 333,566,697

Net Assets consist of:

Paid in capital                              $ 334,802,072

Undistributed net investment                  676,638
income

Accumulated undistributed net                 (11,489,206)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   9,577,193
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 333,566,697

CALCULATION OF MAXIMUM                        $16.18
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($32,012,749 (divided
by)     1,979,069 shares)

 Maximum offering price per                   $17.17
share    (100/94.25 of
$16.18)

 CLASS T:  NET ASSET VALUE                    $16.13
and redemption     price per
share ($135,739,503 (divided
by)     8,415,416 shares)

 Maximum offering price per                   $16.72
share    (100/96.50 of
$16.13)

 CLASS B:  NET ASSET VALUE                    $15.94
and offering price     per
share ($107,748,865 (divided
by)     6,760,207 shares) A

 CLASS C:  NET ASSET VALUE                    $15.95
and offering price    per
share ($48,189,846 (divided
by)     3,021,741 shares) A

 INSTITUTIONAL CLASS:  NET                    $16.24
ASSET VALUE, offering price
  and redemption price per
share     ($9,875,734
(divided by) 607,983 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED JANUARY 31,
                                  2000 (UNAUDITED)

INVESTMENT INCOME                               $ 2,529,074
Dividends

Interest                                         623,265

Security lending                                 2,386

 TOTAL INCOME                                    3,154,725

EXPENSES

Management fee                   $ 872,992

Transfer agent fees               443,587

Distribution fees                 1,035,745

Accounting and security           65,954
lending fees

Non-interested trustees'          419
compensation

Custodian fees and expenses       4,354

Registration fees                 79,888

Audit                             14,222

Legal                             1,823

Miscellaneous                     1,863

 Total expenses before            2,520,847
reductions

 Expense reductions               (13,133)       2,507,714

NET INVESTMENT INCOME                            647,011

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (6,313,431)

 Foreign currency transactions    (562)          (6,313,993)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (18,952,166)

 Assets and liabilities in        495            (18,951,671)
foreign currencies

NET GAIN (LOSS)                                  (25,265,664)

NET INCREASE (DECREASE) IN                      $ (24,618,653)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ 647,011                     $ 798,328
income

 Net realized gain (loss)       (6,313,993)                   (5,100,835)

 Change in net unrealized       (18,951,671)                  3,565,570
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (24,618,653)                  (736,937)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (642,365)                     (365,767)
From net investment income

 From net realized gain         -                             (12,710,202)

 TOTAL DISTRIBUTIONS            (642,365)                     (13,075,969)

Share transactions - net        65,369,927                    75,395,927
increase (decrease)

Redemption fees                 77,887                        103,555

  TOTAL INCREASE (DECREASE)     40,186,796                    61,686,576
IN NET ASSETS

NET ASSETS

 Beginning of period            293,379,901                   231,693,325

 End of period (including      $ 333,566,697                 $ 293,379,901
undistributed net investment
income of $676,638 and
$673,045, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 17.49                       $ 18.74               $ 15.11   $ 10.00
period

Income from Investment
Operations

Net investment income D           .07                           .12                   .11       .06

Net realized and unrealized       (1.29)                        (.31)                 3.80      5.06
gain (loss)

Total from investment             (1.22)                        (.19)                 3.91      5.12
operations

Less Distributions

From net investment income        (.09)                         (.06)                 (.06)     (.01)

From net realized gain            -                             (1.01)                (.23)     (.01)

Total distributions               (.09)                         (1.07)                (.29)     (.02)

Redemption fees added to paid     .00                           .01                   .01       .01
in capital

Net asset value, end of period   $ 16.18                       $ 17.49               $ 18.74   $ 15.11

TOTAL RETURN B, C                 (7.00)%                       .69%                  26.32%    51.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 32,013                      $ 27,440              $ 21,907  $ 6,275
(000 omitted)

Ratio of expenses to average      1.25% A                       1.24%                 1.32%     1.75% A, F
net assets

Ratio of expenses to average      1.24% A, G                    1.23% G               1.30% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           .84% A                        .73%                  .63%      .55% A
income to average net assets

Portfolio turnover                40% A                         38%                   54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E

Net asset value, beginning of    $ 17.42                       $ 18.66               $ 15.07    $ 10.00
period

Income from Investment
Operations

Net investment income D           .05                           .09                   .07        .04

Net realized and unrealized       (1.29)                        (.30)                 3.78       5.04
gain (loss)

Total from investment             (1.24)                        (.21)                 3.85       5.08
operations

Less Distributions

From net investment income        (.05)                         (.03)                 (.04)      (.01)

From net realized gain            -                             (1.01)                (.23)      (.01)

 Total distributions              (.05)                         (1.04)                (.27)      (.02)

Redemption fees added to paid     .00                           .01                   .01        .01
in capital

Net asset value, end of period   $ 16.13                       $ 17.42               $ 18.66    $ 15.07

TOTAL RETURN B, C                 (7.13)%                       0.53%                 25.96%     50.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 135,740                     $ 123,361             $ 118,608  $ 52,003
(000 omitted)

Ratio of expenses to average      1.47% A                       1.47%                 1.52%      1.94% A
net assets

Ratio of expenses to average      1.46% A, F                    1.46% F               1.50% F    1.91% A, F
net assets after expense
reductions

Ratio of net investment           .62% A                        .50%                  .44%       .37% A
income to average net assets

Portfolio turnover                40% A                         38%                   54%        26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO  JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 17.21                       $ 18.52               $ 15.04   $ 12.56
period

Income from Investment
Operations

Net investment income (loss) D    .01                           -                     (.02)     (.02)

Net realized and unrealized       (1.28)                        (.29)                 3.76      2.50
gain (loss)

Total from investment             (1.27)                        (.29)                 3.74      2.48
operations

Less Distributions

From net investment income        -                             (.02)                 (.04)     -

From net realized gain            -                             (1.01)                (.23)     -

Total distributions               -                             (1.03)                (.27)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 15.94                       $ 17.21               $ 18.52   $ 15.04

TOTAL RETURN B, C                 (7.38)%                       0.05%                 25.29%    19.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 107,749                     $ 94,072              $ 65,926  $ 7,737
(000 omitted)

Ratio of expenses to average      2.00% A                       1.99%                 2.06%     2.50% A, F
net assets

Ratio of expenses to average      1.99% A, G                    1.98% G               2.04% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           .10% A                        (.02)%                (.14)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                40% A                         38%                   54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 17.24                       $ 18.56               $ 15.24
period

Income from Investment
Operations

Net investment income (loss) D    .01                           -                     (.03)

Net realized and unrealized       (1.28)                        (.29)                 3.57
gain (loss)

Total from investment             (1.27)                        (.29)                 3.54
operations

Less Distributions

From net investment income        (.02)                         (.03)                 (.02)

From net realized gain            -                             (1.01)                (.21)

Total distributions               (.02)                         (1.04)                (.23)

Redemption fees added to paid     .00                           .01                   .01
in capital

Net asset value, end of period   $ 15.95                       $ 17.24               $ 18.56

TOTAL RETURN B, C                 (7.37)%                       0.07%                 23.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,190                      $ 36,552              $ 19,983
(000 omitted)

Ratio of expenses to average      1.95% A                       1.95%                 2.09% A
net assets

Ratio of expenses to average      1.95% A                       1.94% F               2.07% A, F
net assets after expense
reductions

Ratio of net investment           .14% A                        .02%                  (.22)% A
income (loss) to average net
assets

Portfolio turnover                40% A                         38%                   54% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO  JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 17.60                       $ 18.80               $ 15.14   $ 10.00
period

Income from Investment
Operations

Net investment income D           .10                           .18                   .14       .10

Net realized and unrealized       (1.31)                        (.30)                 3.79      5.06
gain (loss)

Total from investment             (1.21)                        (.12)                 3.93      5.16
operations

Less Distributions

From net investment income        (.15)                         (.08)                 (.05)     (.02)

From net realized gain            -                             (1.01)                (.23)     (.01)

Total distributions               (.15)                         (1.09)                (.28)     (.03)

Redemption fees added to paid     .00                           .01                   .01       .01
in capital

Net asset value, end of period   $ 16.24                       $ 17.60               $ 18.80   $ 15.14

TOTAL RETURN B, C                 (6.92)%                       1.12%                 26.39%    51.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,876                       $ 11,956              $ 5,270   $ 3,758
(000 omitted)

Ratio of expenses to average      .91% A                        .93%                  1.14%     1.50% A, F
net assets

Ratio of expenses to average      .90% A, G                     .92% G                1.13% G   1.47% A, G
net assets after expense
reductions

Ratio of net investment           1.18% A                       1.04%                 .81%      .85% A
income to average net assets

Portfolio turnover                40% A                         38%                   54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $109,511,171 and $57,280,498, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 35,218     $ 68

CLASS T    313,086      241

CLASS B    486,696      365,237

CLASS C    200,745      118,651

          $ 1,035,745  $ 484,197

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO FDC  RETAINED BY FDC

CLASS A    $ 91,219     $ 59,142

CLASS T     118,082      54,635

CLASS B     167,530      167,530 *

CLASS C     14,788       14,788 *

           $ 391,619    $ 296,095

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 44,659   .32 *

CLASS T                 180,213   .29 *

CLASS B                 152,144   .31 *

CLASS C                 54,351    .27 *

INSTITUTIONAL CLASS     12,220    .22 *

                       $ 443,587

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,570 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $1,246,244. The fund received cash collateral of $1,261,100 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $12,798 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $335 under this arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                            2000                          1999

FROM NET INVESTMENT INCOME

Class A                     $ 141,476                     $ 69,817

Class T                      357,280                       174,881

Class B                      -                             68,552

Class C                      41,773                        31,424

Institutional Class          101,836                       21,093

Total                       $ 642,365                     $ 365,767

FROM NET REALIZED GAIN

Class A                     $ -                           $ 1,212,772

Class T                      -                             6,262,898

Class B                      -                             3,836,369

Class C                      -                             1,125,444

Institutional Class          -                             272,719

Total                       $ -                           $ 12,710,202

                            $ 642,365                     $ 13,075,969

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            822,308             $ 13,843,578
                                 824,679

Reinvestment of distributions    7,540                         85,902               129,106

Shares redeemed                  (421,630)                     (508,971)            (7,040,462)

Net increase (decrease)          410,589                       399,239             $ 6,932,222

CLASS T Shares sold              3,299,170                     3,240,994           $ 55,340,944

Reinvestment of distributions    19,179                        443,632              327,772

Shares redeemed                  (1,982,957)                   (2,959,321)          (32,806,969)

Net increase (decrease)          1,335,392                     725,305             $ 22,861,747

CLASS B Shares sold              2,295,180                     2,867,874           $ 37,879,344

Reinvestment of distributions    -                             235,734              -

Shares redeemed                  (1,000,629)                   (1,197,148)          (16,345,970)

Net increase (decrease)          1,294,551                     1,906,460           $ 21,533,374

CLASS C Shares sold              1,551,245                     1,453,651           $ 25,702,171

Reinvestment of distributions    1,942                         57,370               32,875

Shares redeemed                  (652,005)                     (467,142)            (10,705,246)

Net increase (decrease)          901,182                       1,043,879           $ 15,029,800

INSTITUTIONAL CLASS Shares       281,463                       511,162             $ 4,734,086
sold

Reinvestment of distributions    2,415                         18,075               41,473

Shares redeemed                  (355,303)                     (130,140)            (5,762,775)

Net increase (decrease)          (71,425)                      399,097             $ (987,216)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 14,081,934


Reinvestment of distributions    1,165,695

Shares redeemed                  (8,477,160)

Net increase (decrease)         $ 6,770,469

CLASS T Shares sold             $ 54,768,982

Reinvestment of distributions    6,006,779

Shares redeemed                  (48,376,793)

Net increase (decrease)         $ 12,398,968

CLASS B Shares sold             $ 48,151,991

Reinvestment of distributions    3,165,887

Shares redeemed                  (19,603,788)

Net increase (decrease)         $ 31,714,090

CLASS C Shares sold             $ 24,778,214

Reinvestment of distributions    771,627

Shares redeemed                  (7,840,548)

Net increase (decrease)         $ 17,709,293

INSTITUTIONAL CLASS Shares      $ 8,733,321
sold

Reinvestment of distributions    245,820

Shares redeemed                  (2,176,034)

Net increase (decrease)         $ 6,803,107


ADVISOR HEALTH CARE FUND - CLASS A
PERFORMANCE


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL A  7.87%          6.27%        118.91%

FIDELITY ADV HEALTH CARE - CL    1.67%          0.16%        106.32%
A (INCL. 5.75% SALES CHARGE)

S&P 500                          5.59%          10.35%       124.60%

GS Health Care                   6.46%          2.57%        119.63%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL A    6.27%        25.82%

FIDELITY ADV HEALTH CARE - CL      0.16%        23.66%
A (INCL. 5.75% SALES CHARGE)

S&P 500                            10.35%       26.77%

GS Health Care                     2.57%        25.94%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Health Care -CL A        S&P 500                     GS Health Care
             00177                       SP001                       GS005
  1996/09/03       9425.00                    10000.00                    10000.00
  1996/09/30      10056.48                    10516.69                    10812.87
  1996/10/31       9830.28                    10806.74                    10714.59
  1996/11/30      10329.80                    11623.62                    11456.00
  1996/12/31      10395.78                    11393.36                    11211.23
  1997/01/31      11027.25                    12105.21                    12140.37
  1997/02/28      11159.20                    12200.12                    12322.91
  1997/03/31      10556.00                    11698.81                    11479.40
  1997/04/30      11093.23                    12397.23                    12192.08
  1997/05/31      11932.05                    13151.98                    13124.59
  1997/06/30      12818.00                    13741.19                    14149.23
  1997/07/31      13289.25                    14834.57                    14590.78
  1997/08/31      12469.28                    14003.54                    13768.10
  1997/09/30      13258.30                    14770.51                    14522.88
  1997/10/31      13133.40                    14277.18                    14348.05
  1997/11/30      13383.20                    14938.07                    14887.11
  1997/12/31      13606.41                    15194.56                    15322.92
  1998/01/31      14411.52                    15362.61                    16033.22
  1998/02/28      15196.51                    16470.56                    17070.43
  1998/03/31      15790.28                    17314.02                    17844.91
  1998/04/30      15961.36                    17488.19                    18314.30
  1998/05/31      15830.53                    17187.57                    18020.01
  1998/06/30      16685.96                    17885.73                    19053.99
  1998/07/31      16806.73                    17695.25                    19066.04
  1998/08/31      14763.76                    15136.87                    16554.54
  1998/09/30      16451.72                    16106.54                    18419.75
  1998/10/31      16926.78                    17416.64                    19244.11
  1998/11/30      17804.62                    18472.27                    20271.43
  1998/12/31      19023.27                    19536.64                    21491.50
  1999/01/31      19415.71                    20353.66                    21413.35
  1999/02/28      19229.82                    19721.07                    21147.66
  1999/03/31      19570.62                    20510.11                    21793.82
  1999/04/30      18858.03                    21304.46                    20778.64
  1999/05/31      18682.46                    20801.47                    20429.00
  1999/06/30      19591.28                    21955.95                    21294.51
  1999/07/31      19126.54                    21270.48                    20629.59
  1999/08/31      19653.24                    21165.19                    21030.23
  1999/09/30      17910.96                    20585.06                    19154.33
  1999/10/31      19155.66                    21887.68                    20553.14
  1999/11/30      19661.98                    22332.66                    21159.98
  1999/12/31      19356.08                    23648.05                    20622.65
  2000/01/31      20632.42                    22459.97                    21962.65
IMATRL PRASUN   SHR__CHT 20000131 20000216 150736 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $20,632 - a 106.32% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $21,963 - a 119.63% increase.

ADVISOR HEALTH CARE FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL T  7.76%          6.03%        116.88%

FIDELITY ADV HEALTH CARE - CL    3.98%          2.32%        109.29%
T (INCL. 3.50% SALES CHARGE)

S&P 500                          5.59%          10.35%       124.60%

GS Health Care                   6.46%          2.57%        119.63%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL T    6.03%        25.48%

FIDELITY ADV HEALTH CARE - CL      2.32%        24.17%
T (INCL. 3.50% SALES CHARGE)

S&P 500                            10.35%       26.77%

GS Health Care                     2.57%        25.94%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND

             FA Health Care -CL T        S&P 500                     GS Health Care
             00191                       SP001                       GS005
  1996/09/03       9650.00                    10000.00                    10000.00
  1996/09/30      10286.90                    10516.69                    10812.87
  1996/10/31      10055.30                    10806.74                    10714.59
  1996/11/30      10566.75                    11623.62                    11456.00
  1996/12/31      10624.65                    11393.36                    11211.23
  1997/01/31      11271.20                    12105.21                    12140.37
  1997/02/28      11396.65                    12200.12                    12322.91
  1997/03/31      10779.05                    11698.81                    11479.40
  1997/04/30      11319.45                    12397.23                    12192.08
  1997/05/31      12178.30                    13151.98                    13124.59
  1997/06/30      13075.75                    13741.19                    14149.23
  1997/07/31      13558.25                    14834.57                    14590.78
  1997/08/31      12718.70                    14003.54                    13768.10
  1997/09/30      13526.32                    14770.51                    14522.88
  1997/10/31      13398.52                    14277.18                    14348.05
  1997/11/30      13654.11                    14938.07                    14887.11
  1997/12/31      13872.26                    15194.56                    15322.92
  1998/01/31      14696.15                    15362.61                    16033.22
  1998/02/28      15478.85                    16470.56                    17070.43
  1998/03/31      16086.47                    17314.02                    17844.91
  1998/04/30      16261.54                    17488.19                    18314.30
  1998/05/31      16117.36                    17187.57                    18020.01
  1998/06/30      16992.75                    17885.73                    19053.99
  1998/07/31      17106.03                    17695.25                    19066.04
  1998/08/31      15025.71                    15136.87                    16554.54
  1998/09/30      16741.42                    16106.54                    18419.75
  1998/10/31      17216.43                    17416.64                    19244.11
  1998/11/30      18103.12                    18472.27                    20271.43
  1998/12/31      19338.14                    19536.64                    21491.50
  1999/01/31      19739.26                    20353.66                    21413.35
  1999/02/28      19538.70                    19721.07                    21147.66
  1999/03/31      19897.60                    20510.11                    21793.82
  1999/04/30      19169.25                    21304.46                    20778.64
  1999/05/31      18979.24                    20801.47                    20429.00
  1999/06/30      19897.60                    21955.95                    21294.51
  1999/07/31      19422.59                    21270.48                    20629.59
  1999/08/31      19960.93                    21165.19                    21030.23
  1999/09/30      18184.98                    20585.06                    19154.33
  1999/10/31      19433.18                    21887.68                    20553.14
  1999/11/30      19960.44                    22332.66                    21159.98
  1999/12/31      19637.63                    23648.05                    20622.65
  2000/01/31      20928.87                    22459.97                    21962.65
IMATRL PRASUN   SHR__CHT 20000131 20000216 151034 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $20,929 - a 109.29% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $21,963 - a 119.63% increase.

ADVISOR HEALTH CARE FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL B  7.52%          5.49%        113.39%

FIDELITY ADV HEALTH CARE - CL    2.52%          0.49%        110.39%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          5.59%          10.35%       124.60%

GS Health Care                   6.46%          2.57%        119.63%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL B  5.49%        24.88%

FIDELITY ADV HEALTH CARE - CL    0.49%        24.37%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Health Care                   2.57%        25.94%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Health Care -CL B        S&P 500                     GS Health Care
             00164                       SP001                       GS005
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10660.00                    10516.69                    10812.87
  1996/10/31      10420.00                    10806.74                    10714.59
  1996/11/30      10950.00                    11623.62                    11456.00
  1996/12/31      11010.00                    11393.36                    11211.23
  1997/01/31      11680.00                    12105.21                    12140.37
  1997/02/28      11810.00                    12200.12                    12322.91
  1997/03/31      11170.00                    11698.81                    11479.40
  1997/04/30      11720.00                    12397.23                    12192.08
  1997/05/31      12600.00                    13151.98                    13124.59
  1997/06/30      13530.00                    13741.19                    14149.23
  1997/07/31      14010.00                    14834.57                    14590.78
  1997/08/31      13140.00                    14003.54                    13768.10
  1997/09/30      13967.29                    14770.51                    14522.88
  1997/10/31      13824.46                    14277.18                    14348.05
  1997/11/30      14079.52                    14938.07                    14887.11
  1997/12/31      14304.95                    15194.56                    15322.92
  1998/01/31      15126.34                    15362.61                    16033.22
  1998/02/28      15937.06                    16470.56                    17070.43
  1998/03/31      16545.10                    17314.02                    17844.91
  1998/04/30      16726.45                    17488.19                    18314.30
  1998/05/31      16566.44                    17187.57                    18020.01
  1998/06/30      17462.50                    17885.73                    19053.99
  1998/07/31      17569.17                    17695.25                    19066.04
  1998/08/31      15425.03                    15136.87                    16554.54
  1998/09/30      17179.79                    16106.54                    18419.75
  1998/10/31      17660.65                    17416.64                    19244.11
  1998/11/30      18567.72                    18472.27                    20271.43
  1998/12/31      19824.52                    19536.64                    21491.50
  1999/01/31      20228.87                    20353.66                    21413.35
  1999/02/28      20010.30                    19721.07                    21147.66
  1999/03/31      20360.02                    20510.11                    21793.82
  1999/04/30      19616.87                    21304.46                    20778.64
  1999/05/31      19409.23                    20801.47                    20429.00
  1999/06/30      20338.16                    21955.95                    21294.51
  1999/07/31      19846.37                    21270.48                    20629.59
  1999/08/31      20392.80                    21165.19                    21030.23
  1999/09/30      18568.69                    20585.06                    19154.33
  1999/10/31      19837.01                    21887.68                    20553.14
  1999/11/30      20359.91                    22332.66                    21159.98
  1999/12/31      20026.14                    23648.05                    20622.65
  2000/01/31      21039.00                    22459.97                    21962.65
IMATRL PRASUN   SHR__CHT 20000131 20000216 150736 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $21,039 - a 110.39% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $21,963 - a 119.63% increase.

ADVISOR HEALTH CARE FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL C  7.52%          5.49%        113.15%

FIDELITY ADV HEALTH CARE - CL    6.52%          4.49%        113.15%
C (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          5.59%          10.35%       124.60%

GS Health Care                   6.46%          2.57%        119.63%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,           PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE - CL C      5.49%        24.84%

FIDELITY ADV HEALTH CARE - CL        4.49%        24.84%
C (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                              10.35%       26.77%

GS Health Care                       2.57%        25.94%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Health Care -CL C        S&P 500                     GS Health Care
             00285                       SP001                       GS005
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10660.00                    10516.69                    10812.87
  1996/10/31      10420.00                    10806.74                    10714.59
  1996/11/30      10950.00                    11623.62                    11456.00
  1996/12/31      11010.00                    11393.36                    11211.23
  1997/01/31      11680.00                    12105.21                    12140.37
  1997/02/28      11810.00                    12200.12                    12322.91
  1997/03/31      11170.00                    11698.81                    11479.40
  1997/04/30      11720.00                    12397.23                    12192.08
  1997/05/31      12600.00                    13151.98                    13124.59
  1997/06/30      13530.00                    13741.19                    14149.23
  1997/07/31      14010.00                    14834.57                    14590.78
  1997/08/31      13140.00                    14003.54                    13768.10
  1997/09/30      13967.29                    14770.51                    14522.88
  1997/10/31      13824.46                    14277.18                    14348.05
  1997/11/30      14079.34                    14938.07                    14887.11
  1997/12/31      14304.85                    15194.56                    15322.92
  1998/01/31      15134.42                    15362.61                    16033.22
  1998/02/28      15932.09                    16470.56                    17070.43
  1998/03/31      16538.32                    17314.02                    17844.91
  1998/04/30      16708.48                    17488.19                    18314.30
  1998/05/31      16548.95                    17187.57                    18020.01
  1998/06/30      17431.70                    17885.73                    19053.99
  1998/07/31      17538.06                    17695.25                    19066.04
  1998/08/31      15410.94                    15136.87                    16554.54
  1998/09/30      17151.32                    16106.54                    18419.75
  1998/10/31      17642.29                    17416.64                    19244.11
  1998/11/30      18536.95                    18472.27                    20271.43
  1998/12/31      19802.57                    19536.64                    21491.50
  1999/01/31      20206.26                    20353.66                    21413.35
  1999/02/28      19988.05                    19721.07                    21147.66
  1999/03/31      20348.09                    20510.11                    21793.82
  1999/04/30      19595.27                    21304.46                    20778.64
  1999/05/31      19387.97                    20801.47                    20429.00
  1999/06/30      20326.27                    21955.95                    21294.51
  1999/07/31      19824.39                    21270.48                    20629.59
  1999/08/31      20369.91                    21165.19                    21030.23
  1999/09/30      18546.29                    20585.06                    19154.33
  1999/10/31      19824.96                    21887.68                    20553.14
  1999/11/30      20347.54                    22332.66                    21159.98
  1999/12/31      20013.98                    23648.05                    20622.65
  2000/01/31      21314.89                    22459.97                    21962.65
IMATRL PRASUN   SHR__CHT 20000131 20000216 150736 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $21,315 - a 113.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $21,963 - a 119.63% increase.

ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Ramin Arani)

An interview with
Ramin Arani, Portfolio Manager of Fidelity
Advisor Health Care Fund

Q. HOW DID THE FUND PERFORM, RAMIN?

A. For the six months that ended January 31, 2000, the fund's
Class A, Class T, Class B and Class C shares returned 7.87%, 7.76%, 7.52% and 7.52%, respectively. By comparison, the Goldman Sachs Health Care Index - an index of 96 stocks designed to measure the performance of companies in the health care sector - returned 6.46%. The Standard & Poor's 500 Index returned 5.59% during the same period. For the 12 months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 6.27%, 6.03%, 5.49% and 5.49%, respectively. During the same period, the Goldman Sachs index returned 2.57% and the S&P 500 returned 10.35%.

Q. WHY DID THE FUND OUTPACE THE S&P 500 AND THE GOLDMAN SACHS INDEX DURING THE SIX-MONTH PERIOD?

A. Most of the fund's outperformance relative to the S&P 500 came very late in the period. In fact, the average return of health care stocks in the month of January was 700 to 800 basis points higher than the return of the S&P 500 for that month. The fund was heavily weighted in biotechnology names, which generated stellar returns during the period. Investors became enamored with their upside earnings surprises and the strong data coming out of their clinical trials. And although pharmaceutical stocks bottomed out in December, they bounced back a bit in January. The fund outpaced the Goldman Sachs index because I maintained an overweighted position in biotech stocks relative to that benchmark throughout the period.

Q. YOU MENTIONED THE STRONG PERFORMANCE OF BIOTECHNOLOGY STOCKS.
SPECIFICALLY, WHY DID THEY DO SO WELL?

A. Throughout 1999, biotech companies reported very good data from their clinical trials for new products and, by and large, these stocks trade relative to the quality of their clinical data. Promising new products caused their earnings growth rates to accelerate - and many times, to exceed analysts' expectations. In turn, investors flocked to biotech stocks in droves, especially as the pharmaceutical sector struggled.

Q. WHY DID PHARMACEUTICAL STOCKS UNDERPERFORM?

A. The earnings growth rate for the pharmaceutical industry had been incredibly robust over the past couple of years, mostly due to U.S. Food and Drug Administration reform that resulted in a significant amount of new product approvals. Over the past year, however, investors began to realize that this pace of product approvals was unsustainable and that the earnings growth rate for pharmaceutical companies was likely peaking in 1999. At that point, drug stocks started losing their luster. On top of that, the stocks suffered from political concerns, including fears about the passage of a universal Medicare drug benefit and the possibility that it could lead to price controls.

Q. WHICH INDIVIDUAL STOCKS HELPED PERFORMANCE? WHY?

A. The fund had a large position in Warner-Lambert, which helped performance because the company was the target of a takeover battle between American Home Products and Pfizer. Pfizer ultimately signed a contract to acquire Warner-Lambert, but the ensuing battle drove the stock price to record highs. The biggest winner on the biotech side was Amgen. The company reported strong sales growth in its core products, while also reporting good data from its clinical trials and the promise to launch several new drugs over the next few years. Stocks such as Affymetrix, a developer of genetic technology, and Millennium Pharmaceuticals also boosted performance as those companies generated strong earnings growth during the period.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

A. Some of the fund's large pharmaceutical holdings, such as Eli Lilly and Schering-Plough, hurt returns. These stocks were dragged down by the aforementioned issues that pressured the pharmaceutical group as a whole, but company-specific concerns also played a part in their underperformance. In addition, the fund held a few large positions in health care service stocks, such as United HealthCare and Cardinal Health, that fell under extreme pressures due to concerns about the sustainability of their earnings growth rate.

Q. WHAT'S YOUR OUTLOOK?

A. Health care stocks are driven by relative earnings growth. Given that the outlook for earnings growth in health care stocks is pretty stable, the growth rate of the S&P 500 must decelerate for health care issues to really outperform. I don't think I can predict the future of the S&P 500's growth rate, but at some point I believe that a 20% growth rate for that index is unsustainable. Therefore, I believe health care stocks could generate strong returns when growth of the broader market slows.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$813 million

MANAGER: Ramin Arani, since August 1999;
joined Fidelity in 1992
(checkmark)

ADVISOR HEALTH CARE FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S NET ASSETS

Warner-Lambert Co.             10.7

Bristol-Myers Squibb Co.       8.2

Eli Lilly & Co.                6.2

Merck & Co., Inc.              6.0

Johnson & Johnson              4.9

American Home Products Corp.   4.8

Amgen, Inc.                    4.8

Medtronic, Inc.                4.7

Schering-Plough Corp.          4.7

Pfizer, Inc.                   2.6

                               57.6

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Drugs & Pharmaceuticals         62.8%

                        Medical Equipment & Supplies    19.7%

                        Medical Facilities Management   4.6%

                        Computer Services & Software    1.5%

                        Insurance                       1.2%

                        All Others *                    10.2%


Row: 1, Col: 1, Value: 62.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 19.7
Row: 1, Col: 4, Value: 4.6
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 1.2
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.2
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR HEALTH CARE FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 91.6%

                                 SHARES                         VALUE (NOTE 1)

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           200                           $ 5,800

COMPUTER SERVICES & SOFTWARE
- 1.5%

Affymetrix, Inc. (a)              19,700                         4,560,550

Healtheon/Web Maryland Corp.      42,700                         2,775,500

IMS Health, Inc.                  196,700                        4,413,456

                                                                 11,749,506

DRUG STORES - 0.3%

CVS Corp.                         73,000                         2,550,438

DRUGS & PHARMACEUTICALS - 62.8%

Allergan, Inc.                    149,200                        8,504,400

ALZA Corp. Class A. (a)           49,400                         1,762,963

American Home Products Corp.      834,300                        39,264,244

Amgen, Inc. (a)                   610,600                        38,887,588

Andrx Corp. (a)                   32,600                         2,290,150

Bausch & Lomb, Inc.               77,400                         4,798,800

Biochem Pharma, Inc. (a)          2,400                          68,080

Biogen, Inc. (a)                  144,700                        12,480,375

Biovail Corp. International       47,800                         2,381,153
(a)

Bristol-Myers Squibb Co.          1,013,100                      66,864,600

Cephalon, Inc. (a)                110,319                        3,916,325

Chiron Corp. (a)                  163,400                        7,250,875

Eli Lilly & Co.                   748,700                        50,069,313

Enzon, Inc. (a)                   30,500                         1,542,156

Forest Laboratories, Inc. (a)     111,400                        7,519,500

Genentech, Inc.                   2,800                          393,400

Genzyme Corp. - General           54,700                         2,844,400
Division

Gilead Sciences, Inc. (a)         41,300                         1,933,356

Human Genome Sciences, Inc.       34,200                         3,351,600
(a)

IDEC Pharmaceuticals Corp. (a)    57,438                         7,247,958

Immunex Corp. (a)                 149,700                        19,573,275

Medicis Pharmaceutical Corp.      35,100                         1,465,425
Class A (a)

Medimmune, Inc. (a)               49,700                         7,256,200

Merck & Co., Inc.                 620,600                        48,911,038

Millennium Pharmaceuticals,       32,900                         6,166,694
Inc. (a)

Pfizer, Inc.                      575,000                        20,915,625

Pharmacia & Upjohn, Inc.          181,600                        8,535,200

QLT PhotoTherapeutics, Inc.       12,800                         867,887
(a)

Schering-Plough Corp.             860,400                        37,857,600

Sepracor, Inc. (a)                48,400                         6,776,000

Warner-Lambert Co.                915,500                        86,915,276

Watson Pharmaceuticals, Inc.      52,300                         2,108,344
(a)

                                                                 510,719,800

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   300                            4,200



                                 SHARES                         VALUE (NOTE 1)

ELECTRONIC INSTRUMENTS - 1.2%

Beckman Coulter, Inc.             15,300                        $ 800,381

PE Corp. - Biosystems Group       39,200                         5,870,200

Sequenom, Inc.                    500                            13,000

Waters Corp. (a)                  40,700                         3,006,713

                                                                 9,690,294

ELECTRONICS - 0.0%

Quantum Effect Devices, Inc.      200                            3,200

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Mettler-Toledo International,     29,000                         924,375
Inc. (a)

INSURANCE - 1.2%

CIGNA Corp.                       136,700                        9,808,225

MEDICAL EQUIPMENT & SUPPLIES
- 19.7%

Abbott Laboratories               606,000                        19,770,750

Allscripts, Inc.                  500                            23,813

AmeriSource Health Corp.          34,400                         623,500
Class A (a)

Baxter International, Inc.        260,600                        16,645,825

Becton, Dickinson & Co.           186,000                        4,870,875

Biomet, Inc.                      153,400                        6,107,238

C. R. Bard, Inc.                  100                            4,475

Cardinal Health, Inc.             238,206                        11,389,224

Guidant Corp. (a)                 292,500                        15,392,813

Johnson & Johnson                 459,421                        39,538,920

Mallinckrodt, Inc.                700                            20,169

Medtronic, Inc.                   840,128                        38,435,856

Patterson Dental Co. (a)          20,400                         888,675

Resmed, Inc. (a)                  18,400                         790,050

Stryker Corp.                     36,000                         2,268,000

Sybron International, Inc. (a)    126,500                        2,917,406

VISX, Inc. (a)                    23,400                         663,975

                                                                 160,351,564

MEDICAL FACILITIES MANAGEMENT
- 4.6%

Columbia/HCA Healthcare Corp.     468,800                        12,804,100

Express Scripts, Inc. Class A     105,400                        5,447,863
(a)

Lincare Holdings, Inc. (a)        76,100                         2,696,794

Oxford Health Plans, Inc. (a)     74,700                         1,059,806

Trigon Healthcare, Inc. (a)       60,800                         1,850,600

United HealthCare Corp.           161,500                        8,559,500

Wellpoint Health Networks,        70,900                         4,821,200
Inc. (a)

                                                                 37,239,863

SERVICES - 0.2%

Caremark Rx, Inc. (a)             383,200                        1,628,600

TOTAL COMMON STOCKS                                744,675,865
(Cost $629,383,675)

CASH EQUIVALENTS - 9.8%

                                 SHARES                         VALUE (NOTE 1)

Central Cash Collateral Fund,     4,241,550                     $ 4,241,550
5.56% (b)

Taxable Central Cash Fund,        69,499,972                     69,499,972
5.45% (b)

                                 MATURITY AMOUNT

Investments in repurchase        $ 5,963,947                     5,963,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.72%,
dated 1/31/00 due 2/1/00

TOTAL CASH EQUIVALENTS                             79,704,522
(Cost $79,704,522)


TOTAL INVESTMENT PORTFOLIO -       824,380,387
101.4%
(Cost $709,088,197)

NET OTHER ASSETS - (1.4)%          (11,363,006)

NET ASSETS - 100%                 $ 813,017,381

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $711,828,413. Net unrealized appreciation aggregated $112,551,974, of which $143,142,802 related to appreciated investment securities and $30,590,828 related to depreciated investment securities.

ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 824,380,387
value (including repurchase
agreements of $5,963,000)
(cost $709,088,197) -  See
accompanying schedule

Cash                                          931

Receivable for investments                    9,319,915
sold

Receivable for fund shares                    4,826,002
sold

Dividends receivable                          386,731

Interest receivable                           293,830

Redemption fees receivable                    99

Other receivables                             890

 TOTAL ASSETS                                 839,208,785

LIABILITIES

Payable for investments        $ 18,794,164
purchased

Payable for fund shares         2,128,653
redeemed

Accrued management fee          368,786

Distribution fees payable       458,171

Other payables and accrued      200,080
expenses

Collateral on securities        4,241,550
loaned, at value

 TOTAL LIABILITIES                            26,191,404

NET ASSETS                                   $ 813,017,381

Net Assets consist of:

Paid in capital                              $ 704,865,430

Accumulated net investment                    (1,699,686)
loss

Accumulated undistributed net                 (5,439,964)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   115,291,601
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 813,017,381

CALCULATION OF MAXIMUM                        $19.56
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($82,137,252 (divided
by)   4,198,884 shares)

 Maximum offering price per                   $20.75
share    (100/94.25 of
$19.56)

 CLASS T:  NET ASSET VALUE                    $19.45
and redemption    price per
share ($277,066,190 (divided
by)    14,243,273 shares)

 Maximum offering price per                   $20.16
share    (100/96.50 of
$19.45)

 CLASS B:  NET ASSET VALUE                    $19.18
and offering price    per
share ($282,825,384 (divided
by)    14,747,872 shares) A

 CLASS C:  NET ASSET VALUE                    $19.17
and offering price    per
share ($139,697,803 (divided
by)    7,286,757 shares) A

 INSTITUTIONAL CLASS:  NET                    $19.64
ASSET VALUE, offering price
  and redemption price per
share    ($31,290,752
(divided by)    1,593,294
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                SIX MONTHS ENDED JANUARY 31,
                                2000 (UNAUDITED)

INVESTMENT INCOME                              $ 2,820,649
Dividends

Interest                                        1,410,302

Security lending                                9,502

 TOTAL INCOME                                   4,240,453

EXPENSES

Management fee                   $ 2,092,326

Transfer agent fees               1,007,464

Distribution fees                 2,558,609

Accounting and security           136,817
lending fees

Non-interested trustees'          996
compensation

Custodian fees and expenses       8,580

Registration fees                 108,207

Audit                             14,461

Legal                             4,193

Miscellaneous                     3,971

 Total expenses before            5,935,624
reductions

 Expense reductions               (51,471)      5,884,153

NET INVESTMENT INCOME (LOSS)                    (1,643,700)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (4,567,037)

 Foreign currency transactions    13,431        (4,553,606)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            61,288,802

 Assets and liabilities in        (690)         61,288,112
foreign currencies

NET GAIN (LOSS)                                 56,734,506

NET INCREASE (DECREASE) IN                     $ 55,090,806
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (1,643,700)                 $ (1,677,006)
income (loss)

 Net realized gain (loss)       (4,553,606)                   16,392,585

 Change in net unrealized       61,288,112                    24,414,060
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     55,090,806                    39,129,639
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (55,986)                      -
In excess of net investment
income

 From net realized gain         (13,943,096)                  (5,527,534)

 TOTAL DISTRIBUTIONS            (13,999,082)                  (5,527,534)

Share transactions - net        88,806,967                    416,927,170
increase (decrease)

Redemption fees                 181,704                       201,576

  TOTAL INCREASE (DECREASE)     130,080,395                   450,730,851
IN NET ASSETS

NET ASSETS

 Beginning of period            682,936,986                   232,206,135

 End of period (including      $ 813,017,381                 $ 682,936,986
accumulated net investment
loss of $1,699,686 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 18.52                       $ 16.70               $ 14.10   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00                           .00                   (.03)     (.02)

Net realized and unrealized       1.45                          2.20                  3.50      4.12
gain (loss)

Total from investment             1.45                          2.20                  3.47      4.10
operations

Less Distributions

From net realized gain            (.41)                         (.39)                 (.88)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 19.56                       $ 18.52               $ 16.70   $ 14.10

TOTAL RETURN B, C                 7.87%                         13.80%                26.47%    41.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 82,137                      $ 66,142              $ 20,902  $ 5,488
(000 omitted)

Ratio of expenses to average      1.20% A                       1.23%                 1.38%     1.75% A, F
net assets

Ratio of expenses to average      1.19% A, G                    1.21% G               1.36% G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           (.02)% A                      .01%                  (.18)%    (.18)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E

Net asset value, beginning of    $ 18.40                       $ 16.61               $ 14.05    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                         (.04)                 (.05)      (.04)

Net realized and unrealized       1.44                          2.19                  3.47       4.09
gain (loss)

Total from investment             1.42                          2.15                  3.42       4.05
operations

Less Distributions

From net realized gain            (.37)                         (.37)                 (.87)      -

Redemption fees added to paid     .00                           .01                   .01        -
in capital

Net asset value, end of period   $ 19.45                       $ 18.40               $ 16.61    $ 14.05

TOTAL RETURN B, C                 7.76%                         13.54%                26.17%     40.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 277,066                     $ 248,442             $ 124,652  $ 50,868
(000 omitted)

Ratio of expenses to average      1.42% A                       1.46%                 1.54%      1.97% A
net assets

Ratio of expenses to average      1.41%  A, F                   1.43% F               1.52% F    1.96% A, F
net assets after expense
reductions

Ratio of net investment           (.24)% A                      (.21)%                (.31)%     (.39)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%        67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO  JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 18.16                       $ 16.47               $ 14.01   $ 11.88
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                         (.13)                 (.14)     (.05)

Net realized and unrealized       1.43                          2.17                  3.45      2.18
gain (loss)

Total from investment             1.36                          2.04                  3.31      2.13
operations

Less Distributions

From net realized gain            (.34)                         (.36)                 (.86)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 19.18                       $ 18.16               $ 16.47   $ 14.01

TOTAL RETURN B, C                 7.52%                         12.96%                25.40%    17.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 282,825                     $ 225,441             $ 57,074  $ 6,159
(000 omitted)

Ratio of expenses to average      1.94% A                       1.98%                 2.13%     2.50% A, F
net assets

Ratio of expenses to average      1.93%  A, G                   1.96% G               2.12% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           (.76)% A                      (.73)%                (.95)%    (.99)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 18.17                       $ 16.49               $ 13.85
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                         (.12)                 (.12)

Net realized and unrealized       1.42                          2.17                  3.39
gain (loss)

Total from investment             1.36                          2.05                  3.27
operations

Less Distributions

From net realized gain            (.36)                         (.38)                 (.63)

Redemption fees added to paid     .00                           .01                   -
in capital

Net asset value, end of period   $ 19.17                       $ 18.17               $ 16.49

TOTAL RETURN B, C                 7.52%                         13.04%                24.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 139,698                     $ 109,372             $ 19,154
(000 omitted)

Ratio of expenses to average      1.90% A                       1.95%                 2.18% A
net assets

Ratio of expenses to average      1.89% A, F                    1.92% F               2.17% A, F
net assets after expense
reductions

Ratio of net investment           (.72)% A                      (.70)%                (1.06)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO  JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 18.59                       $ 16.73               $ 14.12   $ 10.00
period

Income from Investment
Operations

Net investment income D           .02                           .05                   .03       .01

Net realized and unrealized       1.47                          2.21                  3.47      4.11
gain (loss)

Total from investment             1.49                          2.26                  3.50      4.12
operations

Less Distributions

In excess of net investment       (.03)                         -                     -         -
income

From net realized gain            (.41)                         (.41)                 (.90)     -

Total distributions               (.44)                         (.41)                 (.90)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 19.64                       $ 18.59               $ 16.73   $ 14.12

TOTAL RETURN B, C                 8.07%                         14.17%                26.70%    41.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,291                      $ 33,540              $ 10,424  $ 6,875
(000 omitted)

Ratio of expenses to average      .94% A                        .97%                  1.07%     1.50% A, F
net assets

Ratio of expenses to average      .93% A, G                     .95% G                1.04% G   1.49% A, G
net assets after expense
reductions

Ratio of net investment           .24% A                        .28%                  .17%      .08% A
income to average net assets

Portfolio turnover                55% A                         98%                   85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO  JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $242,690,912 and $186,794,750, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 88,302     $ 114

CLASS T    629,939      767

CLASS B    1,237,757    929,250

CLASS C    602,611      476,396

          $ 2,558,609  $ 1,406,527

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO FDC  RETAINED BY FDC

CLASS A    $ 219,063    $ 125,045

CLASS T     253,893      106,262

CLASS B     419,586      419,586*

CLASS C     73,882       73,882*

           $ 966,424    $ 724,775

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
 COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 105,582    .30 *

CLASS T                 340,167     .27 *

CLASS B                 361,170     .29 *

CLASS C                 153,089     .25 *

INSTITUTIONAL CLASS     47,456      .29 *

                       $ 1,007,464

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,763 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,307,017. The fund received cash collateral of $4,241,550 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $51,039 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $432 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED
                             2000                          JULY 31,
                                                           1999

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 55,986                      $ -

FROM NET REALIZED GAIN

Class A                      $ 1,513,615                   $ 506,267

Class T                       5,017,608                     2,852,284

Class B                       4,390,777                     1,389,695

Class C                       2,255,381                     512,786

Institutional Class           765,715                       266,502

Total                        $ 13,943,096                  $ 5,527,534

                             $ 13,999,082                  $ 5,527,534

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED  JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                  2000



CLASS A Shares sold                                            2,923,295            $ 27,415,812
                                 1,484,764

Reinvestment of distributions    71,806                        30,315                1,377,280

Shares redeemed                  (929,987)                     (633,263)             (17,101,921)

Net increase (decrease)          626,583                       2,320,347            $ 11,691,171

CLASS T Shares sold              4,338,922                     9,152,907            $ 79,651,020

Reinvestment of distributions    246,623                       182,634               4,708,021

Shares redeemed                  (3,846,204)                   (3,336,370)           (69,522,562)

Net increase (decrease)          739,341                       5,999,171            $ 14,836,479

CLASS B Shares sold              4,334,762                     10,129,553           $ 78,586,019

Reinvestment of distributions    198,005                       81,573                3,734,386

Shares redeemed                  (2,199,143)                   (1,262,369)           (39,387,081)

Net increase (decrease)          2,333,624                     8,948,757            $ 42,933,324

CLASS C Shares sold              2,438,432                     5,638,208            $ 44,143,328

Reinvestment of distributions    83,902                        26,607                1,581,557

Shares redeemed                  (1,253,796)                   (807,853)             (22,515,319)

Net increase (decrease)          1,268,538                     4,856,962            $ 23,209,566

INSTITUTIONAL CLASS Shares       605,402                       1,586,418            $ 11,145,305
sold

Reinvestment of distributions    30,625                        16,379                588,917

Shares redeemed                  (846,771)                     (421,646)             (15,597,795)

Net increase (decrease)          (210,744)                     1,181,151            $ (3,863,573)





                                YEAR ENDED  JULY 31,

                                1999



CLASS A Shares sold             $ 52,957,834


Reinvestment of distributions    451,389

Shares redeemed                  (11,335,392)

Net increase (decrease)         $ 42,073,831

CLASS T Shares sold             $ 163,138,613

Reinvestment of distributions    2,706,621

Shares redeemed                  (58,873,247)

Net increase (decrease)         $ 106,971,987

CLASS B Shares sold             $ 180,199,139

Reinvestment of distributions    1,199,114

Shares redeemed                  (22,344,687)

Net increase (decrease)         $ 159,053,566

CLASS C Shares sold             $ 101,276,858

Reinvestment of distributions    391,120

Shares redeemed                  (14,456,971)

Net increase (decrease)         $ 87,211,007

INSTITUTIONAL CLASS Shares      $ 28,856,815
sold

Reinvestment of distributions    244,208

Shares redeemed                  (7,484,244)

Net increase (decrease)         $ 21,616,779


ADVISOR NATURAL RESOURCES FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996

FIDELITY ADV NATURAL - CL A  -2.05%         38.72%       84.22%        219.28%

FIDELITY ADV NATURAL - CL A  -7.68%         30.75%       73.63%        200.92%
(INCL. 5.75% SALES CHARGE)

S&P 500                      5.59%          10.35%       225.05%       442.52%

GS Natural Resources         -3.94%         31.01%       n/a           n/a


CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996

FIDELITY ADV NATURAL - CL A  38.72%       13.00%        12.31%

FIDELITY ADV NATURAL - CL A  30.75%       11.67%        11.65%
(INCL. 5.75% SALES CHARGE)

S&P 500                      10.35%       26.59%        18.42%

GS Natural Resources         31.01%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER 10 YEARS
             FA Natural Resources-CL A   S&P 500
             00247                       SP001
  1990/01/31       9425.00                    10000.00
  1990/02/28       9866.07                    10129.00
  1990/03/31      10051.79                    10397.42
  1990/04/30       9525.60                    10137.48
  1990/05/31      10492.86                    11125.89
  1990/06/30      10361.31                    11050.23
  1990/07/31      10872.02                    11014.87
  1990/08/31      10585.71                    10019.13
  1990/09/30      10252.98                     9531.20
  1990/10/31       9517.86                     9490.21
  1990/11/30       9672.62                    10103.28
  1990/12/31       9528.18                    10385.16
  1991/01/31       9842.56                    10837.95
  1991/02/28      11261.31                    11612.87
  1991/03/31      10995.29                    11893.90
  1991/04/30      11051.72                    11922.44
  1991/05/31      11583.75                    12437.49
  1991/06/30      10914.68                    11867.86
  1991/07/31      11277.43                    12420.90
  1991/08/31      11567.63                    12715.27
  1991/09/30      11116.21                    12502.93
  1991/10/31      11374.16                    12670.47
  1991/11/30      10455.20                    12159.85
  1991/12/31      10906.79                    13550.93
  1992/01/31      11584.12                    13298.89
  1992/02/29      11844.64                    13471.77
  1992/03/31      11549.39                    13209.07
  1992/04/30      11974.89                    13597.42
  1992/05/31      12296.19                    13664.05
  1992/06/30      11896.74                    13460.45
  1992/07/31      12374.34                    14010.98
  1992/08/31      12191.99                    13723.76
  1992/09/30      12313.56                    13885.70
  1992/10/31      12053.05                    13934.30
  1992/11/30      12209.35                    14409.46
  1992/12/31      12361.19                    14586.70
  1993/01/31      12757.44                    14709.22
  1993/02/28      13115.04                    14909.27
  1993/03/31      13984.87                    15223.86
  1993/04/30      14738.71                    14855.44
  1993/05/31      15463.57                    15253.56
  1993/06/30      15676.19                    15297.80
  1993/07/31      15463.57                    15236.61
  1993/08/31      16352.72                    15814.08
  1993/09/30      16265.74                    15692.31
  1993/10/31      17000.26                    16017.14
  1993/11/30      16362.39                    15864.97
  1993/12/31      17050.90                    16056.94
  1994/01/31      18087.64                    16602.88
  1994/02/28      17523.97                    16152.94
  1994/03/31      16446.97                    15448.67
  1994/04/30      16718.73                    15646.41
  1994/05/31      16940.18                    15903.02
  1994/06/30      16638.21                    15513.39
  1994/07/31      17201.88                    16022.23
  1994/08/31      18037.31                    16679.14
  1994/09/30      17946.72                    16270.50
  1994/10/31      17674.95                    16636.59
  1994/11/30      16517.43                    16030.68
  1994/12/31      16662.26                    16268.42
  1995/01/31      16334.94                    16690.26
  1995/02/28      16815.68                    17340.68
  1995/03/31      17756.71                    17852.40
  1995/04/30      18482.93                    18378.16
  1995/05/31      18738.64                    19112.73
  1995/06/30      19270.53                    19556.72
  1995/07/31      20078.58                    20205.22
  1995/08/31      20385.44                    20255.94
  1995/09/30      20559.32                    21110.74
  1995/10/31      19689.90                    21035.37
  1995/11/30      20692.29                    21958.82
  1995/12/31      21440.07                    22381.75
  1996/01/31      22254.92                    23143.63
  1996/02/29      22805.21                    23358.17
  1996/03/31      23503.65                    23583.11
  1996/04/30      24868.79                    23930.72
  1996/05/31      25334.42                    24547.89
  1996/06/30      25175.68                    24641.42
  1996/07/31      23810.54                    23552.76
  1996/08/31      24879.37                    24049.49
  1996/09/30      25937.62                    25403.00
  1996/10/31      26572.57                    26103.61
  1996/11/30      27905.96                    28076.78
  1996/12/31      27951.74                    27520.58
  1997/01/31      28404.58                    29240.07
  1997/02/28      26525.28                    29469.31
  1997/03/31      25834.70                    28258.42
  1997/04/30      25710.16                    29945.44
  1997/05/31      28053.63                    31768.52
  1997/06/30      27963.06                    33191.75
  1997/07/31      29615.94                    35832.82
  1997/08/31      29785.75                    33825.47
  1997/09/30      31924.68                    35678.09
  1997/10/31      29958.53                    34486.44
  1997/11/30      27463.04                    36082.82
  1997/12/31      27718.85                    36702.36
  1998/01/31      26957.78                    37108.29
  1998/02/28      27919.13                    39784.53
  1998/03/31      29134.17                    41821.90
  1998/04/30      30242.39                    42242.63
  1998/05/31      28693.55                    41516.48
  1998/06/30      27505.22                    43202.88
  1998/07/31      25288.78                    42742.77
  1998/08/31      20308.46                    36563.02
  1998/09/30      24347.50                    38905.24
  1998/10/31      24473.30                    42069.80
  1998/11/30      23522.88                    44619.65
  1998/12/31      23229.36                    47190.63
  1999/01/31      21691.92                    49164.14
  1999/02/28      21062.97                    47636.12
  1999/03/31      25409.74                    49542.04
  1999/04/30      29798.44                    51460.81
  1999/05/31      28722.23                    50245.82
  1999/06/30      30329.55                    53034.46
  1999/07/31      30720.90                    51378.72
  1999/08/31      31922.90                    51124.40
  1999/09/30      30651.02                    49723.08
  1999/10/31      29449.02                    52869.56
  1999/11/30      29658.67                    53944.39
  1999/12/31      31270.48                    57121.72
  2000/01/31      30092.05                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000216 151146 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class A on January 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $30,092 - a 200.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,252 - a 442.52% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

ADVISOR NATURAL RESOURCES FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996

FIDELITY ADV NATURAL - CL T  -2.16%         38.50%       83.92%        218.76%

FIDELITY ADV NATURAL - CL T  -5.59%         33.65%       77.48%        207.60%
(INCL. 3.50% SALES CHARGE)

S&P 500                      5.59%          10.35%       225.05%       442.52%

GS Natural Resources         -3.94%         31.01%       n/a           n/a


CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996

FIDELITY ADV NATURAL - CL T  38.50%       12.96%        12.29%

FIDELITY ADV NATURAL - CL T  33.65%       12.16%        11.89%
(INCL. 3.50% SALES CHARGE)

S&P 500                      10.35%       26.59%        18.42%

GS Natural Resources         31.01%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER 10 YEARS
             FA Natural Resources-CL T   S&P 500
             00166                       SP001
  1990/01/31       9650.00                    10000.00
  1990/02/28      10101.60                    10129.00
  1990/03/31      10291.75                    10397.42
  1990/04/30       9753.00                    10137.48
  1990/05/31      10743.35                    11125.89
  1990/06/30      10608.66                    11050.23
  1990/07/31      11131.57                    11014.87
  1990/08/31      10838.42                    10019.13
  1990/09/30      10497.74                     9531.20
  1990/10/31       9745.07                     9490.21
  1990/11/30       9903.53                    10103.28
  1990/12/31       9755.64                    10385.16
  1991/01/31      10077.53                    10837.95
  1991/02/28      11530.15                    11612.87
  1991/03/31      11257.78                    11893.90
  1991/04/30      11315.55                    11922.44
  1991/05/31      11860.29                    12437.49
  1991/06/30      11175.24                    11867.86
  1991/07/31      11546.65                    12420.90
  1991/08/31      11843.78                    12715.27
  1991/09/30      11381.58                    12502.93
  1991/10/31      11645.69                    12670.47
  1991/11/30      10704.80                    12159.85
  1991/12/31      11167.16                    13550.93
  1992/01/31      11860.67                    13298.89
  1992/02/29      12127.40                    13471.77
  1992/03/31      11825.10                    13209.07
  1992/04/30      12260.76                    13597.42
  1992/05/31      12589.73                    13664.05
  1992/06/30      12180.74                    13460.45
  1992/07/31      12669.75                    14010.98
  1992/08/31      12483.04                    13723.76
  1992/09/30      12607.52                    13885.70
  1992/10/31      12340.78                    13934.30
  1992/11/30      12500.82                    14409.46
  1992/12/31      12656.29                    14586.70
  1993/01/31      13062.00                    14709.22
  1993/02/28      13428.13                    14909.27
  1993/03/31      14318.72                    15223.86
  1993/04/30      15090.57                    14855.44
  1993/05/31      15832.73                    15253.56
  1993/06/30      16050.43                    15297.80
  1993/07/31      15832.73                    15236.61
  1993/08/31      16743.11                    15814.08
  1993/09/30      16654.05                    15692.31
  1993/10/31      17406.10                    16017.14
  1993/11/30      16753.00                    15864.97
  1993/12/31      17457.95                    16056.94
  1994/01/31      18519.44                    16602.88
  1994/02/28      17942.32                    16152.94
  1994/03/31      16839.60                    15448.67
  1994/04/30      17117.86                    15646.41
  1994/05/31      17344.58                    15903.02
  1994/06/30      17035.41                    15513.39
  1994/07/31      17612.53                    16022.23
  1994/08/31      18467.91                    16679.14
  1994/09/30      18375.16                    16270.50
  1994/10/31      18096.90                    16636.59
  1994/11/30      16911.74                    16030.68
  1994/12/31      17060.03                    16268.42
  1995/01/31      16724.90                    16690.26
  1995/02/28      17217.12                    17340.68
  1995/03/31      18180.61                    17852.40
  1995/04/30      18924.17                    18378.16
  1995/05/31      19185.99                    19112.73
  1995/06/30      19730.57                    19556.72
  1995/07/31      20557.91                    20205.22
  1995/08/31      20872.09                    20255.94
  1995/09/30      21050.13                    21110.74
  1995/10/31      20159.95                    21035.37
  1995/11/30      21186.27                    21958.82
  1995/12/31      21951.90                    22381.75
  1996/01/31      22786.21                    23143.63
  1996/02/29      23349.63                    23358.17
  1996/03/31      24064.75                    23583.11
  1996/04/30      25462.47                    23930.72
  1996/05/31      25939.22                    24547.89
  1996/06/30      25776.69                    24641.42
  1996/07/31      24378.96                    23552.76
  1996/08/31      25473.31                    24049.49
  1996/09/30      26567.65                    25403.00
  1996/10/31      27217.76                    26103.61
  1996/11/30      28593.82                    28076.78
  1996/12/31      28651.14                    27520.58
  1997/01/31      29112.51                    29240.07
  1997/02/28      27197.82                    29469.31
  1997/03/31      26482.70                    28258.42
  1997/04/30      26378.89                    29945.44
  1997/05/31      28778.02                    31768.52
  1997/06/30      28685.74                    33191.75
  1997/07/31      30381.28                    35832.82
  1997/08/31      30565.83                    33825.47
  1997/09/30      32755.30                    35678.09
  1997/10/31      30742.55                    34486.44
  1997/11/30      28165.71                    36082.82
  1997/12/31      28425.82                    36702.36
  1998/01/31      27639.23                    37108.29
  1998/02/28      28629.25                    39784.53
  1998/03/31      29876.95                    41821.90
  1998/04/30      31002.59                    42242.63
  1998/05/31      29415.85                    41516.48
  1998/06/30      28195.27                    43202.88
  1998/07/31      25916.87                    42742.77
  1998/08/31      20817.58                    36563.02
  1998/09/30      24942.15                    38905.24
  1998/10/31      25069.55                    42069.80
  1998/11/30      24092.81                    44619.65
  1998/12/31      23795.54                    47190.63
  1999/01/31      22210.12                    49164.14
  1999/02/28      21558.96                    47636.12
  1999/03/31      26003.81                    49542.04
  1999/04/30      30491.14                    51460.81
  1999/05/31      29387.00                    50245.82
  1999/06/30      31029.05                    53034.46
  1999/07/31      31439.56                    51378.72
  1999/08/31      32656.94                    51124.40
  1999/09/30      31354.63                    49723.08
  1999/10/31      30108.94                    52869.56
  1999/11/30      30321.27                    53944.39
  1999/12/31      31978.05                    57121.72
  2000/01/31      30760.11                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000216 153322 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class T on January 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $30,760 - a 207.60% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,252 - a 442.52% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

ADVISOR NATURAL RESOURCES FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996 2000

FIDELITY ADV NATURAL - CL B  -2.39%         37.78%       79.04%        210.30%

FIDELITY ADV NATURAL - CL B  -7.27%         32.78%       77.04%        210.30%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                      5.59%          10.35%       225.05%       442.52%

GS Natural Resources         -3.94%         31.01%       n/a           n/a


CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996 2000

FIDELITY ADV NATURAL - CL B       37.78%       12.35%        11.99%

FIDELITY ADV NATURAL - CL B       32.78%       12.10%        11.99%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           10.35%       26.59%        18.42%

GS Natural Resources              31.01%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER 10 YEARS
             FA Natural Resources-CL B   S&P 500
             00656                       SP001
  1990/01/31      10000.00                    10000.00
  1990/02/28      10467.98                    10129.00
  1990/03/31      10665.02                    10397.42
  1990/04/30      10106.73                    10137.48
  1990/05/31      11133.00                    11125.89
  1990/06/30      10993.43                    11050.23
  1990/07/31      11535.30                    11014.87
  1990/08/31      11231.53                    10019.13
  1990/09/30      10878.49                     9531.20
  1990/10/31      10098.52                     9490.21
  1990/11/30      10262.73                    10103.28
  1990/12/31      10109.47                    10385.16
  1991/01/31      10443.04                    10837.95
  1991/02/28      11948.34                    11612.87
  1991/03/31      11666.09                    11893.90
  1991/04/30      11725.96                    11922.44
  1991/05/31      12290.45                    12437.49
  1991/06/30      11580.56                    11867.86
  1991/07/31      11965.44                    12420.90
  1991/08/31      12273.35                    12715.27
  1991/09/30      11794.39                    12502.93
  1991/10/31      12068.08                    12670.47
  1991/11/30      11093.05                    12159.85
  1991/12/31      11572.19                    13550.93
  1992/01/31      12290.85                    13298.89
  1992/02/29      12567.25                    13471.77
  1992/03/31      12253.99                    13209.07
  1992/04/30      12705.46                    13597.42
  1992/05/31      13046.36                    13664.05
  1992/06/30      12622.53                    13460.45
  1992/07/31      13129.28                    14010.98
  1992/08/31      12935.79                    13723.76
  1992/09/30      13064.78                    13885.70
  1992/10/31      12788.38                    13934.30
  1992/11/30      12954.22                    14409.46
  1992/12/31      13115.32                    14586.70
  1993/01/31      13535.75                    14709.22
  1993/02/28      13915.16                    14909.27
  1993/03/31      14838.05                    15223.86
  1993/04/30      15637.89                    14855.44
  1993/05/31      16406.97                    15253.56
  1993/06/30      16632.57                    15297.80
  1993/07/31      16406.97                    15236.61
  1993/08/31      17350.37                    15814.08
  1993/09/30      17258.08                    15692.31
  1993/10/31      18037.41                    16017.14
  1993/11/30      17360.63                    15864.97
  1993/12/31      18091.14                    16056.94
  1994/01/31      19191.13                    16602.88
  1994/02/28      18593.07                    16152.94
  1994/03/31      17450.36                    15448.67
  1994/04/30      17738.71                    15646.41
  1994/05/31      17973.66                    15903.02
  1994/06/30      17653.27                    15513.39
  1994/07/31      18251.33                    16022.23
  1994/08/31      19137.73                    16679.14
  1994/09/30      19041.61                    16270.50
  1994/10/31      18753.27                    16636.59
  1994/11/30      17525.12                    16030.68
  1994/12/31      17678.79                    16268.42
  1995/01/31      17331.50                    16690.26
  1995/02/28      17841.57                    17340.68
  1995/03/31      18840.01                    17852.40
  1995/04/30      19610.54                    18378.16
  1995/05/31      19881.85                    19112.73
  1995/06/30      20446.18                    19556.72
  1995/07/31      21292.68                    20205.22
  1995/08/31      21618.26                    20255.94
  1995/09/30      21781.05                    21110.74
  1995/10/31      20869.43                    21035.37
  1995/11/30      21911.28                    21958.82
  1995/12/31      22671.01                    22381.75
  1996/01/31      23535.63                    23143.63
  1996/02/29      24097.08                    23358.17
  1996/03/31      24815.72                    23583.11
  1996/04/30      26230.55                    23930.72
  1996/05/31      26702.16                    24547.89
  1996/06/30      26511.27                    24641.42
  1996/07/31      25062.75                    23552.76
  1996/08/31      26163.18                    24049.49
  1996/09/30      27274.83                    25403.00
  1996/10/31      27937.34                    26103.61
  1996/11/30      29340.94                    28076.78
  1996/12/31      29389.08                    27520.58
  1997/01/31      29843.25                    29240.07
  1997/02/28      27871.22                    29469.31
  1997/03/31      27130.22                    28258.42
  1997/04/30      26998.75                    29945.44
  1997/05/31      29448.84                    31768.52
  1997/06/30      29341.28                    33191.75
  1997/07/31      31062.31                    35832.82
  1997/08/31      31229.64                    33825.47
  1997/09/30      33456.95                    35678.09
  1997/10/31      31386.63                    34486.44
  1997/11/30      28745.64                    36082.82
  1997/12/31      29000.77                    36702.36
  1998/01/31      28187.80                    37108.29
  1998/02/28      29182.99                    39784.53
  1998/03/31      30444.50                    41821.90
  1998/04/30      31579.87                    42242.63
  1998/05/31      29953.92                    41516.48
  1998/06/30      28692.40                    43202.88
  1998/07/31      26365.61                    42742.77
  1998/08/31      21151.36                    36563.02
  1998/09/30      25352.14                    38905.24
  1998/10/31      25468.91                    42069.80
  1998/11/30      24461.83                    44619.65
  1998/12/31      24140.73                    47190.63
  1999/01/31      22520.64                    49164.14
  1999/02/28      21863.85                    47636.12
  1999/03/31      26359.22                    49542.04
  1999/04/30      30869.19                    51460.81
  1999/05/31      29759.94                    50245.82
  1999/06/30      31409.22                    53034.46
  1999/07/31      31788.70                    51378.72
  1999/08/31      33029.30                    51124.40
  1999/09/30      31686.53                    49723.08
  1999/10/31      30416.73                    52869.56
  1999/11/30      30621.07                    53944.39
  1999/12/31      32270.34                    57121.72
  2000/01/31      31029.74                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000216 151355 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class B on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $31,030 - a 210.30% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,252 - a 442.52% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

ADVISOR NATURAL RESOURCES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEAR  PAST 10 YEARS
1996 2000

FIDELITY ADV NATURAL - CL C  -2.37%         37.89%       78.65%       209.63%

FIDELITY ADV NATURAL - CL C  -3.35%         36.89%       78.65%       209.63%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                      5.59%          10.35%       225.05%      442.52%

GS Natural Resources         -3.94%         31.01%       n/a          n/a


CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996 2000

FIDELITY ADV NATURAL - CL C  37.89%       12.31%        11.97%

FIDELITY ADV NATURAL - CL C  36.89%       12.31%        11.97%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                      10.35%       26.59%        18.42%

GS Natural Resources         31.01%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER 10 YEARS
             FA Natural Resources-CL C   S&P 500
             00528                       SP001
  1990/01/31      10000.00                    10000.00
  1990/02/28      10467.98                    10129.00
  1990/03/31      10665.02                    10397.42
  1990/04/30      10106.73                    10137.48
  1990/05/31      11133.00                    11125.89
  1990/06/30      10993.43                    11050.23
  1990/07/31      11535.30                    11014.87
  1990/08/31      11231.53                    10019.13
  1990/09/30      10878.49                     9531.20
  1990/10/31      10098.52                     9490.21
  1990/11/30      10262.73                    10103.28
  1990/12/31      10109.47                    10385.16
  1991/01/31      10443.04                    10837.95
  1991/02/28      11948.34                    11612.87
  1991/03/31      11666.09                    11893.90
  1991/04/30      11725.96                    11922.44
  1991/05/31      12290.45                    12437.49
  1991/06/30      11580.56                    11867.86
  1991/07/31      11965.44                    12420.90
  1991/08/31      12273.35                    12715.27
  1991/09/30      11794.39                    12502.93
  1991/10/31      12068.08                    12670.47
  1991/11/30      11093.05                    12159.85
  1991/12/31      11572.19                    13550.93
  1992/01/31      12290.85                    13298.89
  1992/02/29      12567.25                    13471.77
  1992/03/31      12253.99                    13209.07
  1992/04/30      12705.46                    13597.42
  1992/05/31      13046.36                    13664.05
  1992/06/30      12622.53                    13460.45
  1992/07/31      13129.28                    14010.98
  1992/08/31      12935.79                    13723.76
  1992/09/30      13064.78                    13885.70
  1992/10/31      12788.38                    13934.30
  1992/11/30      12954.22                    14409.46
  1992/12/31      13115.32                    14586.70
  1993/01/31      13535.75                    14709.22
  1993/02/28      13915.16                    14909.27
  1993/03/31      14838.05                    15223.86
  1993/04/30      15637.89                    14855.44
  1993/05/31      16406.97                    15253.56
  1993/06/30      16632.57                    15297.80
  1993/07/31      16406.97                    15236.61
  1993/08/31      17350.37                    15814.08
  1993/09/30      17258.08                    15692.31
  1993/10/31      18037.41                    16017.14
  1993/11/30      17360.63                    15864.97
  1993/12/31      18091.14                    16056.94
  1994/01/31      19191.13                    16602.88
  1994/02/28      18593.07                    16152.94
  1994/03/31      17450.36                    15448.67
  1994/04/30      17738.71                    15646.41
  1994/05/31      17973.66                    15903.02
  1994/06/30      17653.27                    15513.39
  1994/07/31      18251.33                    16022.23
  1994/08/31      19137.73                    16679.14
  1994/09/30      19041.61                    16270.50
  1994/10/31      18753.27                    16636.59
  1994/11/30      17525.12                    16030.68
  1994/12/31      17678.79                    16268.42
  1995/01/31      17331.50                    16690.26
  1995/02/28      17841.57                    17340.68
  1995/03/31      18840.01                    17852.40
  1995/04/30      19610.54                    18378.16
  1995/05/31      19881.85                    19112.73
  1995/06/30      20446.18                    19556.72
  1995/07/31      21292.68                    20205.22
  1995/08/31      21618.26                    20255.94
  1995/09/30      21781.05                    21110.74
  1995/10/31      20869.43                    21035.37
  1995/11/30      21911.28                    21958.82
  1995/12/31      22671.01                    22381.75
  1996/01/31      23535.63                    23143.63
  1996/02/29      24097.08                    23358.17
  1996/03/31      24815.72                    23583.11
  1996/04/30      26230.55                    23930.72
  1996/05/31      26702.16                    24547.89
  1996/06/30      26511.27                    24641.42
  1996/07/31      25062.75                    23552.76
  1996/08/31      26163.18                    24049.49
  1996/09/30      27274.83                    25403.00
  1996/10/31      27937.34                    26103.61
  1996/11/30      29340.94                    28076.78
  1996/12/31      29389.08                    27520.58
  1997/01/31      29843.25                    29240.07
  1997/02/28      27871.22                    29469.31
  1997/03/31      27130.22                    28258.42
  1997/04/30      26998.75                    29945.44
  1997/05/31      29448.84                    31768.52
  1997/06/30      29341.28                    33191.75
  1997/07/31      31062.31                    35832.82
  1997/08/31      31229.64                    33825.47
  1997/09/30      33456.95                    35678.09
  1997/10/31      31386.63                    34486.44
  1997/11/30      28736.36                    36082.82
  1997/12/31      28988.17                    36702.36
  1998/01/31      28184.48                    37108.29
  1998/02/28      29154.45                    39784.53
  1998/03/31      30401.55                    41821.90
  1998/04/30      31523.94                    42242.63
  1998/05/31      29888.85                    41516.48
  1998/06/30      28614.04                    43202.88
  1998/07/31      26272.26                    42742.77
  1998/08/31      21089.86                    36563.02
  1998/09/30      25276.48                    38905.24
  1998/10/31      25392.23                    42069.80
  1998/11/30      24393.90                    44619.65
  1998/12/31      24075.60                    47190.63
  1999/01/31      22455.12                    49164.14
  1999/02/28      21804.04                    47636.12
  1999/03/31      26274.81                    49542.04
  1999/04/30      30803.45                    51460.81
  1999/05/31      29674.91                    50245.82
  1999/06/30      31324.32                    53034.46
  1999/07/31      31714.97                    51378.72
  1999/08/31      32944.79                    51124.40
  1999/09/30      31599.22                    49723.08
  1999/10/31      30340.46                    52869.56
  1999/11/30      30543.02                    53944.39
  1999/12/31      32180.26                    57121.72
  2000/01/31      30962.63                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000216 151357 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class C on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $30,963 - a 209.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,252 - a 442.52% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Offen)

An interview with Scott Offen, Portfolio Manager of Fidelity Advisor Natural Resources Fund

Q. SCOTT, HOW DID THE FUND PERFORM?

A. For the six months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -2.05%, -2.16%, -2.39% and -2.37%, respectively. To compare, the Goldman Sachs Natural Resources Index - an index of 105 stocks designed to measure the performance of companies in the natural resources sector - returned -3.94%, and the Standard & Poor's 500 Index returned 5.59%. For the 12 months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 38.72%, 38.50%, 37.78% and 37.89%, respectively, while the Goldman Sachs index returned 31.01% and the S&P 500 had a return of 10.35%.

Q. WHY DID NATURAL RESOURCES STOCKS STUMBLE OVER THE PAST SIX MONTHS?

A. The market felt that historically high oil prices were not sustainable, despite positive fundamentals in the energy industry, which makes up a large proportion of the natural resources sector. In addition, like virtually every other non-technology sector in the market, natural resources stocks couldn't offer investors the unit growth that many technology companies enjoyed.

Q. WHAT MOVES HAVE YOU MADE WITH THE FUND SINCE TAKING OVER AT THE BEGINNING OF SEPTEMBER?

A. I trimmed the number of stocks in the fund to focus on what I felt were the best ideas. In addition, with oil prices at very high levels, I organized the portfolio to benefit from a downward trend in prices going forward. At the same time, I turned my attention to stocks that typically do well when the price of oil is high but trending downward, namely dollar-wise refiners and integrated oil companies. A greater proportion of their earnings comes from refining and marketing. As the price of oil falls, these companies typically see their earnings rise. I also slightly overweighted the fund relative to the index in exploration and production stocks because they were cheap; it looked as if investors were underestimating the sustainable price of oil. The fund also carried a larger weighting in energy services stocks than the index because I felt that while oil prices may fall, they should stay high enough to stimulate increased supply.

Q. WHAT INVESTMENTS DID YOU PURSUE OUTSIDE THE ENERGY SPHERE?

A. I looked to cut back the fund's investments in gold stocks, because it was uncertain whether or not central banks around the world would continue to sell some of their reserves. I also reduced the fund's investments in non-ferrous metals just at their peak, and increased the percentage of the fund dedicated to steel investments, though stocks in that industry moved upward but then fell back. I'd also mention that Goldman Sachs added paper and forest products stocks to its Natural Resources Index in January 2000. At the end of the period, those companies were unappealing to me because it appeared they had peaked after a rally in 1999.

Q. WHAT STOCKS PERFORMED WELL? WHICH DISAPPOINTED?

A. Alcoa was the best performer for the fund, as low inventories and strong demand caused aluminum prices to rise. Exxon Mobil also did well, due to the cost-cutting benefits brought on by the merger of the two companies. The performance of the fund's two biggest oil service companies diverged. While Schlumberger performed well, Halliburton suffered from missing its earnings estimates. Texaco struggled for the same reason, and USX-Marathon turned off investors because of questions related to its corporate structure.

Q. WHAT IS YOUR OUTLOOK?

A. At the end of the period, energy stocks were cheap. Prices reflected an expectation that oil would fall from where it stood at around $30 per barrel to possibly as low as $16. My feeling is that the long-term price will be higher than that. Overall, the fundamentals for the natural resources sector remain positive. The big question is whether or not that will help stock prices. Recently, the market has been driven by a preference for rapid-growth stocks, mainly in the technology sector. People once invested in natural resources stocks because they offered potentially high rewards for taking on some additional risk. That role has been assumed by Internet stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: December 29, 1987
SIZE: as of January 31, 2000, more than
$313 million

MANAGER: Scott Offen, since September 1999;
joined Fidelity in 1985

(checkmark)
ADVISOR NATURAL RESOURCES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

Exxon Mobil Corp.               7.8

Royal Dutch Petroleum Co. (NY   6.2
Shares)

Chevron Corp.                   5.4

Schlumberger Ltd.               4.3

Alcoa, Inc.                     3.8

Halliburton Co.                 3.6

Atlantic Richfield Co.          3.3

Amerada Hess Corp.              3.0

Texaco, Inc.                    2.4

USX - Marathon Group            2.4

                                42.2

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Oil & Gas         54.0%

                        Energy Services   21.8%

                        Metals & Mining   7.1%

                        Precious Metals   3.6%

                        Gas               2.4%

                        All Others*       11.1%


Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.8
Row: 1, Col: 4, Value: 7.1
Row: 1, Col: 5, Value: 3.6
Row: 1, Col: 6, Value: 2.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 11.1
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
ADVISOR NATURAL RESOURCES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 92.0%

                                 SHARES                      VALUE (NOTE 1)

AUTOS, TIRES, & ACCESSORIES -
0.2%

Barrett Resources Corp. (a)       21,400                     $ 632,638

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           100                         2,900

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   100                         1,400

ELECTRIC UTILITY - 0.5%

Calpine Corp. (a)                 23,200                      1,696,500

ELECTRONIC INSTRUMENTS - 0.0%

Sequenom, Inc.                    100                         2,600

ELECTRONICS - 0.0%

Quantum Effect Devices, Inc.      100                         1,600

ENERGY SERVICES - 21.8%

Baker Hughes, Inc.                220,150                     5,421,194

BJ Services Co. (a)               45,400                      1,946,525

Diamond Offshore Drilling,        24,700                      683,881
Inc.

ENSCO International, Inc.         207,100                     4,737,413

Global Marine, Inc. (a)           96,600                      1,720,688

Halliburton Co.                   308,900                     11,120,400

Hanover Compressor Co. (a)        27,800                      1,101,575

Helmerich & Payne, Inc.           38,300                      900,050

Marine Drilling Companies,        97,750                      1,881,688
Inc. (a)

McDermott International, Inc.     500                         4,938

Nabors Industries, Inc. (a)       146,800                     4,348,950

Noble Drilling Corp. (a)          202,300                     5,929,919

R&B Falcon Corp.                  15,000                      190,313

Rowan Companies, Inc. (a)         40,000                      907,500

Santa Fe International Corp.      15,700                      419,975

Schlumberger Ltd.                 221,200                     13,507,025

Smith International, Inc. (a)     115,100                     5,906,069

Superior Energy Services,         100,400                     709,075
Inc. (a)

Tidewater, Inc.                   32,000                      910,000

Transocean Sedco Forex, Inc.      70,578                      2,245,263

UTI Energy Corp. (a)              1                           28

Weatherford International,        93,600                      3,515,850
Inc. (a)

                                                              68,108,319

GAS - 2.4%

Dynegy, Inc.                      112,100                     3,475,100

Kinder Morgan, Inc.               155,200                     4,083,700

                                                              7,558,800

IRON & STEEL - 1.1%

USX - U.S. Steel Group            142,600                     3,547,175

METALS & MINING - 7.1%

Alcan Aluminium Ltd.              20,000                      774,899

Alcoa, Inc.                       169,300                     11,798,094

Camphor Ventures, Inc. (a)        141,866                     42,206

Cominco Ltd.                      57,500                      1,173,591



                                 SHARES                      VALUE (NOTE 1)

Freeport-McMoRan Copper &         43,500                     $ 696,000
Gold, Inc. (a)

Freeport-McMoRan Copper &         51,000                      889,313
Gold, Inc. Class B (a)

Inco Ltd. (a)                     178,300                     3,367,759

Phelps Dodge Corp.                26,600                      1,546,125

Reynolds Metals Co.               28,300                      1,889,025

                                                              22,177,012

OIL & GAS - 54.0%

Alberta Energy Co. Ltd.           81,900                      2,408,240

Amerada Hess Corp.                177,600                     9,446,100

Anadarko Petroleum Corp.          109,200                     3,583,125

Apache Corp.                      79,000                      2,883,500

Atlantic Richfield Co.            133,300                     10,264,100

Burlington Resources, Inc.        26,900                      862,481

Cabot Oil & Gas Corp. Class A     50,000                      737,500

Canada Occidental Petroleum       103,700                     2,098,609
Ltd.

Canadian Hunter Exploration       56,200                      894,316
Ltd. (a)

Chevron Corp.                     201,600                     16,846,200

Conoco, Inc.:

Class A                           85,300                      1,988,556

Class B                           198,602                     4,679,560

Cooper Cameron Corp. (a)          20,600                      1,019,700

Crestar Energy, Inc. (a)          28,900                      379,908

EOG Resources, Inc.               105,300                     1,671,638

Exxon Mobil Corp.                 292,980                     24,463,822

Forest Oil Corp. (a)              48,900                      489,000

Frontier Oil Corp. (a)            685,100                     5,223,888

Gulf Canada Resources Ltd. (a)    4,100                       12,793

Imperial Oil Ltd.                 55,600                      1,082,880

Magnum Hunter Resources, Inc.     1                           3

Noble Affiliates, Inc.            20,000                      401,250

Nuevo Energy Co. (a)              90,700                      1,677,950

Occidental Petroleum Corp.        271,700                     5,400,038

Penn West Petroleum Ltd. (a)      19,800                      421,247

Petro-Canada                      181,900                     2,718,400

Phillips Petroleum Co.            39,100                      1,598,213

Pioneer Natural Resources Co.     208,700                     1,786,994

Pogo Producing Co.                30,000                      676,875

Prima Energy Corp. (a)            34,700                      971,600

Rio Alto Exploration Ltd. (a)     75,300                      950,790

Royal Dutch Petroleum Co. (NY     351,400                     19,348,963
Shares)

Santa Fe Snyder Corp. (a)         485,335                     3,549,012

Shell Transport & Trading Co.     128,700                     941,118
PLC (Reg.)

Suncor Energy, Inc.               96,400                      4,115,183

Sunoco, Inc.                      132,100                     3,046,556

Swift Energy Co. (a)              1                           11

Talisman Energy, Inc. (a)         110,200                     2,935,414

Texaco, Inc.                      141,000                     7,455,375

Tosco Corp.                       127,300                     3,270,019

Total Fina SA sponsored ADR       16,370                      1,019,033

Ultramar Diamond Shamrock         70,400                      1,540,000
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

OIL & GAS - CONTINUED

Union Pacific Resources           138,200                    $ 1,520,200
Group, Inc.

USX - Marathon Group              286,200                     7,351,763

Valero Energy Corp.               93,500                      2,121,281

Vastar Resources, Inc.            20,200                      1,123,625

Vintage Petroleum, Inc.           163,600                     2,096,125

Wiser Oil Co. (a)                 1                           3

                                                              169,072,957

PAPER & FOREST PRODUCTS - 1.3%

Abitibi-Consolidated, Inc.        77,800                      976,974

Bowater, Inc.                     21,700                      1,121,619

Consolidated Papers, Inc.         39,100                      1,080,138

Domtar, Inc.                      74,900                      912,056

                                                              4,090,787

PRECIOUS METALS - 3.6%

Barrick Gold Corp.                30,000                      485,696

Greenstone Resources Ltd. (a)     1                           0

Homestake Mining Co.              25,000                      165,625

Meridian Gold, Inc. (a)           283,900                     1,424,067

Newmont Mining Corp.              69,400                      1,414,025

Placer Dome, Inc.                 313,210                     2,730,443

Stillwater Mining Co. (a)         138,000                     4,916,250

William Resources, Inc.           1,029,000                   7
warrants 2/15/03 (a)(c)

                                                              11,136,113

TOTAL COMMON STOCKS                            288,028,801
(Cost $251,677,482)

CASH EQUIVALENTS - 10.3%



Central Cash Collateral Fund,     13,602,074                  13,602,074
5.56% (b)

Taxable Central Cash Fund,        18,734,922                  18,734,922
5.45% (b)

TOTAL CASH EQUIVALENTS                         32,336,996
(Cost $32,336,996)

TOTAL INVESTMENT PORTFOLIO -                                  320,365,797
102.3%
(Cost $284,014,478)

NET OTHER ASSETS - (2.3)%                                     (7,216,911)

NET ASSETS - 100%                             $ 313,148,886

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    78.5%

Canada                      9.7

Netherlands                 6.2

Netherlands Antilles        4.3

Others (individually less      1.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $287,384,177. Net unrealized appreciation aggregated $32,981,620, of which $47,264,252 related to appreciated investment securities and $14,282,632 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $21,051,000, all of which will expire on July 31, 2007. The fund intends to elect to defer to its fiscal year ending July 31, 2000 approximately $26,387,000 of losses recognized during the period November 1, 1998 to July 31, 1999.

ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 320,365,797
value  (cost $284,014,478) -
 See accompanying schedule

Receivable for investments                   19,774,173
sold

Receivable for fund shares                   350,757
sold

Dividends receivable                         62,821

Interest receivable                          62,817

Redemption fees receivable                   508

Other receivables                            76,033

 TOTAL ASSETS                                340,692,906

LIABILITIES

Payable to custodian bank      $ 3,345

Payable for investments         12,604,756
purchased

Payable for fund shares         963,286
redeemed

Accrued management fee          156,233

Distribution fees payable       156,603

Other payables and accrued      57,723
expenses

Collateral on securities        13,602,074
loaned, at value

 TOTAL LIABILITIES                           27,544,020

NET ASSETS                                  $ 313,148,886

Net Assets consist of:

Paid in capital                             $ 321,736,042

Distributions in excess of                   (191,689)
net investment income

Accumulated undistributed net                (44,746,432)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  36,350,965
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 313,148,886

CALCULATION OF MAXIMUM                       $21.45
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($7,296,348 (divided
by)     340,090 shares)

 Maximum offering price per                  $22.76
share    (100/94.25 of
$21.45)

 CLASS T:  NET ASSET VALUE                   $21.72
and redemption    price per
share ($247,461,928 (divided
by)    11,392,336 shares)

 Maximum offering price per                  $22.51
share    (100/96.50 of
$21.72)

 CLASS B:  NET ASSET VALUE                   $21.26
and offering price    per
share ($45,957,943 (divided
by)    2,161,378 shares) A

 CLASS C:  NET ASSET VALUE                   $21.36
and offering price    per
share ($9,519,075 (divided
by)    445,742 shares) A

 INSTITUTIONAL CLASS:  NET                   $21.73
ASSET VALUE, offering price
  and redemption price per
share    ($2,913,592
(divided by) 134,080 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED JANUARY 31,
                                2000 (UNAUDITED)

INVESTMENT INCOME                               $ 2,139,432
Dividends

Interest                                         342,632

Security lending                                 18,984

 TOTAL INCOME                                    2,501,048

EXPENSES

Management fee                   $ 994,084

Transfer agent fees               458,895

Distribution fees                 984,895

Accounting and security           75,604
lending fees

Non-interested trustees'          504
compensation

Custodian fees and expenses       17,672

Registration fees                 56,332

Audit                             14,350

Legal                             2,341

Miscellaneous                     1,470

 Total expenses before            2,606,147
reductions

 Expense reductions               (70,016)       2,536,131

NET INVESTMENT INCOME (LOSS)                     (35,083)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            6,253,708
(including   realized loss
of $138,833   on sales of
investments in   affiliated
issues)

 Foreign currency transactions    (16,546)       6,237,162

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (15,065,623)

 Assets and liabilities in        (251)          (15,065,874)
foreign currencies

NET GAIN (LOSS)                                  (8,828,712)

NET INCREASE (DECREASE) IN                      $ (8,863,795)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (35,083)                    $ 463,885
income (loss)

 Net realized gain (loss)       6,237,162                     (51,289,494)

 Change in net unrealized       (15,065,874)                  105,678,595
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (8,863,795)                   54,852,986
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (26,747)                      (178,918)
From net investment income

 In excess of net investment    (156,606)                     -
income

 From net realized gain         -                             (13,935,776)

 TOTAL DISTRIBUTIONS            (183,353)                     (14,114,694)

Share transactions - net        (30,232,671)                  (88,632,291)
increase (decrease)

Redemption fees                 151,952                       104,288

  TOTAL INCREASE (DECREASE)     (39,127,867)                  (47,789,711)
IN NET ASSETS

NET ASSETS

 Beginning of period            352,276,753                   400,066,464

 End of period (including      $ 313,148,886                 $ 352,276,753
(over) under distribution of
net investment income of
($191,689) and  $28,075,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E       1996 F

Net asset value, beginning of    $ 21.98                       $ 18.94               $ 26.16    $ 25.11      $ 23.65
period

Income from Investment
Operations

Net investment income (loss) D    .02                           .07                   .06        (.05)        (.00)

Net realized and unrealized       (.48)                         3.71                  (3.33)     2.81         1.46
gain (loss)

Total from investment             (.46)                         3.78                  (3.27)     2.76         1.46
operations

Less Distributions

From net investment income        (.01)                         (.04)                 -          (.10)        -

In excess of net investment       (.07)                         -                     -          (.04)        -
income

From net realized gain            -                             (.71)                 (3.96)     (1.57)       -

Total distributions               (.08)                         (.75)                 (3.96)     (1.71)       -

Redemption fees added to paid     .01                           .01                   .01        -            -
in capital

Net asset value, end of period   $ 21.45                       $ 21.98               $ 18.94    $ 26.16      $ 25.11

TOTAL RETURN B, C                 (2.05)%                       21.48%                (14.61)%   11.45%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,296                       $ 7,801               $ 6,474    $ 6,372      $ 1,609
(000 omitted)

Ratio of expenses to average      1.27% A                       1.28%                 1.34%      1.71% A, G   1.66% A, G
net assets

Ratio of expenses to average      1.23% A, H                    1.23% H               1.30% H    1.68% A, H   1.58% A, H
net assets after expense
reductions

Ratio of net investment           .22% A                        .38%                  .28%       (.28)% A     (.01)% A
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%        116% A       137%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO
OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                          SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                          2000

SELECTED PER-SHARE DATA   (UNAUDITED)                   1999                  1998       1997 E       1996 F     1995 F

Net asset value,
beginning of              $ 22.21                       $ 19.11               $ 26.34    $ 25.12      $ 19.25    $ 17.56
period

Income from Investment
Operations

Net investment income
(loss) D                   .01                           .04                   .02        (.02)        .00        (.05)

Net realized and
unrealized                 (.50)                         3.76                  (3.34)     2.83         6.56       2.00
gain (loss)

Total from investment      (.49)                         3.80                  (3.32)     2.81         6.56       1.95
operations

Less Distributions

From net investment income (.00)                         (.01)                 -          (.01)        -          -

In excess of net investment(.01)                         -                     -          (.01)        -          -
income

From net realized gain     -                             (.70)                 (3.92)     (1.57)       (.69)      (.26)

 Total distributions       (.01)                         (.71)                 (3.92)     (1.59)       (.69)      (.26)

Redemption fees added to
paid                       .01                           .01                   .01        -            -          -
in capital

Net asset value, end of
period                    $ 21.72                       $ 22.21               $ 19.11    $ 26.34      $ 25.12    $ 19.25

TOTAL RETURN B, C          (2.16)%                       21.31%                (14.69)%   11.62%       35.01%     11.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period $ 247,462                     $ 283,419             $ 342,347  $ 618,083    $ 602,915  $ 272,979
(000 omitted)

Ratio of expenses to
average                   1.43% A                       1.45%                 1.43%      1.47% A      1.59%      1.86% G
net assets

Ratio of expenses to
average                   1.39% A, H                    1.40% H               1.39% H    1.44% A, H   1.56% H    1.84% H
net assets after expense
reductions

Ratio of net investment    .06% A                        .20%                  .10%       (.12)% A     .00%       (.30)%
income (loss)  to average
net assets

Portfolio turnover         94% A                         99%                   97%        116% A       137%       161%






SELECTED PER-SHARE DATA          1994 F

Net asset value, beginning of    $ 17.59
period

Income from Investment
Operations

Net investment income (loss) D    (.11)

Net realized and unrealized       .76
gain (loss)

Total from investment             .65
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            (.68)

 Total distributions              (.68)

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 17.56

TOTAL RETURN B, C                 3.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 199,361
(000 omitted)

Ratio of expenses to average      2.10%
net assets

Ratio of expenses to average      2.07% H
net assets after expense
reductions

Ratio of net investment           (.67)%
income (loss)  to average
net assets

Portfolio turnover                125%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED TO OCTOBER 31.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E       1996 F

Net asset value, beginning of    $ 21.78                       $ 18.81               $ 25.99    $ 24.88      $ 19.23
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.06)                 (.09)      (.12)        (.15)

Net realized and unrealized       (.48)                         3.68                  (3.29)     2.80         6.49
gain (loss)

Total from investment             (.53)                         3.62                  (3.38)     2.68         6.34
operations

Less Distributions

From net realized gain            -                             (.66)                 (3.81)     (1.57)       (.69)

Redemption fees added to paid     .01                           .01                   .01        -            -
in capital

Net asset value, end of period   $ 21.26                       $ 21.78               $ 18.81    $ 25.99      $ 24.88

TOTAL RETURN B, C                 (2.39)%                       20.57%                (15.12)%   11.19%       33.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 45,958                      $ 47,792              $ 44,351   $ 59,044     $ 36,106
(000 omitted)

Ratio of expenses to average      1.97% A                       1.99%                 1.98%      2.04% A      2.28%
net assets

Ratio of expenses to average      1.93% A, I                    1.95% I               1.94% I    2.02% A, I   2.24% I
net assets after  expense
reductions

Ratio of net investment           (.48)% A                      (.34)%                (.41)%     (.67)% A     (.68)%
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%        116% A       137%






SELECTED PER-SHARE DATA          1995 G

Net asset value, beginning of    $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       .39
gain (loss)

Total from investment             .36
operations

Less Distributions

From net realized gain            -

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 19.23

TOTAL RETURN B, C                 1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,508
(000 omitted)

Ratio of expenses to average      2.23% A, H
net assets

Ratio of expenses to average      2.21% A, I
net assets after  expense
reductions

Ratio of net investment           (.67)% A
income (loss) to average net
assets

Portfolio turnover                161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO OCTOBER
31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 21.92                       $ 18.96               $ 24.39
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.05)                 (.07)

Net realized and unrealized       (.48)                         3.71                  (4.15)
gain (loss)

Total from investment             (.53)                         3.66                  (4.22)
operations

Less Distributions

From net investment income        (.01)                         (.01)                 -

In excess of net investment       (.03)                         -                     -
income

From net realized gain            -                             (.70)                 (1.22)

Total distributions               (.04)                         (.71)                 (1.22)

Redemption fees added to paid     .01                           .01                   .01
in capital

Net asset value, end of period   $ 21.36                       $ 21.92               $ 18.96

TOTAL RETURN B, C                 (2.37)%                       20.72%                (17.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,519                       $ 8,761               $ 2,972
(000 omitted)

Ratio of expenses to average      1.91% A                       1.94%                 2.50% A, F
net assets

Ratio of expenses to average      1.87% A, G                    1.89% G               2.44% A, G
net assets after expense
reductions

Ratio of net investment           (.42)% A                      (.28)%                (.48)% A
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E       1996 F

Net asset value, beginning of    $ 22.28                       $ 19.15               $ 26.42    $ 25.17      $ 19.27
period

Income from Investment
Operations

Net investment income (loss) D    .07                           .14                   .13        .04          .04

Net realized and unrealized       (.50)                         3.76                  (3.35)     2.85         6.55
gain (loss)

Total from investment             (.43)                         3.90                  (3.22)     2.89         6.59
operations

Less Distributions

From net investment income        (.02)                         (.07)                 (.09)      (.05)        -

In excess of net investment       (.11)                         -                     -          (.02)        -
income

From net realized gain            -                             (.71)                 (3.97)     (1.57)       (.69)

Total distributions               (.13)                         (.78)                 (4.06)     (1.64)       (.69)

Redemption fees added to paid     .01                           .01                   .01        -            -
in capital

Net asset value, end of period   $ 21.73                       $ 22.28               $ 19.15    $ 26.42      $ 25.17

TOTAL RETURN B, C                 (1.88)%                       21.95%                (14.29)%   11.95%       35.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,914                       $ 4,505               $ 3,922    $ 10,042     $ 9,860
(000 omitted)

Ratio of expenses to average      .88% A                        .87%                  .95%       1.08% A      1.44%
net assets

Ratio of expenses to average      .84% A, I                     .82% I                .91% I     1.06% A, I   1.39% I
net assets after  expense
reductions

Ratio of net investment           .61% A                        .78%                  .55%       .24% A       .17%
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%        116% A       137%






SELECTED PER-SHARE DATA          1995 G

Net asset value, beginning of    $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .41
gain (loss)

Total from investment             .40
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 19.27

TOTAL RETURN B, C                 2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 718
(000 omitted)

Ratio of expenses to average      1.68% A, H
net assets

Ratio of expenses to average      1.66% A, I
net assets after  expense
reductions

Ratio of net investment           (.13)% A
income (loss) to average net
assets

Portfolio turnover                161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES)
TO OCTOBER 31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $152,378,739 and $198,879,753, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 9,721      $ 15

CLASS T    683,913      3,466

CLASS B    240,054      180,209

CLASS C    51,207       37,909

          $ 984,895    $ 221,599

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 25,521     $ 8,862

CLASS T    59,983       17,403

CLASS B    87,428       87,428*

CLASS C    5,981        5,981*

          $ 178,913    $ 119,674

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 13,597   .35*

CLASS T                 356,096   .26*

CLASS B                 72,407    .30*

CLASS C                 12,607    .25*

INSTITUTIONAL CLASS     4,188     .21*

                       $ 458,895

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $24,286 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $13,156,443. The fund received cash collateral of $13,602,074 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $69,637 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $379, under this arrangement.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Camphor    Ventures, Inc.         $ -                $ 178,630       $ -                  $ -


8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:



                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,1999
                             2000

FROM NET INVESTMENT INCOME

Class A                      $ 4,145                       $ 14,537

Class T                       17,279                        148,852

Class C                       2,465                         1,336

Institutional Class           2,858                         14,193

Total                        $ 26,747                      $ 178,918

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 24,268                      $ -

Class T                       101,169                       -

Class C                       14,431                        -

Institutional Class           16,738                        -

Total                        $ 156,606                     $ -

FROM NET REALIZED GAIN

Class A                      $ -                           $ 234,044

Class T                       -                             11,934,513

Class B                       -                             1,511,499

Class C                       -                             111,651

Institutional Class           -                             144,069

Total                        $ -                           $ 13,935,776

                             $ 183,353                     $ 14,114,694


9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            218,537             $ 2,055,241
                                 92,879

Reinvestment of distributions    1,260                         15,021               27,004

Shares redeemed                  (108,948)                     (220,423)            (2,410,348)

Net increase (decrease)          (14,809)                      13,135              $ (328,103)

CLASS T Shares sold              1,586,971                     3,047,055           $ 36,266,486

Reinvestment of distributions    5,078                         703,210              110,191

Shares redeemed                  (2,963,208)                   (8,897,934)          (65,534,398)

Net increase (decrease)          (1,371,159)                   (5,147,669)         $ (29,157,721)

CLASS B Shares sold              364,264                       979,053             $ 8,039,219

Reinvestment of distributions    -                             80,941               -

Shares redeemed                  (396,817)                     (1,224,137)          (8,619,611)

Net increase (decrease)          (32,553)                      (164,143)           $ (580,392)

CLASS C Shares sold              370,747                       408,624             $ 8,352,919

Reinvestment of distributions    614                           5,837                13,104

Shares redeemed                  (325,343)                     (171,451)            (7,047,285)

Net increase (decrease)          46,018                        243,010             $ 1,318,738

INSTITUTIONAL CLASS Shares       43,600                        107,128             $ 991,824
sold

Reinvestment of distributions    553                           8,746                11,999

Shares redeemed                  (112,296)                     (118,487)            (2,489,016)

Net increase (decrease)          (68,143)                      (2,613)             $ (1,485,193)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 4,009,679


Reinvestment of distributions    240,787

Shares redeemed                  (4,042,409)

Net increase (decrease)         $ 208,057

CLASS T Shares sold             $ 55,714,382

Reinvestment of distributions    11,405,418

Shares redeemed                  (157,418,593)

Net increase (decrease)         $ (90,298,793)

CLASS B Shares sold             $ 17,717,381

Reinvestment of distributions    1,294,263

Shares redeemed                  (21,780,799)

Net increase (decrease)         $ (2,769,155)

CLASS C Shares sold             $ 7,488,770

Reinvestment of distributions    93,864

Shares redeemed                  (3,264,239)

Net increase (decrease)         $ 4,318,395

INSTITUTIONAL CLASS Shares      $ 1,948,930
sold

Reinvestment of distributions    141,597

Shares redeemed                  (2,181,322)

Net increase (decrease)         $ (90,795)


ADVISOR TECHNOLOGY FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL A  46.80%         57.87%       311.94%

FIDELITY ADV TECHNOLOGY - CL    38.35%         48.79%       288.25%
A (INCL. 5.75% SALES CHARGE)

S&P 500                         5.59%          10.35%       124.60%

GS Technology                   41.54%         52.68%       347.46%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 185 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,        PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL A    57.87%       51.44%

FIDELITY ADV TECHNOLOGY - CL      48.79%       48.84%
A (INCL. 5.75% SALES CHARGE)

S&P 500                           10.35%       26.77%

GS Technology                     52.68%       55.16%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Technology -CL A         S&P 500                     GS Technology
             00187                       SP001                       GS008
  1996/09/03       9425.00                    10000.00                    10000.00
  1996/09/30      10480.60                    10516.69                    11083.33
  1996/10/31      10584.28                    10806.74                    11005.93
  1996/11/30      12007.45                    11623.62                    12484.68
  1996/12/31      11770.98                    11393.36                    12085.30
  1997/01/31      13089.41                    12105.21                    13401.78
  1997/02/28      12178.84                    12200.12                    12346.74
  1997/03/31      11448.49                    11698.81                    11700.17
  1997/04/30      12121.93                    12397.23                    12745.92
  1997/05/31      13487.78                    13151.98                    14042.99
  1997/06/30      13620.57                    13741.19                    14224.25
  1997/07/31      15138.19                    14834.57                    16770.21
  1997/08/31      15583.99                    14003.54                    16383.11
  1997/09/30      16235.26                    14770.51                    16876.01
  1997/10/31      13883.05                    14277.18                    15423.60
  1997/11/30      13682.86                    14938.07                    15675.33
  1997/12/31      12996.44                    15194.56                    14927.75
  1998/01/31      13717.28                    15362.61                    15702.74
  1998/02/28      15275.58                    16470.56                    17407.22
  1998/03/31      15254.38                    17314.02                    17691.17
  1998/04/30      15858.62                    17488.19                    18693.45
  1998/05/31      14724.35                    17187.57                    17416.86
  1998/06/30      15858.62                    17885.73                    18931.40
  1998/07/31      15773.82                    17695.25                    19348.25
  1998/08/31      13356.86                    15136.87                    15845.13
  1998/09/30      15339.19                    16106.54                    18099.82
  1998/10/31      16219.05                    17416.64                    19431.16
  1998/11/30      18434.59                    18472.27                    21695.15
  1998/12/31      21742.00                    19536.64                    25251.29
  1999/01/31      24593.59                    20353.66                    29307.61
  1999/02/28      22240.23                    19721.07                    25789.36
  1999/03/31      24848.00                    20510.11                    27994.44
  1999/04/30      25038.81                    21304.46                    28876.92
  1999/05/31      24201.36                    20801.47                    28562.51
  1999/06/30      26936.34                    21955.95                    31922.25
  1999/07/31      26448.70                    21270.48                    31614.43
  1999/08/31      27741.99                    21165.19                    33261.48
  1999/09/30      27649.45                    20585.06                    33593.44
  1999/10/31      29572.79                    21887.68                    34783.42
  1999/11/30      33719.65                    22332.66                    39644.67
  1999/12/31      41283.55                    23648.05                    47692.15
  2000/01/31      38825.40                    22459.97                    44746.18
IMATRL PRASUN   SHR__CHT 20000131 20000216 153415 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $38,825 - a 288.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $44,746 - a 347.46% increase.

ADVISOR TECHNOLOGY FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL T  46.63%         57.44%       307.89%

FIDELITY ADV TECHNOLOGY - CL    41.49%         51.92%       293.62%
T (INCL. 3.50% SALES CHARGE)

S&P 500                         5.59%          10.35%       124.60%

GS Technology                   41.54%         52.68%       347.46%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 185 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,        PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL T    57.44%       51.01%

FIDELITY ADV TECHNOLOGY - CL      51.92%       49.44%
T (INCL. 3.50% SALES CHARGE)

S&P 500                           10.35%       26.77%

GS Technology                     52.68%       55.16%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Technology -CL T         S&P 500                     GS Technology
             00192                       SP001                       GS008
  1996/09/03       9650.00                    10000.00                    10000.00
  1996/09/30      10721.15                    10516.69                    11083.33
  1996/10/31      10817.65                    10806.74                    11005.93
  1996/11/30      12274.80                    11623.62                    12484.68
  1996/12/31      12022.98                    11393.36                    12085.30
  1997/01/31      13372.89                    12105.21                    13401.78
  1997/02/28      12440.58                    12200.12                    12346.74
  1997/03/31      11683.07                    11698.81                    11700.17
  1997/04/30      12372.59                    12397.23                    12745.92
  1997/05/31      13771.07                    13151.98                    14042.99
  1997/06/30      13897.32                    13741.19                    14224.25
  1997/07/31      15451.17                    14834.57                    16770.21
  1997/08/31      15907.62                    14003.54                    16383.11
  1997/09/30      16564.69                    14770.51                    16876.01
  1997/10/31      14167.57                    14277.18                    15423.60
  1997/11/30      13962.69                    14938.07                    15675.33
  1997/12/31      13249.04                    15194.56                    14927.75
  1998/01/31      13975.46                    15362.61                    15702.74
  1998/02/28      15558.40                    16470.56                    17407.22
  1998/03/31      15525.88                    17314.02                    17691.17
  1998/04/30      16143.87                    17488.19                    18693.45
  1998/05/31      14983.77                    17187.57                    17416.86
  1998/06/30      16143.87                    17885.73                    18931.40
  1998/07/31      16046.30                    17695.25                    19348.25
  1998/08/31      13585.14                    15136.87                    15845.13
  1998/09/30      15590.93                    16106.54                    18099.82
  1998/10/31      16479.98                    17416.64                    19431.16
  1998/11/30      18735.13                    18472.27                    21695.15
  1998/12/31      22096.18                    19536.64                    25251.29
  1999/01/31      25001.86                    20353.66                    29307.61
  1999/02/28      22594.92                    19721.07                    25789.36
  1999/03/31      25251.23                    20510.11                    27994.44
  1999/04/30      25435.55                    21304.46                    28876.92
  1999/05/31      24589.86                    20801.47                    28562.51
  1999/06/30      27354.60                    21955.95                    31922.25
  1999/07/31      26845.02                    21270.48                    31614.43
  1999/08/31      28156.91                    21165.19                    33261.48
  1999/09/30      28052.66                    20585.06                    33593.44
  1999/10/31      30005.33                    21887.68                    34783.42
  1999/11/30      34205.85                    22332.66                    39644.67
  1999/12/31      41859.06                    23648.05                    47692.15
  2000/01/31      39361.72                    22459.97                    44746.18
IMATRL PRASUN   SHR__CHT 20000131 20000216 162713 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $39,362 - a 293.62% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $44,746 - a 347.46% increase.

ADVISOR TECHNOLOGY FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL B  46.22%         56.74%       301.75%

FIDELITY ADV TECHNOLOGY - CL    41.22%         51.74%       298.75%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         5.59%          10.35%       124.60%

GS Technology                   41.54%         52.68%       347.46%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 185 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL B  56.74%       50.34%

FIDELITY ADV TECHNOLOGY - CL    51.74%       50.01%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         10.35%       26.77%

GS Technology                   52.68%       55.16%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Technology -CL B         S&P 500                     GS Technology
             00197                       SP001                       GS008
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      11110.00                    10516.69                    11083.33
  1996/10/31      11210.00                    10806.74                    11005.93
  1996/11/30      12720.00                    11623.62                    12484.68
  1996/12/31      12459.04                    11393.36                    12085.30
  1997/01/31      13857.92                    12105.21                    13401.78
  1997/02/28      12891.79                    12200.12                    12346.74
  1997/03/31      12116.87                    11698.81                    11700.17
  1997/04/30      12821.34                    12397.23                    12745.92
  1997/05/31      14260.47                    13151.98                    14042.99
  1997/06/30      14391.30                    13741.19                    14224.25
  1997/07/31      15981.39                    14834.57                    16770.21
  1997/08/31      16454.39                    14003.54                    16383.11
  1997/09/30      17124.90                    14770.51                    16876.01
  1997/10/31      14635.94                    14277.18                    15423.60
  1997/11/30      14412.57                    14938.07                    15675.33
  1997/12/31      13670.35                    15194.56                    14927.75
  1998/01/31      14412.33                    15362.61                    15702.74
  1998/02/28      16042.43                    16470.56                    17407.22
  1998/03/31      16008.70                    17314.02                    17691.17
  1998/04/30      16627.02                    17488.19                    18693.45
  1998/05/31      15424.12                    17187.57                    17416.86
  1998/06/30      16604.53                    17885.73                    18931.40
  1998/07/31      16503.35                    17695.25                    19348.25
  1998/08/31      13962.65                    15136.87                    15845.13
  1998/09/30      16019.95                    16106.54                    18099.82
  1998/10/31      16930.55                    17416.64                    19431.16
  1998/11/30      19235.18                    18472.27                    21695.15
  1998/12/31      22675.25                    19536.64                    25251.29
  1999/01/31      25631.91                    20353.66                    29307.61
  1999/02/28      23158.66                    19721.07                    25789.36
  1999/03/31      25868.00                    20510.11                    27994.44
  1999/04/30      26059.11                    21304.46                    28876.92
  1999/05/31      25170.99                    20801.47                    28562.51
  1999/06/30      27992.75                    21955.95                    31922.25
  1999/07/31      27475.61                    21270.48                    31614.43
  1999/08/31      28790.93                    21165.19                    33261.48
  1999/09/30      28683.57                    20585.06                    33593.44
  1999/10/31      30661.75                    21887.68                    34783.42
  1999/11/30      34936.03                    22332.66                    39644.67
  1999/12/31      42738.02                    23648.05                    47692.15
  2000/01/31      39875.00                    22459.97                    44746.18
IMATRL PRASUN   SHR__CHT 20000131 20000216 153414 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $39,875 - a 298.75% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $44,746 - a 347.46% increase.

ADVISOR TECHNOLOGY FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL C  46.22%         56.72%       301.47%

FIDELITY ADV TECHNOLOGY - CL    45.22%         55.72%       301.47%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                         5.59%          10.35%       124.60%

GS Technology                   41.54%         52.68%       347.46%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 185 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,      PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY - CL C  56.72%       50.31%

FIDELITY ADV TECHNOLOGY - CL    55.72%       50.31%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                         10.35%       26.77%

GS Technology                   52.68%       55.16%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Technology -CL C         S&P 500                     GS Technology
             00476                       SP001                       GS008
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      11110.00                    10516.69                    11083.33
  1996/10/31      11210.00                    10806.74                    11005.93
  1996/11/30      12720.00                    11623.62                    12484.68
  1996/12/31      12459.04                    11393.36                    12085.30
  1997/01/31      13857.92                    12105.21                    13401.78
  1997/02/28      12891.79                    12200.12                    12346.74
  1997/03/31      12116.87                    11698.81                    11700.17
  1997/04/30      12821.34                    12397.23                    12745.92
  1997/05/31      14260.47                    13151.98                    14042.99
  1997/06/30      14391.30                    13741.19                    14224.25
  1997/07/31      15981.39                    14834.57                    16770.21
  1997/08/31      16454.39                    14003.54                    16383.11
  1997/09/30      17124.90                    14770.51                    16876.01
  1997/10/31      14635.94                    14277.18                    15423.60
  1997/11/30      14426.16                    14938.07                    15675.33
  1997/12/31      13677.73                    15194.56                    14927.75
  1998/01/31      14406.46                    15362.61                    15702.74
  1998/02/28      16043.30                    16470.56                    17407.22
  1998/03/31      15998.46                    17314.02                    17691.17
  1998/04/30      16615.07                    17488.19                    18693.45
  1998/05/31      15415.47                    17187.57                    17416.86
  1998/06/30      16592.65                    17885.73                    18931.40
  1998/07/31      16480.54                    17695.25                    19348.25
  1998/08/31      13958.01                    15136.87                    15845.13
  1998/09/30      16009.67                    16106.54                    18099.82
  1998/10/31      16906.57                    17416.64                    19431.16
  1998/11/30      19216.08                    18472.27                    21695.15
  1998/12/31      22657.94                    19536.64                    25251.29
  1999/01/31      25617.71                    20353.66                    29307.61
  1999/02/28      23151.23                    19721.07                    25789.36
  1999/03/31      25853.14                    20510.11                    27994.44
  1999/04/30      26043.74                    21304.46                    28876.92
  1999/05/31      25158.05                    20801.47                    28562.51
  1999/06/30      27983.28                    21955.95                    31922.25
  1999/07/31      27456.35                    21270.48                    31614.43
  1999/08/31      28779.28                    21165.19                    33261.48
  1999/09/30      28660.15                    20585.06                    33593.44
  1999/10/31      30645.21                    21887.68                    34783.42
  1999/11/30      34920.74                    22332.66                    39644.67
  1999/12/31      42728.44                    23648.05                    47692.15
  2000/01/31      40147.45                    22459.97                    44746.18
IMATRL PRASUN   SHR__CHT 20000131 20000224 154008 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $40,147 - a 301.47% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $44,746 - a 347.46% increase.

ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Larry Rakers)

NOTE TO SHAREHOLDERS: Larry Rakers became Portfolio Manager of
Fidelity Advisor Technology Fund on January 4, 2000.

Q. HOW DID THE FUND PERFORM, LARRY?

A. For the six-month period that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares posted returns of 46.80%, 46.63%, 46.22% and 46.22%, respectively. This performance topped the 41.54% return of the Goldman Sachs Technology Index - an index of 185 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned 5.59%. For the year that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 57.87%, 57.44%, 56.74% and 56.72%, respectively, outpacing the Goldman Sachs and S&P 500 indexes, which posted respective returns of 52.68% and 10.35%.

Q. WHAT FACTORS ENABLED THE FUND TO OUTPERFORM THE GOLDMAN SACHS INDEX DURING THE SIX-MONTH PERIOD?

A. The decision to remain underweighted in many lagging computer hardware manufacturers relative to the index paid off nicely for the fund. Having no exposure to IBM and holding considerably less Dell than the index really helped. Many of the key players in this space were hurt by declining sales attributed to component shortages and Y2K-related shortfalls. Another key was the overweighting in leading communications equipment and Internet infrastructure names such as Ericsson, Qualcomm, Nortel Networks and JDS Uniphase. Some good picks within Internet services, namely Exodus Communications and Akamai Technologies, further bolstered relative performance.

Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?

A. I haven't made any significant changes to the prevailing themes I just outlined. The basic premise behind the fund's current positioning is the same. It remains simply a function of where we perceive the highest growth rates to be in the technology group, which hasn't changed much in recent months. On the margin, though, I stepped up our exposure to optical networking, an area I feel houses some of the best growth prospects in the sector.

Q. TECHNOLOGY LED ALL OTHER SEGMENTS OF THE MARKET BY WIDE MARGINS OVER THE PAST SIX MONTHS. WHAT HELPED FUEL THIS DISPARITY?

A. Simply put, it was relative growth rates. Investors rallied around the group's superior earnings growth potential relative to all other areas of the market, respectful of the power of the Internet to reshape the face of the domestic economy and permanently alter the way business is transacted. The market's confidence in the sector was so strong that even markedly higher interest rates - typically a nemesis of growth stocks - couldn't tame the bullishness.

Q. HOW DID OTHER STRATEGIES PLAY OUT FOR THE FUND?

A. Having exposure to software companies that provide Internet infrastructure, such as Vignette and i2 Technologies, gave us a nice lift. We weren't as fortunate with some of our holdings in computer peripherals, namely Electronics for Imaging, and software utilities companies such as BMC Software, which drifted lower alongside computer stocks. The fund's underexposure to some of the period's biggest winners, namely Sun Microsystems, Yahoo!, Intel and Oracle, also dampened relative performance.

Q. WHICH STOCKS HELPED THE MOST? WHICH HURT?

A. The market rewarded JDS Uniphase, a top manufacturer of optical network components, for its leadership position in the race for higher bandwidth - a measure of transmission speed and capacity to deliver data, voice and video. Exodus rose sharply on strong demand for its Web hosting services from companies looking to bring their businesses to the Internet. Gateway was one of the few stars in the computer industry, benefiting in the months leading up to Y2K from selling exclusively to consumers, a group seemingly less affected than corporations by the millennium changeover. In terms of detractors, Electronics for Imaging - a provider of printer-related products - stumbled in response to weak earnings posted by Xerox, its largest customer. BMC was felled by slowing sales related to Y2K and a salesforce restructuring. An out-of- benchmark position in computer hardware wholesaler Ingram Micro also hurt.

Q. WHAT'S YOUR OUTLOOK?

A. I expect much of the same in terms of strategy in the coming months. That is, I'll likely maintain the fund's overweighting in communications equipment and Internet infrastructure at the expense of computer systems and hardware. I'll continue to be mindful of valuations and relative growth rates to help me further hone my industry positioning. With regard to security selection, I will rely heavily on my team of 20 analysts to support me in my quest to uncover the best stocks in a rapidly changing sector.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$2.4 billion

MANAGER: Larry Rakers, since January 2000;
joined Fidelity in 1993
(checkmark)

ADVISOR TECHNOLOGY FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S NET ASSETS

Cisco Systems, Inc.            7.6

Microsoft Corp.                6.3

Motorola, Inc.                 4.8

Oracle Corp.                   3.6

Lucent Technologies, Inc.      3.3

EMC Corp.                      2.9

Hewlett-Packard Co.            2.2

Texas Instruments, Inc.        2.1

Nortel Networks Corp.          2.0

Intuit, Inc.                   1.9

                               36.7

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Computer Services & Software    37.2%

                        Electronics                     19.2%

                        Communications Equipment        16.5%

                        Computers &  Office Equipment   13.5%

                        Cellular                        1.1%

                        All Others *                    12.5%


Row: 1, Col: 1, Value: 37.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 19.2
Row: 1, Col: 4, Value: 16.5
Row: 1, Col: 5, Value: 13.5
Row: 1, Col: 6, Value: 1.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 12.5
* INCLUDES SHORT-TERM
INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
ADVISOR TECHNOLOGY FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 92.0%

                                 SHARES                         VALUE (NOTE 1)

ADVERTISING - 1.0%

DoubleClick, Inc. (a)             190,000                       $ 18,774,375

Internet Capital Group, Inc.      50,000                         5,950,000

L90, Inc.                         2,700                          60,750

                                                                 24,785,125

BROADCASTING - 0.1%

American Tower Corp. Class A      88,700                         3,159,938
(a)

Regent Communication, Inc.        3,000                          35,250

                                                                 3,195,188

CELLULAR - 1.1%

QUALCOMM, Inc. (a)                204,000                        25,908,000

COMMUNICATIONS EQUIPMENT -
16.5%

Cisco Systems, Inc. (a)           1,728,850                      189,309,061

Efficient Networks, Inc.          56,500                         4,318,719

Globalstar Telecommunications     156,600                        5,158,013
Ltd. (a)

Jabil Circuit, Inc. (a)           143,900                        9,101,675

Lucent Technologies, Inc.         1,476,538                      81,578,725

Nokia AB sponsored ADR            120,400                        22,033,200

Nortel Networks Corp.             528,370                        50,119,021

Telefonaktiebolaget LM            546,300                        40,733,494
Ericsson sponsored ADR

Tellabs, Inc. (a)                 144,900                        7,824,600

Tollgrade Communications,         12,500                         726,563
Inc. (a)

Turnstone Systems, Inc.           1,000                          29,000

                                                                 410,932,071

COMPUTER SERVICES & SOFTWARE
- 37.2%

Adobe Systems, Inc.               49,200                         2,709,075

Affiliated Computer Services,     131,200                        5,215,200
Inc.  Class A (a)

Akamai Technologies, Inc.         80,800                         20,129,300

Amazon.com, Inc. (a)              211,600                        13,661,425

Amdocs Ltd. (a)                   139,200                        7,403,700

America Online, Inc. (a)          624,400                        35,551,775

Ariba, Inc.                       59,000                         9,594,875

At Home Corp. Series A (a)        169,400                        6,106,341

Automatic Data Processing,        383,200                        18,178,050
Inc.

BEA Systems, Inc. (a)             355,800                        26,818,425

BMC Software, Inc. (a)            304,100                        11,517,788

Breakaway Solutions, Inc.         51,800                         4,483,938

BroadVision, Inc. (a)             20,000                         2,546,250

Cadence Design Systems, Inc.      150,000                        3,093,750
(a)

Cambridge Technology              369,300                        7,409,081
Partners, Inc. (a)

Caminus Corp.                     1,800                          40,050

Check Point Software              20,000                         2,203,438
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          130,500                        17,911,125

Clarify, Inc. (a)                 32,000                         3,890,000

CMGI, Inc. (a)                    131,200                        14,768,200



                                 SHARES                         VALUE (NOTE 1)

CNET, Inc. (a)                    40,000                        $ 1,960,000

Commerce One, Inc.                80,000                         13,780,000

Computer Associates               455,600                        31,294,025
International, Inc.

Computer Sciences Corp. (a)       111,500                        10,244,063

Compuware Corp. (a)               82,300                         1,743,731

CyberSource Corp.                 16,200                         569,025

Digital Insight Corp.             81,200                         3,481,450

DST Systems, Inc. (a)             258,500                        16,059,313

E.piphany, Inc.                   14,300                         2,259,400

eBay, Inc. (a)                    58,800                         8,823,675

Electronic Data Systems Corp.     58,200                         3,935,775

Electronics for Imaging, Inc.     548,400                        25,706,250
(a)

Engage Technologies, Inc.         20,000                         2,600,000

Exodus Communications, Inc.       312,000                        35,841,000
(a)

Extensity, Inc.                   1,600                          92,600

F5 Networks, Inc.                 40,500                         3,807,000

HealthGate Data Corp.             2,200                          23,788

i2 Technologies, Inc. (a)         68,500                         13,194,813

IMS Health, Inc.                  75,900                         1,703,006

Inktomi Corp. (a)                 77,200                         7,676,575

Intertrust Technologies Corp.     71,800                         10,366,125

Intuit, Inc. (a)                  776,800                        46,850,750

J. D. Edwards & Co. (a)           65,000                         1,937,813

Legato Systems, Inc. (a)          127,500                        3,211,406

Lycos, Inc. (a)                   50,000                         3,671,875

Mercury Interactive Corp. (a)     30,000                         3,281,250

Micromuse, Inc. (a)               61,000                         9,954,438

Microsoft Corp. (a)               1,604,600                      157,050,225

NCR Corp. (a)                     29,400                         1,131,900

Networks Associates, Inc. (a)     150,000                        3,890,625

New Era of Networks, Inc. (a)     87,800                         4,582,063

Oracle Corp. (a)                  1,797,000                      89,765,766

Peregrine Systems, Inc. (a)       45,000                         3,417,188

Phone.com, Inc.                   50,000                         5,500,000

Portal Software, Inc.             41,200                         2,044,550

Proxicom, Inc.                    109,000                        11,009,000

PSINet, Inc. (a)                  20,000                         1,597,500

Rational Software Corp. (a)       60,000                         3,120,000

RealNetworks, Inc. (a)            125,900                        19,789,906

Redback Networks, Inc.            116,400                        21,672,225

Sabre Group Holdings, Inc.        115,000                        5,117,500
Class A (a)

Siebel Systems, Inc. (a)          164,800                        15,110,100

Silknet Software, Inc.            35,000                         5,166,875

Software.com, Inc.                30,000                         2,036,250

Unisys Corp. (a)                  393,500                        12,542,813

Usinternetworking, Inc.           87,200                         3,793,200

Verio, Inc. (a)                   45,000                         2,896,875

VeriSign, Inc. (a)                90,700                         14,636,713

VERITAS Software Corp. (a)        219,250                        31,983,094

Vignette Corp.                    126,000                        24,570,000

Yahoo!, Inc. (a)                  25,000                         8,051,563

                                                                 927,776,863

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

COMPUTERS & OFFICE EQUIPMENT
- 13.5%

Adaptec, Inc. (a)                 100,000                       $ 5,237,500

Advanced Digital Information      31,900                         1,563,100
Corp. (a)

Alteon Websystems, Inc.           30,000                         2,951,250

Apple Computer, Inc. (a)          43,200                         4,482,000

Compaq Computer Corp.             733,300                        20,074,088

Comverse Technology, Inc. (a)     148,700                        21,319,863

Dell Computer Corp. (a)           825,400                        31,726,313

EMC Corp. (a)                     686,500                        73,112,250

Emulex Corp. (a)                  158,800                        15,880,000

Gateway, Inc. (a)                 214,800                        13,143,075

Globix Corp. (a)                  20,000                         1,707,500

Hewlett-Packard Co.               494,800                        53,562,100

Ingram Micro, Inc. Class A (a)    26,500                         303,094

Juniper Networks, Inc.            209,600                        28,361,500

Lexmark International Group,      78,300                         7,379,775
Inc.  Class A (a)

Network Appliance, Inc. (a)       263,600                        26,458,850

SCI Systems, Inc. (a)             45,900                         3,304,800

Sun Microsystems, Inc. (a)        285,000                        22,390,313

Symbol Technologies, Inc.         54,000                         3,223,125

T/R Systems, Inc.                 3,300                          39,806

                                                                 336,220,302

CONSUMER ELECTRONICS - 0.4%

Gemstar International Group       163,200                        10,832,400
Ltd. (a)

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   1,700                          23,800

ELECTRICAL EQUIPMENT - 0.5%

American Power Conversion         85,300                         2,353,747
Corp. (a)

Furukawa Electric Co. Ltd.        463,000                        6,775,925

InterWAVE Communications          1,000                          36,500
International Ltd.

Pinnacle Systems (a)              42,500                         2,071,875

                                                                 11,238,047

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        150,200                        9,941,363

Cohu, Inc.                        50,000                         2,062,500

Lernout & Hauspie Speech          117,000                        5,499,000
Products NV (a)

Sawtek, Inc. (a)                  35,500                         2,245,375

Sequenom, Inc.                    900                            23,400

                                                                 19,771,638



                                 SHARES                         VALUE (NOTE 1)

ELECTRONICS - 19.2%

Altera Corp. (a)                  226,800                       $ 14,912,100

Analog Devices, Inc. (a)          167,700                        15,679,950

Applied Micro Circuits Corp.      104,000                        15,366,000
(a)

AVX Corp.                         237,100                        14,107,450

Broadcom Corp. Class A (a)        58,600                         16,953,713

Brocade Communications            110,700                        17,933,400
Systems, Inc.

Conexant Systems, Inc. (a)        149,300                        12,615,850

Cree Research, Inc. (a)           33,000                         3,106,125

E Tek Dynamics, Inc.              20,000                         3,640,000

Flextronics International         40,000                         1,987,500
Ltd. (a)

Intel Corp.                       310,000                        30,670,625

JDS Uniphase Corp. (a)            167,600                        34,179,925

KEMET Corp. (a)                   423,200                        20,128,450

Linear Technology Corp.           97,000                         9,184,688

LSI Logic Corp. (a)               111,900                        9,147,825

Maxim Integrated Products,        160,800                        8,060,100
Inc. (a)

Microchip Technology, Inc. (a)    28,400                         1,785,650

Micron Technology, Inc. (a)       25,000                         1,554,688

Motorola, Inc.                    884,289                        120,926,521

National Semiconductor Corp.      82,100                         4,310,250
(a)

PMC-Sierra, Inc. (a)              40,500                         7,310,250

QLogic Corp. (a)                  103,700                        15,859,619

Quantum Effect Devices, Inc.      1,200                          19,200

RF Micro Devices, Inc. (a)        40,600                         3,288,600

Solectron Corp. (a)               165,000                        11,983,125

STMicroelectronics NV             124,800                        21,013,200

Texas Instruments, Inc.           479,600                        51,736,850

Vitesse Semiconductor Corp.       164,000                        7,134,000
(a)

Xilinx, Inc. (a)                  105,160                        4,811,070

                                                                 479,406,724

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Aspect Medical Systems, Inc.      400                            11,200

PACKAGING & CONTAINERS - 0.9%

Corning, Inc.                     140,000                        21,595,000

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Neoforma.com, Inc.                1,600                          80,500

SERVICES - 0.8%

Diamond Technology Partners,      235,900                        19,329,056
Inc.  Class A (a)

Gartner Group, Inc. Class B       30,089                         409,963
(a)

                                                                 19,739,019

TOTAL COMMON STOCKS                             2,291,515,877
(Cost $1,729,632,727)

CASH EQUIVALENTS - 10.3%

                                 SHARES                         VALUE (NOTE 1)

Central Cash Collateral Fund,     40,297,538                    $ 40,297,538
5.56% (b)

Taxable Central Cash Fund,        217,016,168                    217,016,168
5.45% (b)

TOTAL CASH EQUIVALENTS                          257,313,706
(Cost $257,313,706)

TOTAL INVESTMENT PORTFOLIO -                                     2,548,829,583
102.3%
(Cost $1,986,946,433)

NET OTHER ASSETS - (2.3)%                                        (56,927,010)

NET ASSETS - 100%                              $ 2,491,902,573


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,999,015,452. Net unrealized appreciation aggregated $549,814,131, of which $647,565,967 related to appreciated investment securities and $97,751,836 related to depreciated investment securities.

ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                     JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 2,548,829,583
value  (cost $1,986,946,433)
-  See accompanying schedule

Receivable for investments                     1,084,690
sold

Receivable for fund shares                     29,973,028
sold

Dividends receivable                           68,646

Interest receivable                            1,030,710

Redemption fees receivable                     2,536

Other receivables                              102,605

 TOTAL ASSETS                                  2,581,091,798

LIABILITIES

Payable for investments         $ 38,579,126
purchased

Payable for fund shares          7,001,406
redeemed

Accrued management fee           1,149,854

Distribution fees payable        1,412,219

Other payables and  accrued      749,082
expenses

Collateral on securities         40,297,538
loaned,  at value

 TOTAL LIABILITIES                             89,189,225

NET ASSETS                                    $ 2,491,902,573

Net Assets consist of:

Paid in capital                               $ 1,866,680,807

Accumulated net investment                     (6,903,010)
loss

Accumulated undistributed net                  70,241,626
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    561,883,150
(depreciation) on investments

NET ASSETS                                    $ 2,491,902,573

CALCULATION OF MAXIMUM                         $34.59
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($265,669,245 (divided
by)    7,681,578 shares)

 Maximum offering price per                    $36.70
share  (100/94.25 of $34.59)

 CLASS T:  NET ASSET VALUE                     $34.36
and redemption    price per
share ($923,464,936 (divided
by)   26,875,925 shares)

 Maximum offering price per                    $35.61
share  (100/96.50 of $34.36)

 CLASS B:  NET ASSET VALUE                     $33.86
and offering price    per
share ($934,704,383 (divided
by)    27,608,455 shares) A

 CLASS C:  NET ASSET VALUE                     $33.91
and offering price    per
share ($305,476,868 (divided
by)    9,007,353 shares) A

 INSTITUTIONAL CLASS:  NET                     $34.73
ASSET VALUE, offering price
  and redemption price per
share    ($62,587,141
(divided by) 1,802,082
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED JANUARY 31,
                              2000 (UNAUDITED)

INVESTMENT INCOME                             $ 515,780
Dividends

Interest                                       4,147,441

Security lending                               256,058

 TOTAL INCOME                                  4,919,279

EXPENSES

Management fee                   $ 4,209,651

Transfer agent fees               1,870,724

Distribution fees                 5,074,684

Accounting and security           219,840
lending fees

Non-interested trustees'          1,706
compensation

Custodian fees and expenses       23,343

Registration fees                 461,177

Audit                             14,284

Legal                             5,492

Miscellaneous                     3,899

 Total expenses before            11,884,800
reductions

 Expense reductions               (62,511)     11,822,289

NET INVESTMENT INCOME (LOSS)                   (6,903,010)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            90,483,725

 Foreign currency transactions    4,237        90,487,962

Change in net unrealized                       440,895,528
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                531,383,490

NET INCREASE (DECREASE) IN                    $ 524,480,480
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (6,903,010)                 $ (3,282,503)
income (loss)

 Net realized gain (loss)       90,487,962                    51,119,572

 Change in net unrealized       440,895,528                   107,259,307
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     524,480,480                   155,096,376
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (61,161,116)                  -
from net realized gains

Share transactions - net        1,164,428,435                 557,638,871
increase (decrease)

Redemption fees                 391,334                       259,288

  TOTAL INCREASE (DECREASE)     1,628,139,133                 712,994,535
IN NET ASSETS

NET ASSETS

 Beginning of period            863,763,440                   150,768,905

 End of period (including      $ 2,491,902,573               $ 863,763,440
accumulated net investment
loss of $6,903,010 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 24.95                       $ 14.88               $ 15.96   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.08)                         (.09)                 (.08)     (.10)

Net realized and unrealized       11.29                         10.15                 .58       6.13
gain (loss)

Total from investment             11.21                         10.06                 .50       6.03
operations

Less Distributions

From net realized gain            (1.58)                        -                     (1.14)    (.08)

In excess of net realized gain    -                             -                     (.45)     -

Total distributions               (1.58)                        -                     (1.59)    (.08)

Redemption fees added to paid     .01                           .01                   .01       .01
in capital

Net asset value, end of period   $ 34.59                       $ 24.95               $ 14.88   $ 15.96

TOTAL RETURN B, C                 46.80%                        67.67%                4.20%     60.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 265,669                     $ 94,621              $ 15,414  $ 7,313
(000 omitted)

Ratio of expenses to average      1.20% A                       1.25%                 1.39%     1.75% A, F
net assets

Ratio of expenses to average      1.19% A, G                    1.24% G               1.35% G   1.70% A, G
net assets after expense
reductions

Ratio of net investment           (.52)% A                      (.44)%                (.59)%    (.79)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 24.76                       $ 14.80               $ 15.91   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.11)                         (.14)                 (.11)     (.11)

Net realized and unrealized       11.21                         10.09                 .56       6.09
gain (loss)

Total from investment             11.10                         9.95                  .45       5.98
operations

Less Distributions

From net realized gain            (1.51)                        -                     (1.12)    (.08)

In excess of net realized gain    -                             -                     (.45)     -

 Total distributions              (1.51)                        -                     (1.57)    (.08)

Redemption fees added to paid     .01                           .01                   .01       .01
in capital

Net asset value, end of period   $ 34.36                       $ 24.76               $ 14.80   $ 15.91

TOTAL RETURN B, C                 46.63%                        67.30%                3.85%     60.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 923,465                     $ 349,533             $ 90,499  $ 57,624
(000 omitted)

Ratio of expenses to average      1.42% A                       1.47%                 1.60%     1.92% A
net assets

Ratio of expenses to average      1.41% A, F                    1.46% F               1.56% F   1.87% A, F
net assets after expense
reductions

Ratio of net investment           (.74)% A                      (.65)%                (.80)%    (.93)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 24.44                       $ 14.68               $ 15.88   $ 12.88
period

Income from Investment
Operations

Net investment income (loss) D    (.18)                         (.26)                 (.20)     (.08)

Net realized and unrealized       11.04                         10.01                 .57       3.08
gain (loss)

Total from investment             10.86                         9.75                  .37       3.00
operations

Less Distributions

From net realized gain            (1.45)                        -                     (1.13)    -

In excess of net realized gain    -                             -                     (.45)     -

Total distributions               (1.45)                        -                     (1.58)    -

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 33.86                       $ 24.44               $ 14.68   $ 15.88

TOTAL RETURN B, C                 46.22%                        66.49%                3.27%     23.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 934,704                     $ 298,768             $ 31,041  $ 5,105
(000 omitted)

Ratio of expenses to average      1.95% A                       2.01%                 2.21%     2.50% A, F
net assets

Ratio of expenses to average      1.94% A, G                    2.00% G               2.18% G   2.45% A, G
net assets after expense
reductions

Ratio of net investment           (1.27)% A                     (1.19)%               (1.40)%   (1.41)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 24.49                       $ 14.70               $ 14.28
period

Income from Investment
Operations

Net investment income (loss) D    (.18)                         (.25)                 (.17)

Net realized and unrealized       11.06                         10.03                 1.27
gain (loss)

Total from investment             10.88                         9.78                  1.10
operations

Less Distributions

From net realized gain            (1.47)                        -                     (.49)

In excess of net realized gain    -                             -                     (.20)

Total distributions               (1.47)                        -                     (.69)

Redemption fees added to paid     .01                           .01                   .01
in capital

Net asset value, end of period   $ 33.91                       $ 24.49               $ 14.70

TOTAL RETURN B, C                 46.22%                        66.60%                8.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 305,477                     $ 88,120              $ 6,754
(000 omitted)

Ratio of expenses to average      1.94% A                       1.97%                 2.43% A
net assets

Ratio of expenses to average      1.93% A, F                    1.96% F               2.41% A, F
net assets after expense
reductions

Ratio of net investment           (1.25)% A                     (1.16)%               (1.64)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 25.05                       $ 14.89               $ 15.98   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                         (.04)                 (.04)     (.06)

Net realized and unrealized       11.33                         10.19                 .55       6.12
gain (loss)

Total from investment             11.29                         10.15                 .51       6.06
operations

Less Distributions

From net realized gain            (1.62)                        -                     (1.15)    (.09)

In excess of net realized gain    -                             -                     (.46)     -

Total distributions               (1.62)                        -                     (1.61)    (.09)

Redemption fees added to paid     .01                           .01                   .01       .01
in capital

Net asset value, end of period   $ 34.73                       $ 25.05               $ 14.89   $ 15.98

TOTAL RETURN B, C                 46.96%                        68.23%                4.26%     60.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 62,587                      $ 32,722              $ 7,060   $ 3,598
(000 omitted)

Ratio of expenses to average      .93% A                        .98%                  1.10%     1.50% A, F
net assets

Ratio of expenses to average      .92% A, G                     .97% G                1.07% G   1.44% A, G
net assets after expense
reductions

Ratio of net investment           (.24)% A                      (.17)%                (.30)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,768,158,376 and $722,058,263, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 197,761    $ 185

CLASS T    1,373,921    1,701

CLASS B    2,670,352    2,003,483

CLASS C    832,650      681,384

          $ 5,074,684  $ 2,686,753


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,169,893  $ 626,593

CLASS T    1,244,394    509,029

CLASS B    489,943       489,943*

CLASS C    36,068        36,068*

          $ 2,940,298  $ 1,661,633

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
  AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 216,174    .27 *

CLASS T                 664,905     .24 *

CLASS B                 718,383     .27 *

CLASS C                 210,789     .25 *

INSTITUTIONAL CLASS     60,473      .25 *

                       $ 1,870,724

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $42,766 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $43,907,150. The fund received cash collateral of $40,297,538 which was invested in cash equivalents, and U.S. Treasury obligations valued at $5,805,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $59,953 under this arrangement.
In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,558 under the custodian arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                        2000                          1999

FROM NET REALIZED GAIN

Class A                 $ 7,083,438                   $ -

Class T                  23,785,599                    -

Class B                  21,306,809                    -

Class C                  6,503,042                     -

Institutional Class      2,482,228                     -

Total                   $ 61,161,116                  $ -

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold              4,257,551                     3,280,891           $ 132,860,477

Reinvestment of distributions    237,147                       -                    6,520,072

Shares redeemed                  (605,680)                     (524,386)            (18,800,034)

Net increase (decrease)          3,889,018                     2,756,505           $ 120,580,515

CLASS T Shares sold              14,406,521                    10,904,693          $ 448,894,924

Reinvestment of distributions    830,793                       -                    22,659,130

Shares redeemed                  (2,478,103)                   (2,903,454)          (72,433,209)

Net increase (decrease)          12,759,211                    8,001,239           $ 399,120,845

CLASS B Shares sold              15,931,615                    11,234,873          $ 484,384,843

Reinvestment of distributions    704,655                       -                    18,859,274

Shares redeemed                  (1,254,384)                   (1,122,956)          (37,438,981)

Net increase (decrease)          15,381,886                    10,111,917          $ 465,805,136

CLASS C Shares sold              5,731,533                     3,451,291           $ 175,959,125

Reinvestment of distributions    200,006                       -                    5,388,508

Shares redeemed                  (522,956)                     (311,910)            (16,127,127)

Net increase (decrease)          5,408,583                     3,139,381           $ 165,220,506

INSTITUTIONAL CLASS Shares       990,830                       1,121,900           $ 29,603,402
sold

Reinvestment of distributions    67,708                        -                    1,853,690

Shares redeemed                  (562,768)                     (289,655)            (17,755,659)

Net increase (decrease)          495,770                       832,245             $ 13,701,433





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 74,375,999

Reinvestment of distributions    -

Shares redeemed                  (11,021,514)

Net increase (decrease)         $ 63,354,485

CLASS T Shares sold             $ 237,438,732

Reinvestment of distributions    -

Shares redeemed                  (59,161,752)

Net increase (decrease)         $ 178,276,980

CLASS B Shares sold             $ 250,482,834

Reinvestment of distributions    -

Shares redeemed                  (23,194,043)

Net increase (decrease)         $ 227,288,791

CLASS C Shares sold             $ 76,473,150

Reinvestment of distributions    -

Shares redeemed                  (6,794,753)

Net increase (decrease)         $ 69,678,397

INSTITUTIONAL CLASS Shares      $ 24,772,786
sold

Reinvestment of distributions    -

Shares redeemed                  (5,732,568)

Net increase (decrease)         $ 19,040,218


ADVISOR UTILITIES GROWTH FUND - CLASS A
PERFORMANCE


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL A  18.64%         38.16%       192.12%

FIDELITY ADV UTILITIES - CL A  11.82%         30.22%       175.33%
(INCL. 5.75% SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Utilities                   12.17%         18.87%       144.74%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 151 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL A    38.16%       36.93%

FIDELITY ADV UTILITIES - CL A    30.22%       34.57%
(INCL. 5.75% SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Utilities                     18.87%       30.00%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Utilities Growth -CL A   S&P 500                     GS Utilities
             00186                       SP001                       GS007
  1996/09/03       9425.00                    10000.00                    10000.00
  1996/09/30       9566.38                    10516.69                    10176.08
  1996/10/31      10150.73                    10806.74                    10476.83
  1996/11/30      10697.38                    11623.62                    10911.15
  1996/12/31      10842.70                    11393.36                    10972.81
  1997/01/31      11148.13                    12105.21                    11198.39
  1997/02/28      11310.38                    12200.12                    11368.11
  1997/03/31      10737.71                    11698.81                    10703.10
  1997/04/30      11109.95                    12397.23                    10813.53
  1997/05/31      11816.25                    13151.98                    11421.28
  1997/06/30      12188.49                    13741.19                    11800.54
  1997/07/31      12474.83                    14834.57                    12102.55
  1997/08/31      12169.40                    14003.54                    11763.95
  1997/09/30      13478.33                    14770.51                    12662.62
  1997/10/31      13266.07                    14277.18                    12858.05
  1997/11/30      13893.20                    14938.07                    14071.85
  1997/12/31      14103.80                    15194.56                    14800.43
  1998/01/31      15033.60                    15362.61                    15075.28
  1998/02/28      16412.64                    16470.56                    15318.83
  1998/03/31      17405.13                    17314.02                    16771.80
  1998/04/30      17290.21                    17488.19                    16224.12
  1998/05/31      16736.51                    17187.57                    16023.80
  1998/06/30      16590.24                    17885.73                    16401.68
  1998/07/31      16715.61                    17695.25                    16397.57
  1998/08/31      14260.51                    15136.87                    15244.65
  1998/09/30      15680.46                    16106.54                    16699.19
  1998/10/31      15928.10                    17416.64                    17462.71
  1998/11/30      16626.01                    18472.27                    18082.46
  1998/12/31      18670.65                    19536.64                    19876.18
  1999/01/31      19927.55                    20353.66                    20588.34
  1999/02/28      19287.67                    19721.07                    19916.98
  1999/03/31      20190.35                    20510.11                    19710.20
  1999/04/30      21984.29                    21304.46                    21005.03
  1999/05/31      22395.64                    20801.47                    21603.51
  1999/06/30      23206.91                    21955.95                    22204.38
  1999/07/31      23206.91                    21270.48                    21818.20
  1999/08/31      21778.62                    21165.19                    20718.21
  1999/09/30      22282.44                    20585.06                    21211.52
  1999/10/31      24351.61                    21887.68                    22794.58
  1999/11/30      25607.47                    22332.66                    23021.38
  1999/12/31      26808.86                    23648.05                    23901.40
  2000/01/31      27532.77                    22459.97                    24473.87
IMATRL PRASUN   SHR__CHT 20000131 20000216 162738 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $27,533 - a 175.33% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $24,474 - a 144.74% increase.

ADVISOR UTILITIES GROWTH FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL T  18.57%         37.93%       189.66%

FIDELITY ADV UTILITIES - CL T  14.42%         33.11%       179.52%
(INCL. 3.50% SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Utilities                   12.17%         18.87%       144.74%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 151 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL T    37.93%       36.59%

FIDELITY ADV UTILITIES - CL T    33.11%       35.17%
(INCL. 3.50% SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Utilities                     18.87%       30.00%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Utilities Growth -CL T   S&P 500                     GS Utilities
             00196                       SP001                       GS007
  1996/09/03       9650.00                    10000.00                    10000.00
  1996/09/30       9794.75                    10516.69                    10176.08
  1996/10/31      10393.05                    10806.74                    10476.83
  1996/11/30      10943.10                    11623.62                    10911.15
  1996/12/31      11101.67                    11393.36                    10972.81
  1997/01/31      11404.62                    12105.21                    11198.39
  1997/02/28      11560.98                    12200.12                    11368.11
  1997/03/31      10974.62                    11698.81                    10703.10
  1997/04/30      11345.98                    12397.23                    10813.53
  1997/05/31      12069.16                    13151.98                    11421.28
  1997/06/30      12440.51                    13741.19                    11800.54
  1997/07/31      12733.69                    14834.57                    12102.55
  1997/08/31      12420.97                    14003.54                    11763.95
  1997/09/30      13750.63                    14770.51                    12662.62
  1997/10/31      13533.46                    14277.18                    12858.05
  1997/11/30      14175.09                    14938.07                    14071.85
  1997/12/31      14379.75                    15194.56                    14800.43
  1998/01/31      15329.86                    15362.61                    15075.28
  1998/02/28      16728.34                    16470.56                    15318.83
  1998/03/31      17731.82                    17314.02                    16771.80
  1998/04/30      17603.72                    17488.19                    16224.12
  1998/05/31      17048.60                    17187.57                    16023.80
  1998/06/30      16899.14                    17885.73                    16401.68
  1998/07/31      17027.25                    17695.25                    16397.57
  1998/08/31      14518.53                    15136.87                    15244.65
  1998/09/30      15956.09                    16106.54                    16699.19
  1998/10/31      16208.81                    17416.64                    17462.71
  1998/11/30      16921.04                    18472.27                    18082.46
  1998/12/31      18983.17                    19536.64                    19876.18
  1999/01/31      20265.02                    20353.66                    20588.34
  1999/02/28      19612.44                    19721.07                    19916.98
  1999/03/31      20521.40                    20510.11                    19710.20
  1999/04/30      22350.96                    21304.46                    21005.03
  1999/05/31      22758.82                    20801.47                    21603.51
  1999/06/30      23574.55                    21955.95                    22204.38
  1999/07/31      23574.55                    21270.48                    21818.20
  1999/08/31      22129.55                    21165.19                    20718.21
  1999/09/30      22631.16                    20585.06                    21211.52
  1999/10/31      24726.19                    21887.68                    22794.58
  1999/11/30      26005.13                    22332.66                    23021.38
  1999/12/31      27215.77                    23648.05                    23901.40
  2000/01/31      27952.32                    22459.97                    24473.87
IMATRL PRASUN   SHR__CHT 20000131 20000216 163039 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $27,952 - a 179.52% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $24,474 - a 144.74% increase.

ADVISOR UTILITIES GROWTH FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL B  18.22%         37.21%       185.33%

FIDELITY ADV UTILITIES - CL B  13.22%         32.21%       182.33%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Utilities                   12.17%         18.87%       144.74%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 151 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL B    37.21%       35.99%

FIDELITY ADV UTILITIES - CL B    32.21%       35.57%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          10.35%       26.77%

GS Utilities                     18.87%       30.00%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Utilities Growth -CL B   S&P 500                     GS Utilities
             00189                       SP001                       GS007
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10150.00                    10516.69                    10176.08
  1996/10/31      10770.00                    10806.74                    10476.83
  1996/11/30      11340.00                    11623.62                    10911.15
  1996/12/31      11504.32                    11393.36                    10972.81
  1997/01/31      11818.26                    12105.21                    11198.39
  1997/02/28      11980.29                    12200.12                    11368.11
  1997/03/31      11372.67                    11698.81                    10703.10
  1997/04/30      11747.37                    12397.23                    10813.53
  1997/05/31      12496.77                    13151.98                    11421.28
  1997/06/30      12871.47                    13741.19                    11800.54
  1997/07/31      13175.28                    14834.57                    12102.55
  1997/08/31      12841.09                    14003.54                    11763.95
  1997/09/30      14219.71                    14770.51                    12662.62
  1997/10/31      13984.25                    14277.18                    12858.05
  1997/11/30      14639.45                    14938.07                    14071.85
  1997/12/31      14841.43                    15194.56                    14800.43
  1998/01/31      15815.36                    15362.61                    15075.28
  1998/02/28      17243.06                    16470.56                    15318.83
  1998/03/31      18272.33                    17314.02                    16771.80
  1998/04/30      18139.52                    17488.19                    16224.12
  1998/05/31      17552.95                    17187.57                    16023.80
  1998/06/30      17386.94                    17885.73                    16401.68
  1998/07/31      17519.75                    17695.25                    16397.57
  1998/08/31      14929.97                    15136.87                    15244.65
  1998/09/30      16408.14                    16106.54                    16699.19
  1998/10/31      16658.19                    17416.64                    17462.71
  1998/11/30      17372.63                    18472.27                    18082.46
  1998/12/31      19493.97                    19536.64                    19876.18
  1999/01/31      20795.98                    20353.66                    20588.34
  1999/02/28      20108.81                    19721.07                    19916.98
  1999/03/31      21037.10                    20510.11                    19710.20
  1999/04/30      22905.72                    21304.46                    21005.03
  1999/05/31      23315.61                    20801.47                    21603.51
  1999/06/30      24147.45                    21955.95                    22204.38
  1999/07/31      24135.39                    21270.48                    21818.20
  1999/08/31      22640.50                    21165.19                    20718.21
  1999/09/30      23134.78                    20585.06                    21211.52
  1999/10/31      25275.72                    21887.68                    22794.58
  1999/11/30      26560.29                    22332.66                    23021.38
  1999/12/31      27798.29                    23648.05                    23901.40
  2000/01/31      28233.00                    22459.97                    24473.87
IMATRL PRASUN   SHR__CHT 20000131 20000216 162919 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $28,233 - a 182.33% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $24,474 - a 144.74% increase.

ADVISOR UTILITIES GROWTH FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL C  18.24%         37.24%       185.40%

FIDELITY ADV UTILITIES - CL C  17.24%         36.24%       185.40%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        5.59%          10.35%       124.60%

GS Utilities                   12.17%         18.87%       144.74%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 151 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - CL C      37.24%       35.99%

FIDELITY ADV UTILITIES - CL C      36.24%       35.99%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                            10.35%       26.77%

GS Utilities                       18.87%       30.00%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)


$10,000 OVER LIFE OF FUND
             FA Utilities Growth -CL C   S&P 500                     GS Utilities
             00477                       SP001                       GS007
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10150.00                    10516.69                    10176.08
  1996/10/31      10770.00                    10806.74                    10476.83
  1996/11/30      11340.00                    11623.62                    10911.15
  1996/12/31      11504.32                    11393.36                    10972.81
  1997/01/31      11818.26                    12105.21                    11198.39
  1997/02/28      11980.29                    12200.12                    11368.11
  1997/03/31      11372.67                    11698.81                    10703.10
  1997/04/30      11747.37                    12397.23                    10813.53
  1997/05/31      12496.77                    13151.98                    11421.28
  1997/06/30      12871.47                    13741.19                    11800.54
  1997/07/31      13175.28                    14834.57                    12102.55
  1997/08/31      12841.09                    14003.54                    11763.95
  1997/09/30      14219.71                    14770.51                    12662.62
  1997/10/31      13984.25                    14277.18                    12858.05
  1997/11/30      14637.79                    14938.07                    14071.85
  1997/12/31      14849.51                    15194.56                    14800.43
  1998/01/31      15822.52                    15362.61                    15075.28
  1998/02/28      17259.93                    16470.56                    15318.83
  1998/03/31      18288.23                    17314.02                    16771.80
  1998/04/30      18144.48                    17488.19                    16224.12
  1998/05/31      17558.47                    17187.57                    16023.80
  1998/06/30      17392.61                    17885.73                    16401.68
  1998/07/31      17525.29                    17695.25                    16397.57
  1998/08/31      14937.96                    15136.87                    15244.65
  1998/09/30      16405.05                    16106.54                    16699.19
  1998/10/31      16655.24                    17416.64                    17462.71
  1998/11/30      17381.97                    18472.27                    18082.46
  1998/12/31      19492.40                    19536.64                    19876.18
  1999/01/31      20795.11                    20353.66                    20588.34
  1999/02/28      20119.63                    19721.07                    19916.98
  1999/03/31      21036.35                    20510.11                    19710.20
  1999/04/30      22905.98                    21304.46                    21005.03
  1999/05/31      23316.09                    20801.47                    21603.51
  1999/06/30      24148.38                    21955.95                    22204.38
  1999/07/31      24136.31                    21270.48                    21818.20
  1999/08/31      22640.61                    21165.19                    20718.21
  1999/09/30      23147.77                    20585.06                    21211.52
  1999/10/31      25278.47                    21887.68                    22794.58
  1999/11/30      26564.46                    22332.66                    23021.38
  1999/12/31      27803.84                    23648.05                    23901.40
  2000/01/31      28539.52                    22459.97                    24473.87
IMATRL PRASUN   SHR__CHT 20000131 20000216 162917 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $28,540 - a 185.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $24,474 - a 144.74% increase.

ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Peter Saperstone)

An interview with
Peter Saperstone, Portfolio Manager of Fidelity Advisor Utilities
Growth Fund

Q. HOW DID THE FUND PERFORM, PETER?

A. Both absolute and relative performance were strong. For the six months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 18.64%, 18.57%, 18.22% and 18.24%, respectively. During the same period, the Goldman Sachs Utilities Index - an index of 151 stocks designed to measure the performance of companies in the utilities sector - returned 12.17%, while the Standard & Poor's 500 Index returned 5.59%. For the 12 months that ended January 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 38.16%, 37.93%, 37.21% and 37.24%, respectively, while the Goldman Sachs index and the S&P 500 returned 18.87% and 10.35%, respectively.

Q. WHAT FACTORS ENABLED THE FUND TO OUTPERFORM THE GOLDMAN SACHS
INDEX?

A. I overweighted telecommunications stocks and underweighted electric utilities relative to the Goldman Sachs index. That strategy helped because the telecommunications sector continued to experience strong growth, while electric utilities suffered from weak performance due to higher interest rates and fears of slowing earnings growth as a result of deregulation. Within the telecommunications sector, the fund benefited from a concentration on newer entrants and less emphasis on more established companies. My rationale was that newer companies have more to gain and less to lose from deregulation than established companies such as the regional Bell operating companies (RBOCs). Within the electric utilities group, I stressed independent power producers (IPPs) over traditional electric utilities. Although we classify them as electric utilities, IPPs generally have much stronger growth prospects than conventional electric utilities, and their performance helped the fund substantially.

Q. WHAT WERE SOME EXAMPLES OF HIGH-GROWTH AREAS IN THE
TELECOMMUNICATIONS MARKETS?

A. One high-growth area for new entrants was the local telephone service market, which until a few years ago was served exclusively by the RBOCs. The new players on the block in that market are called competitive local exchange carriers (CLECs). These companies have far less overhead than the RBOCs, and they have taken away considerable market share by offering extremely competitive service plans and rates. Another area experiencing dramatic growth was the wireless industry, which benefited from rapidly growing demand as a result of falling prices and new features such as Internet access and voice activation.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?

A. Three wireless stocks made the list of holdings that performed well
- Nextel, Sprint PCS and VoiceStream. All three benefited from the rapidly growing market for wireless products and services. Also helping performance was Calpine, an IPP. As investors became aware of the large number of potentially profitable projects coming on line for the company, the price-to-earnings ratio considered reasonable for its stock expanded dramatically. Finally, two CLECs - McLeodUSA and Metromedia Fiber - continued to gain market share and expand their capacity to handle data traffic.

Q. WHAT STOCKS TURNED IN DISAPPOINTING PERFORMANCES?

A. SBC Communications and Bell Atlantic exemplified the poorly performing RBOCs group. Investors shunned the stocks as they saw the companies' markets increasingly penetrated by competitors. The stocks of established long-distance companies AT&T and MCI WorldCom also hurt performance. These two core holdings suffered from slowing growth and eroding market share. Another lackluster performer, electric utility PG&E, was representative of the twin problems facing many companies in that industry during the period: slowing earnings growth and higher interest rates.

Q. WHAT'S YOUR OUTLOOK, PETER?

A. The utilities market - especially the telecommunications industry - should remain one of the premier growth areas of the economy for the foreseeable future. Deregulation and technological innovation are powerful forces benefiting telecommunications companies in the U.S and abroad. While there may be occasional periods in which values get ahead of themselves, the utilities sector should continue to appreciate faster than the overall market in the long run. I plan to continue my strategy of emphasizing "attackers" over "defenders" for the reasons I mentioned earlier. For now, rising interest rates offer another reason to underweight the RBOCs and traditional electric utilities since those stocks often follow bond prices lower in such an environment.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$416 million

MANAGER: Peter Saperstone, since 1998;
joined Fidelity in 1995

(checkmark)
ADVISOR UTILITIES GROWTH FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S NET ASSETS

AT&T Corp.                     9.1

Nextel Communications, Inc.    7.0
Class A

SBC Communications, Inc.       6.9

BellSouth Corp.                6.9

MCI WorldCom, Inc.             6.9

Mannesmann AG (Reg.)           4.4

BCE, Inc.                      3.4

Verio, Inc.                    2.8

Sprint Corp. - PCS Group       2.6
Series 1

Sprint Corp. - FON Group       2.6

                               52.6

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Telephone Services              48.5%

                        Cellular                        18.5%

                        Electric Utility                10.6%

                        Computer Services  & Software   6.1%

                        Gas                             4.3%

                        All Others *                    12.0%


Row: 1, Col: 1, Value: 48.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 18.5
Row: 1, Col: 4, Value: 10.6
Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 12.8
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR UTILITIES GROWTH FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 95.5%

                                 SHARES                      VALUE (NOTE 1)

BROADCASTING - 1.2%

AT&T Corp. - Liberty Media        18,600                     $ 950,925
Group  Class A (a)

EchoStar Communications Corp.     4,800                       390,900
 Class A (a)

Metro One Telecommunications,     150,000                     1,865,625
Inc. (a)

PanAmSat Corp. (a)                30,000                      1,576,875

                                                              4,784,325

CELLULAR - 18.5%

ALLTEL Corp.                      80,100                      5,346,675

China Telecom (Hong Kong)         1,031,000                   6,443,751
Ltd. (a)

Mannesmann AG (Reg.)              68,000                      18,492,913

Nextel Communications, Inc.       275,000                     29,253,125
Class A (a)

SBA Communications Corp.          115,000                     3,485,938
Class A

Sprint Corp. - PCS Group          100,000                     11,006,250
Series 1 (a)

Triton PCS Holdings, Inc.         37,100                      1,518,781
Class A

VoiceStream Wireless Corp. (a)    15,000                      1,760,625

                                                              77,308,058

COMMUNICATIONS EQUIPMENT - 2.2%

Globalstar Telecommunications     5,600                       184,450
Ltd. (a)

Nokia AB sponsored ADR            50,000                      9,150,000

                                                              9,334,450

COMPUTER SERVICES & SOFTWARE
- 6.1%

Concentric Network Corp. (a)      61,700                      2,614,538

Covad Communications Group,       100,000                     7,075,000
Inc.

PSINet, Inc. (a)                  50,000                      3,993,750

Verio, Inc. (a)                   182,600                     11,754,875

                                                              25,438,163

CONSUMER ELECTRONICS - 0.6%

General Motors Corp. Class H      22,900                      2,576,250
(a)

ELECTRIC UTILITY - 10.6%

AES Corp. (a)                     100,000                     8,012,500

Calpine Corp. (a)                 113,000                     8,263,125

Citizens Utilities Co. Class B    250,000                     3,703,125

CMS Energy Corp.                  139,400                     4,182,000

Duke Energy Corp.                 61,294                      3,539,729

Entergy Corp.                     233,500                     5,822,906

Illinova Corp.                    14,600                      638,750

IPALCO Enterprises, Inc.          161,100                     3,131,381

PG&E Corp.                        35,800                      785,363

Unicom Corp.                      150,000                     5,868,750

                                                              43,947,629

ELECTRICAL EQUIPMENT - 2.4%

ANTEC Corp. (a)                   28,500                      1,115,063

Omnipoint Corp. (a)               85,900                      8,810,119

                                                              9,925,182



                                 SHARES                      VALUE (NOTE 1)

GAS - 4.3%

Columbia Energy Group             8,100                      $ 526,500

Dynegy, Inc.                      75,900                      2,352,900

Enron Corp.                       47,600                      3,210,025

Kinder Morgan, Inc.               365,100                     9,606,694

Williams Companies, Inc.          52,981                      2,053,014

                                                              17,749,133

LEASING & RENTAL - 0.5%

Crown Castle International        65,000                      2,055,625
Corp. (a)

OIL & GAS - 0.1%

The Coastal Corp.                 13,050                      481,219

REAL ESTATE INVESTMENT TRUSTS
- 0.5%

Pinnacle Holdings, Inc.           46,100                      1,956,369

TELEPHONE SERVICES - 48.5%

Alaska Communication Systems      107,600                     1,546,750
Group, Inc.

Allegiance Telecom, Inc. (a)      10,800                      1,138,050

AT&T Corp.                        718,164                     37,883,144

BCE, Inc.                         140,000                     14,262,981

Bell Atlantic Corp.               25,700                      1,591,794

BellSouth Corp.                   606,200                     28,529,288

CenturyTel, Inc.                  100,500                     3,844,125

Commonwealth Telephone            26,900                      1,449,238
Enterprises, Inc. (a)

Focal Communications Corp.        37,300                      1,496,663

Global TeleSystems Group,         20,000                      498,750
Inc. (a)

GTE Corp.                         14,400                      1,055,700

Intermedia Communications,        20,000                      860,000
Inc. (a)

MCI WorldCom, Inc. (a)            620,660                     28,511,569

McLeodUSA, Inc. Class A (a)       118,000                     8,112,500

Metromedia Fiber Network,         116,600                     7,892,363
Inc.  Class A (a)

NEXTLINK Communications, Inc.     112,700                     9,509,063
 Class A (a)

Qwest Communications              8,722                       343,429
International, Inc. (a)

SBC Communications, Inc.          669,115                     28,855,584

Sprint Corp. - FON Group          169,000                     10,932,188

Telefonica SA sponsored ADR       50,402                      3,830,552

WinStar Communications, Inc.      52,600                      3,724,738
(a)

WinStar Communications, Inc.      117                         8,285

Z-Tel Technologies, Inc.          162,200                     5,859,475

                                                              201,736,229

TOTAL COMMON STOCKS                            397,292,632
(Cost $341,707,381)

CASH EQUIVALENTS - 15.0%

                                 SHARES                      VALUE (NOTE 1)

Central Cash Collateral Fund,     31,519,068                 $ 31,519,068
5.56% (b)

Taxable Central Cash Fund,        31,059,121                  31,059,121
5.45% (b)

TOTAL CASH EQUIVALENTS                         62,578,189
(Cost $62,578,189)

TOTAL INVESTMENT PORTFOLIO -                                  459,870,821
110.5%
(Cost $404,285,570)

NET OTHER ASSETS - (10.5)%                                    (43,628,781)

NET ASSETS - 100%                             $ 416,242,040

LEGEND
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Distribution of investments by country of issue, as a percentage of net assets, is as follows:
United States of America    87.5%

Germany                     4.4

Canada                      3.4

Finland                     2.2

Hong Kong                   1.6

Others (individually less     0.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $406,581,281. Net unrealized appreciation aggregated $53,289,540, of which $65,456,529 related to appreciated investment securities and $12,166,989 related to depreciated investment securities.

ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                 JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 459,870,821
value  (cost $404,285,570) -
 See accompanying schedule

Receivable for investments                     7,921,808
sold

Receivable for fund shares                     5,950,724
sold

Dividends receivable                           478,148

Interest receivable                            186,259

Redemption fees receivable                     521

Other receivables                              15,734

 TOTAL ASSETS                                  474,424,015

LIABILITIES

Payable for investments         $ 25,622,973
purchased

Payable for fund shares          500,307
redeemed

Accrued management fee           177,571

Distribution fees payable        225,130

Other payables and  accrued      136,926
expenses

Collateral on securities         31,519,068
loaned,  at value

 TOTAL LIABILITIES                             58,181,975

NET ASSETS                                    $ 416,242,040

Net Assets consist of:

Paid in capital                               $ 349,498,170

Distributions in excess of                     (339,364)
net investment income

Accumulated undistributed net                  11,497,983
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    55,585,251
(depreciation) on investments

NET ASSETS                                    $ 416,242,040

CALCULATION OF MAXIMUM                         $22.82
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($35,863,369 (divided
by)     1,571,481 shares)

 Maximum offering price per                    $24.21
share    (100/94.25 of
$22.82)

 CLASS T:  NET ASSET VALUE                     $22.77
and redemption     price per
share ($144,596,924 (divided
by)     6,349,967 shares)

 Maximum offering price per                    $23.60
share    (100/96.50 of
$22.77)

 CLASS B:  NET ASSET VALUE                     $22.52
and offering price     per
share ($155,534,566 (divided
by)     6,906,280 shares) A

 CLASS C:  NET ASSET VALUE                     $22.50
and offering price    per
share ($66,354,841 (divided
by)     2,948,971 shares) A

 INSTITUTIONAL CLASS:  NET                     $22.91
ASSET VALUE, offering price
  and redemption price per
share     ($13,892,340
(divided by) 606,359 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               SIX MONTHS ENDED JANUARY 31,
                               2000 (UNAUDITED)

INVESTMENT INCOME                             $ 1,210,179
Dividends

Interest                                       632,911

Security lending                               33,711

 TOTAL INCOME                                  1,876,801

EXPENSES

Management fee                   $ 709,683

Transfer agent fees               297,711

Distribution fees                 892,351

Accounting and security           53,128
lending fees

Non-interested trustees'          300
compensation

Custodian fees and expenses       6,164

Registration fees                 126,013

Audit                             12,934

Legal                             1,020

Miscellaneous                     689

 Total expenses before            2,099,993
reductions

 Expense reductions               (12,139)     2,087,854

NET INVESTMENT INCOME (LOSS)                   (211,053)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            13,682,391

 Foreign currency transactions    2,236        13,684,627

Change in net unrealized                       34,519,028
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                48,203,655

NET INCREASE (DECREASE) IN                    $ 47,992,602
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (211,053)                   $ (97,227)
income (loss)

 Net realized gain (loss)       13,684,627                    8,970,907

 Change in net unrealized       34,519,028                    18,386,120
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     47,992,602                    27,259,800
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (128,311)                     -
In excess of net investment
income

 From net realized gain         (9,710,886)                   (3,437,371)

 TOTAL DISTRIBUTIONS            (9,839,197)                   (3,437,371)

Share transactions - net        202,407,194                   108,825,089
increase (decrease)

Redemption fees                 62,766                        29,790

  TOTAL INCREASE (DECREASE)     240,623,365                   132,677,308
IN NET ASSETS

NET ASSETS

 Beginning of period            175,618,675                   42,941,367

 End of period (including      $ 416,242,040                 $ 175,618,675
under (over) distributions
of net investment income of
($339,364) and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.31                       $ 16.00               $ 13.07   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .03                           .05                   (.02)     .12

Net realized and unrealized       3.53                          5.45                  4.19      3.09
gain (loss)

Total from investment             3.56                          5.50                  4.17      3.21
operations

Less Distributions

From net investment income        -                             -                     (.04)     (.03)

In excess of net investment       (.05)                         -                     -         -
income

From net realized gain            (1.01)                        (1.20)                (1.21)    (.11)

Total distributions               (1.06)                        (1.20)                (1.25)    (.14)

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.82                       $ 20.31               $ 16.00   $ 13.07

TOTAL RETURN B, C                 18.64%                        38.83%                33.99%    32.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 35,863                      $ 14,400              $ 3,186   $ 531
(000 omitted)

Ratio of expenses to average      1.24% A                       1.34%                 1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.23% A, G                    1.32% G               1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment           .30% A                        .30%                  (.11)%    1.09% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.23                       $ 15.95               $ 13.03   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01                           .01                   (.04)     .08

Net realized and unrealized       3.53                          5.43                  4.17      3.09
gain (loss)

Total from investment             3.54                          5.44                  4.13      3.17
operations

Less Distributions

From net investment income        -                             -                     (.03)     (.03)

In excess of net investment       (.01)                         -                     -         -
income

From net realized gain            (1.00)                        (1.17)                (1.19)    (.11)

 Total distributions              (1.01)                        (1.17)                (1.22)    (.14)

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.77                       $ 20.23               $ 15.95   $ 13.03

TOTAL RETURN B, C                 18.57%                        38.45%                33.72%    31.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 144,597                     $ 65,085              $ 19,918  $ 7,085
(000 omitted)

Ratio of expenses to average      1.49% A                       1.58%                 1.94%     2.00% A, F
net assets

Ratio of expenses to average      1.48% A, G                    1.55% G               1.90% G   2.00% A
net assets after expense
reductions

Ratio of net investment           .05% A                        .07%                  (.23)%    .79% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.02                       $ 15.83               $ 13.01   $ 11.76
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.08)                 (.13)     .02

Net realized and unrealized       3.49                          5.39                  4.16      1.23
gain (loss)

Total from investment             3.44                          5.31                  4.03      1.25
operations

Less Distributions

From net investment income        -                             -                     (.03)     -

From net realized gain            (.95)                         (1.13)                (1.19)    -

Total distributions               (.95)                         (1.13)                (1.22)    -

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.52                       $ 20.02               $ 15.83   $ 13.01

TOTAL RETURN B, C                 18.22%                        37.76%                32.97%    10.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 155,535                     $ 65,645              $ 12,919  $ 2,039
(000 omitted)

Ratio of expenses to average      1.99% A                       2.08%                 2.50% F   2.50% A, F
net assets

Ratio of expenses to average      1.98% A, G                    2.05% G               2.47% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.45)% A                      (.43)%                (.85)%    .32% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 20.01                       $ 15.85               $ 13.90
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                         (.08)                 (.10)

Net realized and unrealized       3.49                          5.38                  3.16
gain (loss)

Total from investment             3.45                          5.30                  3.06
operations

Less Distributions

From net investment income        -                             -                     (.02)

From net realized gain            (.96)                         (1.15)                (1.10)

Total distributions               (.96)                         (1.15)                (1.12)

Redemption fees added to paid     -                             .01                   .01
in capital

Net asset value, end of period   $ 22.50                       $ 20.01               $ 15.85

TOTAL RETURN B, C                 18.24%                        37.72%                23.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 66,355                      $ 23,524              $ 3,489
(000 omitted)

Ratio of expenses to average      1.98% A                       2.07%                 2.50% A, F
net assets

Ratio of expenses to average      1.97% A, G                    2.04% G               2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.44)% A                      (.43)%                (.91)% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO  JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.38                       $ 16.02               $ 13.09   $ 10.00
period

Income from Investment
Operations

Net investment income D           .06                           .11                   .04       .14

Net realized and unrealized       3.55                          5.46                  4.17      3.10
gain (loss)

Total from investment             3.61                          5.57                  4.21      3.24
operations

Less Distributions

From net investment income        -                             -                     (.07)     (.04)

In excess of net investment       (.08)                         -                     -         -
income

From net realized gain            (1.01)                        (1.22)                (1.22)    (.11)

Total distributions               (1.09)                        (1.22)                (1.29)    (.15)

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.91                       $ 20.38               $ 16.02   $ 13.09

TOTAL RETURN B, C                 18.86%                        39.31%                34.36%    32.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,892                      $ 6,963               $ 3,430   $ 2,246
(000 omitted)

Ratio of expenses to average      .94% A                        1.02%                 1.46%     1.50% A, F
net assets

Ratio of expenses to average      .93% A, G                     .99% G                1.43% G   1.50% A
net assets after expense
reductions

Ratio of net investment           .60% A                        .63%                  .30%      1.29% A
income to average net assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO  JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Utilities Growth Fund (the fund) is a fund of
Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $331,927,701 and $149,822,403, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,789     $ 28

CLASS T    209,112      235

CLASS B    469,963      352,554

CLASS C    186,487      150,437

          $ 892,351    $ 503,254


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED

bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 197,132    $ 94,319

CLASS T    257,213      95,438

CLASS B    82,211       82,211*

CLASS C    6,439        6,439*

          $ 542,995    $ 278,407

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 26,976   .25 *

CLASS T                 102,116   .24 *

CLASS B                 116,424   .25 *

CLASS C                 43,144    .23 *

INSTITUTIONAL CLASS     9,051     .20 *

                       $ 297,711

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,106 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $30,992,450. The fund received cash collateral of $31,519,068 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $11,513 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $626 under this arrangement.
7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                             2000                          1999

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 50,046                      $ -

Class T                       42,240                        -

Class B                       -                             -

Class C                       -                             -

Institutional Class           36,025                        -

Total                        $ 128,311                     $ -

FROM NET REALIZED GAIN

Class A                      $ 860,425                     $ 267,451

Class T                       3,343,257                     1,516,237

Class B                       3,638,894                     1,080,984

Class C                       1,413,348                     311,856

Institutional Class           454,962                       260,843

Total                        $ 9,710,886                   $ 3,437,371

                             $ 9,839,197                   $ 3,437,371

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            610,783             $ 20,285,552
                                 967,367

Reinvestment of distributions    41,771                        17,188               805,886

Shares redeemed                  (146,766)                     (117,917)            (3,098,732)

Net increase (decrease)          862,372                       510,054             $ 17,992,706

CLASS T Shares sold              3,764,104                     2,535,015           $ 79,452,336

Reinvestment of distributions    164,039                       110,405              3,147,401

Shares redeemed                  (794,997)                     (677,022)            (16,015,743)

Net increase (decrease)          3,133,146                     1,968,398           $ 66,583,994

CLASS B Shares sold              3,941,296                     2,681,105           $ 81,633,868

Reinvestment of distributions    148,935                       65,772               2,811,761

Shares redeemed                  (463,688)                     (283,363)            (9,229,005)

Net increase (decrease)          3,626,543                     2,463,514           $ 75,216,624

CLASS C Shares sold              1,884,136                     1,045,991           $ 39,128,015

Reinvestment of distributions    57,267                        17,797               1,081,112

Shares redeemed                  (168,118)                     (108,216)            (3,445,636)

Net increase (decrease)          1,773,285                     955,572             $ 36,763,491

INSTITUTIONAL CLASS Shares       417,881                       170,875             $ 8,842,862
sold

Reinvestment of distributions    17,930                        18,455               342,837

Shares redeemed                  (171,187)                     (61,672)             (3,335,320)

Net increase (decrease)          264,624                       127,658             $ 5,850,379





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 10,991,149


Reinvestment of distributions    223,588

Shares redeemed                  (1,971,798)

Net increase (decrease)         $ 9,242,939

CLASS T Shares sold             $ 45,737,017

Reinvestment of distributions    1,432,350

Shares redeemed                  (11,443,758)

Net increase (decrease)         $ 35,725,609

CLASS B Shares sold             $ 47,915,404

Reinvestment of distributions    845,886

Shares redeemed                  (4,722,842)

Net increase (decrease)         $ 44,038,448

CLASS C Shares sold             $ 19,125,937

Reinvestment of distributions    228,735

Shares redeemed                  (1,876,189)

Net increase (decrease)         $ 17,478,483

INSTITUTIONAL CLASS Shares      $ 3,122,693
sold

Reinvestment of distributions    240,109

Shares redeemed                  (1,023,192)

Net increase (decrease)         $ 2,339,610





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Ltd.
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
* INDEPENDENT TRUSTEES
(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital
Appreciation Fund
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark) Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund



BULK RATE
U.S. POSTAGE
P A I D
F I D E L I T Y
INVESTMENTS

Fidelity Investments Institutional Services Co., Inc.
P.O. Box 505422
Cincinnati, OH  45250-5422



(2_FIDELITY_LOGOS)

FIDELITY(REGISTERED TRADEMARK) ADVISOR
FOCUS FUNDS SM
INSTITUTIONAL CLASS
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Natural Resources
Technology
Utilities Growth

SEMIANNUAL REPORT

JANUARY 31, 2000

CONTENTS


PERFORMANCE OVERVIEW  4

CONSUMER INDUSTRIES   5                        PERFORMANCE
                      6                        FUND TALK: THE MANAGER'S OVERVIEW
                      7                        INVESTMENT SUMMARY
                      8                        INVESTMENTS
                      12                       FINANCIAL STATEMENTS
                      16                       NOTES TO THE
                                               FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES   20                       PERFORMANCE
                      21                       FUND TALK: THE MANAGER'S OVERVIEW
                      22                       INVESTMENT SUMMARY
                      23                       INVESTMENTS
                      35                       FINANCIAL STATEMENTS
                      39                       NOTES TO THE
                                               FINANCIAL STATEMENTS

FINANCIAL SERVICES    33                       PERFORMANCE
                      34                       FUND TALK: THE MANAGER'S OVERVIEW
                      35                       INVESTMENT SUMMARY
                      36                       INVESTMENTS
                      38                       FINANCIAL STATEMENTS
                      42                       NOTES TO THE
                                               FINANCIAL STATEMENTS

HEALTH CARE           46                       PERFORMANCE
                      47                       FUND TALK: THE MANAGER'S OVERVIEW
                      48                       INVESTMENT SUMMARY
                      49                       INVESTMENTS
                      51                       FINANCIAL STATEMENTS
                      55                       NOTES TO THE
                                               FINANCIAL STATEMENTS

NATURAL RESOURCES     59                       PERFORMANCE
                      60                       FUND TALK: THE MANAGER'S OVERVIEW
                      61                       INVESTMENT SUMMARY
                      62                       INVESTMENTS
                      64                       FINANCIAL STATEMENTS
                      68                       NOTES TO THE
                                               FINANCIAL STATEMENTS

TECHNOLOGY            72                       PERFORMANCE
                      73                       FUND TALK: THE MANAGER'S OVERVIEW
                      74                       INVESTMENT SUMMARY
                      75                       INVESTMENTS
                      78                       FINANCIAL STATEMENTS
                      82                       NOTES TO THE
                                               FINANCIAL STATEMENTS

UTILITIES GROWTH      86                       PERFORMANCE
                      87                       FUND TALK: THE MANAGER'S OVERVIEW
                      88                       INVESTMENT SUMMARY
                      89                       INVESTMENTS
                      91                       FINANCIAL STATEMENTS
                      95                       NOTES TO THE

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE OVERVIEW


Due to their volatile nature, technology stocks are capable of producing dramatic performance swings - up or down - in any given time period. Back in the fall of 1998, for instance, when several technology-intensive Southeast Asian markets imploded, tech investors the world over ran for safer ground. Funny how a year changes things.

Technology stocks dominated the U.S. equity market during the six months that ended January 31, 2000, and `dominated' may be an understatement: The NASDAQ Index, which serves as a general gauge of tech stock performance, was up 49.52%. While technology stocks were ruling the roost, however, the rest of the market had its hands full just trying to generate positive returns. The market itself was extremely narrow during the period, with a select group of stocks clogging the top of the performance charts. Accordingly, the bellwether U.S. stock indexes - the Standard & Poor's 500 SM Index and the Dow Jones Industrial Average - returned 5.59% and 3.46%, respectively, as such major sectors as finance and health turned in lackluster performances. For calendar year 1999, in fact, the 10 best-performing stocks accounted for close to 70% of the market's advance.

For the most part, investors continued to favor large-cap growth stocks during the period. But thanks to the haughty performance of the tech sector, many smaller stocks got in on the act as well. The Russell 2000(registered trademark) Index - a popular performance gauge for smaller stocks - outperformed the S&P 500(registered trademark) during the period by posting a 12.25% return. A considerable technology weighting certainly didn't hurt.

Of course, much of the fuel for the technology ride was supplied by Internet-related stocks. Investors continued to gravitate toward these stocks, bidding up their prices rapidly despite the fact that many companies were unprofitable and showed no signs of being profitable in the near future. This type of price momentum - which flew in the face of conventional wisdom that a company's share price follows its earnings - left many professional money managers scratching their heads.

The policymakers of the Federal Reserve Board also wondered what to do about the sector's dominance, specifically its influence on the resilient U.S. economy. The Fed's answer - per usual - came in the form of two successive interest-rate hikes, once in August and again in November. These widely anticipated gestures, however - which took back some of the rate cuts the Fed had made in 1998 - did very little to temper the momentum. Tech stocks sold off some in January, mostly triggered by anticipation that the Fed would raise rates again at its February meeting.

Turning to individual sector performance, what more can be said about TECHNOLOGY? Aside from the omnipresent Internet influence, tech stocks also were boosted by increased corporate and consumer demand for data storage, as well as the continued growth spurt within the wireless communications area. The Goldman Sachs Technology Index - an index of 185 stocks designed to measure the performance of companies in the tech sector - returned 41.54% during the six-month period.

Because of their narrow focus, sector funds tend to be more volatile than funds that diversify across many sectors and companies. The only other two Advisor Focus sectors that generated positive results - as measured by industry-specific Goldman Sachs indexes - were utilities and health care. The incredible demand for wireless and cellular communications lifted many stocks within the UTILITIES sector. Increased cost-cutting competition among long-distance telephone service carriers, as well as a wave of domestic and international consolidation, also marked the period. Bell Atlantic became the first local telephone company to enter the $90 billion U.S. long-distance business, while AT&T continued to transform itself from a standard telephone company into a wide-ranging telecommunications provider. For the period, the Goldman Sachs Utilities Index was up 12.17%.

HEALTH CARE stocks, on the other hand, received a much-needed boost from the biotechnology sector, which continued to generate excitement over the emerging field of genomics. Investors also kept watch on the ongoing takeover battle between drug giants American Home Products and Pfizer, both of which aggressively courted Warner-Lambert. Many health care firms also began to leverage the power of the Internet during the period.

The remaining four industry sectors couldn't reach positive territory during the period. The performance of stocks in the CONSUMER INDUSTRIES sector was influenced mostly by consumer confidence level swings. Consumer confidence was down through the early part of the period, implying that higher interest rates and falling stock prices could cause many folks to keep their wallets in their pockets. Confidence rebounded sharply as the year came to a close, however, as strong economic data translated into strong sales for retailers. In company-specific developments, Coca-Cola experienced a bit of management chaos, while many leading retailers - including Wal-Mart and Kmart - entered into online marketing alliances.

The anticipation and eventual reality of higher interest rates spelled trouble for most FINANCIAL SERVICES stocks during the period. A slowdown in banking mergers was attributed in large part to the rising rate environment and sluggish revenue growth. Higher rates resulted in lower loan volumes for many regional banks and, while the Fed left interest rates untouched in December, speculation was that another hike was in store in early 2000. The Goldman Sachs Financial Services Index was down almost 8% during the period.

Interest-rate pressures also had a negative impact on the CYCLICAL INDUSTRIES sector, predominately made up of economically sensitive stocks. This group performed well through much of the period, buoyed by increased manufacturing growth and strong consolidation rates among commodity-based companies. But rate pressures in January took the wind out of the sails, as concerns over an economic slowdown cast doubts over continued manufacturing growth.

NATURAL RESOURCES stocks had mixed performance results. Gold prices snapped back nicely in late September after a prolonged drought, and the ministers of OPEC agreed to restrain oil output, indicating a strong likelihood that oil prices would remain high during the winter season in the Northern Hemisphere. A proposed merger between BP Amoco and Atlantic Richfield was blocked due to antitrust laws, while another mega-merger - this one between foreign giants Total Fina and Elf Aquitane - was eventually finalized.

ADVISOR CONSUMER INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - INST CL  -0.41%         0.52%        96.92%

S&P 500                          5.59%          10.35%       124.60%

GS Consumer Industries           -1.06%         -0.91%       82.75%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 304 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products, and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CONSUMER - INST CL    0.52%        21.98%

S&P 500                            10.35%       26.77%

GS Consumer Industries             -0.91%       19.33%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Consumer Ind -CL I       S&P 500                     GS Consumer Industries
             00205                       SP001                       GS002
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10560.00                    10516.69                    10513.26
  1996/10/31      10680.00                    10806.74                    10515.20
  1996/11/30      11050.00                    11623.62                    11025.10
  1996/12/31      10860.20                    11393.36                    10884.77
  1997/01/31      11383.58                    12105.21                    11305.36
  1997/02/28      11524.49                    12200.12                    11695.56
  1997/03/31      11192.34                    11698.81                    11296.69
  1997/04/30      11383.58                    12397.23                    11790.13
  1997/05/31      12259.24                    13151.98                    12465.57
  1997/06/30      12883.27                    13741.19                    12976.04
  1997/07/31      13597.89                    14834.57                    13662.47
  1997/08/31      13124.83                    14003.54                    12875.85
  1997/09/30      13966.13                    14770.51                    13567.42
  1997/10/31      13723.24                    14277.18                    13296.15
  1997/11/30      14407.74                    14938.07                    14130.89
  1997/12/31      14871.94                    15194.56                    14591.98
  1998/01/31      14803.03                    15362.61                    14472.66
  1998/02/28      15871.05                    16470.56                    15602.11
  1998/03/31      16789.78                    17314.02                    16489.31
  1998/04/30      16686.43                    17488.19                    16327.46
  1998/05/31      16778.30                    17187.57                    16451.19
  1998/06/30      17628.12                    17885.73                    17157.68
  1998/07/31      17363.99                    17695.25                    16593.20
  1998/08/31      14917.87                    15136.87                    14250.87
  1998/09/30      15096.88                    16106.54                    14330.43
  1998/10/31      16925.69                    17416.64                    16100.92
  1998/11/30      17919.87                    18472.27                    17178.98
  1998/12/31      19208.63                    19536.64                    18227.30
  1999/01/31      19589.12                    20353.66                    18442.58
  1999/02/28      19405.01                    19721.07                    18139.22
  1999/03/31      19724.13                    20510.11                    18457.02
  1999/04/30      19981.89                    21304.46                    18831.12
  1999/05/31      19625.94                    20801.47                    18406.85
  1999/06/30      20411.47                    21955.95                    19134.43
  1999/07/31      19773.23                    21270.48                    18470.42
  1999/08/31      18987.70                    21165.19                    17776.69
  1999/09/30      18593.67                    20585.06                    17266.59
  1999/10/31      19567.03                    21887.68                    18350.63
  1999/11/30      19879.01                    22332.66                    18648.14
  1999/12/31      21226.74                    23648.05                    19743.97
  2000/01/31      19691.82                    22459.97                    18274.61
IMATRL PRASUN   SHR__CHT 20000131 20000216 143116 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $19,692 - a 96.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,275 - a 82.75% increase.

ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of John Porter)

An interview with
John Porter, Portfolio
Manager of Fidelity Advisor Consumer Industries Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six-month period that ended January 31, 2000, the fund's Institutional Class shares posted a return of -0.41%. For this same time frame, the Goldman Sachs Consumer Industries Index - an index of 304 stocks designed to measure the performance of companies in the consumer industries sector - retreated 1.06%. The Standard & Poor's 500 Index returned 5.59% during the six-month period. For the 12 months ending January 31, 2000, the fund's Institutional Class shares returned 0.52%. By comparison, the Goldman Sachs and S&P 500 indexes returned -0.91% and 10.35%, respectively.

Q. WHAT FACTORS HELPED THE FUND BEAT THE GOLDMAN SACHS INDEX DURING THE PAST SIX MONTHS?

A. Some good picks, coupled with strong industry positioning, gave us the upper hand during the period. We gained an advantage by maintaining an underweighting in soft drinks, most notably Coca-Cola, which continued to grapple with local market challenges and falling sales volumes. The fund benefited from its overexposure to Procter & Gamble, which rallied in response to recovering global economies and a company-wide reorganization. Having a smaller stake than the index in both retail department stores and foods, and a larger position in broadcasting stocks, also helped. However, the fund's overweighting in supermarkets and tobacco, both of which performed poorly, tempered its gains.

Q. HAVE YOU MADE ANY NOTABLE CHANGES SINCE TAKING OVER THE FUND ON SEPTEMBER 1, 1999?

A. As the period progressed, I became increasingly confident in the state of the U.S. economy. So, I was more comfortable ramping up my exposure on the domestic front, rotating away from defensive areas such as supermarkets, and into more offensive high-growth retail, advertising and media stocks. I did add modestly to the fund's stake in multinationals as a play on the developing recoveries overseas.

Q. WITH HISTORICALLY HIGH LEVELS OF CONSUMER SPENDING FUELING THE
ECONOMY, THE SECTOR STILL SEEMED TO STRUGGLE. WHY?

A. It's true that consumer spending has been very strong, and a lot of the companies are benefiting from it. But the growth, which is attractive on an absolute basis, is simply not all that exciting on a relative basis. We're living in an environment where investors are expecting the market to continue to deliver growth in the mid-teens or better, and there are really only one or two sectors that have done that lately - technology and telecommunications. Rising interest rates also proved troubling for consumer stocks, but to a much lesser degree than the relative attractiveness of the tech and telecom sectors.

Q. HOW DID THE FUND'S INVESTMENTS IN THE VARIOUS CONSUMER INDUSTRIES INFLUENCE PERFORMANCE?

A. Our exposure to high-growth retailers Wal-Mart, Home Depot and Costco, as well as our avoidance of weak department store benchmark issues Sears, Kmart and J.C. Penney, served us well. I cut back on the fund's exposure to supermarkets - a group in part felled by execution problems related to merger activity - but the stocks I held onto really hurt. In advertising and media, I stepped up the fund's weighting in radio stocks, many of which were big beneficiaries of Internet advertising, and this strategy helped. Our overweighting in a healthy household product segment gave us an additional lift. Finally, in terms of food stocks, not holding Heinz or Campbell Soup, and having less Pepsico than the benchmark, also contributed to returns.

Q. WHICH OTHER STOCKS WORKED OUT WELL FOR THE FUND? WHICH
DISAPPOINTED?

A. Disney, CBS, Corning and Time Warner were all strong contributors. On the downside, the fund's stake in Saks hurt, as the stock recoiled
- along with most department stores - in response to declining mall traffic. Supermarket stocks Kroger, Albertson's and Safeway also were big negatives, as was Philip Morris, which continued to struggle with concerns surrounding tobacco-related litigation.

Q. WHAT'S YOUR OUTLOOK?

A. I'll continue to position the fund to further benefit from the robustness of the U.S. economy, which I feel still has legs. Globally, I feel it's too early to measure the sustainability of the recoveries we're watching unfold today. If I happen to see signs of deterioration domestically, I would consider adding more of the leading multinationals, which could help performance in the event of a slowdown.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996
SIZE: as of January 31, 2000, more than
$35 million

MANAGER: John Porter, since September 1999;
joined Fidelity in 1995
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

Wal-Mart Stores, Inc.           7.4

Procter & Gamble Co.            6.5

Home Depot, Inc.                6.0

The Coca-Cola Co.               4.9

Walt Disney Co.                 3.4

Time Warner, Inc.               2.9

AT&T Corp. - Liberty Media      2.5
Group Class A

McDonald's Corp.                2.0

MediaOne Group, Inc.            1.9

Philip Morris Companies, Inc.   1.9

                                39.4

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Broadcasting                 15.6%

                        General Merchandise Stores   11.7%

                        Household Products           10.6%

                        Retail & Wholesale,          9.1%
                        Miscellaneous

                        Beverages                    9.0%

                        All Others*                  44.0%


Row: 1, Col: 1, Value: 15.6
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 11.7
Row: 1, Col: 4, Value: 10.6
Row: 1, Col: 5, Value: 9.1
Row: 1, Col: 6, Value: 9.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 44.0
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 92.3%

                                 SHARES                          VALUE (NOTE 1)

ADVERTISING - 1.7%

Interpublic Group of              4,900                          $ 225,400
Companies, Inc.

Omnicom Group, Inc.               3,300                           309,169

Young & Rubicam, Inc.             1,100                           59,263

                                                                  593,832

APPAREL STORES - 2.7%

Abercrombie & Fitch Co. Class     3,290                           70,324
A (a)

American Eagle Outfitters,        1,100                           39,944
Inc. (a)

AnnTaylor Stores Corp. (a)        1,700                           37,400

Claire's Stores, Inc.             1,800                           33,750

Gap, Inc.                         12,268                          548,226

Payless ShoeSource, Inc. (a)      700                             28,525

Talbots, Inc.                     900                             31,894

The Limited, Inc.                 4,340                           133,184

TJX Companies, Inc.               2,300                           37,519

Too, Inc. (a)                     705                             11,677

Venator Group, Inc. (a)           2,600                           15,600

                                                                  988,043

AUTOS, TIRES, & ACCESSORIES -
0.1%

AutoNation, Inc. (a)              6,800                           51,425

BEVERAGES - 9.0%

Adolph Coors Co. Class B          1,400                           67,900

Anheuser-Busch Companies,         7,000                           472,500
Inc.

Canandaigua Brands, Inc.          1,800                           93,375
Class A (a)

Celestial Seasonings, Inc. (a)    8,000                           179,000

Coca-Cola Enterprises, Inc.       7,200                           181,800

Panamerican Beverages, Inc.       1,600                           29,900
Class A

Pepsi Bottling Group, Inc.        2,100                           43,444

PepsiCo, Inc.                     4,400                           150,150

Seagram Co. Ltd.                  4,200                           241,187

The Coca-Cola Co.                 30,800                          1,769,075

                                                                  3,228,331

BROADCASTING - 15.6%

Adelphia Communications Corp.     750                             49,641
 Class A (a)

American Tower Corp. Class A      500                             17,813
(a)

AMFM, Inc. (a)                    4,900                           382,200

AT&T Corp. - Liberty Media        17,400                          889,575
Group  Class A (a)

Cablevision Systems Corp.         1,450                           110,744
Class A (a)

CBS Corp. (a)                     11,249                          655,957

Clear Channel Communications,     3,350                           289,356
Inc. (a)

Comcast Corp.:

Class A                           1,200                           51,750

Class A (special)                 10,000                          460,000

Cox Communications, Inc.          7,300                           356,331
Class A (a)

E. W. Scripps Co. Class A         700                             32,944



                                 SHARES                          VALUE (NOTE 1)

EchoStar Communications Corp.     600                            $ 48,863
 Class A (a)

Hearst-Argyle Television,         700                             17,063
Inc. (a)

Hispanic Broadcasting Corp.       700                             72,756
(a)

Infinity Broadcasting Corp.       5,900                           191,750
Class A

MediaOne Group, Inc. (a)          8,400                           667,800

Time Warner, Inc.                 13,194                          1,054,695

UnitedGlobalCom, Inc. (a)         900                             61,538

USA Networks, Inc. (a)            3,700                           183,613

                                                                  5,594,389

BUILDING MATERIALS - 0.1%

Fortune Brands, Inc.              1,800                           52,200

CELLULAR - 0.3%

Rogers Communications, Inc.       3,300                           100,003
Class B (non-vtg.) (a)

COMPUTER SERVICES & SOFTWARE
- 0.8%

America Online, Inc. (a)          500                             28,469

Circle.com (a)                    600                             6,600

Galileo International, Inc.       1,700                           40,906

Microsoft Corp. (a)               1,800                           176,175

Sykes Enterprises, Inc. (a)       1,600                           44,300

                                                                  296,450

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Pitney Bowes, Inc.                900                             44,100

CONSUMER ELECTRONICS - 0.5%

Gemstar International Group       2,400                           159,300
Ltd. (a)

Whirlpool Corp.                   600                             34,950

                                                                  194,250

DRUG STORES - 1.5%

CVS Corp.                         4,030                           140,798

Walgreen Co.                      14,300                          395,038

                                                                  535,836

DRUGS & PHARMACEUTICALS - 0.3%

American Home Products Corp.      2,200                           103,538

ENTERTAINMENT - 6.8%

Carnival Corp.                    9,300                           419,081

Fox Entertainment Group, Inc.     1,500                           35,250
Class A (a)

Hollywood Entertainment Corp.     1,300                           15,519
(a)

International Speedway Corp.      300                             15,113
Class A

Royal Caribbean Cruises Ltd.      2,900                           143,369

SFX Entertainment, Inc. Class     2,150                           70,009
A (a)

Speedway Motorsports, Inc. (a)    700                             22,050

Viacom, Inc.:

Class A (a)                       1,600                           89,300

Class B (non-vtg.) (a)            7,200                           398,700

Walt Disney Co.                   34,000                          1,234,625

                                                                  2,443,016

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

FOODS - 3.9%

American Italian Pasta Co.        2,800                          $ 76,650
Class A (a)

Bestfoods                         3,950                           171,825

Corn Products International,      3,589                           82,547
Inc.

Dean Foods Co.                    800                             27,150

Earthgrains Co.                   2,400                           37,800

Flowers Industries, Inc.          2,200                           26,813

General Mills, Inc.               2,300                           71,731

Groupe Danone                     100                             21,349

Hormel Foods Corp.                900                             36,563

IBP, Inc.                         2,400                           36,000

Keebler Foods Co. (a)             3,600                           82,125

Kellogg Co.                       1,500                           36,375

Nabisco Group Holdings Corp.      8,100                           69,863

Nabisco Holdings Corp. Class A    4,000                           120,750

Quaker Oats Co.                   4,300                           255,313

Sara Lee Corp.                    5,300                           97,719

Sysco Corp.                       4,200                           149,363

                                                                  1,399,936

GENERAL MERCHANDISE STORES -
11.7%

Ames Department Stores, Inc.      3,100                           64,713
(a)

BJ's Wholesale Club, Inc. (a)     1,100                           38,500

Consolidated Stores Corp. (a)     6,140                           87,495

Costco Wholesale Corp. (a)        8,700                           425,756

Dollar General Corp.              3,625                           77,031

Dollar Tree Stores, Inc. (a)      850                             37,453

Federated Department Stores,      1,200                           49,950
Inc. (a)

Kohls Corp. (a)                   3,100                           217,388

Neiman Marcus Group, Inc.         346                             7,742
Class B (a)

Stein Mart, Inc. (a)              5,000                           24,063

Target Corp.                      7,900                           521,894

Wal-Mart Stores, Inc.             48,200                          2,638,932

                                                                  4,190,917

GROCERY STORES - 1.9%

Albertson's, Inc.                 2,521                           77,206

Fleming Companies, Inc.           5,220                           52,200

Kroger Co. (a)                    10,100                          175,488

Safeway, Inc. (a)                 7,550                           288,316

U.S. Foodservice (a)              4,000                           72,250

Winn-Dixie Stores, Inc.           600                             12,150

                                                                  677,610



                                 SHARES                          VALUE (NOTE 1)

HOME FURNISHINGS - 0.9%

Linens'n Things, Inc. (a)         2,500                          $ 49,063

Newell Rubbermaid, Inc.           8,900                           267,000

                                                                  316,063

HOUSEHOLD PRODUCTS - 10.6%

Avon Products, Inc.               11,950                          380,159

Clorox Co.                        4,798                           229,105

Colgate-Palmolive Co.             3,000                           177,750

Dial Corp.                        7,500                           120,469

Estee Lauder Companies, Inc.      4,300                           219,838

Gillette Co.                      4,600                           173,075

Procter & Gamble Co.              22,985                          2,318,612

Unilever NV                       6,900                           33,546

Unilever NV (NY Shares)           2,960                           136,900

Yankee Candle Co., Inc.           700                             11,681

                                                                  3,801,135

LEASING & RENTAL - 0.1%

Crown Castle International        600                             18,975
Corp. (a)

Hertz Corp. Class A               400                             17,700

                                                                  36,675

LEISURE DURABLES & TOYS - 0.4%

Callaway Golf Co.                 1,100                           14,025

Harley-Davidson, Inc.             2,100                           147,394

                                                                  161,419

LODGING & GAMING - 0.5%

Gtech Holdings Corp. (a)          900                             20,025

Marriott International, Inc.      1,200                           37,275
Class A

Mirage Resorts, Inc. (a)          3,100                           38,750

Prime Hospitality Corp. (a)       4,600                           36,225

Sun International Hotels Ltd.     400                             8,350
(a)

WMS Industries, Inc. (a)          2,400                           26,700

                                                                  167,325

PACKAGING & CONTAINERS - 0.5%

Corning, Inc.                     830                             128,028

Tupperware Corp.                  2,700                           44,044

                                                                  172,072

PAPER & FOREST PRODUCTS - 1.5%

Kimberly-Clark Corp.              8,900                           551,244

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                 2,000                           123,750

PRINTING - 0.1%

R. R. Donnelley & Sons Co.        2,400                           52,650

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

PUBLISHING - 2.9%

Gannet Co., Inc.                  2,800                          $ 194,600

Harcourt General, Inc.            1,150                           46,000

Harte Hanks Communications,       1,900                           45,244
Inc.

Knight-Ridder, Inc.               700                             37,319

McGraw-Hill Companies, Inc.       3,900                           218,644

Meredith Corp.                    2,400                           84,000

Playboy Enterprises, Inc.         2,700                           62,944
Class B (a)

Reader's Digest Association,      2,200                           83,050
Inc.  Class A (non-vtg.)

The New York Times Co. Class A    3,500                           159,906

Tribune Co.                       2,400                           101,250

                                                                  1,032,957

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Pinnacle Holdings, Inc.           500                             21,219

RESTAURANTS - 3.1%

Brinker International, Inc.       1,500                           37,875
(a)

CEC Entertainment, Inc. (a)       1,350                           34,003

Darden Restaurants, Inc.          1,900                           30,163

Jack in the Box, Inc. (a)         2,700                           55,519

McDonald's Corp.                  19,800                          736,313

Outback Steakhouse, Inc. (a)      4,550                           112,613

Papa John's International,        1,600                           39,800
Inc. (a)

Starbucks Corp. (a)               800                             25,600

Tricon Global Restaurants,        1,550                           44,369
Inc. (a)

                                                                  1,116,255

RETAIL & WHOLESALE,
MISCELLANEOUS - 9.1%

Alberto-Culver Co. Class A        2,800                           59,850

Bed Bath & Beyond, Inc. (a)       3,500                           95,156

Best Buy Co., Inc. (a)            1,700                           81,175

Chemdex Corp.                     400                             39,000

Circuit City Stores, Inc. -       4,200                           161,700
Circuit City Group

Drugstore.com, Inc.               800                             24,000

Home Depot, Inc.                  37,900                          2,146,088

Lowe's Companies, Inc.            7,600                           339,150

Office Depot, Inc. (a)            2,300                           23,144

Staples, Inc. (a)                 8,750                           208,359

Tiffany & Co., Inc.               400                             29,600

Webvan Group, Inc.                2,400                           36,150

Zale Corp. (a)                    400                             14,300

                                                                  3,257,672

SECURITIES INDUSTRY - 0.1%

Macrovision Corp. (a)             200                             18,738

SERVICES - 2.0%

ACNielsen Corp. (a)               5,300                           108,650

Cendant Corp. (a)                 5,500                           111,031

H&R Block, Inc.                   1,700                           73,313



                                 SHARES                          VALUE (NOTE 1)

Manpower, Inc.                    2,400                          $ 85,650

Modis Professional Services,      300                             5,213
Inc. (a)

NCO Group, Inc. (a)               1,900                           43,819

Profit Recovery Group             1,650                           44,756
International, Inc. (a)

True North Communications         3,300                           137,156

Viad Corp.                        4,000                           105,250

                                                                  714,838

TEXTILES & APPAREL - 1.1%

Jones Apparel Group, Inc. (a)     3,300                           72,600

Liz Claiborne, Inc.               2,600                           87,913

Mohawk Industries, Inc. (a)       800                             18,750

NIKE, Inc. Class B                3,100                           141,050

Pacific Sunwear of                500                             14,688
California, Inc. (a)

Shaw Industries, Inc.             1,300                           17,631

Tommy Hilfiger (a)                300                             3,619

WestPoint Stevens, Inc. Class     1,500                           24,656
A

                                                                  380,907

TOBACCO - 2.0%

Philip Morris Companies, Inc.     31,500                          659,531

RJ Reynolds Tobacco Holdings,     2,800                           48,125
Inc.

                                                                  707,656

TOTAL COMMON STOCKS                                 33,126,451
(Cost $27,395,059)

CASH EQUIVALENTS - 8.4%



Central Cash Collateral Fund,     243,380                         243,380
5.56% (b)

Taxable Central Cash Fund,        2,754,013                       2,754,013
5.45% (b)

                                 MATURITY AMOUNTS

Investments in repurchase        $ 28,004                         28,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.70%,
dated 1/31/00 due 2/1/00

TOTAL CASH EQUIVALENTS                              3,025,393
(Cost $3,025,393)

TOTAL INVESTMENT PORTFOLIO -                                      36,151,844
100.7%
(Cost $30,420,452)

NET OTHER ASSETS - (0.7)%                                         (242,518)

NET ASSETS - 100%                                  $ 35,909,326


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $30,488,760. Net unrealized appreciation aggregated $5,663,084, of which $7,990,832 related to appreciated investment securities and $2,327,748 related to depreciated investment securities.

ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                            JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 36,151,844
value (including repurchase
agreements of $28,000) (cost
$30,420,452) - See
accompanying schedule

Cash                                       944

Receivable for investments                 119,619
sold

Receivable for fund shares                 92,012
sold

Dividends receivable                       11,306

Interest receivable                        11,607

Other receivables                          139

 TOTAL ASSETS                              36,387,471

LIABILITIES

Payable for investments         $ 70,756
purchased

Payable for fund shares          99,493
redeemed

Accrued management fee           17,505

Distribution fees payable        18,572

Other payables and accrued       28,439
expenses

Collateral on securities         243,380
loaned, at value

 TOTAL LIABILITIES                         478,145

NET ASSETS                                $ 35,909,326

Net Assets consist of:

Paid in capital                           $ 30,723,618

Accumulated net investment                 (122,548)
loss

Accumulated undistributed net              (423,092)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                5,731,348
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                $ 35,909,326

CALCULATION OF MAXIMUM                     $15.67
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($3,330,380 (divided
by)    212,588 shares)

 Maximum offering price per                $16.63
share   (100/94.25 of $15.67)

 CLASS T:  NET ASSET VALUE                 $15.57
and redemption    price per
share ($16,044,729 (divided
by)    1,030,430 shares)

 Maximum offering price per                $16.13
share   (100/96.50 of $15.57)

 CLASS B:  NET ASSET VALUE                 $15.36
and offering price    per
share ($9,788,926 (divided
by)    637,420 shares) A

 CLASS C:  NET ASSET VALUE                 $15.37
and offering    price per
share ($2,692,488 (divided
by)   175,161 shares) A

 INSTITUTIONAL CLASS:  NET                 $15.78
ASSET VALUE, offering price
  and redemption price per
share    ($4,052,803
(divided by) 256,765 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED JANUARY 31,
                             2000 (UNAUDITED)

INVESTMENT INCOME                            $ 164,421
Dividends

Interest                                      60,609

Security lending                              305

 TOTAL INCOME                                 225,335

EXPENSES

Management fee                   $ 110,013

Transfer agent fees               58,932

Distribution fees                 109,746

Accounting and security           30,047
lending fees

Non-interested trustees'          55
compensation

Custodian fees and expenses       4,221

Registration fees                 52,128

Audit                             12,884

Legal                             258

Miscellaneous                     537

 Total expenses before            378,821
reductions

 Expense reductions               (30,938)    347,883

NET INVESTMENT INCOME (LOSS)                  (122,548)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (268,219)

 Foreign currency transactions    (500)       (268,719)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (18,445)

 Assets and liabilities in        (48)        (18,493)
foreign currencies

NET GAIN (LOSS)                               (287,212)

NET INCREASE (DECREASE) IN                   $ (409,760)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (122,548)                   $ (162,801)
income (loss)

 Net realized gain (loss)       (268,719)                     807,597

 Change in net unrealized       (18,493)                      3,190,674
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (409,760)                     3,835,470
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders

 From net realized gain         (498,458)                     (1,579,052)

 In excess of net realized      (154,373)                     -
gain

 TOTAL DISTRIBUTIONS            (652,831)                     (1,579,052)

Share transactions - net        (6,806,883)                   13,658,707
increase (decrease)

Redemption fees                 16,543                        14,605

  TOTAL INCREASE (DECREASE)     (7,852,931)                   15,929,730
IN NET ASSETS

NET ASSETS

 Beginning of period            43,762,257                    27,832,527

 End of period (including      $ 35,909,326                  $ 43,762,257
accumulated net investment
loss of $122,548 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 16.01                       $ 15.08               $ 13.48   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                         (.03)                 (.06)     (.05)

Net realized and unrealized       (.07)                         1.80                  3.31      3.60
gain (loss)

Total from investment             (.09)                         1.77                  3.25      3.55
operations

Less Distributions

From net realized gain            (.20)                         (.85)                 (1.68)    (.07)

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.85)                 (1.68)    (.07)

Redemption fees added to paid     .01                           .01                   .03       -
in capital

Net asset value, end of period   $ 15.67                       $ 16.01               $ 15.08   $ 13.48

TOTAL RETURN B, C                 (0.48)%                       13.49%                27.48%    35.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,330                       $ 3,504               $ 2,220   $ 944
(000 omitted)

Ratio of expenses to average      1.50% A, F                    1.55% F               1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.49% A, G                    1.54% G               1.73% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           (.31)% A                      (.19)%                (.47)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.



FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 15.93                       $ 15.00               $ 13.45   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                         (.06)                 (.10)     (.09)

Net realized and unrealized       (.07)                         1.79                  3.28      3.60
gain (loss)

Total from investment             (.11)                         1.73                  3.18      3.51
operations

Less Distributions

From net realized gain            (.20)                         (.81)                 (1.66)    (.06)

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.81)                 (1.66)    (.06)

Redemption fees added to paid     .01                           .01                   .03       -
in capital

Net asset value, end of period   $ 15.57                       $ 15.93               $ 15.00   $ 13.45

TOTAL RETURN B, C                 (0.61)%                       13.20%                26.93%    35.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,045                      $ 21,714              $ 13,989  $ 7,314
(000 omitted)

Ratio of expenses to average      1.75% A, F                    1.79% F               2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.74% A, G                    1.77% G               1.98% G   1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.56)% A                      (.42)%                (.71)%    (.83)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 15.76                       $ 14.91               $ 13.42   $ 11.46
period

Income from Investment
Operations

Net investment income (loss) D    (.08)                         (.14)                 (.17)     (.08)

Net realized and unrealized       (.07)                         1.79                  3.26      2.04
gain (loss)

Total from investment             (.15)                         1.65                  3.09      1.96
operations

Less Distributions

From net realized gain            (.20)                         (.81)                 (1.64)    -

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.81)                 (1.64)    -

Redemption fees added to paid     .01                           .01                   .04       -
in capital

Net asset value, end of period   $ 15.36                       $ 15.76               $ 14.91   $ 13.42

TOTAL RETURN B, C                 (0.87)%                       12.71%                26.30%    17.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,789                       $ 9,832               $ 5,419   $ 596
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.31% F               2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.24%A, G                     2.30% G               2.48% G   2.46%A, G
net assets after expense
reductions

Ratio of net investment           (1.06)% A                     (.95)%                (1.23)%   (1.60)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 15.78                       $ 14.95               $ 12.66
period

Income from Investment
Operations

Net investment income (loss) D    (.08)                         (.15)                 (.13)

Net realized and unrealized       (.08)                         1.80                  2.87
gain (loss)

Total from investment             (.16)                         1.65                  2.74
operations

Less Distributions

From net realized gain            (.20)                         (.83)                 (.49)

In excess of net realized gain    (.06)                         -                     -

Total distributions               (.26)                         (.83)                 (.49)

Redemption fees added to paid     .01                           .01                   .04
in capital

Net asset value, end of period   $ 15.37                       $ 15.78               $ 14.95

TOTAL RETURN B, C                 (0.93)%                       12.72%                22.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,692                       $ 2,758               $ 1,461
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.32% F               2.50% A, F
net assets

Ratio of expenses to average      2.24% A, G                    2.30% G               2.48% A, G
net assets after expense
reductions

Ratio of net investment           (1.06)% A                     (.95)%                (1.27)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 16.11                       $ 15.12               $ 13.51   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                         .02                   (.03)     (.01)

Net realized and unrealized       (.07)                         1.81                  3.31      3.59
gain (loss)

Total from investment             (.08)                         1.83                  3.28      3.58
operations

Less Distributions

From net realized gain            (.20)                         (.85)                 (1.70)    (.07)

In excess of net realized gain    (.06)                         -                     -         -

Total distributions               (.26)                         (.85)                 (1.70)    (.07)

Redemption fees added to paid     .01                           .01                   .03       -
in capital

Net asset value, end of period   $ 15.78                       $ 16.11               $ 15.12   $ 13.51

TOTAL RETURN B, C                 (0.41)%                       13.87%                27.70%    35.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,053                       $ 5,954               $ 4,745   $ 1,333
(000 omitted)

Ratio of expenses to average      1.25% A, F                    1.26% F               1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.24% A, G                    1.24% G               1.48% G   1.48% A, G
net assets after expense
reductions

Ratio of net investment           (.06)% A                      .11%                  (.20)%    (.13)% A
income (loss) to average net
assets

Portfolio turnover                69% A                         80%                   144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $12,429,772 and $19,792,611, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 4,179      $ 20

CLASS T    43,696       5

CLASS B    48,539       36,416

CLASS C    13,332       7,223

          $ 109,746    $ 43,664


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,987      $ 3,402

CLASS T    16,119       5,754

CLASS B    23,708       23,708*

CLASS C    910          910*

          $ 49,724     $ 33,774

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 5,486   .33*

CLASS T                 26,066   .30*

CLASS B                 16,719   .34*

CLASS C                 4,921    .37*

INSTITUTIONAL CLASS     5,740    .24*

                       $ 58,932

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,796 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $235,372. The fund received cash collateral of $243,380 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.50%                    $ 2,959

CLASS T               1.75%                     12,716

CLASS B               2.25%                     9,241

CLASS C               2.25%                     2,870

INSTITUTIONAL CLASS   1.25%                     2,102

                                               $ 29,888

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,050 under this arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED
                                                              JULY 31,

                                2000                          1999

FROM NET REALIZED GAIN

Class A                         $ 42,256                      $ 121,205

Class T                          225,116                       772,710

Class B                          124,776                       327,913

Class C                          33,822                        82,950

Institutional Class              72,488                        274,274

Total                           $ 498,458                     $ 1,579,052

IN EXCESS OF NET REALIZED GAIN

Class A                         $ 13,086                      $ -

Class T                          69,719                        -

Class B                          38,643                        -

Class C                          10,475                        -

Institutional Class              22,450                        -

Total                           $ 154,373                     $ -

                                $ 652,831                     $ 1,579,052

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            115,099             $ 911,182
                                 58,720

Reinvestment of distributions    3,047                         9,730                47,113

Shares redeemed                  (68,047)                      (53,179)             (1,067,352)

Net increase (decrease)          (6,280)                       71,650              $ (109,057)

CLASS T Shares sold              130,008                       836,168             $ 2,035,038

Reinvestment of distributions    17,994                        59,298               276,740

Shares redeemed                  (480,531)                     (465,170)            (7,519,478)

Net increase (decrease)          (332,529)                     430,296             $ (5,207,700)

CLASS B Shares sold              146,998                       400,266             $ 2,274,654

Reinvestment of distributions    9,759                         25,754               148,334

Shares redeemed                  (143,341)                     (165,340)            (2,194,935)

Net increase (decrease)          13,416                        260,680             $ 228,053

CLASS C Shares sold              47,031                        138,656             $ 733,013

Reinvestment of distributions    2,694                         6,196                40,997

Shares redeemed                  (49,385)                      (67,731)             (768,770)

Net increase (decrease)          340                           77,121              $ 5,240

INSTITUTIONAL CLASS Shares       10,002                        257,491             $ 155,502
sold

Reinvestment of distributions    4,958                         21,083               77,138

Shares redeemed                  (127,737)                     (222,900)            (1,956,059)

Net increase (decrease)          (112,777)                     55,674              $ (1,723,419)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 1,782,025


Reinvestment of distributions    119,873

Shares redeemed                  (794,506)

Net increase (decrease)         $ 1,107,392

CLASS T Shares sold             $ 12,781,566

Reinvestment of distributions    728,776

Shares redeemed                  (6,990,735)

Net increase (decrease)         $ 6,519,607

CLASS B Shares sold             $ 5,949,947

Reinvestment of distributions    314,459

Shares redeemed                  (2,389,462)

Net increase (decrease)         $ 3,874,944

CLASS C Shares sold             $ 2,101,382

Reinvestment of distributions    75,712

Shares redeemed                  (994,371)

Net increase (decrease)         $ 1,182,723

INSTITUTIONAL CLASS Shares      $ 3,899,578
sold

Reinvestment of distributions    260,589

Shares redeemed                  (3,186,126)

Net increase (decrease)         $ 974,041


ADVISOR CYCLICAL INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CYCLICAL - INST CL  -6.97%         4.27%        53.51%

S&P 500                          5.59%          10.35%       124.60%

GS Cyclical Industries           -10.93%        -3.26%       38.24%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 246 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV CYCLICAL - INST CL    4.27%        13.39%

S&P 500                            10.35%       26.77%

GS Cyclical Industries             -3.26%       9.96%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Cyclical Ind -CL I       S&P 500                     GS Cyclical Industries
             00204                       SP001                       GS003
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10390.00                    10516.69                    10449.51
  1996/10/31      10690.00                    10806.74                    10623.81
  1996/11/30      11330.00                    11623.62                    11299.86
  1996/12/31      11260.09                    11393.36                    11101.84
  1997/01/31      11562.78                    12105.21                    11459.45
  1997/02/28      11603.14                    12200.12                    11487.29
  1997/03/31      11239.91                    11698.81                    11120.08
  1997/04/30      11441.70                    12397.23                    11654.84
  1997/05/31      12390.13                    13151.98                    12461.54
  1997/06/30      13045.96                    13741.19                    12959.26
  1997/07/31      13964.13                    14834.57                    13980.32
  1997/08/31      13661.43                    14003.54                    13471.60
  1997/09/30      13989.10                    14770.51                    13938.94
  1997/10/31      13094.39                    14277.18                    13095.58
  1997/11/30      13315.44                    14938.07                    13453.87
  1997/12/31      13424.95                    15194.56                    13598.24
  1998/01/31      13717.97                    15362.61                    13598.41
  1998/02/28      14803.26                    16470.56                    14714.19
  1998/03/31      15530.40                    17314.02                    15518.24
  1998/04/30      15747.45                    17488.19                    15588.62
  1998/05/31      15519.54                    17187.57                    15359.18
  1998/06/30      15584.66                    17885.73                    15161.59
  1998/07/31      14846.67                    17695.25                    14328.86
  1998/08/31      12589.28                    15136.87                    12063.57
  1998/09/30      12688.05                    16106.54                    12434.95
  1998/10/31      13901.39                    17416.64                    13538.58
  1998/11/30      14340.50                    18472.27                    14155.28
  1998/12/31      14964.50                    19536.64                    14242.33
  1999/01/31      14721.83                    20353.66                    14290.54
  1999/02/28      14363.61                    19721.07                    14008.83
  1999/03/31      14525.39                    20510.11                    14191.98
  1999/04/30      16489.84                    21304.46                    16333.87
  1999/05/31      16235.62                    20801.47                    15712.77
  1999/06/30      16848.07                    21955.95                    16252.48
  1999/07/31      16501.40                    21270.48                    15520.45
  1999/08/31      16200.95                    21165.19                    15169.89
  1999/09/30      15770.72                    20585.06                    14547.14
  1999/10/31      16153.39                    21887.68                    14604.43
  1999/11/30      15677.95                    22332.66                    14151.81
  1999/12/31      16931.73                    23648.05                    15031.88
  2000/01/31      15350.65                    22459.97                    13824.02
IMATRL PRASUN   SHR__CHT 20000131 20000216 143320 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $15,351 - a 53.51% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,824 - a 38.24% increase.

ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW


(photographs of Albert Ruback and Brian Hogan)

NOTE TO SHAREHOLDERS: The following is an interview with Albert Ruback
(left), who managed Fidelity Advisor Cyclical Industries Fund during the period covered by this report, with additional comments from Brian Hogan, who became manager of the fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, ALBERT?

A. For the six months that ended January 31, 2000, the fund's Institutional Class shares returned -6.97%. For the same six-month period, the Goldman Sachs Cyclical Index - an index of 246 stocks designed to measure the performance of companies in the cyclical industries sector - returned -10.93%, while the Standard & Poor's 500 Index returned 5.59%. For the 12 months that ended January 31, 2000, the fund returned 4.27% while the Goldman Sachs index and the S&P 500 returned -3.26% and 10.35%, respectively.

Q. WHAT FACTORS DROVE CYCLICAL INDUSTRY STOCK PERFORMANCE DURING THE
PERIOD?

A.R. Overall, cyclical stocks were out of favor during the past six months. Investors favored stocks with high revenue growth expectations
- such as technology and communication stocks - at the expense of stocks providing solid earnings growth with less spectacular revenue gains. These conditions created obstacles for investors in many of the well-managed industrial companies comprising the cyclical industries group. Rising interest rates further complicated the investment environment because cyclical stock price performance is closely linked with investors' expectations about the economy's strength, and rising interest rates typically suggest that economic growth may slow down.

Q. WHAT STRATEGY DID YOU USE TO OUTPERFORM THE GOLDMAN SACHS INDEX IN THIS CHALLENGING ENVIRONMENT?

A.R. Although market sentiment was relatively unfavorable for the cyclical sector, the fund substantially outperformed the Goldman Sachs index by virtue of strong stock selection across a variety of cyclical subsectors. I emphasized well-managed companies with dominant market positions that adapted their business models to participate in the evolving e-commerce environment. For example, companies such as General Electric made sizable, early investments in Internet technology and now are well-positioned to increase market share, revenue growth and earnings potential. In addition, the fund benefited from not owning certain stocks for much of the period, including those of automobile manufacturers. Rising interest rates forced automakers to offer significant incentives to maintain sales volume, and this had a negative effect on earnings growth and stock prices.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

A.R. I already mentioned General Electric, which is the fund's largest holding. GE should benefit from its early investment in web site development, as much of the site's content can lead to new marketing opportunities and enhanced revenue growth. For example, within the Power Division, utility managers can access GE's web site and evaluate the relative performance of their GE turbines vis-a-vis those of their competitors. Furthermore, the site alerts managers to products and services that have the potential to increase operating efficiency, an important feature in the deregulating utility sector. Boeing also did well late in the period. Performance was driven by substantial progress in inventory reduction and a bottoming order cycle that combined with improving global economic conditions - particularly in Asia - to suggest that order rates and fundamental operations should begin to improve.

Q. WHICH STOCKS WERE DISAPPOINTING?

A.R. Six months ago, Honeywell, Textron and SPX Corp. were among the fund's top performers, benefiting from a cyclical stock rally that enhanced their earnings potential. However, these stocks fell short of my expectations during the past six months as market sentiment shifted toward stocks offering higher revenue growth. Despite strong management teams, positive operating fundamentals and appealing long-term earnings prospects, these companies operate in mature, slow-growth industrial markets such as avionics and automotive components.

Q. TURNING TO YOU, BRIAN, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

B.H. Industrial activity levels - domestically and abroad - suggest a positive business environment for many cyclical companies. I anticipate focusing on companies where earnings are driven by accelerating revenue growth rather than by cost cutting. More specifically, I intend to highlight companies that have taken advantage of the "new economy" by expanding their markets and business opportunities. I also expect to de-emphasize interest-rate sensitive consumer-oriented stocks - such as auto manufacturers and building material companies - that tend to perform poorly in rising interest-rate environments.



FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$8 million

MANAGER: Brian Hogan, since February 2000;
joined Fidelity in 1994
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

General Electric Co.            9.4

General Motors Corp.            6.1

Boeing Co.                      5.7

Honeywell International, Inc.   5.1

Tyco International Ltd.         4.3

E. I. du Pont de Nemours and    3.7
Co.

General Dynamics Corp.          3.0

Union Carbide Corp.             2.9

United Technologies Corp.       2.9

Minnesota Mining &              2.7
Manufacturing Co.

                                45.8

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Aerospace & Defense           18.2%

                        Autos, Tires, & Accessories   12.7%

                        Chemicals & Plastics          12.1%

                        Electrical Equipment          11.1%

                        Electronics                   4.3%

                        All Others*                   41.6%


Row: 1, Col: 1, Value: 17.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.7
Row: 1, Col: 4, Value: 12.1
Row: 1, Col: 5, Value: 11.1
Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 42.0
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 94.5%

                                 SHARES                 VALUE (NOTE 1)

AEROSPACE & DEFENSE - 18.2%

Alliant Techsystems, Inc. (a)     200                   $ 12,975

BFGoodrich Co.                    700                    17,500

Boeing Co.                        11,000                 487,438

Bombardier, Inc. Class B          1,900                  38,517

Cordant Technologies, Inc.        1,000                  33,063

Honeywell International, Inc.     9,112                  437,376

Howmet International, Inc. (a)    1,000                  18,375

Lockheed Martin Corp.             1,614                  30,263

Rockwell International Corp.      1,200                  59,325

Textron, Inc.                     3,000                  179,063

United Technologies Corp.         4,611                  244,095

                                                         1,557,990

AIR TRANSPORTATION - 3.2%

America West Holding Corp.        1,200                  21,450
Class B (a)

AMR Corp. (a)                     4,100                  220,631

Atlantic Coast Airlines           100                    1,806
Holdings, Inc. (a)

Northwest Airlines Corp.          350                    7,066
Class A (a)

Southwest Airlines Co.            1,725                  27,492

                                                         278,445

AUTOS, TIRES, & ACCESSORIES -
12.7%

Danaher Corp.                     650                    28,031

Delphi Automotive Systems         2,500                  43,281
Corp.

Federal-Mogul Corp.               50                     756

Ford Motor Co.                    3,700                  184,075

General Motors Corp.              6,450                  518,822

Johnson Controls, Inc.            500                    27,625

Navistar International Corp.      1,500                  58,969
(a)

SPX Corp. (a)                     3,000                  222,000

                                                         1,083,559

BUILDING MATERIALS - 3.2%

American Standard Companies,      3,000                  112,500
Inc. (a)

Ferro Corp.                       900                    17,550

Fortune Brands, Inc.              800                    23,200

Lafarge Corp.                     1,100                  26,538

Masco Corp.                       2,900                  57,819

Omnova Solutions, Inc.            2,900                  21,750

Owens Corning                     700                    11,244

USG Corp.                         200                    7,525

                                                         278,126

CHEMICALS & PLASTICS - 12.0%

Air Products & Chemicals,         1,400                  41,475
Inc.

Avery Dennison Corp.              1,000                  67,750

CK Witco Corp.                    1,293                  15,435

E. I. du Pont de Nemours and      5,360                  316,240
Co.

Engelhard Corp.                   1,000                  15,938

Potash Corp. of Saskatchewan      400                    20,825



                                 SHARES                 VALUE (NOTE 1)

Praxair, Inc.                     3,700                 $ 150,081

Rohm & Haas Co.                   2,000                  84,500

Sealed Air Corp. (a)              760                    42,655

Solutia, Inc.                     460                    6,325

Spartech Corp.                    800                    20,500

Union Carbide Corp.               4,400                  246,400

                                                         1,028,124

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           100                    2,900

COMPUTER SERVICES & SOFTWARE
- 1.6%

Litton Industries, Inc. (a)       3,200                  135,800

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Pitney Bowes, Inc.                700                    34,300

CONSTRUCTION - 0.4%

Centex Corp.                      500                    11,000

Kaufman & Broad Home Corp.        600                    13,013

Lennar Corp.                      600                    9,563

Oakwood Homes Corp.               700                    1,925

                                                         35,501

CONSUMER DURABLES - 2.7%

Minnesota Mining &                2,500                  234,063
Manufacturing Co.

CONSUMER ELECTRONICS - 1.0%

Black & Decker Corp.              700                    28,044

General Motors Corp. Class H      500                    56,250
(a)

                                                         84,294

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   100                    1,400

ELECTRICAL EQUIPMENT - 11.1%

Emerson Electric Co.              2,500                  137,656

General Electric Co.              6,000                  800,241

Hubbell, Inc. Class B             500                    12,969

                                                         950,866

ELECTRONIC INSTRUMENTS - 0.0%

Sequenom, Inc.                    100                    2,600

ELECTRONICS - 4.3%

Quantum Effect Devices, Inc.      100                    1,600

Tyco International Ltd.           8,500                  363,375

                                                         364,975

ENGINEERING - 3.3%

Fluor Corp.                       2,200                  87,863

PerkinElmer, Inc.                 3,900                  195,244

                                                         283,107

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc.             1,300                  23,400

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.2%

Caterpillar, Inc.                 2,000                 $ 84,875

Deere & Co.                       100                    4,369

Illinois Tool Works, Inc.         2,200                  128,700

Ingersoll-Rand Co.                2,200                  103,538

Parker-Hannifin Corp.             800                    34,600

                                                         356,082

IRON & STEEL - 0.5%

Bethlehem Steel Corp. (a)         4,100                  27,931

USX - U.S. Steel Group            500                    12,438

                                                         40,369

LEASING & RENTAL - 0.1%

Ryder System, Inc.                250                    5,516

METALS & MINING - 1.9%

Alcoa, Inc.                       1,770                  123,347

Inco Ltd. (a)                     500                    9,444

Martin Marietta Materials,        774                    32,508
Inc.

                                                         165,299

PACKAGING & CONTAINERS - 1.2%

Ball Corp.                        700                    25,463

Bemis Co., Inc.                   1,000                  31,563

Owens-Illinois, Inc. (a)          2,200                  40,288

Silgan Holdings, Inc. (a)         700                    9,450

                                                         106,764

PAPER & FOREST PRODUCTS - 3.7%

Bowater, Inc.                     1,300                  67,194

Champion International Corp.      900                    52,650

Fort James Corp.                  800                    21,400

International Paper Co.           1,542                  73,438

Smurfit-Stone Container Corp.     5,056                  100,172
(a)

                                                         314,854

POLLUTION CONTROL - 0.4%

Ogden Corp.                       1,900                  21,494

Republic Services, Inc. Class     800                    9,400
A (a)

                                                         30,894

RAILROADS - 2.9%

Burlington Northern Santa Fe      3,700                  89,031
Corp.

Canadian Pacific Ltd.             4,000                  85,792

CSX Corp.                         950                    27,788

Union Pacific Corp.               1,100                  44,000

                                                         246,611



                                 SHARES                 VALUE (NOTE 1)

SERVICES - 0.8%

Ecolab, Inc.                      2,000                 $ 70,375

SHIP BUILDING & REPAIR - 3.0%

General Dynamics Corp.            5,400                  254,475

TEXTILES & APPAREL - 0.5%

Shaw Industries, Inc.             2,500                  33,906

Unifi, Inc. (a)                   500                    5,531

                                                         39,437

TRUCKING & FREIGHT - 0.9%

Expeditors International of       800                    33,725
Washington, Inc.

United Parcel Service, Inc.       600                    35,700
Class B

USFreightways Corp.               200                    7,275

                                                         76,700

TOTAL COMMON STOCKS                         8,086,826
(Cost $8,114,198)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



CHEMICALS & PLASTICS - 0.1%

Sealed Air Corp. Series A,        142                    7,562
$2.00 (Cost $6,266)

CASH EQUIVALENTS - 7.0%



Taxable Central Cash Fund,        600,013                600,013
5.45% (b) (Cost $600,013)

TOTAL INVESTMENT PORTFOLIO -                             8,694,401
101.6% (Cost $8,720,477)

NET OTHER ASSETS - (1.6)%                                (140,192)

NET ASSETS - 100%                          $ 8,554,209

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $8,746,843. Net unrealized depreciation aggregated $52,442, of which $839,419 related to appreciated investment securities and $891,861 related to depreciated investment securities.

ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                          JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 8,694,401
value  (cost $8,720,477) -
See accompanying schedule

Receivable for investments                  627,861
sold

Receivable for fund shares                  3,963
sold

Dividends receivable                        5,428

Interest receivable                         1,657

Other receivables                           711

Receivable from investment                  3,767
adviser for expense
reductions

 TOTAL ASSETS                               9,337,788

LIABILITIES

Payable for investments         $ 743,397
purchased

Payable for fund shares          14,289
redeemed

Distribution fees payable        3,831

Other payables and  accrued      22,062
expenses

 TOTAL LIABILITIES                          783,579

NET ASSETS                                 $ 8,554,209

Net Assets consist of:

Paid in capital                            $ 8,477,944

Accumulated net investment                  (20,213)
loss

Accumulated undistributed net               122,554
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 (26,076)
(depreciation) on investments

NET ASSETS                                 $ 8,554,209

CALCULATION OF MAXIMUM                      $12.87
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($917,663 (divided by)
    71,322 shares)

 Maximum offering price per                 $13.66
share    (100/94.25 of
$12.87)

 CLASS T:  NET ASSET VALUE                  $12.81
and redemption     price per
share ($2,752,031 (divided
by)     214,799 shares)

 Maximum offering price per                 $13.27
share    (100/96.50 of
$12.81)

 CLASS B:  NET ASSET VALUE                  $12.63
and offering price     per
share ($1,957,470 (divided
by)     155,009 shares) A

 CLASS C:  NET ASSET VALUE                  $12.66
and offering price     per
share ($792,354 (divided by)
62,577     shares) A

 INSTITUTIONAL CLASS:  NET                  $13.01
ASSET VALUE, offering price
  and redemption price per
share     ($2,134,691
(divided by) 164,138 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED JANUARY 31,
                            2000 (UNAUDITED)

INVESTMENT INCOME                            $ 62,173
Dividends

Interest                                      10,094

Security lending                              25

 TOTAL INCOME                                 72,292

EXPENSES

Management fee                   $ 28,729

Transfer agent fees               16,070

Distribution fees                 24,123

Accounting and security           30,111
lending fees

Non-interested trustees'          19
compensation

Custodian fees and expenses       2,456

Registration fees                 51,624

Audit                             12,840

Legal                             63

Miscellaneous                     53

 Total expenses before            166,088
reductions

 Expense reductions               (79,650)    86,438

NET INVESTMENT INCOME (LOSS)                  (14,146)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            268,034

 Foreign currency transactions    170         268,204

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (980,908)

 Assets and liabilities in        2           (980,906)
foreign currencies

NET GAIN (LOSS)                               (712,702)

NET INCREASE (DECREASE) IN                   $ (726,848)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET    SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                        2000 (UNAUDITED)

Operations Net investment     $ (14,146)                    $ (11,063)
income (loss)

 Net realized gain (loss)      268,204                       28,779

 Change in net unrealized      (980,906)                     563,364
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    (726,848)                     581,080
NET ASSETS RESULTING FROM
OPERATIONS

 Distributions to              (6,067)                       -
shareholders In excess of
net investment income

 From net realized gain        (172,028)                     (287,985)

 TOTAL DISTRIBUTIONS           (178,095)                     (287,985)

Share transactions - net       (1,779,960)                   4,985,782
increase (decrease)

Redemption fees                852                           6,625

  TOTAL INCREASE (DECREASE)    (2,684,051)                   5,285,502
IN NET ASSETS

NET ASSETS

 Beginning of period           11,238,260                    5,952,758

 End of period (including     $ 8,554,209                   $ 11,238,260
accumulated net investment
loss of $20,213 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 14.13                       $ 13.56               $ 13.80   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)                         .01                   (.03)     (.01)

Net realized and unrealized       (.99)                         1.23                  .76       3.89
gain (loss)

Total from investment             (.99)                         1.24                  .73       3.88
operations

Less Distributions

From net investment income        -                             -                     -         (.01)

In excess of net investment       (.01)                         -                     -         -
income

From net realized gain            (.26)                         (.68)                 (.99)     (.08)

Total distributions               (.27)                         (.68)                 (.99)     (.09)

Redemption fees added to paid     .00                           .01                   .02       .01
in capital

Net asset value, end of period   $ 12.87                       $ 14.13               $ 13.56   $ 13.80

TOTAL RETURN B, C                 (7.11)%                       10.81%                6.05%     39.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 918                         $ 896                 $ 471     $ 365
(000 omitted)

Ratio of expenses to average      1.50% A, F                    1.56% F               1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.50% A                       1.54% G               1.75%     1.73% A, G
net assets after expense
reductions

Ratio of net investment           (.05)% A                      .05%                  (.22)%    (.09)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 14.07                       $ 13.51               $ 13.77   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                         (.03)                 (.06)     (.04)

Net realized and unrealized       (.99)                         1.24                  .77       3.89
gain (loss)

Total from investment             (1.01)                        1.21                  .71       3.85
operations

Less Distributions

From net investment income        -                             -                     -         (.01)

From net realized gain            (.25)                         (.66)                 (.99)     (.08)

 Total distributions              (.25)                         (.66)                 (.99)     (.09)

Redemption fees added to paid     .00                           .01                   .02       .01
in capital

Net asset value, end of period   $ 12.81                       $ 14.07               $ 13.51   $ 13.77

TOTAL RETURN B, C                 (7.28)%                       10.57%                5.91%     38.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,752                       $ 3,471               $ 2,973   $ 1,920
(000 omitted)

Ratio of expenses to average      1.75% A, F                    1.83% F               2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.75% A                       1.81% G               2.00%     1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.30)% A                      (.22)%                (.47)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 13.89                       $ 13.40               $ 13.75   $ 11.56
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.09)                 (.14)     (.06)

Net realized and unrealized       (.97)                         1.22                  .76       2.25
gain (loss)

Total from investment             (1.02)                        1.13                  .62       2.19
operations

Less Distributions

From net realized gain            (.24)                         (.65)                 (.99)     -

Redemption fees added to paid     .00                           .01                   .02       -
in capital

Net asset value, end of period   $ 12.63                       $ 13.89               $ 13.40   $ 13.75

TOTAL RETURN B, C                 (7.44)%                       10.01%                5.23%     18.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,957                       $ 2,043               $ 985     $ 252
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.31% F               2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.25% A                       2.29% G               2.50%     2.45% A, G
net assets after expense
reductions

Ratio of net investment           (.80)% A                      (.70)%                (1.03)%   (1.11)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 13.91                       $ 13.45               $ 12.54
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.09)                 (.11)

Net realized and unrealized       (.98)                         1.20                  1.39
gain (loss)

Total from investment             (1.03)                        1.11                  1.28
operations

Less Distributions

From net realized gain            (.22)                         (.67)                 (.38)

Redemption fees added to paid     .00                           .02                   .01
in capital

Net asset value, end of period   $ 12.66                       $ 13.91               $ 13.45

TOTAL RETURN B, C                 (7.50)%                       9.94%                 10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 792                         $ 1,451               $ 165
(000 omitted)

Ratio of expenses to average      2.25% A, F                    2.28% F               2.50% A, F
net assets

Ratio of expenses to average      2.25% A                       2.27% G               2.50% A
net assets after expense
reductions

Ratio of net investment           (.80)% A                      (.67)%                (1.06)% A
income (loss) to average net
assets

Portfolio turnover                67% A                         115%                  100%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 F

Net asset value, beginning of    $ 14.28                       $ 13.68               $ 13.84   $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                           .04                   .01 E     .03

Net realized and unrealized       (.99)                         1.25                  .75       3.91
gain (loss)

Total from investment             (.98)                         1.29                  .76       3.94
operations

Less Distributions

From net investment income        -                             -                     -         (.02)

In excess of net investment       (.03)                         -                     -         -
income

From net realized gain            (.26)                         (.70)                 (.95)     (.08)

Total distributions               (.29)                         (.70)                 (.95)     (.10)

Redemption fees added to paid     .00                           .01                   .03       -
in capital

Net asset value, end of period   $ 13.01                       $ 14.28               $ 13.68   $ 13.84

TOTAL RETURN B, C                 (6.97)%                       11.15%                6.32%     39.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,135                       $ 3,377               $ 1,360   $ 1,756
(000 omitted)

Ratio of expenses to average      1.25% A, G                    1.31% G               1.50% G   1.50% A, G
net assets

Ratio of expenses to average      1.25% A                       1.29% H               1.50%     1.48% A, H
net assets after expense
reductions

Ratio of net investment           .20% A                        .31%                  .04%      .25% A
income to average net assets

Portfolio turnover                67% A                         115%                  100%      155% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E DURING THE PERIOD, A
SIGNIFICANT SHAREHOLDER
REDEMPTION CAUSED AN
UNUSUALLY HIGH LEVEL OF
INVESTMENT INCOME PER SHARE.
F FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $3,180,488 and $4,768,115, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,203      $ 200

CLASS T    7,788        355

CLASS B    9,841        7,536

CLASS C    5,291        4,211

          $ 24,123     $ 12,302


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,925      $ 1,087

CLASS T    4,483        2,094

CLASS B    3,759        3,759 *

CLASS C    2,171        2,171 *

          $ 12,338     $ 9,111

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,789   .37 *

CLASS T                 5,617    .36 *

CLASS B                 3,623    .37 *

CLASS C                 1,867    .35 *

INSTITUTIONAL CLASS     3,174    .22 *

                       $ 16,070

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $187 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.50%                    $ 7,942

CLASS T               1.75%                     25,510

CLASS B               2.25%                     16,166

CLASS C               2.25%                     8,614

INSTITUTIONAL CLASS   1.25%                     21,256

                                               $ 79,488

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $162 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 18% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                             2000                          1999

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 805                         $ -

Institutional Class           5,262                         -

Total                        $ 6,067                       $ -

FROM NET REALIZED GAIN

Class A                      $ 20,078                      $ 23,684

Class T                       54,397                        144,300

Class B                       34,806                        41,003

Class C                       14,419                        9,726

Institutional Class           48,328                        69,272

Total                        $ 172,028                     $ 287,985

                             $ 178,095                     $ 287,985

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            37,470              $ 378,674
                                 28,028

Reinvestment of distributions    1,425                         2,196                19,437

Shares redeemed                  (21,517)                      (11,006)             (293,433)

Net increase (decrease)          7,936                         28,660              $ 104,678

CLASS T Shares sold              30,509                        149,470             $ 419,053

Reinvestment of distributions    3,842                         13,134               52,336

Shares redeemed                  (66,275)                      (135,949)            (911,212)

Net increase (decrease)          (31,924)                      26,655              $ (439,823)

CLASS B Shares sold              51,366                        121,052             $ 699,004

Reinvestment of distributions    1,960                         3,632                26,344

Shares redeemed                  (45,413)                      (51,075)             (617,694)

Net increase (decrease)          7,913                         73,609              $ 107,654

CLASS C Shares sold              18,871                        106,908             $ 258,091

Reinvestment of distributions    650                           915                  8,758

Shares redeemed                  (61,305)                      (15,704)             (824,943)

Net increase (decrease)          (41,784)                      92,119              $ (558,094)

INSTITUTIONAL CLASS Shares       12,901                        145,280             $ 178,799
sold

Reinvestment of distributions    2,497                         6,212                34,539

Shares redeemed                  (87,800)                      (14,316)             (1,207,713)

Net increase (decrease)          (72,402)                      137,176             $ (994,375)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 504,717


Reinvestment of distributions    23,537

Shares redeemed                  (149,922)

Net increase (decrease)         $ 378,332

CLASS T Shares sold             $ 2,008,694

Reinvestment of distributions    140,529

Shares redeemed                  (1,711,581)

Net increase (decrease)         $ 437,642

CLASS B Shares sold             $ 1,640,891

Reinvestment of distributions    38,541

Shares redeemed                  (651,249)

Net increase (decrease)         $ 1,028,183

CLASS C Shares sold             $ 1,480,405

Reinvestment of distributions    9,726

Shares redeemed                  (201,951)

Net increase (decrease)         $ 1,288,180

INSTITUTIONAL CLASS Shares      $ 1,976,046
sold

Reinvestment of distributions    67,155

Shares redeemed                  (189,756)

Net increase (decrease)         $ 1,853,445


ADVISOR FINANCIAL SERVICES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - INST  -6.92%         -3.81%       80.56%
CL

S&P 500                        5.59%          10.35%       124.60%

GS Financial Services          -7.90%         -5.46%       87.19%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV FINANCIAL - INST    -3.81%       18.91%
CL

S&P 500                          10.35%       26.77%

GS Financial Services            -5.46%       20.18%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Financial Serv -CL I     S&P 500                     GS Financial Services
             00273                       SP001                       GS004
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10620.00                    10516.69                    10584.56
  1996/10/31      11190.00                    10806.74                    11272.70
  1996/11/30      12090.00                    11623.62                    12278.35
  1996/12/31      11729.57                    11393.36                    12100.98
  1997/01/31      12351.14                    12105.21                    12935.63
  1997/02/28      12501.52                    12200.12                    13395.32
  1997/03/31      11619.29                    11698.81                    12504.96
  1997/04/30      12571.69                    12397.23                    13328.32
  1997/05/31      13052.91                    13151.98                    14040.84
  1997/06/30      13734.63                    13741.19                    14892.68
  1997/07/31      15178.26                    14834.57                    16504.52
  1997/08/31      14275.99                    14003.54                    15483.68
  1997/09/30      15189.28                    14770.51                    16744.42
  1997/10/31      15098.86                    14277.18                    16445.06
  1997/11/30      15601.15                    14938.07                    17053.65
  1997/12/31      16458.84                    15194.56                    17997.81
  1998/01/31      16254.76                    15362.61                    17523.74
  1998/02/28      17622.08                    16470.56                    19045.66
  1998/03/31      18611.86                    17314.02                    20165.67
  1998/04/30      18907.77                    17488.19                    20512.24
  1998/05/31      18499.62                    17187.57                    20061.46
  1998/06/30      19244.50                    17885.73                    20758.18
  1998/07/31      19183.28                    17695.25                    20510.80
  1998/08/31      14969.08                    15136.87                    16002.19
  1998/09/30      15496.48                    16106.54                    16320.87
  1998/10/31      16940.32                    17416.64                    18092.98
  1998/11/30      17932.27                    18472.27                    19193.75
  1998/12/31      18428.25                    19536.64                    19625.39
  1999/01/31      18769.92                    20353.66                    19800.64
  1999/02/28      18913.20                    19721.07                    19947.58
  1999/03/31      19530.42                    20510.11                    20595.27
  1999/04/30      20952.21                    21304.46                    22002.58
  1999/05/31      19739.83                    20801.47                    20987.62
  1999/06/30      20456.24                    21955.95                    21531.79
  1999/07/31      19398.16                    21270.48                    20324.07
  1999/08/31      18483.36                    21165.19                    19310.55
  1999/09/30      17788.75                    20585.06                    18183.14
  1999/10/31      20245.82                    21887.68                    20791.31
  1999/11/30      19256.32                    22332.66                    19832.83
  1999/12/31      18867.19                    23648.05                    19441.02
  2000/01/31      18055.58                    22459.97                    18719.07
IMATRL PRASUN   SHR__CHT 20000131 20000225 083924 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $18,056 - a 80.56% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period.
With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If
$10,000 was invested in the Goldman Sachs Financial Services
Industries Index, it would have grown to $18,719 - a 87.19% increase.

ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photogrtaphs of Robert Ewing and James Catudal)

NOTE TO SHAREHOLDERS: The following is an interview with Robert Ewing
(left), who managed the Fidelity Advisor Financial Services Fund during the period covered by this report, with additional comments from James Catudal, who became manager of the fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, BOB?

A.  During the six months that ended January 31, 2000, the fund's
Institutional Class shares had a total return of -6.92%. During the same period, the Goldman Sachs Financial Services Index, an index of 251 stocks designed to measure the performance of companies in the financial services sector, had a return of -7.90%, while the Standard
& Poor's 500 Index returned 5.59%. For the 12-month period that ended
January 31, 2000, the fund's Institutional Class shares had a total return of -3.81%, while the Goldman Sachs index returned -5.46% and the S&P 500 index returned 10.35%.

Q. WHAT FACTORS AFFECTED PERFORMANCE DURING THE PERIOD?

R.E. It was a very challenging period for financial services stocks, principally because interest rates were rising, which traditionally undermines the value of these stocks. We consistently pursued three investment themes: an emphasis on consumer-related companies; a de-emphasis of regional banks; and an underweighting in property and casualty companies. The strategy to overweight consumer companies brought disappointing results, as higher interest rates hurt mortgage-related and consumer credit firms. The decisions to underweight regional banks and property and casualty insurers worked well. Regional banks tend to be good investments early in economic expansions, when their stocks are relatively inexpensive. This was not the case early in the period. Moreover, as the difference between short-term and long-term interest rates narrowed, banks lost some of their ability to profit from the "spread" between interest rates. In addition, competition facing regional banks intensified because of a variety of factors, including the rising use of the Internet. Property and casualty companies, especially those emphasizing consumer businesses such as homeowners and automobile insurance, continued to have difficulty because of intense price competition, including from online competitors.

Q. WHAT WERE SOME OF THE CONTRIBUTORS TO PERFORMANCE?

R.E. Brokerages were big contributors. Major holdings such as Morgan
Stanley Dean Witter and Lehman Brothers were excellent performers, helped by very active capital markets. U.S. brokerages also gained business in Europe, where the capital markets were active. While most consumer stocks were disappointing, an exception was American Express, which benefited from heavy charge card usage and a rising number of consumer accounts. Money center banks such as Citigroup and Chase
Manhattan performed better than most financial services stocks, primarily because they benefited from capital markets activity.
Q. WHAT INVESTMENTS DISAPPOINTED YOU?

R.E. Associates First Capital, a consumer finance company, was very disappointing. The company's earnings slipped as it spent money building Internet operations and as delinquencies increased in home equity loans and manufactured housing loans. Rising interest rates also hurt mortgage-related stocks such as Freddie Mac and Fannie Mae, even though their businesses remained fundamentally strong. Almost all bank stocks were poor performers during the period.

Q. TURNING TO YOU, JIM, HOW WOULD YOU DESCRIBE YOUR INVESTMENT STYLE?

J.C. I look for companies with solid strategies and strong managements who are able to execute those strategies. I prefer attractive stock valuations, but I don't just buy cheap stocks. While I am a bottom-up manager who looks for stocks of good companies, I recognize that it can be difficult to invest in a company where the macroeconomic trends are moving against it.

Q. WHAT IS YOUR OUTLOOK, JIM?

J.C. It is a tough and uncertain time for the financial services industry, with the Federal Reserve Board raising short-term interest rates and yields of 30-year Treasury bonds trading lower than 10-year bonds. At the same time, many financial services companies offer attractive stock valuations. Given the difficult interest-rate outlook, I am cautious, looking for the best companies with the most attractive valuations. Recently, the companies that have performed relatively well have tended to be more fee-based than interest-rate sensitive. Regardless of what happens with interest rates, I will invest in companies that can execute in a difficult environment and which offer the most attractive return potential.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON
THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED
ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$333 million

MANAGER: James Catudal, since February 2000;
joined Fidelity in 1997
(checkmark)

ADVISOR FINANCIAL SERVICES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

Citigroup, Inc.                 6.2

American International Group,   5.7
Inc.

American Express Co.            4.5

Freddie Mac                     4.4

Bank of America Corp.           3.8

Chase Manhattan Corp.           3.6

Morgan Stanley Dean Witter &    3.7
Co.

Fannie Mae                      3.6

Wells Fargo & Co.               3.1

Berkshire Hathaway, Inc.        2.5
Class A

                                41.1

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Banks                      26.9%

                        Insurance                  21.8%

                        Credit & Other Finance     15.7%

                        Securities Industry        9.2%

                        Federal Sponsored Credit   8.4%

                        All Others*                18.0%


Row: 1, Col: 1, Value: 26.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.8
Row: 1, Col: 4, Value: 15.7
Row: 1, Col: 5, Value: 9.199999999999999
Row: 1, Col: 6, Value: 8.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 18.0
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR FINANCIAL SERVICES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 89.0%

                                 SHARES                     VALUE (NOTE 1)

BANKS - 26.9%

Bank of America Corp.             261,004                   $ 12,642,381

Bank of New York Co., Inc.        163,760                    6,652,750

Bank One Corp.                    202,382                    6,033,513

Chase Manhattan Corp.             151,800                    12,210,413

Comerica, Inc.                    50,250                     2,220,422

First Union Corp.                 76,192                     2,557,194

Firstar Corp.                     204,550                    4,883,631

FleetBoston Financial Corp.       152,676                    4,799,752

M&T Bank Corp.                    2,400                      986,400

Marshall & Ilsley Corp.           47,000                     2,408,750

Mellon Financial Corp.            125,000                    4,289,063

Northern Trust Corp.              37,000                     2,233,875

Peoples Heritage Financial        15,000                     220,313
Group, Inc.

PNC Financial Corp.               32,700                     1,569,600

State Street Corp.                20,000                     1,603,750

SunTrust Banks, Inc.              28,400                     1,691,575

Synovus Finanical Corp.           30,000                     570,000

Toronto Dominion Bank             62,000                     1,554,987

U.S. Bancorp                      194,650                    4,318,797

UnionBanCal Corp.                 27,800                     988,638

Wachovia Corp.                    29,605                     1,896,570

Wells Fargo & Co.                 260,400                    10,416,000

Westamerica Bancorp.              50,000                     1,262,500

Zions Bancorp                     29,200                     1,726,450

                                                             89,737,324

COMPUTER SERVICES & SOFTWARE
- 0.2%

Intuit, Inc. (a)                  9,200                      554,875

Sanchez Computer Associates,      5,000                      169,063
Inc. (a)

                                                             723,938

CREDIT & OTHER FINANCE - 15.7%

American Express Co.              91,300                     15,047,381

Associates First Capital          384,000                    7,680,000
Corp. Class A

Citigroup, Inc.                   360,993                    20,734,527

Household International, Inc.     115,057                    4,055,759

MBNA Corp.                        63,250                     1,597,063

Metris Companies, Inc.            15,000                     549,375

Providian Financial Corp.         33,107                     2,793,403

                                                             52,457,508

FEDERAL SPONSORED CREDIT - 8.4%

Fannie Mae                        201,935                    12,103,479

Freddie Mac                       292,020                    14,655,754

SLM Holding Corp.                 32,000                     1,246,000

                                                             28,005,233

HOLDING COMPANIES - 0.4%

PartnerRe Ltd.                    46,600                     1,351,400



                                 SHARES                     VALUE (NOTE 1)

INSURANCE - 21.8%

ACE Ltd.                          65,000                    $ 1,149,688

AFLAC, Inc.                       72,200                     3,136,188

Allmerica Financial Corp.         12,400                     579,700

Ambac Financial Group, Inc.       97,100                     4,751,831

American General Corp.            45,500                     2,795,406

American International Group,     183,750                    19,132,969
Inc.

Arthur J. Gallagher & Co.         10,000                     537,500

Berkshire Hathaway, Inc.:

Class A (a)                       165                        8,448,000

Class B (a)                       24                         39,504

Blanch E.W. Holdings, Inc.        18,000                     870,750

CIGNA Corp.                       7,500                      538,125

Everest Reinsurance Holdings,     7,700                      193,944
Inc.

Financial Security Assurance      5,000                      275,938
Holdings Ltd.

Hartford Financial Services       47,700                     1,818,563
Group, Inc.

Hartford Life, Inc. Class A       49,500                     2,014,031

HCC Insurance Holdings, Inc.      23,400                     311,513

Jefferson-Pilot Corp.             15,000                     881,250

Loews Corp.                       14,600                     817,600

Marsh & McLennan Companies,       70,950                     6,669,300
Inc.

MBIA, Inc.                        81,700                     4,090,106

Mutual Risk Management Ltd.       55,000                     900,625

Nationwide Financial              21,300                     529,838
Services, Inc.  Class A

PMI Group, Inc.                   30,750                     1,268,438

Reliastar Financial Corp.         88,503                     2,627,433

RenaissanceRe Holdings Ltd.       21,500                     837,156

The Chubb Corp.                   57,500                     3,234,375

Torchmark Corp.                   20,000                     503,750

Travelers Property Casualty       17,500                     634,375
Corp.  Class A

UICI (a)                          70,200                     693,225

Xl Capital Ltd.                   55,000                     2,481,875

                                                             72,762,996

LODGING & GAMING - 0.4%

Starwood Hotels & Resorts         50,400                     1,209,600
Worldwide, Inc. unit

REAL ESTATE INVESTMENT TRUSTS
- 4.2%

AMB Property Corp.                30,900                     631,519

AMRESCO Capital Trust, Inc.       25,000                     229,688

Apartment Investment &            42,400                     1,605,900
Management Co. Class A

Arden Realty Group, Inc.          15,000                     316,875

BRE Properties, Inc. Class A      10,000                     220,000

Cousins Properties, Inc.          14,500                     519,281

Crescent Real Estate Equities     66,100                     1,189,800
Co.

Duke-Weeks Realty Corp.           67,500                     1,337,344

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Equity Office Properties Trust    63,900                    $ 1,633,444

Equity Residential Properties     30,300                     1,257,450
Trust (SBI)

First Industrial Realty           6,000                      161,250
Trust, Inc.

Indymac Mortgage Holdings,        155,000                    1,724,375
Inc.

Kimco Realty Corp.                9,100                      320,775

ProLogis Trust                    34,500                     657,656

Public Storage, Inc.              32,500                     737,344

Simon Property Group, Inc.        36,000                     888,750

Spieker Properties, Inc.          12,500                     485,938

                                                             13,917,389

SAVINGS & LOANS - 1.7%

Charter One Financial, Inc.       34,500                     670,594

Commercial Federal Corp.          10,000                     145,000

Golden West Financial Corp.       61,200                     1,801,575

TCF Financial Corp.               48,200                     1,105,588

Washington Mutual, Inc.           83,520                     2,119,320

                                                             5,842,077

SECURITIES INDUSTRY - 9.2%

AXA Financial, Inc.               35,900                     1,168,994

Charles Schwab Corp.              125,000                    4,507,813

Federated Investors, Inc.         15,000                     296,250
Class B

Franklin Resources, Inc.          30,000                     1,070,625

Goldman Sachs Group, Inc.         7,500                      687,188

Investors Group, Inc.             50,000                     581,174

Lehman Brothers Holdings,         14,400                     1,029,600
Inc.

Merrill Lynch & Co., Inc.         57,600                     4,996,800

Morgan Stanley Dean Witter &      184,000                    12,190,000
Co.

The Bear Stearns Companies,       23,625                     974,531
Inc.

Waddell & Reed Financial, Inc.:

Class A                           97,845                     2,825,274

Class B                           12,245                     342,095

                                                             30,670,344

SERVICES - 0.1%

CheckFree Holdings Corp. (a)      5,000                      295,000

TOTAL COMMON STOCKS                            296,972,809
(Cost $287,395,772)

CASH EQUIVALENTS - 11.2%

                                 SHARES                     VALUE (NOTE 1)

Central Cash Collateral Fund,     1,261,100                 $ 1,261,100
5.56% (b)

Taxable Central Cash Fund,        36,108,428                 36,108,428
5.45% (b)

TOTAL CASH EQUIVALENTS                         37,369,528
(Cost $37,369,528)

TOTAL INVESTMENT PORTFOLIO -       334,342,337
100.2%
(Cost $324,765,300)

NET OTHER ASSETS - (0.2)%          (775,640)

NET ASSETS - 100%                 $ 333,566,697

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $325,625,531. Net unrealized appreciation aggregated $8,716,806, of which $42,945,406 related to appreciated investment securities and $34,228,600 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $4,198,000 all of which will expire on July 31, 2007.

ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 334,342,337
value  (cost $324,765,300) -
 See accompanying schedule

Receivable for investments                    18,138,835
sold

Receivable for fund shares                    2,938,389
sold

Dividends receivable                          280,229

Interest receivable                           133,919

Redemption fees receivable                    306

Other receivables                             431

TOTAL ASSETS                                  355,834,446

LIABILITIES

Payable for investments        $ 19,207,983
purchased

Payable for fund shares         1,352,934
redeemed

Accrued management fee          153,781

Distribution fees payable       185,046

Other payables and  accrued     106,905
expenses

Collateral on securities        1,261,100
loaned,  at value

 TOTAL LIABILITIES                            22,267,749

NET ASSETS                                   $ 333,566,697

Net Assets consist of:

Paid in capital                              $ 334,802,072

Undistributed net investment                  676,638
income

Accumulated undistributed net                 (11,489,206)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   9,577,193
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 333,566,697

CALCULATION OF MAXIMUM                        $16.18
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($32,012,749 (divided
by)     1,979,069 shares)

 Maximum offering price per                   $17.17
share    (100/94.25 of
$16.18)

 CLASS T:  NET ASSET VALUE                    $16.13
and redemption     price per
share ($135,739,503 (divided
by)     8,415,416 shares)

 Maximum offering price per                   $16.72
share    (100/96.50 of
$16.13)

 CLASS B:  NET ASSET VALUE                    $15.94
and offering price     per
share ($107,748,865 (divided
by)     6,760,207 shares) A

 CLASS C:  NET ASSET VALUE                    $15.95
and offering price    per
share ($48,189,846 (divided
by)     3,021,741 shares) A

 INSTITUTIONAL CLASS:  NET                    $16.24
ASSET VALUE, offering price
  and redemption price per
share     ($9,875,734
(divided by) 607,983 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED JANUARY 31,
                                 2000 (UNAUDITED)

INVESTMENT INCOME                               $ 2,529,074
Dividends

Interest                                         623,265

Security lending                                 2,386

 TOTAL INCOME                                    3,154,725

EXPENSES

Management fee                   $ 872,992

Transfer agent fees               443,587

Distribution fees                 1,035,745

Accounting and security           65,954
lending fees

Non-interested trustees'          419
compensation

Custodian fees and expenses       4,354

Registration fees                 79,888

Audit                             14,222

Legal                             1,823

Miscellaneous                     1,863

 Total expenses before            2,520,847
reductions

 Expense reductions               (13,133)       2,507,714

NET INVESTMENT INCOME                            647,011

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (6,313,431)

 Foreign currency transactions    (562)          (6,313,993)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (18,952,166)

 Assets and liabilities in        495            (18,951,671)
foreign currencies

NET GAIN (LOSS)                                  (25,265,664)

NET INCREASE (DECREASE) IN                      $ (24,618,653)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ 647,011                     $ 798,328
income

 Net realized gain (loss)       (6,313,993)                   (5,100,835)

 Change in net unrealized       (18,951,671)                  3,565,570
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (24,618,653)                  (736,937)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (642,365)                     (365,767)
From net investment income

 From net realized gain         -                             (12,710,202)

 TOTAL DISTRIBUTIONS            (642,365)                     (13,075,969)

Share transactions - net        65,369,927                    75,395,927
increase (decrease)

Redemption fees                 77,887                        103,555

  TOTAL INCREASE (DECREASE)     40,186,796                    61,686,576
IN NET ASSETS

NET ASSETS

 Beginning of period            293,379,901                   231,693,325

 End of period (including      $ 333,566,697                 $ 293,379,901
undistributed net investment
income of $676,638 and
$673,045, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 17.49                       $ 18.74               $ 15.11   $ 10.00
period

Income from Investment
Operations

Net investment income D           .07                           .12                   .11       .06

Net realized and unrealized       (1.29)                        (.31)                 3.80      5.06
gain (loss)

Total from investment             (1.22)                        (.19)                 3.91      5.12
operations

Less Distributions

From net investment income        (.09)                         (.06)                 (.06)     (.01)

From net realized gain            -                             (1.01)                (.23)     (.01)

Total distributions               (.09)                         (1.07)                (.29)     (.02)

Redemption fees added to paid     .00                           .01                   .01       .01
in capital

Net asset value, end of period   $ 16.18                       $ 17.49               $ 18.74   $ 15.11

TOTAL RETURN B, C                 (7.00)%                       .69%                  26.32%    51.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 32,013                      $ 27,440              $ 21,907  $ 6,275
(000 omitted)

Ratio of expenses to average      1.25% A                       1.24%                 1.32%     1.75% A, F
net assets

Ratio of expenses to average      1.24% A, G                    1.23% G               1.30% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           .84% A                        .73%                  .63%      .55% A
income to average net assets

Portfolio turnover                40% A                         38%                   54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E

Net asset value, beginning of    $ 17.42                       $ 18.66               $ 15.07    $ 10.00
period

Income from Investment
Operations

Net investment income D           .05                           .09                   .07        .04

Net realized and unrealized       (1.29)                        (.30)                 3.78       5.04
gain (loss)

Total from investment             (1.24)                        (.21)                 3.85       5.08
operations

Less Distributions

From net investment income        (.05)                         (.03)                 (.04)      (.01)

From net realized gain            -                             (1.01)                (.23)      (.01)

 Total distributions              (.05)                         (1.04)                (.27)      (.02)

Redemption fees added to paid     .00                           .01                   .01        .01
in capital

Net asset value, end of period   $ 16.13                       $ 17.42               $ 18.66    $ 15.07

TOTAL RETURN B, C                 (7.13)%                       0.53%                 25.96%     50.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 135,740                     $ 123,361             $ 118,608  $ 52,003
(000 omitted)

Ratio of expenses to average      1.47% A                       1.47%                 1.52%      1.94% A
net assets

Ratio of expenses to average      1.46% A, F                    1.46% F               1.50% F    1.91% A, F
net assets after expense
reductions

Ratio of net investment           .62% A                        .50%                  .44%       .37% A
income to average net assets

Portfolio turnover                40% A                         38%                   54%        26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO  JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 17.21                       $ 18.52               $ 15.04   $ 12.56
period

Income from Investment
Operations

Net investment income (loss) D    .01                           -                     (.02)     (.02)

Net realized and unrealized       (1.28)                        (.29)                 3.76      2.50
gain (loss)

Total from investment             (1.27)                        (.29)                 3.74      2.48
operations

Less Distributions

From net investment income        -                             (.02)                 (.04)     -

From net realized gain            -                             (1.01)                (.23)     -

Total distributions               -                             (1.03)                (.27)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 15.94                       $ 17.21               $ 18.52   $ 15.04

TOTAL RETURN B, C                 (7.38)%                       0.05%                 25.29%    19.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 107,749                     $ 94,072              $ 65,926  $ 7,737
(000 omitted)

Ratio of expenses to average      2.00% A                       1.99%                 2.06%     2.50% A, F
net assets

Ratio of expenses to average      1.99% A, G                    1.98% G               2.04% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           .10% A                        (.02)%                (.14)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                40% A                         38%                   54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 17.24                       $ 18.56               $ 15.24
period

Income from Investment
Operations

Net investment income (loss) D    .01                           -                     (.03)

Net realized and unrealized       (1.28)                        (.29)                 3.57
gain (loss)

Total from investment             (1.27)                        (.29)                 3.54
operations

Less Distributions

From net investment income        (.02)                         (.03)                 (.02)

From net realized gain            -                             (1.01)                (.21)

Total distributions               (.02)                         (1.04)                (.23)

Redemption fees added to paid     .00                           .01                   .01
in capital

Net asset value, end of period   $ 15.95                       $ 17.24               $ 18.56

TOTAL RETURN B, C                 (7.37)%                       0.07%                 23.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,190                      $ 36,552              $ 19,983
(000 omitted)

Ratio of expenses to average      1.95% A                       1.95%                 2.09% A
net assets

Ratio of expenses to average      1.95% A                       1.94% F               2.07% A, F
net assets after expense
reductions

Ratio of net investment           .14% A                        .02%                  (.22)% A
income (loss) to average net
assets

Portfolio turnover                40% A                         38%                   54% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO  JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 17.60                       $ 18.80               $ 15.14   $ 10.00
period

Income from Investment
Operations

Net investment income D           .10                           .18                   .14       .10

Net realized and unrealized       (1.31)                        (.30)                 3.79      5.06
gain (loss)

Total from investment             (1.21)                        (.12)                 3.93      5.16
operations

Less Distributions

From net investment income        (.15)                         (.08)                 (.05)     (.02)

From net realized gain            -                             (1.01)                (.23)     (.01)

Total distributions               (.15)                         (1.09)                (.28)     (.03)

Redemption fees added to paid     .00                           .01                   .01       .01
in capital

Net asset value, end of period   $ 16.24                       $ 17.60               $ 18.80   $ 15.14

TOTAL RETURN B, C                 (6.92)%                       1.12%                 26.39%    51.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,876                       $ 11,956              $ 5,270   $ 3,758
(000 omitted)

Ratio of expenses to average      .91% A                        .93%                  1.14%     1.50% A, F
net assets

Ratio of expenses to average      .90% A, G                     .92% G                1.13% G   1.47% A, G
net assets after expense
reductions

Ratio of net investment           1.18% A                       1.04%                 .81%      .85% A
income to average net assets

Portfolio turnover                40% A                         38%                   54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $109,511,171 and $57,280,498, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 35,218     $ 68

CLASS T    313,086      241

CLASS B    486,696      365,237

CLASS C    200,745      118,651

          $ 1,035,745  $ 484,197

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO FDC  RETAINED BY FDC

CLASS A    $ 91,219     $ 59,142

CLASS T     118,082      54,635

CLASS B     167,530      167,530 *

CLASS C     14,788       14,788 *

           $ 391,619    $ 296,095

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 44,659   .32 *

CLASS T                 180,213   .29 *

CLASS B                 152,144   .31 *

CLASS C                 54,351    .27 *

INSTITUTIONAL CLASS     12,220    .22 *

                       $ 443,587

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,570 for the period.
5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $1,246,244. The fund received cash collateral of $1,261,100 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $12,798 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $335 under this arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                            2000                          1999

FROM NET INVESTMENT INCOME

Class A                     $ 141,476                     $ 69,817

Class T                      357,280                       174,881

Class B                      -                             68,552

Class C                      41,773                        31,424

Institutional Class          101,836                       21,093

Total                       $ 642,365                     $ 365,767

FROM NET REALIZED GAIN

Class A                     $ -                           $ 1,212,772

Class T                      -                             6,262,898

Class B                      -                             3,836,369

Class C                      -                             1,125,444

Institutional Class          -                             272,719

Total                       $ -                           $ 12,710,202

                            $ 642,365                     $ 13,075,969

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            822,308             $ 13,843,578
                                 824,679

Reinvestment of distributions    7,540                         85,902               129,106

Shares redeemed                  (421,630)                     (508,971)            (7,040,462)

Net increase (decrease)          410,589                       399,239             $ 6,932,222

CLASS T Shares sold              3,299,170                     3,240,994           $ 55,340,944

Reinvestment of distributions    19,179                        443,632              327,772

Shares redeemed                  (1,982,957)                   (2,959,321)          (32,806,969)

Net increase (decrease)          1,335,392                     725,305             $ 22,861,747

CLASS B Shares sold              2,295,180                     2,867,874           $ 37,879,344

Reinvestment of distributions    -                             235,734              -

Shares redeemed                  (1,000,629)                   (1,197,148)          (16,345,970)

Net increase (decrease)          1,294,551                     1,906,460           $ 21,533,374

CLASS C Shares sold              1,551,245                     1,453,651           $ 25,702,171

Reinvestment of distributions    1,942                         57,370               32,875

Shares redeemed                  (652,005)                     (467,142)            (10,705,246)

Net increase (decrease)          901,182                       1,043,879           $ 15,029,800

INSTITUTIONAL CLASS Shares       281,463                       511,162             $ 4,734,086
sold

Reinvestment of distributions    2,415                         18,075               41,473

Shares redeemed                  (355,303)                     (130,140)            (5,762,775)

Net increase (decrease)          (71,425)                      399,097             $ (987,216)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 14,081,934


Reinvestment of distributions    1,165,695

Shares redeemed                  (8,477,160)

Net increase (decrease)         $ 6,770,469

CLASS T Shares sold             $ 54,768,982

Reinvestment of distributions    6,006,779

Shares redeemed                  (48,376,793)

Net increase (decrease)         $ 12,398,968

CLASS B Shares sold             $ 48,151,991

Reinvestment of distributions    3,165,887

Shares redeemed                  (19,603,788)

Net increase (decrease)         $ 31,714,090

CLASS C Shares sold             $ 24,778,214

Reinvestment of distributions    771,627

Shares redeemed                  (7,840,548)

Net increase (decrease)         $ 17,709,293

INSTITUTIONAL CLASS Shares      $ 8,733,321
sold

Reinvestment of distributions    245,820

Shares redeemed                  (2,176,034)

Net increase (decrease)         $ 6,803,107


ADVISOR HEALTH CARE FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE -  8.07%          6.57%        120.72%
INST CL

S&P 500                     5.59%          10.35%       124.60%

GS Health Care              6.46%          2.57%        119.63%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,    PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV HEALTH CARE -    6.57%        26.13%
INST CL

S&P 500                       10.35%       26.77%

GS Health Care                2.57%        25.94%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Health Care -CL I        S&P 500                     GS Health Care
             00271                       SP001                       GS005
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10670.00                    10516.69                    10812.87
  1996/10/31      10430.00                    10806.74                    10714.59
  1996/11/30      10960.00                    11623.62                    11456.00
  1996/12/31      11030.00                    11393.36                    11211.23
  1997/01/31      11710.00                    12105.21                    12140.37
  1997/02/28      11850.00                    12200.12                    12322.91
  1997/03/31      11210.00                    11698.81                    11479.40
  1997/04/30      11770.00                    12397.23                    12192.08
  1997/05/31      12680.00                    13151.98                    13124.59
  1997/06/30      13620.00                    13741.19                    14149.23
  1997/07/31      14120.00                    14834.57                    14590.78
  1997/08/31      13250.00                    14003.54                    13768.10
  1997/09/30      14087.43                    14770.51                    14522.88
  1997/10/31      13965.02                    14277.18                    14348.05
  1997/11/30      14240.45                    14938.07                    14887.11
  1997/12/31      14467.59                    15194.56                    15322.92
  1998/01/31      15333.72                    15362.61                    16033.22
  1998/02/28      16167.77                    16470.56                    17070.43
  1998/03/31      16798.66                    17314.02                    17844.91
  1998/04/30      16991.13                    17488.19                    18314.30
  1998/05/31      16841.43                    17187.57                    18020.01
  1998/06/30      17761.03                    17885.73                    19053.99
  1998/07/31      17889.34                    17695.25                    19066.04
  1998/08/31      15729.36                    15136.87                    16554.54
  1998/09/30      17524.28                    16106.54                    18419.75
  1998/10/31      18040.67                    17416.64                    19244.11
  1998/11/30      18974.57                    18472.27                    20271.43
  1998/12/31      20282.02                    19536.64                    21491.50
  1999/01/31      20710.52                    20353.66                    21413.35
  1999/02/28      20512.75                    19721.07                    21147.66
  1999/03/31      20897.30                    20510.11                    21793.82
  1999/04/30      20139.19                    21304.46                    20778.64
  1999/05/31      19941.43                    20801.47                    20429.00
  1999/06/30      20919.27                    21955.95                    21294.51
  1999/07/31      20424.85                    21270.48                    20629.59
  1999/08/31      21007.17                    21165.19                    21030.23
  1999/09/30      19139.00                    20585.06                    19154.33
  1999/10/31      20476.37                    21887.68                    20553.14
  1999/11/30      21027.05                    22332.66                    21159.98
  1999/12/31      20701.14                    23648.05                    20622.65
  2000/01/31      22072.23                    22459.97                    21962.65
IMATRL PRASUN   SHR__CHT 20000131 20000216 151026 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $22,072 - a 120.72% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $21,963 - a 119.63% increase.

ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Ramin Arani)

An interview with
Ramin Arani, Portfolio Manager of Fidelity
Advisor Health Care Fund

Q. HOW DID THE FUND PERFORM, RAMIN?

A. For the six months that ended January 31, 2000, the fund's Institutional Class shares returned 8.07%, outpacing the 6.46% return of the Goldman Sachs Health Care Index - an index of 96 stocks designed to measure the performance of companies in the health care sector. The Standard & Poor's 500 Index returned 5.59% during the same period. For the 12 months that ended January 31, 2000, the fund's Institutional Class shares returned 6.57%, while the Goldman Sachs index returned 2.57% and the S&P 500 returned 10.35%.

Q. WHY DID THE FUND OUTPACE THE S&P 500 AND THE GOLDMAN SACHS INDEX DURING THE SIX-MONTH PERIOD?

A. Most of the fund's outperformance relative to the S&P 500 came very late in the period. In fact, the average return of health care stocks in the month of January was 700 to 800 basis points higher than the return of the S&P 500 for that month. The fund was heavily weighted in biotechnology names, which generated stellar returns during the period. Investors became enamored with their upside earnings surprises and the strong data coming out of their clinical trials. And although pharmaceutical stocks bottomed out in December, they bounced back a bit in January. The fund outpaced the Goldman Sachs index because I maintained an overweighted position in biotech stocks relative to that benchmark throughout the period.

Q. YOU MENTIONED THE STRONG PERFORMANCE OF BIOTECHNOLOGY STOCKS.
SPECIFICALLY, WHY DID THEY DO SO WELL?

A. Throughout 1999, biotech companies reported very good data from their clinical trials for new products and, by and large, these stocks trade relative to the quality of their clinical data. Promising new products caused their earnings growth rates to accelerate - and many times, to exceed analysts' expectations. In turn, investors flocked to biotech stocks in droves, especially as the pharmaceutical sector struggled.

Q. WHY DID PHARMACEUTICAL STOCKS UNDERPERFORM?

A. The earnings growth rate for the pharmaceutical industry had been incredibly robust over the past couple of years, mostly due to U.S. Food and Drug Administration reform that resulted in a significant amount of new product approvals. Over the past year, however, investors began to realize that this pace of product approvals was unsustainable and that the earnings growth rate for pharmaceutical companies was likely peaking in 1999. At that point, drug stocks started losing their luster. On top of that, the stocks suffered from political concerns, including fears about the passage of a universal Medicare drug benefit and the possibility that it could lead to price controls.

Q. WHICH INDIVIDUAL STOCKS HELPED PERFORMANCE? WHY?

A. The fund had a large position in Warner-Lambert, which helped performance because the company was the target of a takeover battle between American Home Products and Pfizer. Pfizer ultimately signed a contract to acquire Warner-Lambert, but the ensuing battle drove the stock price to record highs. The biggest winner on the biotech side was Amgen. The company reported strong sales growth in its core products, while also reporting good data from its clinical trials and the promise to launch several new drugs over the next few years. Stocks such as Affymetrix, a developer of genetic technology, and Millennium Pharmaceuticals also boosted performance as those companies generated strong earnings growth during the period.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

A. Some of the fund's large pharmaceutical holdings, such as Eli Lilly and Schering-Plough, hurt returns. These stocks were dragged down by the aforementioned issues that pressured the pharmaceutical group as a whole, but company-specific concerns also played a part in their underperformance. In addition, the fund held a few large positions in health care service stocks, such as United HealthCare and Cardinal Health, that fell under extreme pressures due to concerns about the sustainability of their earnings growth rate.

Q. WHAT'S YOUR OUTLOOK?

A. Health care stocks are driven by relative earnings growth. Given that the outlook for earnings growth in health care stocks is pretty stable, the growth rate of the S&P 500 must decelerate for health care issues to really outperform. I don't think I can predict the future of the S&P 500's growth rate, but at some point I believe that a 20% growth rate for that index is unsustainable. Therefore, I believe health care stocks could generate strong returns when growth of the broader market slows.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$813 million

MANAGER: Ramin Arani, since August 1999;
joined Fidelity in 1992

(checkmark)

ADVISOR HEALTH CARE FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S NET ASSETS

Warner-Lambert Co.             10.7

Bristol-Myers Squibb Co.       8.2

Eli Lilly & Co.                6.2

Merck & Co., Inc.              6.0

Johnson & Johnson              4.9

American Home Products Corp.   4.8

Amgen, Inc.                    4.8

Medtronic, Inc.                4.7

Schering-Plough Corp.          4.7

Pfizer, Inc.                   2.6

                               57.6

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Drugs & Pharmaceuticals         62.8%

                        Medical Equipment & Supplies    19.7%

                        Medical Facilities Management   4.6%

                        Computer Services & Software    1.5%

                        Insurance                       1.2%

                        All Others *                    10.2%


Row: 1, Col: 1, Value: 62.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 19.7
Row: 1, Col: 4, Value: 4.6
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 1.2
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.2
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR HEALTH CARE FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 91.6%

                                 SHARES                         VALUE (NOTE 1)

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           200                           $ 5,800

COMPUTER SERVICES & SOFTWARE
- 1.5%

Affymetrix, Inc. (a)              19,700                         4,560,550

Healtheon/Web Maryland Corp.      42,700                         2,775,500

IMS Health, Inc.                  196,700                        4,413,456

                                                                 11,749,506

DRUG STORES - 0.3%

CVS Corp.                         73,000                         2,550,438

DRUGS & PHARMACEUTICALS - 62.8%

Allergan, Inc.                    149,200                        8,504,400

ALZA Corp. Class A. (a)           49,400                         1,762,963

American Home Products Corp.      834,300                        39,264,244

Amgen, Inc. (a)                   610,600                        38,887,588

Andrx Corp. (a)                   32,600                         2,290,150

Bausch & Lomb, Inc.               77,400                         4,798,800

Biochem Pharma, Inc. (a)          2,400                          68,080

Biogen, Inc. (a)                  144,700                        12,480,375

Biovail Corp. International       47,800                         2,381,153
(a)

Bristol-Myers Squibb Co.          1,013,100                      66,864,600

Cephalon, Inc. (a)                110,319                        3,916,325

Chiron Corp. (a)                  163,400                        7,250,875

Eli Lilly & Co.                   748,700                        50,069,313

Enzon, Inc. (a)                   30,500                         1,542,156

Forest Laboratories, Inc. (a)     111,400                        7,519,500

Genentech, Inc.                   2,800                          393,400

Genzyme Corp. - General           54,700                         2,844,400
Division

Gilead Sciences, Inc. (a)         41,300                         1,933,356

Human Genome Sciences, Inc.       34,200                         3,351,600
(a)

IDEC Pharmaceuticals Corp. (a)    57,438                         7,247,958

Immunex Corp. (a)                 149,700                        19,573,275

Medicis Pharmaceutical Corp.      35,100                         1,465,425
Class A (a)

Medimmune, Inc. (a)               49,700                         7,256,200

Merck & Co., Inc.                 620,600                        48,911,038

Millennium Pharmaceuticals,       32,900                         6,166,694
Inc. (a)

Pfizer, Inc.                      575,000                        20,915,625

Pharmacia & Upjohn, Inc.          181,600                        8,535,200

QLT PhotoTherapeutics, Inc.       12,800                         867,887
(a)

Schering-Plough Corp.             860,400                        37,857,600

Sepracor, Inc. (a)                48,400                         6,776,000

Warner-Lambert Co.                915,500                        86,915,276

Watson Pharmaceuticals, Inc.      52,300                         2,108,344
(a)

                                                                 510,719,800

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   300                            4,200



                                 SHARES                         VALUE (NOTE 1)

ELECTRONIC INSTRUMENTS - 1.2%

Beckman Coulter, Inc.             15,300                        $ 800,381

PE Corp. - Biosystems Group       39,200                         5,870,200

Sequenom, Inc.                    500                            13,000

Waters Corp. (a)                  40,700                         3,006,713

                                                                 9,690,294

ELECTRONICS - 0.0%

Quantum Effect Devices, Inc.      200                            3,200

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Mettler-Toledo International,     29,000                         924,375
Inc. (a)

INSURANCE - 1.2%

CIGNA Corp.                       136,700                        9,808,225

MEDICAL EQUIPMENT & SUPPLIES
- 19.7%

Abbott Laboratories               606,000                        19,770,750

Allscripts, Inc.                  500                            23,813

AmeriSource Health Corp.          34,400                         623,500
Class A (a)

Baxter International, Inc.        260,600                        16,645,825

Becton, Dickinson & Co.           186,000                        4,870,875

Biomet, Inc.                      153,400                        6,107,238

C. R. Bard, Inc.                  100                            4,475

Cardinal Health, Inc.             238,206                        11,389,224

Guidant Corp. (a)                 292,500                        15,392,813

Johnson & Johnson                 459,421                        39,538,920

Mallinckrodt, Inc.                700                            20,169

Medtronic, Inc.                   840,128                        38,435,856

Patterson Dental Co. (a)          20,400                         888,675

Resmed, Inc. (a)                  18,400                         790,050

Stryker Corp.                     36,000                         2,268,000

Sybron International, Inc. (a)    126,500                        2,917,406

VISX, Inc. (a)                    23,400                         663,975

                                                                 160,351,564

MEDICAL FACILITIES MANAGEMENT
- 4.6%

Columbia/HCA Healthcare Corp.     468,800                        12,804,100

Express Scripts, Inc. Class A     105,400                        5,447,863
(a)

Lincare Holdings, Inc. (a)        76,100                         2,696,794

Oxford Health Plans, Inc. (a)     74,700                         1,059,806

Trigon Healthcare, Inc. (a)       60,800                         1,850,600

United HealthCare Corp.           161,500                        8,559,500

Wellpoint Health Networks,        70,900                         4,821,200
Inc. (a)

                                                                 37,239,863

SERVICES - 0.2%

Caremark Rx, Inc. (a)             383,200                        1,628,600

TOTAL COMMON STOCKS                                744,675,865
(Cost $629,383,675)

CASH EQUIVALENTS - 9.8%

                                 SHARES                         VALUE (NOTE 1)

Central Cash Collateral Fund,     4,241,550                     $ 4,241,550
5.56% (b)

Taxable Central Cash Fund,        69,499,972                     69,499,972
5.45% (b)

                                 MATURITY AMOUNT

Investments in repurchase        $ 5,963,947                     5,963,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.72%,
dated 1/31/00 due 2/1/00

TOTAL CASH EQUIVALENTS                             79,704,522
(Cost $79,704,522)


TOTAL INVESTMENT PORTFOLIO -       824,380,387
101.4%
(Cost $709,088,197)

NET OTHER ASSETS - (1.4)%          (11,363,006)

NET ASSETS - 100%                 $ 813,017,381

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $711,828,413. Net unrealized appreciation aggregated $112,551,974, of which $143,142,802 related to appreciated investment securities and $30,590,828 related to depreciated investment securities.

ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 824,380,387
value (including repurchase
agreements of $5,963,000)
(cost $709,088,197) -  See
accompanying schedule

Cash                                          931

Receivable for investments                    9,319,915
sold

Receivable for fund shares                    4,826,002
sold

Dividends receivable                          386,731

Interest receivable                           293,830

Redemption fees receivable                    99

Other receivables                             890

 TOTAL ASSETS                                 839,208,785

LIABILITIES

Payable for investments        $ 18,794,164
purchased

Payable for fund shares         2,128,653
redeemed

Accrued management fee          368,786

Distribution fees payable       458,171

Other payables and accrued      200,080
expenses

Collateral on securities        4,241,550
loaned, at value

 TOTAL LIABILITIES                            26,191,404

NET ASSETS                                   $ 813,017,381

Net Assets consist of:

Paid in capital                              $ 704,865,430

Accumulated net investment                    (1,699,686)
loss

Accumulated undistributed net                 (5,439,964)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   115,291,601
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 813,017,381

CALCULATION OF MAXIMUM                        $19.56
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($82,137,252 (divided
by)   4,198,884 shares)

 Maximum offering price per                   $20.75
share    (100/94.25 of
$19.56)

 CLASS T:  NET ASSET VALUE                    $19.45
and redemption    price per
share ($277,066,190 (divided
by)    14,243,273 shares)

 Maximum offering price per                   $20.16
share    (100/96.50 of
$19.45)

 CLASS B:  NET ASSET VALUE                    $19.18
and offering price    per
share ($282,825,384 (divided
by)    14,747,872 shares) A

 CLASS C:  NET ASSET VALUE                    $19.17
and offering price    per
share ($139,697,803 (divided
by)    7,286,757 shares) A

 INSTITUTIONAL CLASS:  NET                    $19.64
ASSET VALUE, offering price
  and redemption price per
share    ($31,290,752
(divided by)    1,593,294
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED JANUARY 31,
                                 2000 (UNAUDITED)

INVESTMENT INCOME                              $ 2,820,649
Dividends

Interest                                        1,410,302

Security lending                                9,502

 TOTAL INCOME                                   4,240,453

EXPENSES

Management fee                   $ 2,092,326

Transfer agent fees               1,007,464

Distribution fees                 2,558,609

Accounting and security           136,817
lending fees

Non-interested trustees'          996
compensation

Custodian fees and expenses       8,580

Registration fees                 108,207

Audit                             14,461

Legal                             4,193

Miscellaneous                     3,971

 Total expenses before            5,935,624
reductions

 Expense reductions               (51,471)      5,884,153

NET INVESTMENT INCOME (LOSS)                    (1,643,700)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (4,567,037)

 Foreign currency transactions    13,431        (4,553,606)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            61,288,802

 Assets and liabilities in        (690)         61,288,112
foreign currencies

NET GAIN (LOSS)                                 56,734,506

NET INCREASE (DECREASE) IN                     $ 55,090,806
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (1,643,700)                 $ (1,677,006)
income (loss)

 Net realized gain (loss)       (4,553,606)                   16,392,585

 Change in net unrealized       61,288,112                    24,414,060
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     55,090,806                    39,129,639
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (55,986)                      -
In excess of net investment
income

 From net realized gain         (13,943,096)                  (5,527,534)

 TOTAL DISTRIBUTIONS            (13,999,082)                  (5,527,534)

Share transactions - net        88,806,967                    416,927,170
increase (decrease)

Redemption fees                 181,704                       201,576

  TOTAL INCREASE (DECREASE)     130,080,395                   450,730,851
IN NET ASSETS

NET ASSETS

 Beginning of period            682,936,986                   232,206,135

 End of period (including      $ 813,017,381                 $ 682,936,986
accumulated net investment
loss of $1,699,686 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 18.52                       $ 16.70               $ 14.10   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00                           .00                   (.03)     (.02)

Net realized and unrealized       1.45                          2.20                  3.50      4.12
gain (loss)

Total from investment             1.45                          2.20                  3.47      4.10
operations

Less Distributions

From net realized gain            (.41)                         (.39)                 (.88)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 19.56                       $ 18.52               $ 16.70   $ 14.10

TOTAL RETURN B, C                 7.87%                         13.80%                26.47%    41.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 82,137                      $ 66,142              $ 20,902  $ 5,488
(000 omitted)

Ratio of expenses to average      1.20% A                       1.23%                 1.38%     1.75% A, F
net assets

Ratio of expenses to average      1.19% A, G                    1.21% G               1.36% G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           (.02)% A                      .01%                  (.18)%    (.18)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E

Net asset value, beginning of    $ 18.40                       $ 16.61               $ 14.05    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                         (.04)                 (.05)      (.04)

Net realized and unrealized       1.44                          2.19                  3.47       4.09
gain (loss)

Total from investment             1.42                          2.15                  3.42       4.05
operations

Less Distributions

From net realized gain            (.37)                         (.37)                 (.87)      -

Redemption fees added to paid     .00                           .01                   .01        -
in capital

Net asset value, end of period   $ 19.45                       $ 18.40               $ 16.61    $ 14.05

TOTAL RETURN B, C                 7.76%                         13.54%                26.17%     40.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 277,066                     $ 248,442             $ 124,652  $ 50,868
(000 omitted)

Ratio of expenses to average      1.42% A                       1.46%                 1.54%      1.97% A
net assets

Ratio of expenses to average      1.41%  A, F                   1.43% F               1.52% F    1.96% A, F
net assets after expense
reductions

Ratio of net investment           (.24)% A                      (.21)%                (.31)%     (.39)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%        67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO  JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 18.16                       $ 16.47               $ 14.01   $ 11.88
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                         (.13)                 (.14)     (.05)

Net realized and unrealized       1.43                          2.17                  3.45      2.18
gain (loss)

Total from investment             1.36                          2.04                  3.31      2.13
operations

Less Distributions

From net realized gain            (.34)                         (.36)                 (.86)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 19.18                       $ 18.16               $ 16.47   $ 14.01

TOTAL RETURN B, C                 7.52%                         12.96%                25.40%    17.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 282,825                     $ 225,441             $ 57,074  $ 6,159
(000 omitted)

Ratio of expenses to average      1.94% A                       1.98%                 2.13%     2.50% A, F
net assets

Ratio of expenses to average      1.93%  A, G                   1.96% G               2.12% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           (.76)% A                      (.73)%                (.95)%    (.99)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 18.17                       $ 16.49               $ 13.85
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                         (.12)                 (.12)

Net realized and unrealized       1.42                          2.17                  3.39
gain (loss)

Total from investment             1.36                          2.05                  3.27
operations

Less Distributions

From net realized gain            (.36)                         (.38)                 (.63)

Redemption fees added to paid     .00                           .01                   -
in capital

Net asset value, end of period   $ 19.17                       $ 18.17               $ 16.49

TOTAL RETURN B, C                 7.52%                         13.04%                24.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 139,698                     $ 109,372             $ 19,154
(000 omitted)

Ratio of expenses to average      1.90% A                       1.95%                 2.18% A
net assets

Ratio of expenses to average      1.89% A, F                    1.92% F               2.17% A, F
net assets after expense
reductions

Ratio of net investment           (.72)% A                      (.70)%                (1.06)% A
income (loss) to average net
assets

Portfolio turnover                55% A                         98%                   85%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO  JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 18.59                       $ 16.73               $ 14.12   $ 10.00
period

Income from Investment
Operations

Net investment income D           .02                           .05                   .03       .01

Net realized and unrealized       1.47                          2.21                  3.47      4.11
gain (loss)

Total from investment             1.49                          2.26                  3.50      4.12
operations

Less Distributions

In excess of net investment       (.03)                         -                     -         -
income

From net realized gain            (.41)                         (.41)                 (.90)     -

Total distributions               (.44)                         (.41)                 (.90)     -

Redemption fees added to paid     .00                           .01                   .01       -
in capital

Net asset value, end of period   $ 19.64                       $ 18.59               $ 16.73   $ 14.12

TOTAL RETURN B, C                 8.07%                         14.17%                26.70%    41.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,291                      $ 33,540              $ 10,424  $ 6,875
(000 omitted)

Ratio of expenses to average      .94% A                        .97%                  1.07%     1.50% A, F
net assets

Ratio of expenses to average      .93% A, G                     .95% G                1.04% G   1.49% A, G
net assets after expense
reductions

Ratio of net investment           .24% A                        .28%                  .17%      .08% A
income to average net assets

Portfolio turnover                55% A                         98%                   85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO  JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $242,690,912 and $186,794,750, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 88,302     $ 114

CLASS T    629,939      767

CLASS B    1,237,757    929,250

CLASS C    602,611      476,396

          $ 2,558,609  $ 1,406,527

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO FDC  RETAINED BY FDC

CLASS A    $ 219,063    $ 125,045

CLASS T     253,893      106,262

CLASS B     419,586      419,586*

CLASS C     73,882       73,882*

           $ 966,424    $ 724,775

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 105,582    .30 *

CLASS T                 340,167     .27 *

CLASS B                 361,170     .29 *

CLASS C                 153,089     .25 *

INSTITUTIONAL CLASS     47,456      .29 *

                       $ 1,007,464

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,763 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,307,017. The fund received cash collateral of $4,241,550 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $51,039 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $432 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED
                             2000                          JULY 31,
                                                           1999

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 55,986                      $ -

FROM NET REALIZED GAIN

Class A                      $ 1,513,615                   $ 506,267

Class T                       5,017,608                     2,852,284

Class B                       4,390,777                     1,389,695

Class C                       2,255,381                     512,786

Institutional Class           765,715                       266,502

Total                        $ 13,943,096                  $ 5,527,534

                             $ 13,999,082                  $ 5,527,534

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED  JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                  2000



CLASS A Shares sold                                            2,923,295            $ 27,415,812
                                 1,484,764

Reinvestment of distributions    71,806                        30,315                1,377,280

Shares redeemed                  (929,987)                     (633,263)             (17,101,921)

Net increase (decrease)          626,583                       2,320,347            $ 11,691,171

CLASS T Shares sold              4,338,922                     9,152,907            $ 79,651,020

Reinvestment of distributions    246,623                       182,634               4,708,021

Shares redeemed                  (3,846,204)                   (3,336,370)           (69,522,562)

Net increase (decrease)          739,341                       5,999,171            $ 14,836,479

CLASS B Shares sold              4,334,762                     10,129,553           $ 78,586,019

Reinvestment of distributions    198,005                       81,573                3,734,386

Shares redeemed                  (2,199,143)                   (1,262,369)           (39,387,081)

Net increase (decrease)          2,333,624                     8,948,757            $ 42,933,324

CLASS C Shares sold              2,438,432                     5,638,208            $ 44,143,328

Reinvestment of distributions    83,902                        26,607                1,581,557

Shares redeemed                  (1,253,796)                   (807,853)             (22,515,319)

Net increase (decrease)          1,268,538                     4,856,962            $ 23,209,566

INSTITUTIONAL CLASS Shares       605,402                       1,586,418            $ 11,145,305
sold

Reinvestment of distributions    30,625                        16,379                588,917

Shares redeemed                  (846,771)                     (421,646)             (15,597,795)

Net increase (decrease)          (210,744)                     1,181,151            $ (3,863,573)





                                YEAR ENDED  JULY 31,

                                1999



CLASS A Shares sold             $ 52,957,834


Reinvestment of distributions    451,389

Shares redeemed                  (11,335,392)

Net increase (decrease)         $ 42,073,831

CLASS T Shares sold             $ 163,138,613

Reinvestment of distributions    2,706,621

Shares redeemed                  (58,873,247)

Net increase (decrease)         $ 106,971,987

CLASS B Shares sold             $ 180,199,139

Reinvestment of distributions    1,199,114

Shares redeemed                  (22,344,687)

Net increase (decrease)         $ 159,053,566

CLASS C Shares sold             $ 101,276,858

Reinvestment of distributions    391,120

Shares redeemed                  (14,456,971)

Net increase (decrease)         $ 87,211,007

INSTITUTIONAL CLASS Shares      $ 28,856,815
sold

Reinvestment of distributions    244,208

Shares redeemed                  (7,484,244)

Net increase (decrease)         $ 21,616,779


ADVISOR NATURAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996

FIDELITY ADV NATURAL -  INST CL  -1.88%         39.24%       87.19%        224.43%

S&P 500                          5.59%          10.35%       225.05%       442.52%

GS Natural Resources             -3.94%         31.01%       n/a           n/a


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Institutional Class' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1996

FIDELITY ADV NATURAL -  INST CL    39.24%       13.36%        12.49%

S&P 500                            10.35%       26.59%        18.42%

GS Natural Resources               31.01%       n/a           n/a

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

(checkmark)
$10,000 OVER 10 YEARS
             FA Natural Resources-CL I   S&P 500
             00686                       SP001
  1990/01/31      10000.00                    10000.00
  1990/02/28      10467.98                    10129.00
  1990/03/31      10665.02                    10397.42
  1990/04/30      10106.73                    10137.48
  1990/05/31      11133.00                    11125.89
  1990/06/30      10993.43                    11050.23
  1990/07/31      11535.30                    11014.87
  1990/08/31      11231.53                    10019.13
  1990/09/30      10878.49                     9531.20
  1990/10/31      10098.52                     9490.21
  1990/11/30      10262.73                    10103.28
  1990/12/31      10109.47                    10385.16
  1991/01/31      10443.04                    10837.95
  1991/02/28      11948.34                    11612.87
  1991/03/31      11666.09                    11893.90
  1991/04/30      11725.96                    11922.44
  1991/05/31      12290.45                    12437.49
  1991/06/30      11580.56                    11867.86
  1991/07/31      11965.44                    12420.90
  1991/08/31      12273.35                    12715.27
  1991/09/30      11794.39                    12502.93
  1991/10/31      12068.08                    12670.47
  1991/11/30      11093.05                    12159.85
  1991/12/31      11572.19                    13550.93
  1992/01/31      12290.85                    13298.89
  1992/02/29      12567.25                    13471.77
  1992/03/31      12253.99                    13209.07
  1992/04/30      12705.46                    13597.42
  1992/05/31      13046.36                    13664.05
  1992/06/30      12622.53                    13460.45
  1992/07/31      13129.28                    14010.98
  1992/08/31      12935.79                    13723.76
  1992/09/30      13064.78                    13885.70
  1992/10/31      12788.38                    13934.30
  1992/11/30      12954.22                    14409.46
  1992/12/31      13115.32                    14586.70
  1993/01/31      13535.75                    14709.22
  1993/02/28      13915.16                    14909.27
  1993/03/31      14838.05                    15223.86
  1993/04/30      15637.89                    14855.44
  1993/05/31      16406.97                    15253.56
  1993/06/30      16632.57                    15297.80
  1993/07/31      16406.97                    15236.61
  1993/08/31      17350.37                    15814.08
  1993/09/30      17258.08                    15692.31
  1993/10/31      18037.41                    16017.14
  1993/11/30      17360.63                    15864.97
  1993/12/31      18091.14                    16056.94
  1994/01/31      19191.13                    16602.88
  1994/02/28      18593.07                    16152.94
  1994/03/31      17450.36                    15448.67
  1994/04/30      17738.71                    15646.41
  1994/05/31      17973.66                    15903.02
  1994/06/30      17653.27                    15513.39
  1994/07/31      18251.33                    16022.23
  1994/08/31      19137.73                    16679.14
  1994/09/30      19041.61                    16270.50
  1994/10/31      18753.27                    16636.59
  1994/11/30      17525.12                    16030.68
  1994/12/31      17678.79                    16268.42
  1995/01/31      17331.50                    16690.26
  1995/02/28      17841.57                    17340.68
  1995/03/31      18840.01                    17852.40
  1995/04/30      19610.54                    18378.16
  1995/05/31      19881.85                    19112.73
  1995/06/30      20446.18                    19556.72
  1995/07/31      21314.39                    20205.22
  1995/08/31      21650.81                    20255.94
  1995/09/30      21813.60                    21110.74
  1995/10/31      20912.84                    21035.37
  1995/11/30      21976.39                    21958.82
  1995/12/31      22780.63                    22381.75
  1996/01/31      23645.14                    23143.63
  1996/02/29      24228.97                    23358.17
  1996/03/31      24969.99                    23583.11
  1996/04/30      26429.57                    23930.72
  1996/05/31      26912.35                    24547.89
  1996/06/30      26743.94                    24641.42
  1996/07/31      25284.36                    23552.76
  1996/08/31      26429.57                    24049.49
  1996/09/30      27574.77                    25403.00
  1996/10/31      28259.65                    26103.61
  1996/11/30      29708.00                    28076.78
  1996/12/31      29779.82                    27520.58
  1997/01/31      30258.79                    29240.07
  1997/02/28      28283.05                    29469.31
  1997/03/31      27552.62                    28258.42
  1997/04/30      27444.85                    29945.44
  1997/05/31      29947.46                    31768.52
  1997/06/30      29863.64                    33191.75
  1997/07/31      31635.82                    35832.82
  1997/08/31      31839.38                    33825.47
  1997/09/30      34143.87                    35678.09
  1997/10/31      32061.60                    34486.44
  1997/11/30      29378.68                    36082.82
  1997/12/31      29648.88                    36702.36
  1998/01/31      28855.98                    37108.29
  1998/02/28      29889.58                    39784.53
  1998/03/31      31206.37                    41821.90
  1998/04/30      32409.88                    42242.63
  1998/05/31      30753.28                    41516.48
  1998/06/30      29478.97                    43202.88
  1998/07/31      27114.43                    42742.77
  1998/08/31      21776.49                    36563.02
  1998/09/30      26120.37                    38905.24
  1998/10/31      26268.78                    42069.80
  1998/11/30      25244.74                    44619.65
  1998/12/31      24947.92                    47190.63
  1999/01/31      23300.56                    49164.14
  1999/02/28      22632.71                    47636.12
  1999/03/31      27307.66                    49542.04
  1999/04/30      32027.13                    51460.81
  1999/05/31      30884.37                    50245.82
  1999/06/30      32620.78                    53034.46
  1999/07/31      33066.01                    51378.72
  1999/08/31      34372.03                    51124.40
  1999/09/30      33006.65                    49723.08
  1999/10/31      31715.47                    52869.56
  1999/11/30      31952.93                    53944.39
  1999/12/31      33697.17                    57121.72
  2000/01/31      32443.04                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000216 151406 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Institutional Class on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $32,443 - a 224.43% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $54,252 - a 442.52% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Offen)

An interview with Scott Offen, Portfolio Manager of Fidelity Advisor Natural Resources Fund

Q. SCOTT, HOW DID THE FUND PERFORM?

A. For the six months that ended January 31, 2000, the fund's Institutional Class shares returned -1.88%. To compare, the Goldman Sachs Natural Resources Index - an index of 105 stocks designed to measure the performance of companies in the natural resources sector - returned -3.94%, and the Standard & Poors 500 Index returned 5.59%. For the 12 months that ended January 31, 2000, the fund's Institutional Class shares returned 39.24%, respectively, while the Goldman Sachs index returned 31.01% and the S&P 500 had a return of 10.35%.

Q. WHY DID NATURAL RESOURCES STOCKS STUMBLE OVER THE PAST SIX MONTHS?

A. The market felt that historically high oil prices were not sustainable, despite positive fundamentals in the energy industry, which makes up a large proportion of the natural resources sector. In addition, like virtually every other non-technology sector in the market, natural resources stocks couldn't offer investors the unit growth that many technology companies enjoyed.

Q. WHAT MOVES HAVE YOU MADE WITH THE FUND SINCE TAKING OVER AT THE BEGINNING OF SEPTEMBER?

A. I trimmed the number of stocks in the fund to focus on what I felt were the best ideas. In addition, with oil prices at very high levels, I organized the portfolio to benefit from a downward trend in prices going forward. At the same time, I turned my attention to stocks that typically do well when the price of oil is high but trending downward, namely dollar-wise refiners and integrated oil companies. A greater proportion of their earnings comes from refining and marketing. As the price of oil falls, these companies typically see their earnings rise. I also slightly overweighted the fund relative to the index in exploration and production stocks because they were cheap; it looked as if investors were underestimating the sustainable price of oil. The fund also carried a larger weighting in energy services stocks than the index because I felt that while oil prices may fall, they should stay high enough to stimulate increased supply.

Q. WHAT INVESTMENTS DID YOU PURSUE OUTSIDE THE ENERGY SPHERE?

A. I looked to cut back the fund's investments in gold stocks, because it was uncertain whether or not central banks around the world would continue to sell some of their reserves. I also reduced the fund's investments in non-ferrous metals just at their peak, and increased the percentage of the fund dedicated to steel investments, though stocks in that industry moved upward but then fell back. I'd also mention that Goldman Sachs added paper and forest products stocks to its Natural Resources Index in January 2000. At the end of the period, those companies were unappealing to me because it appeared they had peaked after a rally in 1999.

Q. WHAT STOCKS PERFORMED WELL? WHICH DISAPPOINTED?

A. Alcoa was the best performer for the fund, as low inventories and strong demand caused aluminum prices to rise. Exxon Mobil also did well, due to the cost-cutting benefits brought on by the merger of the two companies. The performance of the fund's two biggest oil service companies diverged. While Schlumberger performed well, Halliburton suffered from missing its earnings estimates. Texaco struggled for the same reason, and USX-Marathon turned off investors because of questions related to its corporate structure.

Q. WHAT IS YOUR OUTLOOK?

A. At the end of the period, energy stocks were cheap. Prices reflected an expectation that oil would fall from where it stood at around $30 per barrel to possibly as low as $16. My feeling is that the long-term price will be higher than that. Overall, the fundamentals for the natural resources sector remain positive. The big question is whether or not that will help stock prices. Recently, the market has been driven by a preference for rapid-growth stocks, mainly in the technology sector. People once invested in natural resources stocks because they offered potentially high rewards for taking on some additional risk. That role has been assumed by Internet stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: December 29, 1987

SIZE: as of January 31, 2000, more than
$313 million

MANAGER: Scott Offen, since September 1999;
joined Fidelity in 1985

(checkmark)

ADVISOR NATURAL RESOURCES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS

Exxon Mobil Corp.               7.8

Royal Dutch Petroleum Co. (NY   6.2
Shares)

Chevron Corp.                   5.4

Schlumberger Ltd.               4.3

Alcoa, Inc.                     3.8

Halliburton Co.                 3.6

Atlantic Richfield Co.          3.3

Amerada Hess Corp.              3.0

Texaco, Inc.                    2.4

USX - Marathon Group            2.4

                                42.2

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Oil & Gas         54.0%

                        Energy Services   21.8%

                        Metals & Mining   7.1%

                        Precious Metals   3.6%

                        Gas               2.4%

                        All Others*       11.1%


Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.8
Row: 1, Col: 4, Value: 7.1
Row: 1, Col: 5, Value: 3.6
Row: 1, Col: 6, Value: 2.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 11.1
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR NATURAL RESOURCES FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 92.0%

                                 SHARES                      VALUE (NOTE 1)

AUTOS, TIRES, & ACCESSORIES -
0.2%

Barrett Resources Corp. (a)       21,400                     $ 632,638

COMMUNICATIONS EQUIPMENT - 0.0%

Turnstone Systems, Inc.           100                         2,900

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   100                         1,400

ELECTRIC UTILITY - 0.5%

Calpine Corp. (a)                 23,200                      1,696,500

ELECTRONIC INSTRUMENTS - 0.0%

Sequenom, Inc.                    100                         2,600

ELECTRONICS - 0.0%

Quantum Effect Devices, Inc.      100                         1,600

ENERGY SERVICES - 21.8%

Baker Hughes, Inc.                220,150                     5,421,194

BJ Services Co. (a)               45,400                      1,946,525

Diamond Offshore Drilling,        24,700                      683,881
Inc.

ENSCO International, Inc.         207,100                     4,737,413

Global Marine, Inc. (a)           96,600                      1,720,688

Halliburton Co.                   308,900                     11,120,400

Hanover Compressor Co. (a)        27,800                      1,101,575

Helmerich & Payne, Inc.           38,300                      900,050

Marine Drilling Companies,        97,750                      1,881,688
Inc. (a)

McDermott International, Inc.     500                         4,938

Nabors Industries, Inc. (a)       146,800                     4,348,950

Noble Drilling Corp. (a)          202,300                     5,929,919

R&B Falcon Corp.                  15,000                      190,313

Rowan Companies, Inc. (a)         40,000                      907,500

Santa Fe International Corp.      15,700                      419,975

Schlumberger Ltd.                 221,200                     13,507,025

Smith International, Inc. (a)     115,100                     5,906,069

Superior Energy Services,         100,400                     709,075
Inc. (a)

Tidewater, Inc.                   32,000                      910,000

Transocean Sedco Forex, Inc.      70,578                      2,245,263

UTI Energy Corp. (a)              1                           28

Weatherford International,        93,600                      3,515,850
Inc. (a)

                                                              68,108,319

GAS - 2.4%

Dynegy, Inc.                      112,100                     3,475,100

Kinder Morgan, Inc.               155,200                     4,083,700

                                                              7,558,800

IRON & STEEL - 1.1%

USX - U.S. Steel Group            142,600                     3,547,175

METALS & MINING - 7.1%

Alcan Aluminium Ltd.              20,000                      774,899

Alcoa, Inc.                       169,300                     11,798,094

Camphor Ventures, Inc. (a)        141,866                     42,206

Cominco Ltd.                      57,500                      1,173,591



                                 SHARES                      VALUE (NOTE 1)

Freeport-McMoRan Copper &         43,500                     $ 696,000
Gold, Inc. (a)

Freeport-McMoRan Copper &         51,000                      889,313
Gold, Inc. Class B (a)

Inco Ltd. (a)                     178,300                     3,367,759

Phelps Dodge Corp.                26,600                      1,546,125

Reynolds Metals Co.               28,300                      1,889,025

                                                              22,177,012

OIL & GAS - 54.0%

Alberta Energy Co. Ltd.           81,900                      2,408,240

Amerada Hess Corp.                177,600                     9,446,100

Anadarko Petroleum Corp.          109,200                     3,583,125

Apache Corp.                      79,000                      2,883,500

Atlantic Richfield Co.            133,300                     10,264,100

Burlington Resources, Inc.        26,900                      862,481

Cabot Oil & Gas Corp. Class A     50,000                      737,500

Canada Occidental Petroleum       103,700                     2,098,609
Ltd.

Canadian Hunter Exploration       56,200                      894,316
Ltd. (a)

Chevron Corp.                     201,600                     16,846,200

Conoco, Inc.:

Class A                           85,300                      1,988,556

Class B                           198,602                     4,679,560

Cooper Cameron Corp. (a)          20,600                      1,019,700

Crestar Energy, Inc. (a)          28,900                      379,908

EOG Resources, Inc.               105,300                     1,671,638

Exxon Mobil Corp.                 292,980                     24,463,822

Forest Oil Corp. (a)              48,900                      489,000

Frontier Oil Corp. (a)            685,100                     5,223,888

Gulf Canada Resources Ltd. (a)    4,100                       12,793

Imperial Oil Ltd.                 55,600                      1,082,880

Magnum Hunter Resources, Inc.     1                           3

Noble Affiliates, Inc.            20,000                      401,250

Nuevo Energy Co. (a)              90,700                      1,677,950

Occidental Petroleum Corp.        271,700                     5,400,038

Penn West Petroleum Ltd. (a)      19,800                      421,247

Petro-Canada                      181,900                     2,718,400

Phillips Petroleum Co.            39,100                      1,598,213

Pioneer Natural Resources Co.     208,700                     1,786,994

Pogo Producing Co.                30,000                      676,875

Prima Energy Corp. (a)            34,700                      971,600

Rio Alto Exploration Ltd. (a)     75,300                      950,790

Royal Dutch Petroleum Co. (NY     351,400                     19,348,963
Shares)

Santa Fe Snyder Corp. (a)         485,335                     3,549,012

Shell Transport & Trading Co.     128,700                     941,118
PLC (Reg.)

Suncor Energy, Inc.               96,400                      4,115,183

Sunoco, Inc.                      132,100                     3,046,556

Swift Energy Co. (a)              1                           11

Talisman Energy, Inc. (a)         110,200                     2,935,414

Texaco, Inc.                      141,000                     7,455,375

Tosco Corp.                       127,300                     3,270,019

Total Fina SA sponsored ADR       16,370                      1,019,033

Ultramar Diamond Shamrock         70,400                      1,540,000
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

OIL & GAS - CONTINUED

Union Pacific Resources           138,200                    $ 1,520,200
Group, Inc.

USX - Marathon Group              286,200                     7,351,763

Valero Energy Corp.               93,500                      2,121,281

Vastar Resources, Inc.            20,200                      1,123,625

Vintage Petroleum, Inc.           163,600                     2,096,125

Wiser Oil Co. (a)                 1                           3

                                                              169,072,957

PAPER & FOREST PRODUCTS - 1.3%

Abitibi-Consolidated, Inc.        77,800                      976,974

Bowater, Inc.                     21,700                      1,121,619

Consolidated Papers, Inc.         39,100                      1,080,138

Domtar, Inc.                      74,900                      912,056

                                                              4,090,787

PRECIOUS METALS - 3.6%

Barrick Gold Corp.                30,000                      485,696

Greenstone Resources Ltd. (a)     1                           0

Homestake Mining Co.              25,000                      165,625

Meridian Gold, Inc. (a)           283,900                     1,424,067

Newmont Mining Corp.              69,400                      1,414,025

Placer Dome, Inc.                 313,210                     2,730,443

Stillwater Mining Co. (a)         138,000                     4,916,250

William Resources, Inc.           1,029,000                   7
warrants 2/15/03 (a)(c)

                                                              11,136,113

TOTAL COMMON STOCKS                            288,028,801
(Cost $251,677,482)

CASH EQUIVALENTS - 10.3%



Central Cash Collateral Fund,     13,602,074                  13,602,074
5.56% (b)

Taxable Central Cash Fund,        18,734,922                  18,734,922
5.45% (b)

TOTAL CASH EQUIVALENTS                         32,336,996
(Cost $32,336,996)

TOTAL INVESTMENT PORTFOLIO -                                  320,365,797
102.3%
(Cost $284,014,478)

NET OTHER ASSETS - (2.3)%                                     (7,216,911)

NET ASSETS - 100%                             $ 313,148,886

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    78.5%

Canada                      9.7

Netherlands                 6.2

Netherlands Antilles        4.3

Others (individually less      1.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $287,384,177. Net unrealized appreciation aggregated $32,981,620, of which $47,264,252 related to appreciated investment securities and $14,282,632 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $21,051,000, all of which will expire on July 31, 2007. The fund intends to elect to defer to its fiscal year ending July 31, 2000 approximately $26,387,000 of losses recognized during the period November 1, 1998 to July 31, 1999.

ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 320,365,797
value  (cost $284,014,478) -
 See accompanying schedule

Receivable for investments                   19,774,173
sold

Receivable for fund shares                   350,757
sold

Dividends receivable                         62,821

Interest receivable                          62,817

Redemption fees receivable                   508

Other receivables                            76,033

 TOTAL ASSETS                                340,692,906

LIABILITIES

Payable to custodian bank      $ 3,345

Payable for investments         12,604,756
purchased

Payable for fund shares         963,286
redeemed

Accrued management fee          156,233

Distribution fees payable       156,603

Other payables and accrued      57,723
expenses

Collateral on securities        13,602,074
loaned, at value

 TOTAL LIABILITIES                           27,544,020

NET ASSETS                                  $ 313,148,886

Net Assets consist of:

Paid in capital                             $ 321,736,042

Distributions in excess of                   (191,689)
net investment income

Accumulated undistributed net                (44,746,432)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  36,350,965
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 313,148,886

CALCULATION OF MAXIMUM                       $21.45
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($7,296,348 (divided
by)     340,090 shares)

 Maximum offering price per                  $22.76
share    (100/94.25 of
$21.45)

 CLASS T:  NET ASSET VALUE                   $21.72
and redemption    price per
share ($247,461,928 (divided
by)    11,392,336 shares)

 Maximum offering price per                  $22.51
share    (100/96.50 of
$21.72)

 CLASS B:  NET ASSET VALUE                   $21.26
and offering price    per
share ($45,957,943 (divided
by)    2,161,378 shares) A

 CLASS C:  NET ASSET VALUE                   $21.36
and offering price    per
share ($9,519,075 (divided
by)    445,742 shares) A

 INSTITUTIONAL CLASS:  NET                   $21.73
ASSET VALUE, offering price
  and redemption price per
share    ($2,913,592
(divided by) 134,080 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED JANUARY 31,
                                           2000 (UNAUDITED)

INVESTMENT INCOME                               $ 2,139,432
Dividends

Interest                                         342,632

Security lending                                 18,984

 TOTAL INCOME                                    2,501,048

EXPENSES

Management fee                   $ 994,084

Transfer agent fees               458,895

Distribution fees                 984,895

Accounting and security           75,604
lending fees

Non-interested trustees'          504
compensation

Custodian fees and expenses       17,672

Registration fees                 56,332

Audit                             14,350

Legal                             2,341

Miscellaneous                     1,470

 Total expenses before            2,606,147
reductions

 Expense reductions               (70,016)       2,536,131

NET INVESTMENT INCOME (LOSS)                     (35,083)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            6,253,708
(including   realized loss
of $138,833   on sales of
investments in   affiliated
issues)

 Foreign currency transactions    (16,546)       6,237,162

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (15,065,623)

 Assets and liabilities in        (251)          (15,065,874)
foreign currencies

NET GAIN (LOSS)                                  (8,828,712)

NET INCREASE (DECREASE) IN                      $ (8,863,795)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (35,083)                    $ 463,885
income (loss)

 Net realized gain (loss)       6,237,162                     (51,289,494)

 Change in net unrealized       (15,065,874)                  105,678,595
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (8,863,795)                   54,852,986
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (26,747)                      (178,918)
From net investment income

 In excess of net investment    (156,606)                     -
income

 From net realized gain         -                             (13,935,776)

 TOTAL DISTRIBUTIONS            (183,353)                     (14,114,694)

Share transactions - net        (30,232,671)                  (88,632,291)
increase (decrease)

Redemption fees                 151,952                       104,288

  TOTAL INCREASE (DECREASE)     (39,127,867)                  (47,789,711)
IN NET ASSETS

NET ASSETS

 Beginning of period            352,276,753                   400,066,464

 End of period (including      $ 313,148,886                 $ 352,276,753
(over) under distribution of
net investment income of
($191,689) and  $28,075,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E       1996 F

Net asset value, beginning of    $ 21.98                       $ 18.94               $ 26.16    $ 25.11      $ 23.65
period

Income from Investment
Operations

Net investment income (loss) D    .02                           .07                   .06        (.05)        (.00)

Net realized and unrealized       (.48)                         3.71                  (3.33)     2.81         1.46
gain (loss)

Total from investment             (.46)                         3.78                  (3.27)     2.76         1.46
operations

Less Distributions

From net investment income        (.01)                         (.04)                 -          (.10)        -

In excess of net investment       (.07)                         -                     -          (.04)        -
income

From net realized gain            -                             (.71)                 (3.96)     (1.57)       -

Total distributions               (.08)                         (.75)                 (3.96)     (1.71)       -

Redemption fees added to paid     .01                           .01                   .01        -            -
in capital

Net asset value, end of period   $ 21.45                       $ 21.98               $ 18.94    $ 26.16      $ 25.11

TOTAL RETURN B, C                 (2.05)%                       21.48%                (14.61)%   11.45%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,296                       $ 7,801               $ 6,474    $ 6,372      $ 1,609
(000 omitted)

Ratio of expenses to average      1.27% A                       1.28%                 1.34%      1.71% A, G   1.66% A, G
net assets

Ratio of expenses to average      1.23% A, H                    1.23% H               1.30% H    1.68% A, H   1.58% A, H
net assets after expense
reductions

Ratio of net investment           .22% A                        .38%                  .28%       (.28)% A     (.01)% A
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%        116% A       137%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO
OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                          SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                          2000

SELECTED PER-SHARE DATA   (UNAUDITED)                   1999                  1998       1997 E       1996 F     1995 F

Net asset value,
beginning of              $ 22.21                       $ 19.11               $ 26.34    $ 25.12      $ 19.25    $ 17.56
period

Income from Investment
Operations

Net investment income
(loss) D                   .01                           .04                   .02        (.02)        .00        (.05)

Net realized and
unrealized                 (.50)                         3.76                  (3.34)     2.83         6.56       2.00
gain (loss)

Total from investment      (.49)                         3.80                  (3.32)     2.81         6.56       1.95
operations

Less Distributions

From net investment
income                     (.00)                         (.01)                 -          (.01)        -          -

In excess of net investment(.01)                         -                     -          (.01)        -          -
income

From net realized gain     -                             (.70)                 (3.92)     (1.57)       (.69)      (.26)

 Total distributions       (.01)                         (.71)                 (3.92)     (1.59)       (.69)      (.26)

Redemption fees added to
paid                       .01                           .01                   .01        -            -          -
in capital

Net asset value, end of
period                    $ 21.72                       $ 22.21               $ 19.11    $ 26.34      $ 25.12    $ 19.25

TOTAL RETURN B, C          (2.16)%                       21.31%                (14.69)%   11.62%       35.01%     11.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of
period                    $ 247,462                     $ 283,419             $ 342,347  $ 618,083    $ 602,915  $ 272,979
(000 omitted)

Ratio of expenses to
average                   1.43% A                       1.45%                 1.43%      1.47% A      1.59%      1.86% G
net assets

Ratio of expenses to
average                   1.39% A, H                    1.40% H               1.39% H    1.44% A, H   1.56% H    1.84% H
net assets after expense
reductions

Ratio of net investment    .06% A                        .20%                  .10%       (.12)% A     .00%       (.30)%
income (loss)  to average
net assets

Portfolio turnover         94% A                         99%                   97%        116% A       137%       161%






SELECTED PER-SHARE DATA          1994 F

Net asset value, beginning of    $ 17.59
period

Income from Investment
Operations

Net investment income (loss) D    (.11)

Net realized and unrealized       .76
gain (loss)

Total from investment             .65
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            (.68)

 Total distributions              (.68)

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 17.56

TOTAL RETURN B, C                 3.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 199,361
(000 omitted)

Ratio of expenses to average      2.10%
net assets

Ratio of expenses to average      2.07% H
net assets after expense
reductions

Ratio of net investment           (.67)%
income (loss)  to average
net assets

Portfolio turnover                125%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED TO OCTOBER 31.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E       1996 F

Net asset value, beginning of    $ 21.78                       $ 18.81               $ 25.99    $ 24.88      $ 19.23
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.06)                 (.09)      (.12)        (.15)

Net realized and unrealized       (.48)                         3.68                  (3.29)     2.80         6.49
gain (loss)

Total from investment             (.53)                         3.62                  (3.38)     2.68         6.34
operations

Less Distributions

From net realized gain            -                             (.66)                 (3.81)     (1.57)       (.69)

Redemption fees added to paid     .01                           .01                   .01        -            -
in capital

Net asset value, end of period   $ 21.26                       $ 21.78               $ 18.81    $ 25.99      $ 24.88

TOTAL RETURN B, C                 (2.39)%                       20.57%                (15.12)%   11.19%       33.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 45,958                      $ 47,792              $ 44,351   $ 59,044     $ 36,106
(000 omitted)

Ratio of expenses to average      1.97% A                       1.99%                 1.98%      2.04% A      2.28%
net assets

Ratio of expenses to average      1.93% A, I                    1.95% I               1.94% I    2.02% A, I   2.24% I
net assets after  expense
reductions

Ratio of net investment           (.48)% A                      (.34)%                (.41)%     (.67)% A     (.68)%
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%        116% A       137%






SELECTED PER-SHARE DATA          1995 G

Net asset value, beginning of    $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       .39
gain (loss)

Total from investment             .36
operations

Less Distributions

From net realized gain            -

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 19.23

TOTAL RETURN B, C                 1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,508
(000 omitted)

Ratio of expenses to average      2.23% A, H
net assets

Ratio of expenses to average      2.21% A, I
net assets after  expense
reductions

Ratio of net investment           (.67)% A
income (loss) to average net
assets

Portfolio turnover                161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO OCTOBER
31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 21.92                       $ 18.96               $ 24.39
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.05)                 (.07)

Net realized and unrealized       (.48)                         3.71                  (4.15)
gain (loss)

Total from investment             (.53)                         3.66                  (4.22)
operations

Less Distributions

From net investment income        (.01)                         (.01)                 -

In excess of net investment       (.03)                         -                     -
income

From net realized gain            -                             (.70)                 (1.22)

Total distributions               (.04)                         (.71)                 (1.22)

Redemption fees added to paid     .01                           .01                   .01
in capital

Net asset value, end of period   $ 21.36                       $ 21.92               $ 18.96

TOTAL RETURN B, C                 (2.37)%                       20.72%                (17.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,519                       $ 8,761               $ 2,972
(000 omitted)

Ratio of expenses to average      1.91% A                       1.94%                 2.50% A, F
net assets

Ratio of expenses to average      1.87% A, G                    1.89% G               2.44% A, G
net assets after expense
reductions

Ratio of net investment           (.42)% A                      (.28)%                (.48)% A
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998       1997 E       1996 F

Net asset value, beginning of    $ 22.28                       $ 19.15               $ 26.42    $ 25.17      $ 19.27
period

Income from Investment
Operations

Net investment income (loss) D    .07                           .14                   .13        .04          .04

Net realized and unrealized       (.50)                         3.76                  (3.35)     2.85         6.55
gain (loss)

Total from investment             (.43)                         3.90                  (3.22)     2.89         6.59
operations

Less Distributions

From net investment income        (.02)                         (.07)                 (.09)      (.05)        -

In excess of net investment       (.11)                         -                     -          (.02)        -
income

From net realized gain            -                             (.71)                 (3.97)     (1.57)       (.69)

Total distributions               (.13)                         (.78)                 (4.06)     (1.64)       (.69)

Redemption fees added to paid     .01                           .01                   .01        -            -
in capital

Net asset value, end of period   $ 21.73                       $ 22.28               $ 19.15    $ 26.42      $ 25.17

TOTAL RETURN B, C                 (1.88)%                       21.95%                (14.29)%   11.95%       35.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,914                       $ 4,505               $ 3,922    $ 10,042     $ 9,860
(000 omitted)

Ratio of expenses to average      .88% A                        .87%                  .95%       1.08% A      1.44%
net assets

Ratio of expenses to average      .84% A, I                     .82% I                .91% I     1.06% A, I   1.39% I
net assets after  expense
reductions

Ratio of net investment           .61% A                        .78%                  .55%       .24% A       .17%
income (loss) to average net
assets

Portfolio turnover                94% A                         99%                   97%        116% A       137%






SELECTED PER-SHARE DATA          1995 G

Net asset value, beginning of    $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .41
gain (loss)

Total from investment             .40
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 19.27

TOTAL RETURN B, C                 2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 718
(000 omitted)

Ratio of expenses to average      1.68% A, H
net assets

Ratio of expenses to average      1.66% A, I
net assets after  expense
reductions

Ratio of net investment           (.13)% A
income (loss) to average net
assets

Portfolio turnover                161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES)
TO OCTOBER 31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $152,378,739 and $198,879,753, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 9,721      $ 15

CLASS T    683,913      3,466

CLASS B    240,054      180,209

CLASS C    51,207       37,909

          $ 984,895    $ 221,599

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 25,521     $ 8,862

CLASS T    59,983       17,403

CLASS B    87,428       87,428*

CLASS C    5,981        5,981*

          $ 178,913    $ 119,674

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 13,597   .35*

CLASS T                 356,096   .26*

CLASS B                 72,407    .30*

CLASS C                 12,607    .25*

INSTITUTIONAL CLASS     4,188     .21*

                       $ 458,895

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $24,286 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $13,156,443. The fund received cash collateral of $13,602,074 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $69,637 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $379, under this arrangement.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Camphor    Ventures, Inc.         $ -                $ 178,630       $ -                  $ -


8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:



                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,1999
                             2000

FROM NET INVESTMENT INCOME

Class A                      $ 4,145                       $ 14,537

Class T                       17,279                        148,852

Class C                       2,465                         1,336

Institutional Class           2,858                         14,193

Total                        $ 26,747                      $ 178,918

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 24,268                      $ -

Class T                       101,169                       -

Class C                       14,431                        -

Institutional Class           16,738                        -

Total                        $ 156,606                     $ -

FROM NET REALIZED GAIN

Class A                      $ -                           $ 234,044

Class T                       -                             11,934,513

Class B                       -                             1,511,499

Class C                       -                             111,651

Institutional Class           -                             144,069

Total                        $ -                           $ 13,935,776

                             $ 183,353                     $ 14,114,694


9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            218,537             $ 2,055,241
                                 92,879

Reinvestment of distributions    1,260                         15,021               27,004

Shares redeemed                  (108,948)                     (220,423)            (2,410,348)

Net increase (decrease)          (14,809)                      13,135              $ (328,103)

CLASS T Shares sold              1,586,971                     3,047,055           $ 36,266,486

Reinvestment of distributions    5,078                         703,210              110,191

Shares redeemed                  (2,963,208)                   (8,897,934)          (65,534,398)

Net increase (decrease)          (1,371,159)                   (5,147,669)         $ (29,157,721)

CLASS B Shares sold              364,264                       979,053             $ 8,039,219

Reinvestment of distributions    -                             80,941               -

Shares redeemed                  (396,817)                     (1,224,137)          (8,619,611)

Net increase (decrease)          (32,553)                      (164,143)           $ (580,392)

CLASS C Shares sold              370,747                       408,624             $ 8,352,919

Reinvestment of distributions    614                           5,837                13,104

Shares redeemed                  (325,343)                     (171,451)            (7,047,285)

Net increase (decrease)          46,018                        243,010             $ 1,318,738

INSTITUTIONAL CLASS Shares       43,600                        107,128             $ 991,824
sold

Reinvestment of distributions    553                           8,746                11,999

Shares redeemed                  (112,296)                     (118,487)            (2,489,016)

Net increase (decrease)          (68,143)                      (2,613)             $ (1,485,193)





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 4,009,679


Reinvestment of distributions    240,787

Shares redeemed                  (4,042,409)

Net increase (decrease)         $ 208,057

CLASS T Shares sold             $ 55,714,382

Reinvestment of distributions    11,405,418

Shares redeemed                  (157,418,593)

Net increase (decrease)         $ (90,298,793)

CLASS B Shares sold             $ 17,717,381

Reinvestment of distributions    1,294,263

Shares redeemed                  (21,780,799)

Net increase (decrease)         $ (2,769,155)

CLASS C Shares sold             $ 7,488,770

Reinvestment of distributions    93,864

Shares redeemed                  (3,264,239)

Net increase (decrease)         $ 4,318,395

INSTITUTIONAL CLASS Shares      $ 1,948,930
sold

Reinvestment of distributions    141,597

Shares redeemed                  (2,181,322)

Net increase (decrease)         $ (90,795)


ADVISOR TECHNOLOGY FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED FEBRUARY 29,  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY -  46.96%         58.27%       314.89%
INST CL

S&P 500                    5.59%          10.35%       124.60%

GS Technology              41.54%         52.68%       347.46%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 185 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED FEBRUARY 29,    PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV TECHNOLOGY -    58.27%       51.76%
INST CL

S&P 500                      10.35%       26.77%

GS Technology                52.68%       55.16%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Technology -CL I         S&P 500                     GS Technology
             00202                       SP001                       GS008
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      11120.00                    10516.69                    11083.33
  1996/10/31      11230.00                    10806.74                    11005.93
  1996/11/30      12740.00                    11623.62                    12484.68
  1996/12/31      12478.92                    11393.36                    12085.30
  1997/01/31      13888.97                    12105.21                    13401.78
  1997/02/28      12932.15                    12200.12                    12346.74
  1997/03/31      12146.56                    11698.81                    11700.17
  1997/04/30      12871.72                    12397.23                    12745.92
  1997/05/31      14332.13                    13151.98                    14042.99
  1997/06/30      14473.13                    13741.19                    14224.25
  1997/07/31      16094.69                    14834.57                    16770.21
  1997/08/31      16568.06                    14003.54                    16383.11
  1997/09/30      17259.77                    14770.51                    16876.01
  1997/10/31      14759.13                    14277.18                    15423.60
  1997/11/30      14546.31                    14938.07                    15675.33
  1997/12/31      13816.57                    15194.56                    14927.75
  1998/01/31      14571.63                    15362.61                    15702.74
  1998/02/28      16239.54                    16470.56                    17407.22
  1998/03/31      16217.00                    17314.02                    17691.17
  1998/04/30      16870.63                    17488.19                    18693.45
  1998/05/31      15653.51                    17187.57                    17416.86
  1998/06/30      16881.90                    17885.73                    18931.40
  1998/07/31      16780.48                    17695.25                    19348.25
  1998/08/31      14222.27                    15136.87                    15845.13
  1998/09/30      16329.69                    16106.54                    18099.82
  1998/10/31      17265.07                    17416.64                    19431.16
  1998/11/30      19631.69                    18472.27                    21695.15
  1998/12/31      23170.36                    19536.64                    25251.29
  1999/01/31      26213.16                    20353.66                    29307.61
  1999/02/28      23711.30                    19721.07                    25789.36
  1999/03/31      26506.17                    20510.11                    27994.44
  1999/04/30      26709.02                    21304.46                    28876.92
  1999/05/31      25818.72                    20801.47                    28562.51
  1999/06/30      28737.55                    21955.95                    31922.25
  1999/07/31      28230.42                    21270.48                    31614.43
  1999/08/31      29616.59                    21165.19                    33261.48
  1999/09/30      29517.01                    20585.06                    33593.44
  1999/10/31      31586.51                    21887.68                    34783.42
  1999/11/30      36021.16                    22332.66                    39644.67
  1999/12/31      44104.76                    23648.05                    47692.15
  2000/01/31      41488.58                    22459.97                    44746.18
IMATRL PRASUN   SHR__CHT 20000131 20000216 162636 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $41,489 - a 314.89% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $44,746 - a 347.46% increase.

ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Larry Rakers)

NOTE TO SHAREHOLDERS: Larry Rakers became Portfolio Manager of
Fidelity Advisor Technology Fund on January 4, 2000.

Q. HOW DID THE FUND PERFORM, LARRY?

A. For the six-month period that ended January 31, 2000, the fund's Institutional Class shares posted a return of 46.96%. This performance topped the Goldman Sachs Technology Index - an index of 185 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned 41.54% and 5.59%, respectively. For the year that ended January 31, 2000, the fund's Institutional Class shares returned 58.27%, outpacing the Goldman Sachs and S&P 500 indexes, which posted respective returns of 52.68% and 10.35%.

Q. WHAT FACTORS ENABLED THE FUND TO OUTPERFORM THE GOLDMAN SACHS INDEX DURING THE SIX-MONTH PERIOD?

A. The decision to remain underweighted in many lagging computer hardware manufacturers relative to the index paid off nicely for the fund. Having no exposure to IBM and holding considerably less Dell than the index really helped. Many of the key players in this space were hurt by declining sales attributed to component shortages and Y2K-related shortfalls. Another key was the overweighting in leading communications equipment and Internet infrastructure names such as Ericsson, Qualcomm, Nortel Networks and JDS Uniphase. Some good picks within Internet services, namely Exodus Communications and Akamai Technologies, further bolstered relative performance.

Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?

A. I haven't made any significant changes to the prevailing themes I just outlined. The basic premise behind the fund's current positioning is the same. It remains simply a function of where we perceive the highest growth rates to be in the technology group, which hasn't changed much in recent months. On the margin, though, I stepped up our exposure to optical networking, an area I feel houses some of the best growth prospects in the sector.

Q. TECHNOLOGY LED ALL OTHER SEGMENTS OF THE MARKET BY WIDE MARGINS OVER THE PAST SIX MONTHS. WHAT HELPED FUEL THIS DISPARITY?

A. Simply put, it was relative growth rates. Investors rallied around the group's superior earnings growth potential relative to all other areas of the market, respectful of the power of the Internet to reshape the face of the domestic economy and permanently alter the way business is transacted. The market's confidence in the sector was so strong that even markedly higher interest rates - typically a nemesis of growth stocks - couldn't tame the bullishness.

Q. HOW DID OTHER STRATEGIES PLAY OUT FOR THE FUND?

A. Having exposure to software companies that provide Internet infrastructure, such as Vignette and i2 Technologies, gave us a nice lift. We weren't as fortunate with some of our holdings in computer peripherals, namely Electronics for Imaging, and software utilities companies such as BMC Software, which drifted lower alongside computer stocks. The fund's underexposure to some of the period's biggest winners, namely Sun Microsystems, Yahoo!, Intel and Oracle, also dampened relative performance.

Q. WHICH STOCKS HELPED THE MOST? WHICH HURT?

A. The market rewarded JDS Uniphase, a top manufacturer of optical network components, for its leadership position in the race for higher bandwidth - a measure of transmission speed and capacity to deliver data, voice and video. Exodus rose sharply on strong demand for its Web hosting services from companies looking to bring their businesses to the Internet. Gateway was one of the few stars in the computer industry, benefiting in the months leading up to Y2K from selling exclusively to consumers, a group seemingly less affected than corporations by the millennium changeover. In terms of detractors, Electronics for Imaging - a provider of printer-related products - stumbled in response to weak earnings posted by Xerox, its largest customer. BMC was felled by slowing sales related to Y2K and a salesforce restructuring. An out-of- benchmark position in computer hardware wholesaler Ingram Micro also hurt.

Q. WHAT'S YOUR OUTLOOK?

A. I expect much of the same in terms of strategy in the coming months. That is, I'll likely maintain the fund's overweighting in communications equipment and Internet infrastructure at the expense of computer systems and hardware. I'll continue to be mindful of valuations and relative growth rates to help me further hone my industry positioning. With regard to security selection, I will rely heavily on my team of 20 analysts to support me in my quest to uncover the best stocks in a rapidly changing sector.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$2.4 billion

MANAGER: Larry Rakers, since January 2000;
joined Fidelity in 1993
(checkmark)

ADVISOR TECHNOLOGY FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S NET ASSETS

Cisco Systems, Inc.            7.6

Microsoft Corp.                6.3

Motorola, Inc.                 4.8

Oracle Corp.                   3.6

Lucent Technologies, Inc.      3.3

EMC Corp.                      2.9

Hewlett-Packard Co.            2.2

Texas Instruments, Inc.        2.1

Nortel Networks Corp.          2.0

Intuit, Inc.                   1.9

                               36.7

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Computer Services & Software    37.2%

                        Electronics                     19.2%

                        Communications Equipment        16.5%

                        Computers &  Office Equipment   13.5%

                        Cellular                        1.1%

                        All Others *                    12.5%


Row: 1, Col: 1, Value: 37.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 19.2
Row: 1, Col: 4, Value: 16.5
Row: 1, Col: 5, Value: 13.5
Row: 1, Col: 6, Value: 1.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 12.5
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR TECHNOLOGY FUND

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 92.0%

                                 SHARES                         VALUE (NOTE 1)

ADVERTISING - 1.0%

DoubleClick, Inc. (a)             190,000                       $ 18,774,375

Internet Capital Group, Inc.      50,000                         5,950,000

L90, Inc.                         2,700                          60,750

                                                                 24,785,125

BROADCASTING - 0.1%

American Tower Corp. Class A      88,700                         3,159,938
(a)

Regent Communication, Inc.        3,000                          35,250

                                                                 3,195,188

CELLULAR - 1.1%

QUALCOMM, Inc. (a)                204,000                        25,908,000

COMMUNICATIONS EQUIPMENT -
16.5%

Cisco Systems, Inc. (a)           1,728,850                      189,309,061

Efficient Networks, Inc.          56,500                         4,318,719

Globalstar Telecommunications     156,600                        5,158,013
Ltd. (a)

Jabil Circuit, Inc. (a)           143,900                        9,101,675

Lucent Technologies, Inc.         1,476,538                      81,578,725

Nokia AB sponsored ADR            120,400                        22,033,200

Nortel Networks Corp.             528,370                        50,119,021

Telefonaktiebolaget LM            546,300                        40,733,494
Ericsson sponsored ADR

Tellabs, Inc. (a)                 144,900                        7,824,600

Tollgrade Communications,         12,500                         726,563
Inc. (a)

Turnstone Systems, Inc.           1,000                          29,000

                                                                 410,932,071

COMPUTER SERVICES & SOFTWARE
- 37.2%

Adobe Systems, Inc.               49,200                         2,709,075

Affiliated Computer Services,     131,200                        5,215,200
Inc.  Class A (a)

Akamai Technologies, Inc.         80,800                         20,129,300

Amazon.com, Inc. (a)              211,600                        13,661,425

Amdocs Ltd. (a)                   139,200                        7,403,700

America Online, Inc. (a)          624,400                        35,551,775

Ariba, Inc.                       59,000                         9,594,875

At Home Corp. Series A (a)        169,400                        6,106,341

Automatic Data Processing,        383,200                        18,178,050
Inc.

BEA Systems, Inc. (a)             355,800                        26,818,425

BMC Software, Inc. (a)            304,100                        11,517,788

Breakaway Solutions, Inc.         51,800                         4,483,938

BroadVision, Inc. (a)             20,000                         2,546,250

Cadence Design Systems, Inc.      150,000                        3,093,750
(a)

Cambridge Technology              369,300                        7,409,081
Partners, Inc. (a)

Caminus Corp.                     1,800                          40,050

Check Point Software              20,000                         2,203,438
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          130,500                        17,911,125

Clarify, Inc. (a)                 32,000                         3,890,000

CMGI, Inc. (a)                    131,200                        14,768,200



                                 SHARES                         VALUE (NOTE 1)

CNET, Inc. (a)                    40,000                        $ 1,960,000

Commerce One, Inc.                80,000                         13,780,000

Computer Associates               455,600                        31,294,025
International, Inc.

Computer Sciences Corp. (a)       111,500                        10,244,063

Compuware Corp. (a)               82,300                         1,743,731

CyberSource Corp.                 16,200                         569,025

Digital Insight Corp.             81,200                         3,481,450

DST Systems, Inc. (a)             258,500                        16,059,313

E.piphany, Inc.                   14,300                         2,259,400

eBay, Inc. (a)                    58,800                         8,823,675

Electronic Data Systems Corp.     58,200                         3,935,775

Electronics for Imaging, Inc.     548,400                        25,706,250
(a)

Engage Technologies, Inc.         20,000                         2,600,000

Exodus Communications, Inc.       312,000                        35,841,000
(a)

Extensity, Inc.                   1,600                          92,600

F5 Networks, Inc.                 40,500                         3,807,000

HealthGate Data Corp.             2,200                          23,788

i2 Technologies, Inc. (a)         68,500                         13,194,813

IMS Health, Inc.                  75,900                         1,703,006

Inktomi Corp. (a)                 77,200                         7,676,575

Intertrust Technologies Corp.     71,800                         10,366,125

Intuit, Inc. (a)                  776,800                        46,850,750

J. D. Edwards & Co. (a)           65,000                         1,937,813

Legato Systems, Inc. (a)          127,500                        3,211,406

Lycos, Inc. (a)                   50,000                         3,671,875

Mercury Interactive Corp. (a)     30,000                         3,281,250

Micromuse, Inc. (a)               61,000                         9,954,438

Microsoft Corp. (a)               1,604,600                      157,050,225

NCR Corp. (a)                     29,400                         1,131,900

Networks Associates, Inc. (a)     150,000                        3,890,625

New Era of Networks, Inc. (a)     87,800                         4,582,063

Oracle Corp. (a)                  1,797,000                      89,765,766

Peregrine Systems, Inc. (a)       45,000                         3,417,188

Phone.com, Inc.                   50,000                         5,500,000

Portal Software, Inc.             41,200                         2,044,550

Proxicom, Inc.                    109,000                        11,009,000

PSINet, Inc. (a)                  20,000                         1,597,500

Rational Software Corp. (a)       60,000                         3,120,000

RealNetworks, Inc. (a)            125,900                        19,789,906

Redback Networks, Inc.            116,400                        21,672,225

Sabre Group Holdings, Inc.        115,000                        5,117,500
Class A (a)

Siebel Systems, Inc. (a)          164,800                        15,110,100

Silknet Software, Inc.            35,000                         5,166,875

Software.com, Inc.                30,000                         2,036,250

Unisys Corp. (a)                  393,500                        12,542,813

Usinternetworking, Inc.           87,200                         3,793,200

Verio, Inc. (a)                   45,000                         2,896,875

VeriSign, Inc. (a)                90,700                         14,636,713

VERITAS Software Corp. (a)        219,250                        31,983,094

Vignette Corp.                    126,000                        24,570,000

Yahoo!, Inc. (a)                  25,000                         8,051,563

                                                                 927,776,863

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

COMPUTERS & OFFICE EQUIPMENT
- 13.5%

Adaptec, Inc. (a)                 100,000                       $ 5,237,500

Advanced Digital Information      31,900                         1,563,100
Corp. (a)

Alteon Websystems, Inc.           30,000                         2,951,250

Apple Computer, Inc. (a)          43,200                         4,482,000

Compaq Computer Corp.             733,300                        20,074,088

Comverse Technology, Inc. (a)     148,700                        21,319,863

Dell Computer Corp. (a)           825,400                        31,726,313

EMC Corp. (a)                     686,500                        73,112,250

Emulex Corp. (a)                  158,800                        15,880,000

Gateway, Inc. (a)                 214,800                        13,143,075

Globix Corp. (a)                  20,000                         1,707,500

Hewlett-Packard Co.               494,800                        53,562,100

Ingram Micro, Inc. Class A (a)    26,500                         303,094

Juniper Networks, Inc.            209,600                        28,361,500

Lexmark International Group,      78,300                         7,379,775
Inc.  Class A (a)

Network Appliance, Inc. (a)       263,600                        26,458,850

SCI Systems, Inc. (a)             45,900                         3,304,800

Sun Microsystems, Inc. (a)        285,000                        22,390,313

Symbol Technologies, Inc.         54,000                         3,223,125

T/R Systems, Inc.                 3,300                          39,806

                                                                 336,220,302

CONSUMER ELECTRONICS - 0.4%

Gemstar International Group       163,200                        10,832,400
Ltd. (a)

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   1,700                          23,800

ELECTRICAL EQUIPMENT - 0.5%

American Power Conversion         85,300                         2,353,747
Corp. (a)

Furukawa Electric Co. Ltd.        463,000                        6,775,925

InterWAVE Communications          1,000                          36,500
International Ltd.

Pinnacle Systems (a)              42,500                         2,071,875

                                                                 11,238,047

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        150,200                        9,941,363

Cohu, Inc.                        50,000                         2,062,500

Lernout & Hauspie Speech          117,000                        5,499,000
Products NV (a)

Sawtek, Inc. (a)                  35,500                         2,245,375

Sequenom, Inc.                    900                            23,400

                                                                 19,771,638



                                 SHARES                         VALUE (NOTE 1)

ELECTRONICS - 19.2%

Altera Corp. (a)                  226,800                       $ 14,912,100

Analog Devices, Inc. (a)          167,700                        15,679,950

Applied Micro Circuits Corp.      104,000                        15,366,000
(a)

AVX Corp.                         237,100                        14,107,450

Broadcom Corp. Class A (a)        58,600                         16,953,713

Brocade Communications            110,700                        17,933,400
Systems, Inc.

Conexant Systems, Inc. (a)        149,300                        12,615,850

Cree Research, Inc. (a)           33,000                         3,106,125

E Tek Dynamics, Inc.              20,000                         3,640,000

Flextronics International         40,000                         1,987,500
Ltd. (a)

Intel Corp.                       310,000                        30,670,625

JDS Uniphase Corp. (a)            167,600                        34,179,925

KEMET Corp. (a)                   423,200                        20,128,450

Linear Technology Corp.           97,000                         9,184,688

LSI Logic Corp. (a)               111,900                        9,147,825

Maxim Integrated Products,        160,800                        8,060,100
Inc. (a)

Microchip Technology, Inc. (a)    28,400                         1,785,650

Micron Technology, Inc. (a)       25,000                         1,554,688

Motorola, Inc.                    884,289                        120,926,521

National Semiconductor Corp.      82,100                         4,310,250
(a)

PMC-Sierra, Inc. (a)              40,500                         7,310,250

QLogic Corp. (a)                  103,700                        15,859,619

Quantum Effect Devices, Inc.      1,200                          19,200

RF Micro Devices, Inc. (a)        40,600                         3,288,600

Solectron Corp. (a)               165,000                        11,983,125

STMicroelectronics NV             124,800                        21,013,200

Texas Instruments, Inc.           479,600                        51,736,850

Vitesse Semiconductor Corp.       164,000                        7,134,000
(a)

Xilinx, Inc. (a)                  105,160                        4,811,070

                                                                 479,406,724

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Aspect Medical Systems, Inc.      400                            11,200

PACKAGING & CONTAINERS - 0.9%

Corning, Inc.                     140,000                        21,595,000

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Neoforma.com, Inc.                1,600                          80,500

SERVICES - 0.8%

Diamond Technology Partners,      235,900                        19,329,056
Inc.  Class A (a)

Gartner Group, Inc. Class B       30,089                         409,963
(a)

                                                                 19,739,019

TOTAL COMMON STOCKS                             2,291,515,877
(Cost $1,729,632,727)

CASH EQUIVALENTS - 10.3%

                                 SHARES                         VALUE (NOTE 1)

Central Cash Collateral Fund,     40,297,538                    $ 40,297,538
5.56% (b)

Taxable Central Cash Fund,        217,016,168                    217,016,168
5.45% (b)

TOTAL CASH EQUIVALENTS                          257,313,706
(Cost $257,313,706)

TOTAL INVESTMENT PORTFOLIO -                                     2,548,829,583
102.3%
(Cost $1,986,946,433)

NET OTHER ASSETS - (2.3)%                                        (56,927,010)

NET ASSETS - 100%                              $ 2,491,902,573


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,999,015,452. Net unrealized appreciation aggregated $549,814,131, of which $647,565,967 related to appreciated investment securities and $97,751,836 related to depreciated investment securities.

ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 2,548,829,583
value  (cost $1,986,946,433)
-  See accompanying schedule

Receivable for investments                     1,084,690
sold

Receivable for fund shares                     29,973,028
sold

Dividends receivable                           68,646

Interest receivable                            1,030,710

Redemption fees receivable                     2,536

Other receivables                              102,605

 TOTAL ASSETS                                  2,581,091,798

LIABILITIES

Payable for investments         $ 38,579,126
purchased

Payable for fund shares          7,001,406
redeemed

Accrued management fee           1,149,854

Distribution fees payable        1,412,219

Other payables and  accrued      749,082
expenses

Collateral on securities         40,297,538
loaned,  at value

 TOTAL LIABILITIES                             89,189,225

NET ASSETS                                    $ 2,491,902,573

Net Assets consist of:

Paid in capital                               $ 1,866,680,807

Accumulated net investment                     (6,903,010)
loss

Accumulated undistributed net                  70,241,626
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    561,883,150
(depreciation) on investments

NET ASSETS                                    $ 2,491,902,573

CALCULATION OF MAXIMUM                         $34.59
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($265,669,245 (divided
by)    7,681,578 shares)

 Maximum offering price per                    $36.70
share  (100/94.25 of $34.59)

 CLASS T:  NET ASSET VALUE                     $34.36
and redemption    price per
share ($923,464,936 (divided
by)   26,875,925 shares)

 Maximum offering price per                    $35.61
share  (100/96.50 of $34.36)

 CLASS B:  NET ASSET VALUE                     $33.86
and offering price    per
share ($934,704,383 (divided
by)    27,608,455 shares) A

 CLASS C:  NET ASSET VALUE                     $33.91
and offering price    per
share ($305,476,868 (divided
by)    9,007,353 shares) A

 INSTITUTIONAL CLASS:  NET                     $34.73
ASSET VALUE, offering price
  and redemption price per
share    ($62,587,141
(divided by) 1,802,082
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED JANUARY 31,
                            2000 (UNAUDITED)

INVESTMENT INCOME                             $ 515,780
Dividends

Interest                                       4,147,441

Security lending                               256,058

 TOTAL INCOME                                  4,919,279

EXPENSES

Management fee                   $ 4,209,651

Transfer agent fees               1,870,724

Distribution fees                 5,074,684

Accounting and security           219,840
lending fees

Non-interested trustees'          1,706
compensation

Custodian fees and expenses       23,343

Registration fees                 461,177

Audit                             14,284

Legal                             5,492

Miscellaneous                     3,899

 Total expenses before            11,884,800
reductions

 Expense reductions               (62,511)     11,822,289

NET INVESTMENT INCOME (LOSS)                   (6,903,010)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            90,483,725

 Foreign currency transactions    4,237        90,487,962

Change in net unrealized                       440,895,528
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                531,383,490

NET INCREASE (DECREASE) IN                    $ 524,480,480
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (6,903,010)                 $ (3,282,503)
income (loss)

 Net realized gain (loss)       90,487,962                    51,119,572

 Change in net unrealized       440,895,528                   107,259,307
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     524,480,480                   155,096,376
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (61,161,116)                  -
from net realized gains

Share transactions - net        1,164,428,435                 557,638,871
increase (decrease)

Redemption fees                 391,334                       259,288

  TOTAL INCREASE (DECREASE)     1,628,139,133                 712,994,535
IN NET ASSETS

NET ASSETS

 Beginning of period            863,763,440                   150,768,905

 End of period (including      $ 2,491,902,573               $ 863,763,440
accumulated net investment
loss of $6,903,010 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 24.95                       $ 14.88               $ 15.96   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.08)                         (.09)                 (.08)     (.10)

Net realized and unrealized       11.29                         10.15                 .58       6.13
gain (loss)

Total from investment             11.21                         10.06                 .50       6.03
operations

Less Distributions

From net realized gain            (1.58)                        -                     (1.14)    (.08)

In excess of net realized gain    -                             -                     (.45)     -

Total distributions               (1.58)                        -                     (1.59)    (.08)

Redemption fees added to paid     .01                           .01                   .01       .01
in capital

Net asset value, end of period   $ 34.59                       $ 24.95               $ 14.88   $ 15.96

TOTAL RETURN B, C                 46.80%                        67.67%                4.20%     60.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 265,669                     $ 94,621              $ 15,414  $ 7,313
(000 omitted)

Ratio of expenses to average      1.20% A                       1.25%                 1.39%     1.75% A, F
net assets

Ratio of expenses to average      1.19% A, G                    1.24% G               1.35% G   1.70% A, G
net assets after expense
reductions

Ratio of net investment           (.52)% A                      (.44)%                (.59)%    (.79)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 24.76                       $ 14.80               $ 15.91   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.11)                         (.14)                 (.11)     (.11)

Net realized and unrealized       11.21                         10.09                 .56       6.09
gain (loss)

Total from investment             11.10                         9.95                  .45       5.98
operations

Less Distributions

From net realized gain            (1.51)                        -                     (1.12)    (.08)

In excess of net realized gain    -                             -                     (.45)     -

 Total distributions              (1.51)                        -                     (1.57)    (.08)

Redemption fees added to paid     .01                           .01                   .01       .01
in capital

Net asset value, end of period   $ 34.36                       $ 24.76               $ 14.80   $ 15.91

TOTAL RETURN B, C                 46.63%                        67.30%                3.85%     60.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 923,465                     $ 349,533             $ 90,499  $ 57,624
(000 omitted)

Ratio of expenses to average      1.42% A                       1.47%                 1.60%     1.92% A
net assets

Ratio of expenses to average      1.41% A, F                    1.46% F               1.56% F   1.87% A, F
net assets after expense
reductions

Ratio of net investment           (.74)% A                      (.65)%                (.80)%    (.93)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 24.44                       $ 14.68               $ 15.88   $ 12.88
period

Income from Investment
Operations

Net investment income (loss) D    (.18)                         (.26)                 (.20)     (.08)

Net realized and unrealized       11.04                         10.01                 .57       3.08
gain (loss)

Total from investment             10.86                         9.75                  .37       3.00
operations

Less Distributions

From net realized gain            (1.45)                        -                     (1.13)    -

In excess of net realized gain    -                             -                     (.45)     -

Total distributions               (1.45)                        -                     (1.58)    -

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 33.86                       $ 24.44               $ 14.68   $ 15.88

TOTAL RETURN B, C                 46.22%                        66.49%                3.27%     23.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 934,704                     $ 298,768             $ 31,041  $ 5,105
(000 omitted)

Ratio of expenses to average      1.95% A                       2.01%                 2.21%     2.50% A, F
net assets

Ratio of expenses to average      1.94% A, G                    2.00% G               2.18% G   2.45% A, G
net assets after expense
reductions

Ratio of net investment           (1.27)% A                     (1.19)%               (1.40)%   (1.41)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 24.49                       $ 14.70               $ 14.28
period

Income from Investment
Operations

Net investment income (loss) D    (.18)                         (.25)                 (.17)

Net realized and unrealized       11.06                         10.03                 1.27
gain (loss)

Total from investment             10.88                         9.78                  1.10
operations

Less Distributions

From net realized gain            (1.47)                        -                     (.49)

In excess of net realized gain    -                             -                     (.20)

Total distributions               (1.47)                        -                     (.69)

Redemption fees added to paid     .01                           .01                   .01
in capital

Net asset value, end of period   $ 33.91                       $ 24.49               $ 14.70

TOTAL RETURN B, C                 46.22%                        66.60%                8.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 305,477                     $ 88,120              $ 6,754
(000 omitted)

Ratio of expenses to average      1.94% A                       1.97%                 2.43% A
net assets

Ratio of expenses to average      1.93% A, F                    1.96% F               2.41% A, F
net assets after expense
reductions

Ratio of net investment           (1.25)% A                     (1.16)%               (1.64)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 25.05                       $ 14.89               $ 15.98   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                         (.04)                 (.04)     (.06)

Net realized and unrealized       11.33                         10.19                 .55       6.12
gain (loss)

Total from investment             11.29                         10.15                 .51       6.06
operations

Less Distributions

From net realized gain            (1.62)                        -                     (1.15)    (.09)

In excess of net realized gain    -                             -                     (.46)     -

Total distributions               (1.62)                        -                     (1.61)    (.09)

Redemption fees added to paid     .01                           .01                   .01       .01
in capital

Net asset value, end of period   $ 34.73                       $ 25.05               $ 14.89   $ 15.98

TOTAL RETURN B, C                 46.96%                        68.23%                4.26%     60.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 62,587                      $ 32,722              $ 7,060   $ 3,598
(000 omitted)

Ratio of expenses to average      .93% A                        .98%                  1.10%     1.50% A, F
net assets

Ratio of expenses to average      .92% A, G                     .97% G                1.07% G   1.44% A, G
net assets after expense
reductions

Ratio of net investment           (.24)% A                      (.17)%                (.30)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                107% A                        170%                  348%      517% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,768,158,376 and $722,058,263, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 197,761    $ 185

CLASS T    1,373,921    1,701

CLASS B    2,670,352    2,003,483

CLASS C    832,650      681,384

          $ 5,074,684  $ 2,686,753


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,169,893  $ 626,593

CLASS T    1,244,394    509,029

CLASS B    489,943       489,943*

CLASS C    36,068        36,068*

          $ 2,940,298  $ 1,661,633

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
  AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 216,174    .27 *

CLASS T                 664,905     .24 *

CLASS B                 718,383     .27 *

CLASS C                 210,789     .25 *

INSTITUTIONAL CLASS     60,473      .25 *

                       $ 1,870,724

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $42,766 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $43,907,150. The fund received cash collateral of $40,297,538 which was invested in cash equivalents, and U.S. Treasury obligations valued at $5,805,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $59,953 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,558 under the custodian arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                        2000                          1999

FROM NET REALIZED GAIN

Class A                 $ 7,083,438                   $ -

Class T                  23,785,599                    -

Class B                  21,306,809                    -

Class C                  6,503,042                     -

Institutional Class      2,482,228                     -

Total                   $ 61,161,116                  $ -

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold              4,257,551                     3,280,891           $ 132,860,477

Reinvestment of distributions    237,147                       -                    6,520,072

Shares redeemed                  (605,680)                     (524,386)            (18,800,034)

Net increase (decrease)          3,889,018                     2,756,505           $ 120,580,515

CLASS T Shares sold              14,406,521                    10,904,693          $ 448,894,924

Reinvestment of distributions    830,793                       -                    22,659,130

Shares redeemed                  (2,478,103)                   (2,903,454)          (72,433,209)

Net increase (decrease)          12,759,211                    8,001,239           $ 399,120,845

CLASS B Shares sold              15,931,615                    11,234,873          $ 484,384,843

Reinvestment of distributions    704,655                       -                    18,859,274

Shares redeemed                  (1,254,384)                   (1,122,956)          (37,438,981)

Net increase (decrease)          15,381,886                    10,111,917          $ 465,805,136

CLASS C Shares sold              5,731,533                     3,451,291           $ 175,959,125

Reinvestment of distributions    200,006                       -                    5,388,508

Shares redeemed                  (522,956)                     (311,910)            (16,127,127)

Net increase (decrease)          5,408,583                     3,139,381           $ 165,220,506

INSTITUTIONAL CLASS Shares       990,830                       1,121,900           $ 29,603,402
sold

Reinvestment of distributions    67,708                        -                    1,853,690

Shares redeemed                  (562,768)                     (289,655)            (17,755,659)

Net increase (decrease)          495,770                       832,245             $ 13,701,433





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 74,375,999

Reinvestment of distributions    -

Shares redeemed                  (11,021,514)

Net increase (decrease)         $ 63,354,485

CLASS T Shares sold             $ 237,438,732

Reinvestment of distributions    -

Shares redeemed                  (59,161,752)

Net increase (decrease)         $ 178,276,980

CLASS B Shares sold             $ 250,482,834

Reinvestment of distributions    -

Shares redeemed                  (23,194,043)

Net increase (decrease)         $ 227,288,791

CLASS C Shares sold             $ 76,473,150

Reinvestment of distributions    -

Shares redeemed                  (6,794,753)

Net increase (decrease)         $ 69,678,397

INSTITUTIONAL CLASS Shares      $ 24,772,786
sold

Reinvestment of distributions    -

Shares redeemed                  (5,732,568)

Net increase (decrease)         $ 19,040,218


ADVISOR UTILITIES GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - INST  18.86%         38.73%       195.16%
CL

S&P 500                        5.59%          10.35%       124.60%

GS Utilities                   12.17%         18.87%       144.74%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 151 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
1996

FIDELITY ADV UTILITIES - INST    38.73%       37.34%
CL

S&P 500                          10.35%       26.77%

GS Utilities                     18.87%       30.00%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.


UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.
(checkmark)

$10,000 OVER LIFE OF FUND
             FA Utilities Growth -CL I   S&P 500                     GS Utilities
             00206                       SP001                       GS007
  1996/09/03      10000.00                    10000.00                    10000.00
  1996/09/30      10160.00                    10516.69                    10176.08
  1996/10/31      10780.00                    10806.74                    10476.83
  1996/11/30      11360.00                    11623.62                    10911.15
  1996/12/31      11524.62                    11393.36                    10972.81
  1997/01/31      11848.98                    12105.21                    11198.39
  1997/02/28      12021.29                    12200.12                    11368.11
  1997/03/31      11413.13                    11698.81                    10703.10
  1997/04/30      11808.43                    12397.23                    10813.53
  1997/05/31      12558.50                    13151.98                    11421.28
  1997/06/30      12953.80                    13741.19                    11800.54
  1997/07/31      13268.01                    14834.57                    12102.55
  1997/08/31      12943.66                    14003.54                    11763.95
  1997/09/30      14335.34                    14770.51                    12662.62
  1997/10/31      14119.85                    14277.18                    12858.05
  1997/11/30      14786.84                    14938.07                    14071.85
  1997/12/31      15011.00                    15194.56                    14800.43
  1998/01/31      16012.47                    15362.61                    15075.28
  1998/02/28      17470.17                    16470.56                    15318.83
  1998/03/31      18527.29                    17314.02                    16771.80
  1998/04/30      18416.01                    17488.19                    16224.12
  1998/05/31      17837.38                    17187.57                    16023.80
  1998/06/30      17681.60                    17885.73                    16401.68
  1998/07/31      17826.25                    17695.25                    16397.57
  1998/08/31      15211.29                    15136.87                    15244.65
  1998/09/30      16723.52                    16106.54                    16699.19
  1998/10/31      16987.26                    17416.64                    17462.71
  1998/11/30      17742.52                    18472.27                    18082.46
  1998/12/31      19922.89                    19536.64                    19876.18
  1999/01/31      21275.46                    20353.66                    20588.34
  1999/02/28      20593.08                    19721.07                    19916.98
  1999/03/31      21567.90                    20510.11                    19710.20
  1999/04/30      23505.36                    21304.46                    21005.03
  1999/05/31      23944.03                    20801.47                    21603.51
  1999/06/30      24821.37                    21955.95                    22204.38
  1999/07/31      24833.55                    21270.48                    21818.20
  1999/08/31      23310.39                    21165.19                    20718.21
  1999/09/30      23847.71                    20585.06                    21211.52
  1999/10/31      26069.07                    21887.68                    22794.58
  1999/11/30      27422.31                    22332.66                    23021.38
  1999/12/31      28717.70                    23648.05                    23901.40
  2000/01/31      29516.49                    22459.97                    24473.87
IMATRL PRASUN   SHR__CHT 20000131 20000216 162918 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $29,516 - a 195.16% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,460 - a 124.60% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $24,474 - a 144.74% increase.

ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Peter Saperstone)

An interview with
Peter Saperstone, Portfolio Manager of Fidelity Advisor Utilities
Growth Fund

Q. HOW DID THE FUND PERFORM, PETER?

A. Both absolute and relative performance were strong. For the six months that ended January 31, 2000, the fund's Institutional Class shares returned 18.86%. During the same period, the Goldman Sachs Utilities Index - an index of 151 stocks designed to measure the performance of companies in the utilities sector - returned 12.17%, while the Standard & Poor's 500 Index returned 5.59%. For the 12 months that ended January 31, 2000, the fund's Institutional Class shares returned 38.73%, while the Goldman Sachs index and the S&P 500 returned 18.87% and 10.35%, respectively.

Q. WHAT FACTORS ENABLED THE FUND TO OUTPERFORM THE GOLDMAN SACHS
INDEX?

A. I overweighted telecommunications stocks and underweighted electric utilities relative to the Goldman Sachs index. That strategy helped because the telecommunications sector continued to experience strong growth, while electric utilities suffered from weak performance due to higher interest rates and fears of slowing earnings growth as a result of deregulation. Within the telecommunications sector, the fund benefited from a concentration on newer entrants and less emphasis on more established companies. My rationale was that newer companies have more to gain and less to lose from deregulation than established companies such as the regional Bell operating companies (RBOCs). Within the electric utilities group, I stressed independent power producers (IPPs) over traditional electric utilities. Although we classify them as electric utilities, IPPs generally have much stronger growth prospects than conventional electric utilities, and their performance helped the fund substantially.

Q. WHAT WERE SOME EXAMPLES OF HIGH-GROWTH AREAS IN THE
TELECOMMUNICATIONS MARKETS?

A. One high-growth area for new entrants was the local telephone service market, which until a few years ago was served exclusively by the RBOCs. The new players on the block in that market are called competitive local exchange carriers (CLECs). These companies have far less overhead than the RBOCs, and they have taken away considerable market share by offering extremely competitive service plans and rates. Another area experiencing dramatic growth was the wireless industry, which benefited from rapidly growing demand as a result of falling prices and new features such as Internet access and voice activation.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?

A. Three wireless stocks made the list of holdings that performed well
- Nextel, Sprint PCS and VoiceStream. All three benefited from the rapidly growing market for wireless products and services. Also helping performance was Calpine, an IPP. As investors became aware of the large number of potentially profitable projects coming on line for the company, the price-to-earnings ratio considered reasonable for its stock expanded dramatically. Finally, two CLECs - McLeodUSA and Metromedia Fiber - continued to gain market share and expand their capacity to handle data traffic.

Q. WHAT STOCKS TURNED IN DISAPPOINTING PERFORMANCES?

A. SBC Communications and Bell Atlantic exemplified the poorly performing RBOCs group. Investors shunned the stocks as they saw the companies' markets increasingly penetrated by competitors. The stocks of established long-distance companies AT&T and MCI WorldCom also hurt performance. These two core holdings suffered from slowing growth and eroding market share. Another lackluster performer, electric utility PG&E, was representative of the twin problems facing many companies in that industry during the period: slowing earnings growth and higher interest rates.

Q. WHAT'S YOUR OUTLOOK, PETER?

A. The utilities market - especially the telecommunications industry - should remain one of the premier growth areas of the economy for the foreseeable future. Deregulation and technological innovation are powerful forces benefiting telecommunications companies in the U.S and abroad. While there may be occasional periods in which values get ahead of themselves, the utilities sector should continue to appreciate faster than the overall market in the long run. I plan to continue my strategy of emphasizing "attackers" over "defenders" for the reasons I mentioned earlier. For now, rising interest rates offer another reason to underweight the RBOCs and traditional electric utilities since those stocks often follow bond prices lower in such an environment.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

START DATE: September 3, 1996

SIZE: as of January 31, 2000, more than
$416 million

MANAGER: Peter Saperstone, since 1998;
joined Fidelity in 1995

(checkmark)

ADVISOR UTILITIES GROWTH FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JANUARY
31, 2000

                              % OF FUND'S NET ASSETS

AT&T Corp.                     9.1

Nextel Communications, Inc.    7.0
Class A

SBC Communications, Inc.       6.9

BellSouth Corp.                6.9

MCI WorldCom, Inc.             6.9

Mannesmann AG (Reg.)           4.4

BCE, Inc.                      3.4

Verio, Inc.                    2.8

Sprint Corp. - PCS Group       2.6
Series 1

Sprint Corp. - FON Group       2.6

                               52.6

TOP INDUSTRIES AS OF JANUARY
31, 2000

% OF FUND'S NET ASSETS

                        Telephone Services              48.5%

                        Cellular                        18.5%

                        Electric Utility                10.6%

                        Computer Services  & Software   6.1%

                        Gas                             4.3%

                        All Others *                    12.0%


Row: 1, Col: 1, Value: 48.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 18.5
Row: 1, Col: 4, Value: 10.6
Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 12.8
* INCLUDES SHORT-TERM

INVESTMENTS AND NET OTHER
ASSETS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

ADVISOR UTILITIES GROWTH FUND


INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 95.5%

                                 SHARES                      VALUE (NOTE 1)

BROADCASTING - 1.2%

AT&T Corp. - Liberty Media        18,600                     $ 950,925
Group  Class A (a)

EchoStar Communications Corp.     4,800                       390,900
 Class A (a)

Metro One Telecommunications,     150,000                     1,865,625
Inc. (a)

PanAmSat Corp. (a)                30,000                      1,576,875

                                                              4,784,325

CELLULAR - 18.5%

ALLTEL Corp.                      80,100                      5,346,675

China Telecom (Hong Kong)         1,031,000                   6,443,751
Ltd. (a)

Mannesmann AG (Reg.)              68,000                      18,492,913

Nextel Communications, Inc.       275,000                     29,253,125
Class A (a)

SBA Communications Corp.          115,000                     3,485,938
Class A

Sprint Corp. - PCS Group          100,000                     11,006,250
Series 1 (a)

Triton PCS Holdings, Inc.         37,100                      1,518,781
Class A

VoiceStream Wireless Corp. (a)    15,000                      1,760,625

                                                              77,308,058

COMMUNICATIONS EQUIPMENT - 2.2%

Globalstar Telecommunications     5,600                       184,450
Ltd. (a)

Nokia AB sponsored ADR            50,000                      9,150,000

                                                              9,334,450

COMPUTER SERVICES & SOFTWARE
- 6.1%

Concentric Network Corp. (a)      61,700                      2,614,538

Covad Communications Group,       100,000                     7,075,000
Inc.

PSINet, Inc. (a)                  50,000                      3,993,750

Verio, Inc. (a)                   182,600                     11,754,875

                                                              25,438,163

CONSUMER ELECTRONICS - 0.6%

General Motors Corp. Class H      22,900                      2,576,250
(a)

ELECTRIC UTILITY - 10.6%

AES Corp. (a)                     100,000                     8,012,500

Calpine Corp. (a)                 113,000                     8,263,125

Citizens Utilities Co. Class B    250,000                     3,703,125

CMS Energy Corp.                  139,400                     4,182,000

Duke Energy Corp.                 61,294                      3,539,729

Entergy Corp.                     233,500                     5,822,906

Illinova Corp.                    14,600                      638,750

IPALCO Enterprises, Inc.          161,100                     3,131,381

PG&E Corp.                        35,800                      785,363

Unicom Corp.                      150,000                     5,868,750

                                                              43,947,629

ELECTRICAL EQUIPMENT - 2.4%

ANTEC Corp. (a)                   28,500                      1,115,063

Omnipoint Corp. (a)               85,900                      8,810,119

                                                              9,925,182



                                 SHARES                      VALUE (NOTE 1)

GAS - 4.3%

Columbia Energy Group             8,100                      $ 526,500

Dynegy, Inc.                      75,900                      2,352,900

Enron Corp.                       47,600                      3,210,025

Kinder Morgan, Inc.               365,100                     9,606,694

Williams Companies, Inc.          52,981                      2,053,014

                                                              17,749,133

LEASING & RENTAL - 0.5%

Crown Castle International        65,000                      2,055,625
Corp. (a)

OIL & GAS - 0.1%

The Coastal Corp.                 13,050                      481,219

REAL ESTATE INVESTMENT TRUSTS
- 0.5%

Pinnacle Holdings, Inc.           46,100                      1,956,369

TELEPHONE SERVICES - 48.5%

Alaska Communication Systems      107,600                     1,546,750
Group, Inc.

Allegiance Telecom, Inc. (a)      10,800                      1,138,050

AT&T Corp.                        718,164                     37,883,144

BCE, Inc.                         140,000                     14,262,981

Bell Atlantic Corp.               25,700                      1,591,794

BellSouth Corp.                   606,200                     28,529,288

CenturyTel, Inc.                  100,500                     3,844,125

Commonwealth Telephone            26,900                      1,449,238
Enterprises, Inc. (a)

Focal Communications Corp.        37,300                      1,496,663

Global TeleSystems Group,         20,000                      498,750
Inc. (a)

GTE Corp.                         14,400                      1,055,700

Intermedia Communications,        20,000                      860,000
Inc. (a)

MCI WorldCom, Inc. (a)            620,660                     28,511,569

McLeodUSA, Inc. Class A (a)       118,000                     8,112,500

Metromedia Fiber Network,         116,600                     7,892,363
Inc.  Class A (a)

NEXTLINK Communications, Inc.     112,700                     9,509,063
 Class A (a)

Qwest Communications              8,722                       343,429
International, Inc. (a)

SBC Communications, Inc.          669,115                     28,855,584

Sprint Corp. - FON Group          169,000                     10,932,188

Telefonica SA sponsored ADR       50,402                      3,830,552

WinStar Communications, Inc.      52,600                      3,724,738
(a)

WinStar Communications, Inc.      117                         8,285

Z-Tel Technologies, Inc.          162,200                     5,859,475

                                                              201,736,229

TOTAL COMMON STOCKS                            397,292,632
(Cost $341,707,381)

CASH EQUIVALENTS - 15.0%

                                 SHARES                      VALUE (NOTE 1)

Central Cash Collateral Fund,     31,519,068                 $ 31,519,068
5.56% (b)

Taxable Central Cash Fund,        31,059,121                  31,059,121
5.45% (b)

TOTAL CASH EQUIVALENTS                         62,578,189
(Cost $62,578,189)

TOTAL INVESTMENT PORTFOLIO -                                  459,870,821
110.5%
(Cost $404,285,570)

NET OTHER ASSETS - (10.5)%                                    (43,628,781)

NET ASSETS - 100%                             $ 416,242,040

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    87.5%

Germany                     4.4

Canada                      3.4

Finland                     2.2

Hong Kong                   1.6

Others (individually less     0.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $406,581,281. Net unrealized appreciation aggregated $53,289,540, of which $65,456,529 related to appreciated investment securities and $12,166,989 related to depreciated investment securities.

ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 459,870,821
value  (cost $404,285,570) -
 See accompanying schedule

Receivable for investments                     7,921,808
sold

Receivable for fund shares                     5,950,724
sold

Dividends receivable                           478,148

Interest receivable                            186,259

Redemption fees receivable                     521

Other receivables                              15,734

 TOTAL ASSETS                                  474,424,015

LIABILITIES

Payable for investments         $ 25,622,973
purchased

Payable for fund shares          500,307
redeemed

Accrued management fee           177,571

Distribution fees payable        225,130

Other payables and  accrued      136,926
expenses

Collateral on securities         31,519,068
loaned,  at value

 TOTAL LIABILITIES                             58,181,975

NET ASSETS                                    $ 416,242,040

Net Assets consist of:

Paid in capital                               $ 349,498,170

Distributions in excess of                     (339,364)
net investment income

Accumulated undistributed net                  11,497,983
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    55,585,251
(depreciation) on investments

NET ASSETS                                    $ 416,242,040

CALCULATION OF MAXIMUM                         $22.82
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($35,863,369 (divided
by)     1,571,481 shares)

 Maximum offering price per                    $24.21
share    (100/94.25 of
$22.82)

 CLASS T:  NET ASSET VALUE                     $22.77
and redemption     price per
share ($144,596,924 (divided
by)     6,349,967 shares)

 Maximum offering price per                    $23.60
share    (100/96.50 of
$22.77)

 CLASS B:  NET ASSET VALUE                     $22.52
and offering price     per
share ($155,534,566 (divided
by)     6,906,280 shares) A

 CLASS C:  NET ASSET VALUE                     $22.50
and offering price    per
share ($66,354,841 (divided
by)     2,948,971 shares) A

 INSTITUTIONAL CLASS:  NET                     $22.91
ASSET VALUE, offering price
  and redemption price per
share     ($13,892,340
(divided by) 606,359 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED JANUARY 31,
                               2000 (UNAUDITED)

INVESTMENT INCOME                             $ 1,210,179
Dividends

Interest                                       632,911

Security lending                               33,711

 TOTAL INCOME                                  1,876,801

EXPENSES

Management fee                   $ 709,683

Transfer agent fees               297,711

Distribution fees                 892,351

Accounting and security           53,128
lending fees

Non-interested trustees'          300
compensation

Custodian fees and expenses       6,164

Registration fees                 126,013

Audit                             12,934

Legal                             1,020

Miscellaneous                     689

 Total expenses before            2,099,993
reductions

 Expense reductions               (12,139)     2,087,854

NET INVESTMENT INCOME (LOSS)                   (211,053)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            13,682,391

 Foreign currency transactions    2,236        13,684,627

Change in net unrealized                       34,519,028
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                48,203,655

NET INCREASE (DECREASE) IN                    $ 47,992,602
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
ASSETS                         2000 (UNAUDITED)

Operations Net investment      $ (211,053)                   $ (97,227)
income (loss)

 Net realized gain (loss)       13,684,627                    8,970,907

 Change in net unrealized       34,519,028                    18,386,120
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     47,992,602                    27,259,800
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (128,311)                     -
In excess of net investment
income

 From net realized gain         (9,710,886)                   (3,437,371)

 TOTAL DISTRIBUTIONS            (9,839,197)                   (3,437,371)

Share transactions - net        202,407,194                   108,825,089
increase (decrease)

Redemption fees                 62,766                        29,790

  TOTAL INCREASE (DECREASE)     240,623,365                   132,677,308
IN NET ASSETS

NET ASSETS

 Beginning of period            175,618,675                   42,941,367

 End of period (including      $ 416,242,040                 $ 175,618,675
under (over) distributions
of net investment income of
($339,364) and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.31                       $ 16.00               $ 13.07   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .03                           .05                   (.02)     .12

Net realized and unrealized       3.53                          5.45                  4.19      3.09
gain (loss)

Total from investment             3.56                          5.50                  4.17      3.21
operations

Less Distributions

From net investment income        -                             -                     (.04)     (.03)

In excess of net investment       (.05)                         -                     -         -
income

From net realized gain            (1.01)                        (1.20)                (1.21)    (.11)

Total distributions               (1.06)                        (1.20)                (1.25)    (.14)

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.82                       $ 20.31               $ 16.00   $ 13.07

TOTAL RETURN B, C                 18.64%                        38.83%                33.99%    32.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 35,863                      $ 14,400              $ 3,186   $ 531
(000 omitted)

Ratio of expenses to average      1.24% A                       1.34%                 1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.23% A, G                    1.32% G               1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment           .30% A                        .30%                  (.11)%    1.09% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.23                       $ 15.95               $ 13.03   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01                           .01                   (.04)     .08

Net realized and unrealized       3.53                          5.43                  4.17      3.09
gain (loss)

Total from investment             3.54                          5.44                  4.13      3.17
operations

Less Distributions

From net investment income        -                             -                     (.03)     (.03)

In excess of net investment       (.01)                         -                     -         -
income

From net realized gain            (1.00)                        (1.17)                (1.19)    (.11)

 Total distributions              (1.01)                        (1.17)                (1.22)    (.14)

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.77                       $ 20.23               $ 15.95   $ 13.03

TOTAL RETURN B, C                 18.57%                        38.45%                33.72%    31.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 144,597                     $ 65,085              $ 19,918  $ 7,085
(000 omitted)

Ratio of expenses to average      1.49% A                       1.58%                 1.94%     2.00% A, F
net assets

Ratio of expenses to average      1.48% A, G                    1.55% G               1.90% G   2.00% A
net assets after expense
reductions

Ratio of net investment           .05% A                        .07%                  (.23)%    .79% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.02                       $ 15.83               $ 13.01   $ 11.76
period

Income from Investment
Operations

Net investment income (loss) D    (.05)                         (.08)                 (.13)     .02

Net realized and unrealized       3.49                          5.39                  4.16      1.23
gain (loss)

Total from investment             3.44                          5.31                  4.03      1.25
operations

Less Distributions

From net investment income        -                             -                     (.03)     -

From net realized gain            (.95)                         (1.13)                (1.19)    -

Total distributions               (.95)                         (1.13)                (1.22)    -

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.52                       $ 20.02               $ 15.83   $ 13.01

TOTAL RETURN B, C                 18.22%                        37.76%                32.97%    10.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 155,535                     $ 65,645              $ 12,919  $ 2,039
(000 omitted)

Ratio of expenses to average      1.99% A                       2.08%                 2.50% F   2.50% A, F
net assets

Ratio of expenses to average      1.98% A, G                    2.05% G               2.47% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.45)% A                      (.43)%                (.85)%    .32% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO  JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998 E

Net asset value, beginning of    $ 20.01                       $ 15.85               $ 13.90
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                         (.08)                 (.10)

Net realized and unrealized       3.49                          5.38                  3.16
gain (loss)

Total from investment             3.45                          5.30                  3.06
operations

Less Distributions

From net investment income        -                             -                     (.02)

From net realized gain            (.96)                         (1.15)                (1.10)

Total distributions               (.96)                         (1.15)                (1.12)

Redemption fees added to paid     -                             .01                   .01
in capital

Net asset value, end of period   $ 22.50                       $ 20.01               $ 15.85

TOTAL RETURN B, C                 18.24%                        37.72%                23.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 66,355                      $ 23,524              $ 3,489
(000 omitted)

Ratio of expenses to average      1.98% A                       2.07%                 2.50% A, F
net assets

Ratio of expenses to average      1.97% A, G                    2.04% G               2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.44)% A                      (.43)%                (.91)% A
income (loss) to average net
assets

Portfolio turnover                128% A                        149%                  151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO  JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

SELECTED PER-SHARE DATA          (UNAUDITED)                   1999                  1998      1997 E

Net asset value, beginning of    $ 20.38                       $ 16.02               $ 13.09   $ 10.00
period

Income from Investment
Operations

Net investment income D           .06                           .11                   .04       .14

Net realized and unrealized       3.55                          5.46                  4.17      3.10
gain (loss)

Total from investment             3.61                          5.57                  4.21      3.24
operations

Less Distributions

From net investment income        -                             -                     (.07)     (.04)

In excess of net investment       (.08)                         -                     -         -
income

From net realized gain            (1.01)                        (1.22)                (1.22)    (.11)

Total distributions               (1.09)                        (1.22)                (1.29)    (.15)

Redemption fees added to paid     .01                           .01                   .01       -
in capital

Net asset value, end of period   $ 22.91                       $ 20.38               $ 16.02   $ 13.09

TOTAL RETURN B, C                 18.86%                        39.31%                34.36%    32.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,892                      $ 6,963               $ 3,430   $ 2,246
(000 omitted)

Ratio of expenses to average      .94% A                        1.02%                 1.46%     1.50% A, F
net assets

Ratio of expenses to average      .93% A, G                     .99% G                1.43% G   1.50% A
net assets after expense
reductions

Ratio of net investment           .60% A                        .63%                  .30%      1.29% A
income to average net assets

Portfolio turnover                128% A                        149%                  151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO  JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Utilities Growth Fund (the fund) is a fund of
Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $331,927,701 and $149,822,403, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,789     $ 28

CLASS T    209,112      235

CLASS B    469,963      352,554

CLASS C    186,487      150,437

          $ 892,351    $ 503,254


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 197,132    $ 94,319

CLASS T    257,213      95,438

CLASS B    82,211       82,211*

CLASS C    6,439        6,439*

          $ 542,995    $ 278,407

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 26,976   .25 *

CLASS T                 102,116   .24 *

CLASS B                 116,424   .25 *

CLASS C                 43,144    .23 *

INSTITUTIONAL CLASS     9,051     .20 *

                       $ 297,711

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,106 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $30,992,450. The fund received cash collateral of $31,519,068 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $11,513 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $626 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,

                             2000                          1999

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 50,046                      $ -

Class T                       42,240                        -

Class B                       -                             -

Class C                       -                             -

Institutional Class           36,025                        -

Total                        $ 128,311                     $ -

FROM NET REALIZED GAIN

Class A                      $ 860,425                     $ 267,451

Class T                       3,343,257                     1,516,237

Class B                       3,638,894                     1,080,984

Class C                       1,413,348                     311,856

Institutional Class           454,962                       260,843

Total                        $ 9,710,886                   $ 3,437,371

                             $ 9,839,197                   $ 3,437,371

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31,  SIX MONTHS ENDED JANUARY 31,

                                2000                          1999                 2000



CLASS A Shares sold                                            610,783             $ 20,285,552
                                 967,367

Reinvestment of distributions    41,771                        17,188               805,886

Shares redeemed                  (146,766)                     (117,917)            (3,098,732)

Net increase (decrease)          862,372                       510,054             $ 17,992,706

CLASS T Shares sold              3,764,104                     2,535,015           $ 79,452,336

Reinvestment of distributions    164,039                       110,405              3,147,401

Shares redeemed                  (794,997)                     (677,022)            (16,015,743)

Net increase (decrease)          3,133,146                     1,968,398           $ 66,583,994

CLASS B Shares sold              3,941,296                     2,681,105           $ 81,633,868

Reinvestment of distributions    148,935                       65,772               2,811,761

Shares redeemed                  (463,688)                     (283,363)            (9,229,005)

Net increase (decrease)          3,626,543                     2,463,514           $ 75,216,624

CLASS C Shares sold              1,884,136                     1,045,991           $ 39,128,015

Reinvestment of distributions    57,267                        17,797               1,081,112

Shares redeemed                  (168,118)                     (108,216)            (3,445,636)

Net increase (decrease)          1,773,285                     955,572             $ 36,763,491

INSTITUTIONAL CLASS Shares       417,881                       170,875             $ 8,842,862
sold

Reinvestment of distributions    17,930                        18,455               342,837

Shares redeemed                  (171,187)                     (61,672)             (3,335,320)

Net increase (decrease)          264,624                       127,658             $ 5,850,379





                                YEAR ENDED JULY 31,

                                1999



CLASS A Shares sold             $ 10,991,149


Reinvestment of distributions    223,588

Shares redeemed                  (1,971,798)

Net increase (decrease)         $ 9,242,939

CLASS T Shares sold             $ 45,737,017

Reinvestment of distributions    1,432,350

Shares redeemed                  (11,443,758)

Net increase (decrease)         $ 35,725,609

CLASS B Shares sold             $ 47,915,404

Reinvestment of distributions    845,886

Shares redeemed                  (4,722,842)

Net increase (decrease)         $ 44,038,448

CLASS C Shares sold             $ 19,125,937

Reinvestment of distributions    228,735

Shares redeemed                  (1,876,189)

Net increase (decrease)         $ 17,478,483

INSTITUTIONAL CLASS Shares      $ 3,122,693
sold

Reinvestment of distributions    240,109

Shares redeemed                  (1,023,192)

Net increase (decrease)         $ 2,339,610






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
* INDEPENDENT TRUSTEES
(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital
Appreciation Fund
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark) Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund



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(registered trademark)
Fidelity Investments Institutional Services Co., Inc.
P.O. Box 505422
Cincinnati, OH  45250-5422